UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5954

The Charles Schwab Family of Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

The Charles Schwab Family of Funds

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Item 1:	Report(s) to Shareholders.

Semiannual Report  |  June 30, 2018
Schwab Advisor Cash Reserves®

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Advisor Cash Reserves  |  Semiannual Report

Schwab Advisor Cash Reserves
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
fund covered in this report.
Dear Shareholder,
Thank you for investing in the Schwab Advisor Cash Reserves, and with Charles Schwab Investment Management. As you may be aware, on June 11, 2018, Charles Schwab Investment Management announced that this fund will be liquidated on or about October 31, 2018. You should have received (or will soon receive) additional details from Schwab about the impact of this change on your account, as well as next steps. There’s no need for you to take any action—Schwab will automatically update the cash feature on your account to a cash feature for which your account is eligible—but we wanted to ensure you were aware of these communications.
At Charles Schwab Investment Management, we remain focused on providing investment options that meet the needs of our shareholders. This change to our money funds lineup is intended to streamline our offering, and reduce complexity for investors. Charles Schwab Investment Management will continue to offer a strong lineup of money market funds, including purchased money market funds, which offer convenient access to higher yields on cash, low investment minimums, and solutions for both retail and institutional accounts.
For more information about this upcoming change to Schwab Advisor Cash Reserves, please contact your Schwab Financial Consultant or call Schwab at 1-800-435-4000. If you are a client of an independent investment advisor, please call them directly or call Schwab Alliance at 1-800-515-2157. If you are a Personal Choice Retirement Account (PCRA) participant, please call 1-877-553-1971.
Sincerely,
“ As you may be aware, on June 11, 2018, Charles Schwab Investment Management announced that this fund will be liquidated on or about October 31, 2018.”
Management views may have changed since the report date.
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Schwab Advisor Cash Reserves  |  Semiannual Report

Schwab Advisor Cash Reserves
Fund Management

Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
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Schwab Advisor Cash Reserves  |  Semiannual Report

Schwab Advisor Cash Reserves

Schwab Advisor Cash Reserves (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Over the six-month reporting period ended June 30, 2018, yields on taxable money market funds rose. Following three 0.25% rate hikes in 2017, the Federal Reserve (Fed) instituted two more during the reporting period—in March and June—citing continued strength in the labor market and solid economic growth. Short term yields, which are directly influenced by central bank policy, rose in response. The federal funds rate ended the reporting period in a range of 1.75% to 2.00%.
In the minutes from its June meeting, however, the Fed noted that uncertainty and risks associated with trade policy had intensified, which could eventually have a negative effect on business sentiment and investment spending. As a result, the U.S. bond yield curve flattened, and yields remained low relative to historical averages. The yield on the benchmark 10-year U.S. Treasury note rose for a fourth straight quarter, briefly surpassing 3% before investors’ concerns drove them to the relative safety of government debt. Despite steady economic growth over the reporting period, inflation remained benign.
Outside the U.S., monetary policies mostly remained relatively accommodative amid low inflation, though some central banks did take steps toward tighter policies. At its March meeting, the Governing Council of the European Central Bank left interest rates unchanged, announcing that it expects key interest rates to remain at their present levels for an extended period of time and confirming that its net asset purchases are intended to run until at least the end of September 2018. During the reporting period, the Bank of Japan removed the timeframe for achieving its 2% inflation target and maintained its short-term interest rate target at –0.1%.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, while all issuers and regions in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. In anticipation of and in response to the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) remained relatively unchanged, beginning the reporting period at 20 days and ending at 19 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	19 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Advisor Cash Reserves  |  Semiannual Report

Schwab Advisor Cash Reserves
Performance and Fund Facts as of June 30, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Advisor Cash Reserves
	Sweep Shares	Premier Sweep Shares
Ticker Symbol	SWQXX	SWZXX
Minimum Initial Investment	*	*
Seven-Day Yield (with waivers)[1]	1.53%	1.60%
Seven-Day Yield (without waivers)[1]	1.49%	1.49%
Seven-Day Effective Yield (with waivers)[1]	1.54%	1.61%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Advisor Cash Reserves  |  Semiannual Report

Schwab Advisor Cash Reserves
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2018 and held through June 30, 2018.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/18	Ending Account Value (Net of Expenses) at 6/30/18	Expenses Paid During Period 1/1/18-6/30/18[2]
Schwab Advisor Cash Reserves
Sweep Shares
Actual Return	0.61%	$1,000.00	$1,005.90	$3.03
Hypothetical 5% Return	0.61%	$1,000.00	$1,021.78	$3.06
Premier Sweep Shares
Actual Return	0.54%	$1,000.00	$1,006.20	$2.69
Hypothetical 5% Return	0.54%	$1,000.00	$1,022.12	$2.71

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Advisor Cash Reserves  |  Semiannual Report

Schwab Advisor Cash Reserves
Financial Statements
Financial Highlights
Sweep Shares	1/1/18– 6/30/18*	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01 [1]	0.01 [1]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.01	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	—	—	—
Total distributions	(0.01)	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.59% [3]	0.58%	0.09%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.61% [4]	0.62% [5]	0.59% [6]	0.28% [6]	0.21% [6]	0.25% [6]
Gross operating expenses	0.63% [4]	0.70%	0.72%	0.72%	0.72%	0.72%
Net investment income (loss)	1.05% [4]	0.57%	0.08%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$778	$3,751	$4,484	$5,206	$6,027	$6,134

Premier Sweep Shares	1/1/18– 6/30/18*	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.01 [1]	0.01 [1]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.01	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	—	—	—
Total distributions	(0.01)	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	0.62% [3]	0.65%	0.13%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.54% [4]	0.55% [5]	0.55% [6]	0.28% [6]	0.21% [6]	0.25% [6]
Gross operating expenses	0.64% [4]	0.70%	0.72%	0.72%	0.72%	0.72%
Net investment income (loss)	1.19% [4]	0.64%	0.11%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$5,060	$10,403	$12,338	$18,223	$17,952	$17,525
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
6
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
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Schwab Advisor Cash Reserves  |  Semiannual Report
See financial notes

Schwab Advisor Cash Reserves
Portfolio Holdings as of June 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 64.5% of net assets
Asset-Backed Commercial Paper 14.5%
BARTON CAPITAL SA	a,b	2.35%		07/11/18	36,000,000	35,978,940
BEDFORD ROW FUNDING CORP	a,b	2.32%		07/09/18	50,000,000	49,977,542
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	2.00%		07/05/18	19,000,000	18,996,833
	a,b	2.31%		09/10/18	3,000,000	2,986,583
	a,b	2.31%		09/17/18	5,000,000	4,975,403
CAFCO LLC	a,b	2.31%		07/25/18	50,000,000	49,926,528
	a,b	2.14%		08/30/18	8,000,000	7,972,073
CHARIOT FUNDING LLC	a,b	1.97%		07/13/18	59,000,000	58,964,485
CHARTA LLC	a,b	2.31%		07/19/18	38,000,000	37,958,728
CRC FUNDING LLC	a,b	2.16%		09/05/18	50,000,000	49,805,903
CROWN POINT CAPITAL COMPANY LLC	a,b	2.38%		07/09/18	33,000,000	32,984,793
	a,b	2.39%		07/09/18	14,000,000	13,993,548
	a,b	2.34%		09/18/18	26,500,000	26,366,793
FAIRWAY FINANCE CO LLC	a,b	2.26%		08/21/18	29,000,000	28,909,375
KELLS FUNDING LLC	a,b	2.28%		07/23/18	21,000,000	20,978,813
	a,b	2.24%		08/27/18	10,500,000	10,466,829
	a,b	2.24%		08/28/18	50,000,000	49,838,944
LEXINGTON PARKER CAPITAL COMPANY LLC	a,b	2.00%		07/03/18	4,000,000	3,999,778
	a,b	2.16%		08/13/18	10,000,000	9,974,917
LMA AMERICAS LLC	a,b	1.91%		07/02/18	18,000,000	18,000,000
	a,b	2.33%		07/19/18	25,000,000	24,972,611
	a,b	2.35%		10/01/18	12,500,000	12,426,379
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	2.08%		07/23/18	2,000,000	1,997,573
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	2.06%		07/25/18	50,000,000	49,934,194
RIDGEFIELD FUNDING COMPANY LLC	a,b	2.36%		07/16/18	68,000,000	67,937,856
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Schwab Advisor Cash Reserves  |  Semiannual Report
See financial notes

Schwab Advisor Cash Reserves
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
VERSAILLES COMMERCIAL PAPER LLC	a,b	2.34%		09/04/18	29,000,000	28,880,391
VICTORY RECEIVABLES CORP	a,b	2.34%		07/03/18	125,000,000	124,991,910
						844,197,722
Financial Company Commercial Paper 11.9%
BPCE SA	b	2.31%		09/04/18	36,000,000	35,852,800
DANSKE CORP	a,b	2.29%		07/12/18	70,000,000	69,955,667
DBS BANK LTD	b	2.29%		07/23/18	48,000,000	47,936,160
ERSTE ABWICKLUNGSANSTALT	b	2.28%		07/26/18	10,000,000	9,984,867
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	b	2.29%		07/16/18	38,000,000	37,966,307
JP MORGAN SECURITIES LLC		2.31%		09/21/18	75,000,000	74,611,875
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		2.00%		07/03/18	57,000,000	56,996,833
		2.01%		07/06/18	1,000,000	999,777
MACQUARIE BANK LTD	b	2.30%		07/12/18	35,000,000	34,977,736
NATIONAL AUSTRALIA BANK LIMITED	b	1.92%		07/03/18	52,000,000	51,997,234
	b	2.00%		07/19/18	25,000,000	24,976,389
NATIONWIDE BUILDING SOCIETY	b	2.04%		07/23/18	15,000,000	14,982,150
	b	2.25%		08/22/18	27,000,000	26,914,320
NRW BANK	b	2.10%		07/23/18	30,000,000	29,963,425
	b	2.11%		08/17/18	32,000,000	31,914,133
SANTANDER UK PLC		1.91%		07/05/18	9,000,000	8,998,567
		2.27%		07/18/18	41,000,000	40,958,818
SUMITOMO MITSUI BANKING CORPORATION	b	2.29%		09/04/18	97,000,000	96,608,551
						696,595,609
Certificates of Deposit 19.0%
BANK OF MONTREAL (CHICAGO BRANCH)		2.24%		08/29/18	85,000,000	85,000,000
CITIBANK NA		2.30%		08/06/18	50,000,000	50,009,790
DNB BANK ASA (NEW YORK BRANCH)		2.24%		07/23/18	34,000,000	34,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		1.90%		07/06/18	58,000,000	58,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		1.94%		07/05/18	2,000,000	1,999,999
LLOYDS BANK PLC (NEW YORK BRANCH)		2.27%		07/10/18	64,000,000	64,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		2.04%		07/20/18	27,000,000	27,000,000
MUFG BANK LTD (NEW YORK BRANCH)		2.32%		07/09/18	173,000,000	173,000,000
NATIXIS (NEW YORK BRANCH)		2.33%		07/10/18	66,000,000	66,000,000
NORDEA BANK AB (NEW YORK BRANCH)		2.00%		07/18/18	59,000,000	59,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		1.92%		07/03/18	45,000,000	45,000,000
STATE STREET BANK AND TRUST COMPANY		2.22%		08/30/18	30,000,000	30,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		2.30%		07/05/18	167,000,000	167,000,000
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Schwab Advisor Cash Reserves  |  Semiannual Report
See financial notes

Schwab Advisor Cash Reserves
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SWEDBANK (NEW YORK BRANCH)		1.90%		07/05/18	75,000,000	74,999,969
TORONTO-DOMINION BANK (NEW YORK BRANCH)		2.29%		09/19/18	174,000,000	174,000,000
						1,109,009,758
Non-Financial Company Commercial Paper 4.5%
CARGILL GLOBAL FUNDING PLC	a,b	1.91%		07/03/18	8,000,000	7,999,575
	a,b	1.92%		07/03/18	12,000,000	11,999,360
	a,b	1.91%		07/05/18	12,000,000	11,998,090
	a,b	1.92%		07/06/18	15,000,000	14,996,800
CARGILL INC	b	1.91%		07/03/18	3,000,000	2,999,841
GENERAL ELECTRIC CO		1.92%		07/05/18	8,000,000	7,998,720
TOTAL CAPITAL CANADA LTD	a,b	1.92%		07/03/18	58,000,000	57,996,907
TOYOTA MOTOR CREDIT CORP		2.05%		08/17/18	148,000,000	147,614,213
						263,603,506
Non-Negotiable Time Deposits 14.6%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		1.92%		07/06/18	17,000,000	17,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.95%		07/05/18	175,000,000	175,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (GRAND CAYMAN BRANCH)		1.88%		07/02/18	77,000,000	77,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		1.90%		07/02/18	37,000,000	37,000,000
DBS BANK LTD (SINGAPORE BRANCH)		1.94%		07/02/18	25,000,000	25,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		1.90%		07/06/18	82,000,000	82,000,000
NATIONAL AUSTRALIA BANK LTD (GRAND CAYMAN BRANCH)		1.82%		07/02/18	21,000,000	21,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		1.92%		07/03/18	12,000,000	12,000,000
		1.92%		07/05/18	45,000,000	45,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.90%		07/05/18	50,000,000	50,000,000
NORTHERN TRUST CO (CAYMAN ISLANDS BRANCH)		1.87%		07/02/18	116,000,000	116,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.88%		07/02/18	80,000,000	80,000,000
		1.90%		07/03/18	57,000,000	57,000,000
TORONTO DOMINION BANK (GRAND CAYMAN BRANCH)		1.91%		07/05/18	58,000,000	58,000,000
						852,000,000
Total Fixed-Rate Obligations
(Cost $3,765,406,595)						3,765,406,595

Variable-Rate Obligations 7.3% of net assets
Asset-Backed Commercial Paper 0.5%
COLLATERALIZED COMMERCIAL PAPER II CO LLC
(1 mo. USD-LIBOR + 0.21%)	a,b	2.30%		07/24/18	30,000,000	30,000,607
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Schwab Advisor Cash Reserves
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Financial Company Commercial Paper 1.0%
HSBC USA INC
(1 mo. USD-LIBOR + 0.44%)	b	2.44%	07/05/18	10/05/18	58,000,000	58,000,000
Certificates of Deposit 3.0%
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.36%)		2.45%	07/16/18	10/16/18	68,000,000	68,000,000
HSBC BANK USA NA
(1 mo. USD-LIBOR + 0.43%)		2.41%	07/02/18	10/01/18	31,000,000	31,000,000
ING BANK NV (AMSTERDAM BRANCH)
(1 mo. USD-LIBOR + 0.45%)		2.50%	07/10/18	10/10/18	77,000,000	77,000,000
						176,000,000
Variable Rate Demand Notes 2.8%
BRECKENRIDGE TERRACE, LLC
HOUSING FACILITIES REVENUE NOTES SERIES 1999B (LOC: BANK OF AMERICA NA)	c	2.10%		07/06/18	1,000,000	1,000,000
EAGLE CNTY
RB (TARNES AT BC) SERIES 1999B (LOC: WELLS FARGO BANK NA)	c	2.10%		07/06/18	2,410,000	2,410,000
GFRE HOLDINGS, LLC
VARIABLE RATE DEMAND NOTES SERIES 2009A (LOC: FEDERAL HOME LOAN BANKS)	c	2.10%		07/06/18	1,620,000	1,620,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	1.98%		07/06/18	49,000,000	49,000,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	2.08%		07/06/18	56,000,000	56,000,000
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)	c	2.02%		07/06/18	14,000,000	14,000,000
TENDERFOOT SEASONAL HOUSING, LLC
TAXABLE NOTES SERIES 2000B (LOC: WELLS FARGO BANK NA)	c	2.10%		07/06/18	2,885,000	2,885,000
UNIVERSITY HOSPITAL HEALTH SYSTEMS
HOSPITAL RB SERIES 2013C (LOC: BARCLAYS BANK PLC)	c	1.98%		07/06/18	37,000,000	37,000,000
						163,915,000
Total Variable-Rate Obligations
(Cost $427,915,607)						427,915,607
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 28.2% of net assets
U.S. Government Agency Repurchase Agreements* 9.7%
BNP PARIBAS SA
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $45,317,717, 1.38% - 4.50%, due 01/31/21 - 04/20/48)		2.12%		07/02/18	44,007,773	44,000,000
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Schwab Advisor Cash Reserves
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
GOLDMAN SACHS & CO LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $33,660,000, 1.61% - 6.35%, due 11/25/21 - 07/25/43)		2.07%		07/02/18	33,005,693	33,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $58,710,000, 3.50% - 4.90%, due 04/25/24 - 05/01/48)		2.12%		07/02/18	57,010,070	57,000,000
MIZUHO SECURITIES USA LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $28,840,001, 3.50% - 4.50%, due 07/01/46 - 06/01/48)		2.12%		07/02/18	28,004,947	28,000,000
RBC DOMINION SECURITIES INC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $88,755,772, 0.00% - 2.00%, due 12/27/18 - 01/15/28)		2.12%		07/02/18	87,015,370	87,000,000
ROYAL BANK OF CANADA
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $108,169,107, 2.06% - 6.50%, due 03/25/27 - 06/25/48)		2.12%		07/02/18	105,018,550	105,000,000
Issued 06/28/18, repurchase date 07/05/18 (Collateralized by U.S. Government Agency Securities valued at $72,127,058, 2.38% - 5.50%, due 05/01/34 - 06/01/48)		1.93%		07/05/18	70,026,269	70,000,000
WELLS FARGO SECURITIES LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $147,706,091, 3.00% - 4.00%, due 06/01/33 - 07/01/48)		2.12%		07/02/18	142,025,087	142,000,000
						566,000,000
U.S. Treasury Repurchase Agreements 14.5%
BANK OF MONTREAL
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $40,807,059, 0.00% - 2.13%, due 07/19/18 - 03/31/24)		2.05%		07/02/18	40,006,833	40,000,000
BANK OF NOVA SCOTIA
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $79,574,011, 1.25% - 1.38%, due 07/31/19 - 08/31/19)		2.10%		07/02/18	78,013,650	78,000,000
BARCLAYS BANK PLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $63,251,071, 0.88% - 5.25%, due 12/15/18 - 02/15/29)		2.10%		07/02/18	62,010,850	62,000,000
BARCLAYS CAPITAL INC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $2,769,284, 1.50%, due 12/31/18)		2.10%		07/02/18	2,715,443	2,714,968
BNP PARIBAS SA
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $251,984,122, 0.38% - 2.75%, due 01/15/20 - 08/15/47)		2.10%		07/02/18	247,043,225	247,000,000
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Schwab Advisor Cash Reserves
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
FEDERAL RESERVE BANK OF NEW YORK
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $368,053,764, 3.13%, due 02/15/43)		1.75%		07/02/18	368,053,667	368,000,000
WELLS FARGO SECURITIES LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $49,988,830, 1.00% - 2.00%, due 11/30/22 - 02/15/48)		2.10%		07/02/18	49,008,575	49,000,000
						846,714,968
Other Repurchase Agreements** 4.0%
BNP PARIBAS SA
Issued 06/28/18, repurchase date 07/05/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $60,834,198, 2.30% - 7.87%, due 05/10/19 - 09/05/44)		2.02%		07/05/18	53,020,817	53,000,000
Issued 05/01/18, repurchase date 08/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $57,563,562, 0.00% - 7.50%, due 03/15/23 - 10/25/30)		2.35%		08/03/18	50,055,272	49,750,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 06/11/18, repurchase date 09/10/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $67,946,969, 0.00% - 5.50%, due 10/22/21 - 06/20/48)		2.45%		08/03/18	59,212,810	59,000,000
JP MORGAN SECURITIES LLC
Issued 06/01/18, repurchase date 11/28/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $18,439,356, 1.98% - 4.94%, due 01/25/21 - 01/25/27)		2.75%		09/27/18	16,144,222	16,000,000
Issued 06/27/18, repurchase date 12/24/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $28,754,424, 0.00% - 4.94%, due 01/25/21 - 07/25/47)		2.77%		09/27/18	25,176,972	25,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 05/02/18, repurchase date 08/06/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,987,692, 2.38% - 4.00%, due 04/25/19 - 10/15/23)		2.25%		08/03/18	4,777,609	4,750,000
RBC CAPITAL MARKETS LLC
Issued 06/27/18, repurchase date 07/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $8,402,800, 2.78% - 4.88%, due 04/25/23 - 12/09/45)		2.00%		07/03/18	8,002,667	8,000,000
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Schwab Advisor Cash Reserves
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO SECURITIES LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $9,202,088, 1.75%, due 06/17/19)		2.01%		07/02/18	8,001,340	8,000,000
Issued 05/04/18, repurchase date 10/30/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $9,333,574, 4.30% - 5.82%, due 08/19/32 - 06/18/37)		2.92%		10/02/18	8,097,982	8,000,000
						231,500,000
Total Repurchase Agreements
(Cost $1,644,214,968)						1,644,214,968
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,554,218,641 or 26.6% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
CNTY —	County
ETF —	Exchange-traded fund
HFA —	Housing finance agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
VRDN —	Variable rate demand note

At June 30, 2018, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2018. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Advisor Cash Reserves
Statement of Assets and Liabilities

As of June 30, 2018; unaudited
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$4,193,322,202
Repurchase agreements, at cost and value (Note 2a)		1,644,214,968
Receivables:
Interest		5,578,190
Prepaid expenses	+	206,391
Total assets		5,843,321,751
Liabilities
Payables:
Investment adviser and administrator fees		1,632,070
Shareholder service fees		163,352
Distributions to shareholders		3,573,868
Accrued expenses	+	286,170
Total liabilities		5,655,460
Net Assets
Total assets		5,843,321,751
Total liabilities	–	5,655,460
Net assets		$5,837,666,291
Net Assets by Source
Capital received from investors		5,837,301,058
Net realized capital gains		365,233

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$777,634,618		777,369,140		$1.00
Premier Sweep Shares	$5,060,031,673		5,058,370,601		$1.00

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Schwab Advisor Cash Reserves
Statement of Operations

For the period January 1, 2018 through June 30, 2018; unaudited
Investment Income
Interest		$79,940,061
Expenses
Investment adviser and administrator fees		15,079,595
Shareholder service fees:
Sweep Shares		2,946,816
Premier Sweep Shares		11,050,064
Custodian fees		132,268
Shareholder reports		126,217
Portfolio accounting fees		108,421
Registration fees		104,299
Transfer agent fees		54,254
Professional fees		31,026
Independent trustees’ fees		26,236
Other expenses	+	81,014
Total expenses		29,740,210
Expense reduction by CSIM and its affiliates	–	3,858,235
Net expenses	–	25,881,975
Net investment income		54,058,086
Realized Gains (Losses)
Net realized gains on investments		365,233
Increase in net assets resulting from operations		$54,423,319
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Schwab Advisor Cash Reserves
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/18-6/30/18		1/1/17-12/31/17
Net investment income		$54,058,086	$92,159,351
Net realized gains	+	365,233	26,451
Increase in net assets from operations		54,423,319	92,185,802
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(10,268,907)	(22,302,946)
Premier Sweep Shares	+	(43,789,179)	(69,856,405)
Total distributions from net investment income		(54,058,086)	(92,159,351)
Distributions from net realized gains
Sweep Shares		—	(1,049)
Premier Sweep Shares	+	—	(2,910)
Total distributions from net realized gains		—	(3,959)
Total distributions		(54,058,086)	(92,163,310)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		3,634,059,616	10,486,477,983
Premier Sweep Shares	+	15,130,822,148	34,287,882,097
Total shares sold		18,764,881,764	44,774,360,080
Shares Reinvested
Sweep Shares		9,814,684	22,267,536
Premier Sweep Shares	+	40,669,533	69,731,771
Total shares reinvested		50,484,217	91,999,307
Shares Redeemed
Sweep Shares		(6,616,816,908)	(11,242,573,912)
Premier Sweep Shares	+	(20,515,402,379)	(36,292,079,569)
Total shares redeemed		(27,132,219,287)	(47,534,653,481)
Net transactions in fund shares		(8,316,853,306)	(2,668,294,094)
Net Assets
Beginning of period		14,154,154,364	16,822,425,966
Total decrease	+	(8,316,488,073)	(2,668,271,602)
End of period		$5,837,666,291	$14,154,154,364
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab Advisor Cash Reserves
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Advisor Cash Reserves is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund™	Schwab Investor Money Fund®
Schwab U.S. Treasury Money Fund™	Schwab Variable Share Price Money Fund™
Schwab Treasury Obligations Money Fund™	Schwab Retirement Government Money Fund™
Schwab Advisor Cash Reserves	Schwab Municipal Money Fund™
Schwab Value Advantage Money Fund®	Schwab AMT Tax-Free Money Fund™
Schwab Cash Reserves™	Schwab California Municipal Money Fund™
Schwab Retirement Advantage Money Fund®	Schwab New York Municipal Money Fund™
Schwab Advisor Cash Reserves offers two share classes: Sweep Shares and Premier Sweep Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Schwab Advisor Cash Reserves
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2018, the fund had investments in repurchase agreements with a gross value of $1,644,214,968 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Standards:
In March 2017, the FASB issued Accounting Standards Update “Premium Amortization on Purchased Callable Debt Securities” which amends the amortization period for a callable debt security held at a premium from the maturity date to the earliest call date. The guidance is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management believes these changes will have no impact to the fund.

3. Risk Factors:
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Retail Money Market Fund Risk. The fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The fund may involuntarily redeem any investor who is not a natural person. The fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” the fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, the fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. A change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. The fund is currently subject to heightened levels of interest rate risk because of the continued economic recovery, along with the fact that the Federal Reserve Board ended its quantitative easing program in 2014, and has begun, and may continue, to raise interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
risk and provide enhanced or back-up liquidity for a purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2018, the aggregate advisory fee paid to CSIM by the fund was 0.32%, as a percentage of the fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provides to fund shareholders invested in the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee of up to 0.15%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than 0.15% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Pursuant to the Plan, the fund’s shares are subject to an annual sweep administration fee of up to 0.15%. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund’s shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation), as follows:
Sweep Shares	0.61%
Premier Sweep Shares	0.54%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
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Financial Notes, unaudited (continued)

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $605 million line of credit (the Syndicated Credit Facility), maturing on October 4, 2018. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which matures on November 30, 2018. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of June 30, 2018, the tax basis cost of the fund’s investments was $5,837,537,170.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2017, the fund had no capital loss carryforwards available to offset future net capital gains.
As of December 31, 2017, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2017, the fund did not incur any interest or penalties.

8. Subsequent Events:
At a meeting held on June 5, 2018, the Board of the trust approved the liquidation of Schwab Advisor Cash Reserves (the Fund). The Fund will redeem all of its outstanding shares on or about October 31, 2018, and distribute the proceeds to the Fund’s shareholders in an amount equal to the shareholder’s proportionate interest in the net assets of the Fund after the Fund has paid or provided for all of its charges, taxes, expenses and liabilities.
Other than the planned liquidation of the Fund as discussed above, management has determined there are no other subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Advisor Cash Reserves (the Fund), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives extensive data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 26, 2018, and June 5, 2018, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 5, 2018. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered information provided by CSIM relating to the Fund’s portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s infrastructure. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Fund and certain of its shareholders. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Fund’s shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return, yield, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer

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category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap as well as using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, which may include exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and its affiliates have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the contractual investment advisory fee schedules with respect to the Fund that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and its affiliates that are designed to pass along potential economies of scale to the Fund’s shareholders. Specifically, the Board considered recent expense cap reductions effective October 3, 2017, as well as CSIM and its affiliates previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, and (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and its affiliates as discussed above, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 107 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	107	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (public policy think tank) (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	107	Director, Gilead Sciences, Inc. (2005 – present)
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman, TIAA Charitable (financial services) (2014 – 2016); Senior Managing Director, TIAA (financial services) (2003 – 2016).	107	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	107	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	107	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	107	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	107	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	107	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Co-CEO, Colgin Cellars, LLC (vineyards) (Feb. 1998 – present).	107	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Schwab Advisor Cash Reserves  |  Semiannual Report

Schwab Advisor Cash Reserves
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director (May 2008 – present), President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	107	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).	107	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present), Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President, Charles Schwab & Co., Inc. (July 2015 – present); Chief Financial Officer (July 2015 – Aug. 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	107	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).
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Schwab Advisor Cash Reserves  |  Semiannual Report

Schwab Advisor Cash Reserves
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (investment management firm) (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (investment management firm) (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of CSIM. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab Advisor Cash Reserves
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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Schwab Advisor Cash Reserves
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Advisor Cash Reserves  |  Semiannual Report

Notes

Notes

Notes

Schwab Advisor Cash Reserves
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab® U.S. Large-Cap Growth Index Fund
Schwab® U.S. Large-Cap Value Index Fund
Schwab® U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Funds
Bond Funds
Schwab Intermediate-Term Bond Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Investor or Ultra fund share classes.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2018 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR32959-13
00213102

Semiannual Report  |  June 30, 2018
Schwab Prime Money Funds

Schwab Value Advantage
Money Fund®
Schwab Retirement Advantage
Money Fund®
Schwab Investor Money Fund®

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Prime Money Funds  |  Semiannual Report

Schwab Prime Money Funds
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
As an investor, sometimes it can be difficult to differentiate between what news is important and what isn’t. This year has brought no shortage of domestic and international developments for the markets to digest, and stock prices have moved between peaks and valleys frequently as a result.
All of the headline noise has distracted from one of the biggest stories for money market investors in recent months: rising yields. So far this year through June, the Federal Reserve has increased short-term rates twice, meaning it has now hiked rates seven times since it started the current cycle in December 2015. This has boosted the appeal of money market funds, one of the portfolio tools that investors turn to for cash management and also during periods of increased volatility. Yields for such funds are now much higher than they were just a year ago. Also, we believe that as a result of the expense reductions that occurred in October of last year, investors in Schwab Prime Money Funds may benefit even more.
At Charles Schwab Investment Management, we encourage investors not only to pay attention to their costs of investing but also to periodically check in on their investments to ensure they are continuing to meet their needs as part of a long-term plan. We believe this is an important exercise for all types of investments, particularly in an environment of rising interest rates, when allocations to cash and money market funds may be more attractive. The prolonged period of near-record-low yields that followed the global financial crisis may have discouraged some investors from using money market funds for their short-term cash needs. With rates now rising, investors might now benefit from giving them another look.
The portfolio managers who oversee the Schwab Prime Money Funds are constantly undertaking their own reassessments. Through a disciplined investment process, each fund’s portfolio is regularly analyzed in light of market conditions. When interest rates are rising or are expected to, our portfolio managers will often adjust the funds’ holdings in pursuit of their goals of stability of capital, liquidity and current income, within the limits of each fund’s investment objective and policies.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Prime Money Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ So far this year through June, the Federal Reserve has increased short-term rates twice, meaning it has now hiked rates seven times since it started the current cycle in December 2015.”
Management views may have changed since the report date.
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Schwab Prime Money Funds  |  Semiannual Report

Schwab Prime Money Funds
Fund Management

Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the funds. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
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Schwab Prime Money Funds  |  Semiannual Report

Schwab Value Advantage Money Fund

The Schwab Value Advantage Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Over the six-month reporting period ended June 30, 2018, yields on taxable money market funds rose. Following three 0.25% rate hikes in 2017, the Federal Reserve (Fed) instituted two more during the reporting period—in March and June—citing continued strength in the labor market and solid economic growth. Short term yields, which are directly influenced by central bank policy, rose in response. The federal funds rate ended the reporting period in a range of 1.75% to 2.00%.
In the minutes from its June meeting, however, the Fed noted that uncertainty and risks associated with trade policy had intensified, which could eventually have a negative effect on business sentiment and investment spending. As a result, the U.S. bond yield curve flattened, and yields remained low relative to historical averages. The yield on the benchmark 10-year U.S. Treasury note rose for a fourth straight quarter, briefly surpassing 3% before investors’ concerns drove them to the relative safety of government debt. Despite steady economic growth over the reporting period, inflation remained benign.
Outside the U.S., monetary policies mostly remained relatively accommodative amid low inflation, though some central banks did take steps toward tighter policies. At its March meeting, the Governing Council of the European Central Bank left interest rates unchanged, announcing that it expects key interest rates to remain at their present levels for an extended period of time and confirming that its net asset purchases are intended to run until at least the end of September 2018. During the reporting period, the Bank of Japan removed the timeframe for achieving its 2% inflation target and maintained its short-term interest rate target at –0.1%.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, while all issuers and regions in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. In anticipation of and in response to the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) remained relatively unchanged, beginning the period at 30 days and ending at 32 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	32 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Prime Money Funds  |  Semiannual Report

Schwab Value Advantage Money Fund
Performance and Fund Facts as of June 30, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months1

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Value Advantage Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWVXX	SNAXX
Minimum Initial Investment[2]	None	$1,000,000
Seven-Day Yield (with waivers)[3]	1.87%	2.02%
Seven-Day Yield (without waivers)[3]	1.76%	1.91%
Seven-Day Effective Yield (with waivers)[3]	1.89%	2.04%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	On November 17, 2017, the Select Share class and Premier Share class of the fund were consolidated into the Ultra Share class of the fund.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Prime Money Funds  |  Semiannual Report

Schwab Retirement Advantage Money Fund

The Schwab Retirement Advantage Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Over the six-month reporting period ended June 30, 2018, yields on taxable money market funds rose. Following three 0.25% rate hikes in 2017, the Federal Reserve (Fed) instituted two more during the reporting period—in March and June—citing continued strength in the labor market and solid economic growth. Short term yields, which are directly influenced by central bank policy, rose in response. The federal funds rate ended the reporting period in a range of 1.75% to 2.00%.
In the minutes from its June meeting, however, the Fed noted that uncertainty and risks associated with trade policy had intensified, which could eventually have a negative effect on business sentiment and investment spending. As a result, the U.S. bond yield curve flattened, and yields remained low relative to historical averages. The yield on the benchmark 10-year U.S. Treasury note rose for a fourth straight quarter, briefly surpassing 3% before investors’ concerns drove them to the relative safety of government debt. Despite steady economic growth over the reporting period, inflation remained benign.
Outside the U.S., monetary policies mostly remained relatively accommodative amid low inflation, though some central banks did take steps toward tighter policies. At its March meeting, the Governing Council of the European Central Bank left interest rates unchanged, announcing that it expects key interest rates to remain at their present levels for an extended period of time and confirming that its net asset purchases are intended to run until at least the end of September 2018. During the reporting period, the Bank of Japan removed the timeframe for achieving its 2% inflation target and maintained its short-term interest rate target at –0.1%.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, while all issuers and regions in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. In anticipation of and in response to the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) remained relatively unchanged, beginning the period at 29 days and ending at 30 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	30 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Prime Money Funds  |  Semiannual Report

Schwab Retirement Advantage Money Fund
Performance and Fund Facts as of June 30, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Retirement Advantage Money Fund
Ticker Symbol	SWIXX
Minimum Initial Investment[1]	None
Seven-Day Yield (with waivers)[2]	1.85%
Seven-Day Yield (without waivers)[2]	1.59%
Seven-Day Effective Yield (with waivers)[2]	1.87%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Prime Money Funds  |  Semiannual Report

Schwab Investor Money Fund

The Schwab Investor Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Over the six-month reporting period ended June 30, 2018, yields on taxable money market funds rose. Following three 0.25% rate hikes in 2017, the Federal Reserve (Fed) instituted two more during the reporting period—in March and June—citing continued strength in the labor market and solid economic growth. Short term yields, which are directly influenced by central bank policy, rose in response. The federal funds rate ended the reporting period in a range of 1.75% to 2.00%.
In the minutes from its June meeting, however, the Fed noted that uncertainty and risks associated with trade policy had intensified, which could eventually have a negative effect on business sentiment and investment spending. As a result, the U.S. bond yield curve flattened, and yields remained low relative to historical averages. The yield on the benchmark 10-year U.S. Treasury note rose for a fourth straight quarter, briefly surpassing 3% before investors’ concerns drove them to the relative safety of government debt. Despite steady economic growth over the reporting period, inflation remained benign.
Outside the U.S., monetary policies mostly remained relatively accommodative amid low inflation, though some central banks did take steps toward tighter policies. At its March meeting, the Governing Council of the European Central Bank left interest rates unchanged, announcing that it expects key interest rates to remain at their present levels for an extended period of time and confirming that its net asset purchases are intended to run until at least the end of September 2018. During the reporting period, the Bank of Japan removed the timeframe for achieving its 2% inflation target and maintained its short-term interest rate target at –0.1%.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, while all issuers and regions in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. In anticipation of and in response to the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) declined, beginning the reporting period at 32 days and ending at 27 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	27 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Prime Money Funds  |  Semiannual Report

Schwab Investor Money Fund
Performance and Fund Facts as of June 30, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Investor Money Fund
Ticker Symbol	SWRXX
Minimum Initial Investment[1]	None
Seven-Day Yield (with waivers)[2]	1.84%
Seven-Day Yield (without waivers)[2]	1.63%
Seven-Day Effective Yield (with waivers)[2]	1.86%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Prime Money Funds  |  Semiannual Report

Schwab Prime Money Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2018 and held through June 30, 2018.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/18	Ending Account Value (Net of Expenses) at 6/30/18	Expenses Paid During Period 1/1/18-6/30/18[2]
Schwab Value Advantage Money Fund
Investor Shares
Actual Return	0.34%	$1,000.00	$1,007.60	$1.69
Hypothetical 5% Return	0.34%	$1,000.00	$1,023.11	$1.71
Ultra Shares
Actual Return	0.19%	$1,000.00	$1,008.40	$0.95
Hypothetical 5% Return	0.19%	$1,000.00	$1,023.86	$0.95
Schwab Retirement Advantage Money Fund
Actual Return	0.35%	$1,000.00	$1,007.50	$1.74
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.06	$1.76
Schwab Investor Money Fund
Actual Return	0.35%	$1,000.00	$1,007.50	$1.74
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.06	$1.76

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Prime Money Funds  |  Semiannual Report

Schwab Value Advantage Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/18– 6/30/18*	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01 [1]	0.01 [1]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	—	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.01	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	—	(0.00) [2]	—	—	—
Total distributions	(0.01)	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.76% [3]	0.81%	0.25%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.34% [4]	0.39% [5]	0.41% [6]	0.27% [6]	0.21% [6]	0.25% [6]
Gross operating expenses	0.45% [4]	0.54%	0.58%	0.58%	0.58%	0.58%
Net investment income (loss)	1.57% [4]	0.84%	0.25%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$27,037	$14,955	$7,060	$6,406	$7,217	$8,425

Ultra Shares	1/1/18– 6/30/18*	1/1/17– 12/31/17[7]	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01 [1]	0.01 [1]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	—	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.01	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	—	(0.00) [2]	—	—	—
Total distributions	(0.01)	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.84% [3]	1.00%	0.45%	0.07%	0.01%	0.05%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19% [4]	0.20% [5]	0.21% [6]	0.21% [6]	0.21% [6]	0.21% [6]
Gross operating expenses	0.30% [4]	0.33%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.71% [4]	1.08%	0.44%	0.07%	0.01%	0.05%
Net assets, end of period (x 1,000,000)	$19,162	$12,612	$2,015	$1,972	$1,818	$2,191
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
6
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
7
Effective November 17, 2017, the Select Shares and Premier Shares were combined into the Ultra Shares. The financial history as shown in the financial highlights is that of the former Ultra Shares (see financial note 1).
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Schwab Prime Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 56.1% of net assets
Asset-Backed Commercial Paper 16.7%
ALPINE SECURITIZATION LLC	a,b	2.34%		08/06/18	96,000,000	96,000,000
	a,b	2.31%		09/05/18	10,000,000	9,958,472
ATLANTIC ASSET SECURITIZATION LLC	a,b	2.29%		08/06/18	31,500,000	31,430,175
BARTON CAPITAL SA	a,b	2.33%		07/10/18	85,000,000	84,956,178
	a,b	2.29%		09/04/18	233,000,000	232,055,573
	a,b	2.31%		09/05/18	28,000,000	27,883,722
	a,b	2.31%		09/11/18	68,000,000	67,691,544
BEDFORD ROW FUNDING CORP	a,b	2.28%		09/17/18	50,000,000	49,757,236
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	2.00%		07/05/18	3,000,000	2,999,500
	a,b	2.36%		07/25/18	8,000,000	7,987,989
	a,b	2.31%		09/10/18	25,000,000	24,888,194
CAFCO LLC	a,b	2.08%		07/13/18	20,000,000	19,987,289
	a,b	2.27%		08/22/18	50,000,000	49,839,917
	a,b	2.25%		09/04/18	18,500,000	18,426,329
	a,b	2.28%		09/19/18	44,000,000	43,780,819
	a,b	2.47%		01/02/19	26,000,000	25,675,751
CANCARA ASSET SECURITISATION LLC	a,b	2.28%		08/06/18	30,000,000	29,933,792
	a,b	2.29%		08/13/18	15,000,000	14,960,100
	a,b	2.29%		08/14/18	46,750,000	46,622,684
	a,b	2.28%		08/15/18	20,500,000	20,443,124
	a,b	2.31%		09/14/18	174,500,000	173,678,590
	a,b	2.31%		09/18/18	100,000,000	99,501,667
CHARIOT FUNDING LLC	a,b	2.37%		10/17/18	149,000,000	147,959,276
	a,b	2.40%		11/26/18	45,000,000	44,562,675
CHARTA LLC	a,b	2.31%		07/19/18	30,000,000	29,967,417
	a,b	1.94%		07/23/18	8,000,000	7,991,040
	a,b	2.32%		07/24/18	100,000,000	99,858,833
	a,b	2.31%		07/27/18	39,000,000	38,937,708
12
Schwab Prime Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	a,b	2.28%		08/06/18	45,000,000	44,900,687
	a,b	2.29%		09/13/18	50,000,000	49,768,833
	a,b	2.28%		09/26/18	65,000,000	64,647,519
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	2.38%		08/20/18	201,000,000	200,354,343
	a	2.39%		10/23/18	150,000,000	148,884,125
	a	2.45%		11/13/18	30,000,000	29,729,767
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	2.34%		07/02/18	140,000,000	140,000,000
	a,b	2.38%		08/20/18	168,000,000	167,460,347
CRC FUNDING LLC	a,b	2.33%		07/06/18	27,000,000	26,993,070
	a,b	2.31%		07/24/18	37,000,000	36,947,994
	a,b	2.30%		07/26/18	88,000,000	87,865,653
	a,b	2.24%		08/27/18	61,000,000	60,788,398
	a,b	2.24%		08/28/18	113,000,000	112,601,016
	a,b	2.29%		09/25/18	94,850,000	94,339,391
	a,b	2.47%		01/02/19	35,000,000	34,563,511
CROWN POINT CAPITAL COMPANY LLC	a,b	2.00%		07/02/18	43,000,000	43,000,000
	a,b	2.38%		07/09/18	20,200,000	20,190,691
	a,b	2.39%		07/09/18	4,000,000	3,998,157
	a,b	2.39%		07/10/18	109,000,000	108,942,593
	a,b	2.36%		08/03/18	95,000,000	95,000,000
	a,b	2.31%		08/20/18	20,000,000	19,937,389
	a,b	2.33%		09/10/18	175,000,000	174,213,958
	a,b	2.32%		09/12/18	31,000,000	30,856,780
	a,b	2.34%		09/18/18	68,500,000	68,155,673
FAIRWAY FINANCE CO LLC	a,b	2.28%		08/02/18	16,000,000	15,968,724
	a,b	2.26%		08/22/18	30,000,000	29,904,375
GOTHAM FUNDING CORP	a,b	2.35%		07/02/18	149,500,000	149,500,000
	a,b	2.31%		09/18/18	50,000,000	49,750,833
KELLS FUNDING LLC	a,b	2.31%		07/11/18	122,000,000	121,968,822
	a,b	2.25%		08/06/18	120,000,000	119,776,000
	a,b	2.25%		08/17/18	191,500,000	190,987,631
	a,b	2.24%		08/20/18	70,000,000	69,809,211
	a,b	2.24%		08/21/18	100,000,000	99,721,250
	a,b	2.24%		08/24/18	200,000,000	199,380,556
	a,b	2.24%		08/28/18	50,000,000	49,838,944
	a,b	2.24%		08/30/18	100,000,000	99,653,111
LEXINGTON PARKER CAPITAL COMPANY LLC	a,b	2.00%		07/02/18	59,000,000	59,000,000
	a,b	2.00%		07/03/18	39,000,000	38,997,833
	a,b	2.16%		08/13/18	27,000,000	26,932,275
LMA AMERICAS LLC	a,b	1.91%		07/02/18	4,000,000	4,000,000
	a,b	2.29%		08/13/18	21,000,000	20,944,140
	a,b	2.29%		08/16/18	90,000,000	89,743,500
	a,b	2.27%		08/17/18	73,000,000	72,789,192
	a,b	2.29%		08/17/18	44,000,000	43,871,813
	a,b	2.31%		09/14/18	16,100,000	16,023,883
	a,b	2.31%		09/25/18	131,000,000	130,288,597
	a,b	2.35%		10/01/18	77,000,000	76,546,491
13
Schwab Prime Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
METLIFE SHORT TERM FUNDING LLC	a,b	2.24%		08/06/18	14,000,000	13,969,647
	a,b	2.26%		08/20/18	96,500,000	96,204,469
	a,b	2.24%		08/21/18	75,000,000	74,767,708
	a,b	2.24%		08/22/18	115,000,000	114,636,696
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	2.20%		07/09/18	50,000,000	49,978,708
	a,b	2.02%		07/10/18	50,000,000	49,977,778
	a,b	2.20%		07/10/18	145,700,000	145,629,093
	a,b	2.28%		09/11/18	45,700,000	45,495,404
OLD LINE FUNDING LLC	a,b	2.14%		07/16/18	7,000,000	6,994,202
	a,b	2.27%		08/16/18	50,000,000	49,858,750
	a,b	2.26%		08/20/18	25,000,000	24,923,438
	a,b	2.27%		08/20/18	30,000,000	29,907,717
	a,b	2.28%		08/21/18	25,000,000	24,921,181
RIDGEFIELD FUNDING COMPANY LLC	a,b	2.08%		07/16/18	13,500,000	13,489,080
	a,b	2.36%		07/16/18	95,000,000	94,913,181
	a,b	2.36%		07/18/18	10,500,000	10,489,033
	a,b	2.40%		07/31/18	32,000,000	31,938,649
	a,b	2.36%		08/02/18	32,000,000	31,935,244
	a,b	2.31%		08/14/18	33,500,000	33,407,968
	a,b	2.31%		08/16/18	2,000,000	1,994,250
	a,b	2.31%		09/05/18	31,000,000	30,871,264
	a,b	2.33%		09/10/18	20,500,000	20,407,921
	a,b	2.34%		09/17/18	24,000,000	23,880,907
	a,b	2.31%		09/19/18	139,000,000	138,298,436
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	2.31%		07/16/18	50,000,000	49,955,278
	a,b	2.28%		09/04/18	134,000,000	133,459,236
	a,b	2.33%		09/13/18	100,000,000	99,529,556
	a,b	2.34%		09/18/18	183,000,000	182,076,155
	a,b	2.33%		10/02/18	100,000,000	99,407,111
THUNDER BAY FUNDING LLC	a,b	2.27%		08/16/18	49,000,000	48,861,575
	a,b	2.24%		08/29/18	42,000,000	41,849,103
VERSAILLES COMMERCIAL PAPER LLC	a,b	2.40%		07/02/18	43,000,000	43,000,000
	a,b	2.31%		07/11/18	50,000,000	49,971,250
	a,b	2.34%		09/04/18	16,000,000	15,934,009
	a,b	2.33%		09/05/18	29,000,000	28,879,046
	a,b	2.33%		09/06/18	29,000,000	28,877,185
VICTORY RECEIVABLES CORP	a,b	2.31%		08/02/18	20,000,000	19,960,389
	a,b	2.31%		08/10/18	63,000,000	62,843,025
	a,b	2.29%		08/13/18	142,190,000	141,811,775
	a,b	2.31%		08/15/18	12,000,000	11,966,267
	a,b	2.31%		09/17/18	76,470,000	76,093,810
	a,b	2.31%		09/18/18	140,000,000	139,302,334
	a,b	2.31%		09/19/18	114,000,000	113,424,617
						7,733,365,115
Financial Company Commercial Paper 8.1%
BPCE SA	b	2.35%		08/06/18	27,000,000	26,938,837
	b	2.36%		08/31/18	141,000,000	140,450,100
14
Schwab Prime Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	b	2.31%		09/04/18	19,000,000	18,922,311
	b	2.32%		09/12/18	115,000,000	114,468,700
	b	2.34%		09/12/18	137,000,000	136,361,580
DANSKE CORP	a,b	2.29%		07/12/18	11,000,000	10,993,033
	a,b	2.28%		08/01/18	12,000,000	11,977,300
DBS BANK LTD	b	2.29%		07/23/18	65,000,000	64,913,550
	b	2.30%		08/16/18	10,000,000	9,971,500
ERSTE ABWICKLUNGSANSTALT	b	2.28%		07/26/18	66,000,000	65,900,120
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	b	2.29%		07/16/18	39,000,000	38,965,420
HSBC USA INC	b	1.95%		07/25/18	39,000,000	38,951,911
	b	2.00%		08/03/18	16,000,000	15,971,840
	b	2.13%		08/16/18	17,000,000	16,955,269
	b	2.45%		11/21/18	48,000,000	47,541,813
ING US FUNDING LLC	a	1.94%		07/26/18	12,000,000	11,984,640
JP MORGAN SECURITIES LLC		2.31%		09/21/18	7,000,000	6,963,775
		2.33%		10/09/18	83,000,000	82,472,742
		2.43%		11/13/18	37,000,000	36,669,467
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		2.00%		07/03/18	52,000,000	51,997,111
		2.01%		07/06/18	296,000,000	295,934,058
MACQUARIE BANK LTD	b	2.30%		07/12/18	98,000,000	97,937,661
	b	2.31%		07/24/18	5,100,000	5,092,832
	b	2.30%		08/01/18	21,500,000	21,458,971
	b	2.29%		08/30/18	81,500,000	81,195,462
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)	b	2.32%		08/01/18	33,800,000	33,734,935
	b	2.32%		08/14/18	92,000,000	91,746,157
NATIONAL AUSTRALIA BANK LIMITED	b	1.92%		07/03/18	370,000,000	369,980,318
NATIONWIDE BUILDING SOCIETY	b	2.25%		08/13/18	32,000,000	31,916,373
	b	2.27%		10/01/18	200,000,000	198,857,444
NRW BANK	b	2.07%		07/02/18	214,500,000	214,500,000
	b	2.08%		07/02/18	1,000,000	1,000,000
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.95%		07/30/18	61,500,000	61,407,682
SANTANDER UK PLC		1.91%		07/02/18	18,000,000	18,000,000
		1.91%		07/05/18	157,000,000	156,975,011
		2.27%		08/01/18	195,000,000	194,632,750
		2.28%		08/07/18	83,500,000	83,310,455
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)	b	2.33%		07/25/18	17,000,000	16,974,802
	b	2.27%		08/15/18	47,600,000	47,468,518
SWEDBANK AB		1.93%		07/26/18	129,000,000	128,835,740
TORONTO-DOMINION BANK/THE	b	2.07%		07/23/18	89,900,000	89,791,446
	b	2.25%		08/30/18	194,500,000	193,785,969
	b	2.30%		09/19/18	25,000,000	24,874,917
15
Schwab Prime Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
UNITED OVERSEAS BANK LTD	b	2.25%		08/27/18	5,000,000	4,982,578
	b	2.25%		08/28/18	200,000,000	199,290,666
	b	2.37%		10/17/18	150,000,000	148,952,292
						3,762,008,056
Certificates of Deposit 18.0%
BANK OF MONTREAL (CHICAGO BRANCH)		2.07%		07/23/18	44,000,000	44,000,000
		2.25%		08/03/18	92,750,000	92,750,000
		2.25%		08/27/18	10,000,000	10,000,000
		2.24%		08/29/18	50,000,000	50,000,000
		2.28%		09/07/18	300,000,000	300,000,000
BANK OF NOVA SCOTIA (NEW YORK BRANCH)		2.02%		08/13/18	56,000,000	56,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		2.43%		08/01/18	72,000,000	72,000,000
		2.43%		08/03/18	6,000,000	6,000,000
		2.39%		08/08/18	124,000,000	124,000,000
		2.42%		08/09/18	228,400,000	228,400,000
BMO HARRIS BANK NA		2.39%		08/02/18	46,000,000	46,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.92%		07/26/18	55,000,000	55,000,000
CITIBANK NA		1.94%		08/01/18	217,000,000	217,000,000
		2.33%		10/29/18	100,000,000	100,000,000
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)		2.23%		09/25/18	197,000,000	197,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		1.98%		08/06/18	196,000,000	196,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		1.89%		07/20/18	62,000,000	62,000,000
		2.06%		08/06/18	183,000,000	183,000,000
DANSKE BANK A/S (LONDON BRANCH)		2.31%		07/24/18	88,000,000	88,000,267
		2.28%		08/14/18	95,000,000	95,000,564
		2.28%		09/06/18	200,000,000	200,001,823
DNB BANK ASA (NEW YORK BRANCH)		2.23%		07/23/18	70,000,000	70,000,000
		2.24%		08/01/18	102,000,000	102,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (LONDON BRANCH)		2.26%		09/21/18	165,000,000	165,000,000
		2.26%		09/26/18	170,000,000	170,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		1.90%		07/06/18	120,000,000	120,000,000
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		2.10%		07/30/18	109,000,000	109,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		1.94%		07/05/18	240,000,000	239,999,900
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)		2.33%		07/02/18	114,000,000	114,000,000
		2.31%		07/12/18	17,000,000	17,000,000
		2.02%		07/31/18	32,000,000	32,000,510
		2.29%		08/13/18	51,000,000	51,000,000
		2.32%		09/13/18	37,000,000	37,000,000
		2.30%		10/04/18	20,000,000	20,000,000
16
Schwab Prime Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MIZUHO BANK LTD (NEW YORK BRANCH)		2.34%		07/05/18	14,000,000	14,000,000
		2.34%		07/06/18	25,000,000	25,000,000
		2.34%		07/09/18	183,500,000	183,500,000
		2.25%		08/24/18	31,000,000	31,000,000
		2.27%		08/30/18	63,000,000	63,000,000
		2.29%		09/04/18	131,000,000	131,000,000
		2.28%		09/05/18	267,000,000	267,000,000
		2.28%		09/06/18	115,000,000	115,000,000
MUFG BANK LTD (NEW YORK BRANCH)		2.32%		07/17/18	14,000,000	14,000,000
		1.90%		07/18/18	128,000,000	128,000,000
		2.32%		07/19/18	25,000,000	25,000,000
		2.04%		07/20/18	4,000,000	4,000,000
		2.32%		07/20/18	26,000,000	26,000,000
		1.93%		07/23/18	28,000,000	28,000,000
		1.91%		07/27/18	24,000,000	23,992,694
		1.96%		08/01/18	89,500,000	89,500,000
		2.00%		08/09/18	124,000,000	124,000,000
		2.00%		08/16/18	166,000,000	166,000,000
NATIXIS (NEW YORK BRANCH)		2.33%		07/10/18	34,000,000	34,000,000
		2.31%		07/11/18	40,000,000	40,000,000
		2.37%		07/31/18	33,000,000	33,000,000
		2.32%		08/01/18	15,000,000	15,000,000
		2.35%		08/01/18	121,000,000	121,000,000
		2.34%		08/31/18	129,000,000	129,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.90%		07/05/18	150,000,000	150,000,000
		2.00%		07/20/18	2,000,000	2,000,000
		1.91%		07/24/18	79,000,000	79,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		2.05%		07/02/18	124,000,000	124,000,000
		1.92%		07/06/18	116,000,000	115,999,936
		2.27%		09/04/18	1,700,000	1,700,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		2.00%		08/09/18	17,000,000	17,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		1.91%		07/26/18	115,000,000	115,000,000
SOCIETE GENERALE (NEW YORK BRANCH)		2.29%		10/01/18	95,000,000	95,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		2.26%		08/14/18	90,000,000	90,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		2.25%		08/22/18	130,000,000	130,000,000
		2.30%		09/18/18	17,000,000	17,000,000
		2.30%		09/28/18	57,000,000	57,000,000
		2.32%		10/03/18	368,300,000	368,300,000
SWEDBANK (NEW YORK BRANCH)		1.90%		07/05/18	573,000,000	572,999,761
TORONTO-DOMINION BANK (NEW YORK BRANCH)		2.25%		07/25/18	68,500,000	68,500,000
		2.24%		07/26/18	3,000,000	3,000,000
		1.95%		08/01/18	17,000,000	17,000,000
		2.29%		09/19/18	36,000,000	36,000,000
		2.35%		10/19/18	200,000,000	200,000,000
US BANK NATIONAL ASSOCIATION		2.16%		08/27/18	15,000,000	15,000,000
		2.16%		09/04/18	138,000,000	138,000,000
17
Schwab Prime Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
WELLS FARGO BANK NA		1.94%		07/25/18	10,000,000	10,000,000
		2.00%		08/02/18	19,000,000	19,000,000
		2.02%		08/09/18	50,000,000	50,000,000
		2.05%		09/05/18	114,000,000	114,000,000
		2.45%		12/20/18	200,000,000	200,000,000
						8,304,645,455
Non-Financial Company Commercial Paper 2.9%
CARGILL GLOBAL FUNDING PLC	a,b	1.91%		07/03/18	58,000,000	57,996,923
	a,b	1.92%		07/03/18	96,000,000	95,994,880
	a,b	1.91%		07/05/18	89,000,000	88,985,834
	a,b	1.92%		07/06/18	115,000,000	114,975,467
CARGILL INC	b	1.91%		07/03/18	27,000,000	26,998,567
GENERAL ELECTRIC CO		1.92%		07/05/18	63,000,000	62,989,920
TOTAL CAPITAL CANADA LTD	a,b	1.92%		07/03/18	441,000,000	440,976,480
TOYOTA CREDIT CANADA INC		2.42%		10/22/18	95,000,000	94,290,667
TOYOTA MOTOR CREDIT CORP		2.34%		07/03/18	131,500,000	131,491,489
		2.36%		07/10/18	100,000,000	99,948,000
		2.24%		08/22/18	120,000,000	119,620,900
						1,334,269,127
Non-Negotiable Time Deposits 10.4%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		1.92%		07/06/18	107,000,000	107,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.95%		07/05/18	1,186,000,000	1,186,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (GRAND CAYMAN BRANCH)		1.88%		07/02/18	24,000,000	24,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		1.90%		07/02/18	290,000,000	290,000,000
DBS BANK LTD (SINGAPORE BRANCH)		1.94%		07/02/18	15,000,000	15,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		1.90%		07/06/18	744,000,000	744,000,000
NATIONAL AUSTRALIA BANK LTD (GRAND CAYMAN BRANCH)		1.82%		07/02/18	166,000,000	166,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		1.92%		07/03/18	267,000,000	267,000,000
		1.92%		07/05/18	2,000,000	2,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.90%		07/05/18	390,000,000	390,000,000
NORTHERN TRUST CO (CAYMAN ISLANDS BRANCH)		1.87%		07/02/18	573,000,000	573,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.88%		07/02/18	122,000,000	122,000,000
		1.90%		07/03/18	433,000,000	433,000,000
TORONTO DOMINION BANK (GRAND CAYMAN BRANCH)		1.91%		07/05/18	482,000,000	482,000,000
						4,801,000,000
Total Fixed-Rate Obligations
(Cost $25,935,287,753)						25,935,287,753

18
Schwab Prime Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Obligations 22.7% of net assets
Asset-Backed Commercial Paper 0.9%
BEDFORD ROW FUNDING CORP
(1 mo. USD-LIBOR + 0.18%)	a,b	2.27%		07/30/18	16,000,000	16,000,000
(1 mo. USD-LIBOR + 0.24%)	a,b	2.34%	07/27/18	08/27/18	45,000,000	45,000,000
(1 mo. USD-LIBOR + 0.30%)	a,b	2.28%	07/02/18	11/01/18	41,000,000	41,000,000
(1 mo. USD-LIBOR + 0.27%)	a,b	2.32%	07/13/18	11/13/18	55,000,000	55,000,000
COLLATERALIZED COMMERCIAL PAPER CO LLC
(1 mo. USD-LIBOR + 0.21%)	a	2.30%		07/23/18	76,000,000	76,000,000
(3 mo. USD-LIBOR + 0.05%)	a	2.38%	09/12/18	12/12/18	100,000,000	100,000,000
COLLATERALIZED COMMERCIAL PAPER II CO LLC
(1 mo. USD-LIBOR + 0.21%)	a,b	2.26%		07/11/18	43,000,000	43,000,000
(1 mo. USD-LIBOR + 0.21%)	a,b	2.30%		07/24/18	10,000,000	10,000,202
(1 mo. USD-LIBOR + 0.21%)	a,b	2.30%		07/25/18	2,000,000	2,000,046
						388,000,248
Financial Company Commercial Paper 4.9%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD
(1 mo. USD-LIBOR + 0.26%)	b	2.31%	07/10/18	09/10/18	184,000,000	184,000,000
HSBC BANK PLC
(1 mo. USD-LIBOR + 0.35%)	b	2.41%	07/16/18	09/14/18	149,000,000	149,000,000
(1 mo. USD-LIBOR + 0.42%)	b	2.52%	07/30/18	09/28/18	395,000,000	395,000,000
HSBC USA INC
(1 mo. USD-LIBOR + 0.20%)	b	2.28%	07/23/18	08/22/18	5,000,000	5,000,000
ING US FUNDING LLC
(1 mo. USD-LIBOR + 0.17%)	a	2.17%		07/05/18	176,000,000	176,000,000
(1 mo. USD-LIBOR + 0.24%)	a	2.33%	07/31/18	08/31/18	126,500,000	126,500,000
(3 mo. USD-LIBOR + 0.02%)	a	2.35%	09/11/18	12/11/18	130,000,000	130,000,000
(3 mo. USD-LIBOR + 0.04%)	a	2.37%	09/19/18	12/19/18	38,000,000	38,000,000
JP MORGAN SECURITIES LLC
(1 mo. USD-LIBOR + 0.20%)		2.29%		07/30/18	49,000,000	49,000,000
(1 mo. USD-LIBOR + 0.23%)	b	2.31%	07/23/18	08/22/18	88,000,000	88,000,000
(3 mo. USD-LIBOR + 0.06%)	b	2.42%	08/08/18	11/08/18	340,500,000	340,500,000
OVERSEA-CHINESE BANKING CORPORATION LTD
(1 mo. USD-LIBOR + 0.32%)	b	2.37%	07/13/18	09/13/18	126,500,000	126,500,000
TORONTO-DOMINION BANK/THE
(1 mo. USD-LIBOR + 0.17%)	b	2.26%		07/25/18	6,500,000	6,500,000
(1 mo. USD-LIBOR + 0.17%)	b	2.26%		07/30/18	36,000,000	36,000,000
(1 mo. USD-LIBOR + 0.22%)	b	2.31%	07/23/18	08/23/18	96,000,000	96,000,000
(1 mo. USD-LIBOR + 0.33%)	b	2.42%	07/23/18	10/23/18	135,000,000	135,000,000
(3 mo. USD-LIBOR + 0.02%)	b	2.35%	08/28/18	11/26/18	173,500,000	173,500,000
WESTPAC BANKING CORP
(1 mo. USD-LIBOR + 0.18%)	b	2.27%	07/17/18	08/17/18	20,500,000	20,499,536
						2,274,999,536
19
Schwab Prime Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Certificates of Deposit 14.3%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.18%)		2.27%	07/17/18	08/17/18	180,000,000	180,000,000
BANK OF MONTREAL (CHICAGO BRANCH)
(1 mo. USD-LIBOR + 0.34%)		2.43%	07/17/18	10/17/18	104,000,000	104,000,000
BANK OF NOVA SCOTIA (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.08%)		2.42%	09/21/18	03/21/19	364,200,000	364,200,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.22%)		2.30%	07/23/18	08/22/18	28,000,000	28,000,000
(1 mo. USD-LIBOR + 0.43%)		2.51%	07/20/18	09/20/18	72,000,000	72,000,000
(1 mo. USD-LIBOR + 0.36%)		2.45%	07/16/18	10/16/18	201,000,000	201,000,000
(1 mo. USD-LIBOR + 0.27%)		2.33%	07/16/18	11/14/18	180,000,000	180,000,000
CITIBANK NA
(1 mo. USD-LIBOR + 0.27%)		2.36%	07/17/18	08/17/18	64,000,000	64,000,000
(1 mo. USD-LIBOR + 0.33%)		2.38%	07/12/18	09/12/18	23,000,000	23,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.16%)		2.14%	07/02/18	08/01/18	7,000,000	7,000,000
(1 mo. USD-LIBOR + 0.22%)		2.22%	07/05/18	09/04/18	178,000,000	178,000,000
HSBC BANK USA NA
(1 mo. USD-LIBOR + 0.28%)		2.30%	07/09/18	09/07/18	90,000,000	90,000,000
(1 mo. USD-LIBOR + 0.43%)		2.41%	07/02/18	10/01/18	75,000,000	75,000,000
(1 mo. USD-LIBOR + 0.28%)		2.28%	07/05/18	11/05/18	95,000,000	95,000,000
ING BANK NV (AMSTERDAM BRANCH)
(1 mo. USD-LIBOR + 0.45%)		2.50%	07/10/18	10/10/18	300,000,000	300,000,000
(1 mo. USD-LIBOR + 0.41%)		2.50%	07/24/18	10/24/18	107,000,000	107,000,000
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.21%)		2.26%		07/09/18	156,000,000	156,000,000
(1 mo. USD-LIBOR + 0.21%)		2.30%		07/23/18	46,000,000	46,000,000
(1 mo. USD-LIBOR + 0.26%)		2.36%	07/27/18	11/27/18	64,500,000	64,500,000
NATIONAL AUSTRALIA BANK LTD (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.28%)		2.28%	07/02/18	11/02/18	257,000,000	257,000,000
NATIONAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.28%)		2.28%	07/05/18	11/05/18	187,500,000	187,500,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.20%)		2.29%	07/16/18	08/16/18	37,000,000	37,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.17%)		2.22%		07/10/18	32,000,000	32,000,000
(1 mo. USD-LIBOR + 0.17%)		2.26%		07/16/18	14,000,000	14,000,000
(1 mo. USD-LIBOR + 0.23%)		2.23%	07/05/18	11/05/18	66,000,000	65,984,852
(1 mo. USD-LIBOR + 0.30%)		2.40%	07/27/18	11/27/18	122,000,000	122,000,000
(3 mo. USD-LIBOR + 0.08%)		2.42%	09/17/18	03/15/19	102,000,000	102,000,000
(3 mo. USD-LIBOR + 0.15%)		2.48%	08/20/18	05/20/19	200,000,000	200,000,000
(3 mo. USD-LIBOR + 0.13%)		2.46%	08/28/18	05/28/19	359,000,000	359,000,000
20
Schwab Prime Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.29%)		2.38%	07/25/18	10/25/18	67,000,000	67,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.20%)		2.25%		07/11/18	83,000,000	83,000,000
(1 mo. USD-LIBOR + 0.21%)		2.30%		07/17/18	98,000,000	98,000,000
(1 mo. USD-LIBOR + 0.21%)		2.29%		07/19/18	122,000,000	122,000,000
(1 mo. USD-LIBOR + 0.21%)		2.30%		07/24/18	47,000,000	47,000,000
(1 mo. USD-LIBOR + 0.21%)		2.30%		07/25/18	197,000,000	197,000,000
(1 mo. USD-LIBOR + 0.30%)		2.30%	07/05/18	11/05/18	120,000,000	120,000,000
(1 mo. USD-LIBOR + 0.25%)		2.35%	07/26/18	11/26/18	9,000,000	9,000,000
(3 mo. USD-LIBOR + 0.03%)		2.36%	08/28/18	11/26/18	232,000,000	232,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.23%)		2.31%	07/17/18	09/17/18	64,000,000	64,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.22%)		2.32%	07/26/18	09/26/18	103,000,000	103,000,000
(1 mo. USD-LIBOR + 0.30%)		2.38%	07/23/18	10/22/18	258,000,000	258,000,000
(3 mo. USD-LIBOR + 0.03%)		2.37%	08/15/18	11/15/18	25,000,000	25,000,000
SWEDBANK (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.20%)		2.20%	07/05/18	12/04/18	76,000,000	76,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.18%)		2.19%	07/06/18	08/06/18	48,000,000	48,000,000
(1 mo. USD-LIBOR + 0.32%)		2.37%	07/12/18	09/12/18	213,000,000	213,000,000
US BANK NATIONAL ASSOCIATION
(1 mo. USD-LIBOR + 0.18%)		2.28%	07/27/18	08/27/18	184,000,000	184,000,000
WELLS FARGO BANK NA
(1 mo. USD-LIBOR + 0.20%)		2.29%	07/30/18	08/30/18	231,000,000	231,000,000
(1 mo. USD-LIBOR + 0.24%)		2.32%	07/23/18	09/05/18	190,000,000	190,000,000
(1 mo. USD-LIBOR + 0.42%)		2.47%	07/09/18	10/09/18	25,000,000	25,000,000
(3 mo. USD-LIBOR + 0.10%)		2.42%	09/07/18	03/07/19	295,000,000	295,000,000
(3 mo. USD-LIBOR + 0.09%)		2.43%	09/17/18	03/15/19	217,000,000	217,000,000
						6,615,184,852
Non-Financial Company Commercial Paper 0.7%
TOYOTA FINANCE AUSTRALIA LTD
(3 mo. USD-LIBOR + 0.08%)		2.41%	08/21/18	02/15/19	94,000,000	94,000,000
(3 mo. USD-LIBOR + 0.09%)		2.43%	09/25/18	03/22/19	79,400,000	79,400,000
TOYOTA MOTOR FINANCE (NETHERLANDS) B.V.
(1 mo. USD-LIBOR + 0.36%)		2.46%	07/27/18	10/29/18	141,000,000	141,000,000
						314,400,000
Variable Rate Demand Notes 0.7%
ABAG FINANCE AUTH
TAXABLE RB (PUBLIC POLICY INSTITUTE OF CALIFORNIA) SERIES 2001B (LOC: WELLS FARGO BANK NA)	c	2.15%		07/06/18	17,550,000	17,550,000
CELLMARK, INC
TAXABLE NOTES SERIES 2018A (LOC: SWEDBANK AB)	c	2.07%		07/06/18	36,000,000	36,000,000
21
Schwab Prime Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
COMMERCE CHARTER TOWNSHIP
TAXABLE LT GO REFUNDING BONDS SERIES 2008 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	2.08%		07/06/18	19,940,000	19,940,000
COOK CNTY
TAXABLE GO BONDS SERIES 2004D (LOC: BARCLAYS BANK PLC)	c	1.98%		07/06/18	25,000,000	25,000,000
EMF, LLC
VARIABLE RATE DEMAND BONDS SERIES 2012 (LOC: COMERICA BANK)	c	2.07%		07/06/18	3,540,000	3,540,000
GFRE HOLDINGS, LLC
VARIABLE RATE DEMAND NOTES SERIES 2009A (LOC: FEDERAL HOME LOAN BANKS)	c	2.10%		07/06/18	1,620,000	1,620,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	c	2.08%		07/06/18	14,000,000	14,000,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	1.98%		07/06/18	42,600,000	42,600,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (29 FLATBUSH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	2.05%		07/06/18	15,000,000	15,000,000
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	2.08%		07/06/18	30,000,000	30,000,000
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2016A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.98%		07/06/18	40,000,000	40,000,000
TAXABLE HOUSING RB (606 W 57TH ST) SERIES 2017A (LOC: WELLS FARGO BANK NA)	c	2.05%		07/06/18	13,950,000	13,950,000
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)	c	2.02%		07/06/18	19,000,000	19,000,000
SAN FRANCISCO
TAXABLE M/F HOUSING RB (1601 MARIPOSA APTS) SERIES 2017B (LOC: BANK OF AMERICA NA)	c	1.98%		07/06/18	15,000,000	15,000,000
UNIVERSITY HOSPITAL HEALTH SYSTEMS
HOSPITAL RB SERIES 2013C (LOC: BARCLAYS BANK PLC)	c	1.98%		07/06/18	38,000,000	38,000,000
						331,200,000
Other Instruments 1.2%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.17%)		2.17%	07/03/18	08/03/18	100,000,000	100,000,000
(1 mo. USD-LIBOR + 0.22%)		2.27%	07/13/18	08/13/18	131,000,000	131,000,000
(1 mo. USD-LIBOR + 0.18%)		2.27%	07/17/18	08/17/18	25,000,000	25,000,000
(1 mo. USD-LIBOR + 0.38%)		2.43%	07/12/18	10/12/18	100,000,000	100,000,000
(1 mo. USD-LIBOR + 0.26%)		2.32%	07/16/18	11/14/18	196,000,000	196,000,000
						552,000,000
Total Variable-Rate Obligations
(Cost $10,475,784,636)						10,475,784,636
22
Schwab Prime Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 20.5% of net assets
U.S. Government Agency Repurchase Agreements* 9.6%
BNP PARIBAS SA
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $352,241,072, 1.38% - 8.00%, due 11/30/18 - 06/01/55)		2.12%		07/02/18	342,060,420	342,000,000
GOLDMAN SACHS & CO LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $267,240,000, 3.00% - 7.00%, due 09/01/23 - 02/25/48)		2.07%		07/02/18	262,045,195	262,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $461,440,000, 2.50% - 4.00%, due 05/01/30 - 06/01/57)		2.12%		07/02/18	448,079,147	448,000,000
MIZUHO SECURITIES USA LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $228,660,001, 3.00% - 4.50%, due 12/01/23 - 06/01/48)		2.12%		07/02/18	222,039,220	222,000,000
RBC DOMINION SECURITIES INC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $706,738,161, 0.00% - 6.00%, due 07/26/18 - 11/20/47)		2.12%		07/02/18	688,121,547	688,000,000
ROYAL BANK OF CANADA
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $861,232,124, 2.06% - 6.97%, due 08/01/23 - 10/20/64)		2.12%		07/02/18	836,147,693	836,000,000
Issued 06/28/18, repurchase date 07/05/18 (Collateralized by U.S. Government Agency Securities valued at $556,408,730, 2.46% - 6.50%, due 07/01/24 - 06/01/48)		1.93%		07/05/18	540,202,650	540,000,000
WELLS FARGO SECURITIES LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $1,153,563,761, 2.00% - 6.50%, due 08/01/18 - 07/01/48)		2.12%		07/02/18	1,109,195,923	1,109,000,000
						4,447,000,000
U.S. Treasury Repurchase Agreements 5.3%
BANK OF MONTREAL
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $321,354,948, 0.63% - 3.13%, due 05/15/19 - 02/15/44)		2.05%		07/02/18	315,053,813	315,000,000
23
Schwab Prime Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BARCLAYS BANK PLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $493,766,410, 0.00% - 3.00%, due 07/31/18 - 05/15/47)		2.10%		07/02/18	484,084,700	484,000,000
BARCLAYS CAPITAL INC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $24,159,213, 1.50% - 2.25%, due 12/31/18 - 11/15/24)		2.10%		07/02/18	23,689,589	23,685,444
BNP PARIBAS SA
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $585,582,551, 0.00% - 3.00%, due 08/16/18 - 02/15/47)		2.10%		07/02/18	574,100,450	574,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $776,113,244, 3.13%, due 02/15/43)		1.75%		07/02/18	776,113,167	776,000,000
WELLS FARGO SECURITIES LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $272,387,725, 0.00% - 1.75%, due 09/13/18 - 05/31/22)		2.10%		07/02/18	267,046,725	267,000,000
						2,439,685,444
Other Repurchase Agreements** 5.6%
BNP PARIBAS SA
Issued 06/27/18, repurchase date 07/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $322,718,394, 0.00% - 10.00%, due 02/13/19 - 12/31/99)		2.05%		07/03/18	291,099,425	291,000,000
Issued 06/28/18, repurchase date 07/05/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $450,535,960, 0.00% - 9.04%, due 11/15/19 - 01/25/58)		2.02%		07/05/18	393,154,362	393,000,000
Issued 05/01/18, repurchase date 08/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $101,720,699, 1.39% - 7.09%, due 11/15/21 - 09/05/44)		2.20%		08/02/18	88,500,133	88,000,000
Issued 05/01/18, repurchase date 08/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $113,326,828, 0.00% - 10.63%, due 10/03/18 - 12/29/49)		2.35%		08/03/18	98,601,339	98,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 06/11/18, repurchase date 09/10/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $252,209,936, 0.00% - 13.85%, due 06/08/19 - 12/25/65)		2.45%		08/03/18	219,789,921	219,000,000
24
Schwab Prime Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
JP MORGAN SECURITIES LLC
Issued 06/01/18, repurchase date 11/28/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $308,859,206, 0.00% - 6.65%, due 06/17/19 - 04/25/83)		2.75%		09/27/18	270,415,722	268,000,000
Issued 06/27/18, repurchase date 12/24/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $50,607,787, 0.00% - 6.75%, due 03/01/19 - 07/25/73)		2.77%		09/27/18	44,311,471	44,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 05/02/18, repurchase date 08/06/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $416,300,001, 1.15% - 13.84%, due 10/25/23 - 06/25/57)		2.25%		08/03/18	364,104,125	362,000,000
RBC CAPITAL MARKETS LLC
Issued 06/27/18, repurchase date 07/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $220,573,500, 0.16% - 10.00%, due 08/07/18 - 12/29/49)		2.00%		07/03/18	210,070,000	210,000,000
WELLS FARGO SECURITIES LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $77,063,387, 1.75%, due 06/17/19)		2.01%		07/02/18	67,011,223	67,000,000
Issued 06/27/18, repurchase date 07/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $103,535,791, 0.88% - 2.75%, due 06/17/19 - 03/07/23)		2.05%		07/03/18	90,030,750	90,000,000
25
Schwab Prime Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 04/10/18, repurchase date 10/05/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $380,238,577, 2.06% - 7.71%, due 12/21/20 - 02/17/61)		2.88%		10/02/18	330,564,000	326,000,000
Issued 05/04/18, repurchase date 10/30/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $126,003,246, 0.00% - 10.41%, due 10/20/18 - 10/25/56)		2.92%		10/02/18	109,322,760	108,000,000
						2,564,000,000
Total Repurchase Agreements
(Cost $9,450,685,444)						9,450,685,444
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $12,842,057,122 or 27.8% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
AUTH —	Authority
CNTY —	County
ETF —	Exchange-traded fund
GO —	General obligation
HFA —	Housing finance agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
VRDN —	Variable rate demand note

At June 30, 2018, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2018. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
26
Schwab Prime Money Funds  |  Semiannual Report
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Schwab Value Advantage Money Fund
Statement of Assets and Liabilities

As of June 30, 2018; unaudited
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$36,411,072,389
Repurchase agreements, at cost and value (Note 2a)		9,450,685,444
Receivables:
Fund shares sold		489,591,088
Interest		52,646,227
Prepaid expenses	+	963,455
Total assets		46,404,958,603
Liabilities
Payables:
Investment adviser and administrator fees		6,727,189
Shareholder service fees		549,450
Fund shares redeemed		165,095,376
Distributions to shareholders		33,345,820
Accrued expenses	+	191,138
Total liabilities		205,908,973
Net Assets
Total assets		46,404,958,603
Total liabilities	–	205,908,973
Net assets		$46,199,049,630
Net Assets by Source
Capital received from investors		46,198,995,187
Net realized capital gains		54,443

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$27,037,049,074		27,035,836,923		$1.00
Ultra Shares	$19,162,000,556		19,161,156,111		$1.00

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Schwab Prime Money Funds  |  Semiannual Report
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Schwab Value Advantage Money Fund
Statement of Operations

For the period January 1, 2018 through June 30, 2018; unaudited
Investment Income
Interest		$332,128,677
Expenses
Investment adviser and administrator fees		51,179,300
Shareholder service fees:
Investor Shares		14,909,467
Registration fees		742,251
Custodian fees		278,026
Portfolio accounting fees		221,661
Transfer agent fees		109,094
Professional fees		68,154
Shareholder reports		58,855
Independent trustees’ fees		54,603
Other expenses	+	120,241
Total expenses		67,741,652
Expense reduction by CSIM and its affiliates	–	19,729,487
Net expenses	–	48,012,165
Net investment income		284,116,512
Realized Gains (Losses)
Net realized gains on investments		54,443
Increase in net assets resulting from operations		$284,170,955
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Schwab Prime Money Funds  |  Semiannual Report
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Schwab Value Advantage Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/18-6/30/18		1/1/17-12/31/17
Net investment income		$284,116,512	$177,583,869
Net realized gains	+	54,443	—
Increase in net assets from operations		284,170,955	177,583,869
Distributions to Shareholders
Distributions from net investment income
Investor Shares		(156,187,843)	(88,765,843)
Select Shares		—	(23,616,311)
Premier Shares		—	(20,120,380)
Ultra Shares	+	(127,928,669)	(45,081,335)
Total distributions from net investment income		(284,116,512)	(177,583,869)
Transactions in Fund Shares*,1
Shares Sold
Investor Shares		21,509,438,428	14,378,323,416
Select Shares		—	4,606,091,127
Premier Shares		—	3,651,693,774
Ultra Shares	+	15,806,973,624	14,755,467,171
Total shares sold		37,316,412,052	37,391,575,488
Shares Reinvested
Investor Shares		113,908,290	75,731,497
Select Shares		—	18,532,462
Premier Shares		—	15,767,941
Ultra Shares	+	92,895,525	37,801,235
Total shares reinvested		206,803,815	147,833,135
Shares Redeemed
Investor Shares		(9,541,751,721)	(6,558,349,016)
Select Shares		—	(6,143,081,645)
Premier Shares		—	(4,981,302,382)
Ultra Shares	+	(9,349,692,900)	(4,196,699,282)
Total shares redeemed		(18,891,444,621)	(21,879,432,325)
Net transactions in fund shares		18,631,771,246	15,659,976,298
Net Assets
Beginning of period		27,567,223,941	11,907,247,643
Total increase	+	18,631,825,689	15,659,976,298
End of period		$46,199,049,630	$27,567,223,941
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Effective November 17, 2017, all outstanding Select Shares valued at $3,656,634,339 and Premier Shares valued at $2,774,212,250 combined with Ultra Shares.
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Schwab Prime Money Funds  |  Semiannual Report
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Schwab Retirement Advantage Money Fund
Financial Statements
Financial Highlights
	1/1/18– 6/30/18*	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01 [1]	0.01 [1]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.01	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	—	—	—
Total distributions	(0.01)	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.75% [3]	0.77%	0.23%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35% [4]	0.43% [5]	0.46% [6]	0.27% [6]	0.21% [6]	0.24% [6]
Gross operating expenses	0.63% [4]	0.66%	0.63%	0.61%	0.61%	0.61%
Net investment income (loss)	1.51% [4]	0.77%	0.18%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$184	$199	$252	$700	$741	$784

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
6
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
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Schwab Prime Money Funds  |  Semiannual Report
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Schwab Retirement Advantage Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 58.0% of net assets
Asset-Backed Commercial Paper 21.6%
ALPINE SECURITIZATION LTD	a,b	2.31%		07/25/18	800,000	798,824
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	2.31%		09/10/18	500,000	497,764
	a,b	2.31%		09/17/18	1,110,000	1,104,539
CAFCO LLC	a,b	2.47%		01/02/19	1,500,000	1,481,293
CANCARA ASSET SECURITISATION LLC	a,b	2.29%		08/14/18	250,000	249,319
CHARIOT FUNDING LLC	a,b	1.97%		07/13/18	1,000,000	999,398
	a,b	2.37%		10/17/18	2,000,000	1,986,031
CHARTA LLC	a,b	2.31%		07/19/18	1,500,000	1,498,371
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	2.38%		08/20/18	1,500,000	1,495,182
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	2.34%		07/02/18	1,000,000	1,000,000
CRC FUNDING LLC	a,b	2.31%		07/24/18	1,500,000	1,497,892
	a,b	2.29%		09/25/18	350,000	348,116
CROWN POINT CAPITAL COMPANY LLC	a,b	2.32%		09/12/18	2,100,000	2,090,298
FAIRWAY FINANCE CO LLC	a,b	2.26%		08/22/18	900,000	897,131
GOTHAM FUNDING CORP	a,b	2.35%		07/02/18	500,000	500,000
KELLS FUNDING LLC	a,b	2.28%		07/24/18	4,000,000	3,995,712
	a,b	2.25%		08/17/18	500,000	498,662
LMA AMERICAS LLC	a,b	1.91%		07/02/18	1,000,000	1,000,000
	a,b	2.31%		09/25/18	2,000,000	1,989,139
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	2.08%		07/23/18	1,000,000	998,787
METLIFE SHORT TERM FUNDING LLC	a,b	2.25%		08/06/18	2,000,000	1,995,645
	a,b	2.26%		08/20/18	2,000,000	1,993,875
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	2.20%		07/10/18	300,000	299,854
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Schwab Prime Money Funds  |  Semiannual Report
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Schwab Retirement Advantage Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RIDGEFIELD FUNDING COMPANY LLC	a,b	2.36%		07/18/18	500,000	499,478
	a,b	2.34%		09/04/18	800,000	796,693
	a,b	2.31%		09/05/18	500,000	497,924
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	2.28%		09/04/18	1,000,000	995,964
	a,b	2.33%		10/02/18	1,250,000	1,242,589
THUNDER BAY FUNDING LLC	a,b	2.24%		08/29/18	1,253,000	1,248,498
VERSAILLES COMMERCIAL PAPER LLC	a,b	2.40%		07/02/18	2,000,000	2,000,000
	a,b	2.34%		09/04/18	150,000	149,381
VICTORY RECEIVABLES CORP	a,b	2.31%		08/10/18	1,000,000	997,508
	a,b	2.33%		10/01/18	2,000,000	1,988,322
						39,632,189
Certificates of Deposit 15.1%
BANK OF MONTREAL (CHICAGO BRANCH)		2.25%		08/03/18	1,250,000	1,250,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		2.42%		08/09/18	1,300,000	1,300,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.92%		07/26/18	500,000	500,000
CITIBANK NA		1.94%		08/01/18	1,000,000	1,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		1.89%		07/20/18	1,000,000	1,000,000
		2.06%		08/06/18	500,000	500,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		1.90%		07/06/18	1,000,000	1,000,000
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		2.10%		07/30/18	800,000	800,000
MIZUHO BANK LTD (NEW YORK BRANCH)		2.28%		09/05/18	775,000	775,000
MUFG BANK LTD (NEW YORK BRANCH)		2.32%		07/20/18	900,000	900,000
		1.93%		07/26/18	1,000,000	1,000,000
		1.91%		07/27/18	2,000,000	1,999,391
NATIXIS (NEW YORK BRANCH)		2.32%		08/01/18	500,000	500,000
NORDEA BANK AB (NEW YORK BRANCH)		2.00%		07/18/18	800,000	800,000
		1.91%		07/24/18	1,000,000	1,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		2.27%		09/04/18	1,300,000	1,300,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		2.25%		08/22/18	2,000,000	2,000,000
		2.32%		10/03/18	1,700,000	1,700,000
SWEDBANK (NEW YORK BRANCH)		1.90%		07/05/18	2,000,000	1,999,999
TORONTO-DOMINION BANK (NEW YORK BRANCH)		2.24%		07/26/18	1,000,000	1,000,000
		1.95%		08/01/18	1,000,000	1,000,000
US BANK NATIONAL ASSOCIATION		2.16%		08/27/18	3,000,000	3,000,000
		2.16%		09/04/18	1,500,000	1,500,000
						27,824,390
Financial Company Commercial Paper 8.8%
DANSKE CORP	a,b	2.28%		08/01/18	1,000,000	998,108
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	b	2.29%		07/16/18	1,500,000	1,498,670
HSBC USA INC	b	1.95%		07/25/18	1,000,000	998,767
32
Schwab Prime Money Funds  |  Semiannual Report
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Schwab Retirement Advantage Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		2.00%		07/03/18	1,000,000	999,945
MACQUARIE BANK LTD	b	2.31%		07/24/18	900,000	898,735
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)	b	2.32%		08/01/18	1,700,000	1,696,728
NATIONWIDE BUILDING SOCIETY	b	2.04%		07/23/18	500,000	499,405
	b	2.25%		08/22/18	1,300,000	1,295,875
NRW BANK	b	2.07%		07/02/18	1,500,000	1,500,000
	b	2.08%		07/02/18	1,000,000	1,000,000
SANTANDER UK PLC		2.27%		08/01/18	800,000	798,493
SUMITOMO MITSUI BANKING CORPORATION	b	2.29%		09/04/18	1,400,000	1,394,350
TORONTO-DOMINION BANK/THE	b	2.07%		07/23/18	100,000	99,879
	b	2.25%		08/30/18	1,500,000	1,494,493
UNITED OVERSEAS BANK LTD	b	2.25%		08/27/18	1,000,000	996,516
						16,169,964
Non-Financial Company Commercial Paper 3.3%
CARGILL GLOBAL FUNDING PLC	a,b	1.91%		07/05/18	2,000,000	1,999,682
GENERAL ELECTRIC CO		1.92%		07/05/18	1,000,000	999,840
TOTAL CAPITAL CANADA LTD	a,b	1.92%		07/03/18	1,000,000	999,947
TOYOTA CREDIT CANADA INC		2.42%		10/22/18	1,000,000	992,533
TOYOTA MOTOR CREDIT CORP		2.24%		08/22/18	1,000,000	996,841
						5,988,843
Non-Negotiable Time Deposits 9.2%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		1.92%		07/06/18	1,000,000	1,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.95%		07/05/18	4,000,000	4,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (GRAND CAYMAN BRANCH)		1.88%		07/02/18	1,000,000	1,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		1.90%		07/02/18	1,000,000	1,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		1.90%		07/06/18	2,000,000	2,000,000
NATIONAL AUSTRALIA BANK LTD (GRAND CAYMAN BRANCH)		1.82%		07/02/18	1,000,000	1,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		1.92%		07/05/18	1,000,000	1,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.90%		07/05/18	2,000,000	2,000,000
NORTHERN TRUST CO (CAYMAN ISLANDS BRANCH)		1.87%		07/02/18	1,000,000	1,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.90%		07/03/18	2,000,000	2,000,000
TORONTO DOMINION BANK (GRAND CAYMAN BRANCH)		1.91%		07/05/18	1,000,000	1,000,000
						17,000,000
Total Fixed-Rate Obligations
(Cost $106,615,386)						106,615,386

33
Schwab Prime Money Funds  |  Semiannual Report
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Schwab Retirement Advantage Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Obligations 20.5% of net assets
Asset-Backed Commercial Paper 1.0%
BEDFORD ROW FUNDING CORP
(1 mo. USD-LIBOR + 0.24%)	a,b	2.34%	07/27/18	08/27/18	1,800,000	1,800,000
Financial Company Commercial Paper 5.6%
HSBC BANK PLC
(1 mo. USD-LIBOR + 0.42%)	b	2.52%	07/30/18	09/28/18	1,800,000	1,800,000
ING US FUNDING LLC
(1 mo. USD-LIBOR + 0.24%)	a	2.33%	07/31/18	08/31/18	3,500,000	3,500,000
JP MORGAN SECURITIES LLC
(1 mo. USD-LIBOR + 0.20%)		2.29%		07/30/18	1,000,000	1,000,000
(3 mo. USD-LIBOR + 0.06%)	b	2.42%	08/08/18	11/08/18	500,000	500,000
OVERSEA-CHINESE BANKING CORPORATION LTD
(1 mo. USD-LIBOR + 0.32%)	b	2.37%	07/13/18	09/13/18	1,000,000	1,000,000
TORONTO-DOMINION BANK/THE
(1 mo. USD-LIBOR + 0.17%)	b	2.26%		07/30/18	1,000,000	1,000,000
WESTPAC BANKING CORP
(1 mo. USD-LIBOR + 0.18%)	b	2.27%	07/17/18	08/17/18	1,500,000	1,499,966
						10,299,966
Certificates of Deposit 7.4%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.18%)		2.27%	07/17/18	08/17/18	500,000	500,000
BANK OF MONTREAL (CHICAGO BRANCH)
(1 mo. USD-LIBOR + 0.34%)		2.43%	07/17/18	10/17/18	1,500,000	1,500,000
BANK OF NOVA SCOTIA (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.08%)		2.42%	09/21/18	03/21/19	300,000	300,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.22%)		2.30%	07/23/18	08/22/18	1,000,000	1,000,000
(1 mo. USD-LIBOR + 0.36%)		2.45%	07/16/18	10/16/18	300,000	300,000
HSBC BANK USA NA
(1 mo. USD-LIBOR + 0.43%)		2.41%	07/02/18	10/01/18	1,500,000	1,500,000
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.21%)		2.26%		07/09/18	1,000,000	1,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.08%)		2.42%	09/17/18	03/15/19	1,000,000	1,000,000
(3 mo. USD-LIBOR + 0.15%)		2.48%	08/20/18	05/20/19	1,500,000	1,500,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.21%)		2.30%		07/17/18	1,000,000	1,000,000
(3 mo. USD-LIBOR + 0.03%)		2.36%	08/28/18	11/26/18	250,000	250,000
34
Schwab Prime Money Funds  |  Semiannual Report
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Schwab Retirement Advantage Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.30%)		2.38%	07/23/18	10/22/18	300,000	300,000
(1 mo. USD-LIBOR + 0.35%)		2.44%	07/16/18	11/16/18	1,500,000	1,500,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.32%)		2.37%	07/12/18	09/12/18	1,000,000	1,000,000
WELLS FARGO BANK NA
(1 mo. USD-LIBOR + 0.24%)		2.32%	07/23/18	09/05/18	1,000,000	1,000,000
						13,650,000
Variable Rate Demand Notes 3.5%
CALIFORNIA ENTERPRISE DEVELOPMENT FINANCE AUTH
TAXABLE RB (SCONZA CANDY) SERIES 2008A (LOC: COMERICA BANK)	c	2.07%		07/06/18	510,000	510,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	1.98%		07/06/18	2,000,000	2,000,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	2.08%		07/06/18	1,000,000	1,000,000
TAXABLE HOUSING RB (606 W 57TH ST) SERIES 2017A (LOC: WELLS FARGO BANK NA)	c	2.05%		07/06/18	2,000,000	2,000,000
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)	c	2.02%		07/06/18	1,000,000	1,000,000
						6,510,000
Other Instruments 1.6%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.38%)		2.43%	07/12/18	10/12/18	2,000,000	2,000,000
(1 mo. USD-LIBOR + 0.26%)		2.32%	07/16/18	11/14/18	900,000	900,000
						2,900,000
Non-Financial Company Commercial Paper 1.4%
TOYOTA FINANCE AUSTRALIA LTD
(3 mo. USD-LIBOR + 0.08%)		2.41%	08/21/18	02/15/19	1,000,000	1,000,000
(3 mo. USD-LIBOR + 0.09%)		2.43%	09/25/18	03/22/19	600,000	600,000
TOYOTA MOTOR FINANCE (NETHERLANDS) B.V.
(1 mo. USD-LIBOR + 0.36%)		2.46%	07/27/18	10/29/18	1,000,000	1,000,000
						2,600,000
Total Variable-Rate Obligations
(Cost $37,759,966)						37,759,966
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Schwab Retirement Advantage Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 22.8% of net assets
U.S. Government Agency Repurchase Agreements* 12.5%
BNP PARIBAS SA
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,020,262, 0.88% - 3.38%, due 09/15/19 - 08/20/41)		2.12%		07/02/18	1,000,177	1,000,000
GOLDMAN SACHS & CO LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $1,020,000, 2.61% - 3.00%, due 03/25/37 - 01/25/41)		2.07%		07/02/18	1,000,173	1,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $9,270,000, 11.60%, due 09/25/27)		2.12%		07/02/18	9,001,590	9,000,000
RBC DOMINION SECURITIES INC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $2,040,424, 0.50% - 1.75%, due 08/31/18 - 01/15/28)		2.12%		07/02/18	2,000,353	2,000,000
ROYAL BANK OF CANADA
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $3,090,546, 3.25% - 4.50%, due 10/20/37 - 01/01/57)		2.12%		07/02/18	3,000,530	3,000,000
Issued 06/28/18, repurchase date 07/05/18 (Collateralized by U.S. Government Agency Securities valued at $2,060,773, 3.00% - 4.50%, due 05/15/42 - 06/01/48)		1.93%		07/05/18	2,000,751	2,000,000
WELLS FARGO SECURITIES LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $5,200,919, 2.50% - 4.00%, due 03/01/33 - 08/20/47)		2.12%		07/02/18	5,000,883	5,000,000
						23,000,000
U.S. Treasury Repurchase Agreements 5.2%
BARCLAYS BANK PLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $2,040,404, 1.25% - 1.88%, due 06/30/20 - 10/31/21)		2.10%		07/02/18	2,000,350	2,000,000
BARCLAYS CAPITAL INC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $1,567,976, 1.50%, due 12/31/18)		2.10%		07/02/18	1,537,421	1,537,152
BNP PARIBAS SA
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $2,040,376, 0.00% - 5.00%, due 09/13/18 - 05/15/37)		2.10%		07/02/18	2,000,350	2,000,000
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Schwab Retirement Advantage Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO SECURITIES LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $4,080,768, 0.75%, due 10/31/18)		2.10%		07/02/18	4,000,700	4,000,000
						9,537,152
Other Repurchase Agreements** 5.1%
BNP PARIBAS SA
Issued 06/27/18, repurchase date 07/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,787, 0.00% - 9.25%, due 03/15/24 - 04/25/40)		2.05%		07/03/18	2,000,683	2,000,000
Issued 06/28/18, repurchase date 07/05/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,126,652, 1.39% - 6.44%, due 06/15/21 - 09/05/44)		2.02%		07/05/18	1,000,393	1,000,000
Issued 05/01/18, repurchase date 08/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $289,343, 0.00% - 10.75%, due 02/15/20 - 01/20/27)		2.35%		08/03/18	251,534	250,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 06/11/18, repurchase date 09/10/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,151,644, 3.50%, due 02/25/48)		2.45%		08/03/18	1,003,607	1,000,000
JP MORGAN SECURITIES LLC
Issued 06/27/18, repurchase date 12/24/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,354, 0.00% - 8.13%, due 08/01/18 - 07/25/47)		2.77%		09/27/18	2,014,158	2,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 05/02/18, repurchase date 08/06/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,363,309, 4.00%, due 10/15/23)		2.25%		08/03/18	2,263,078	2,250,000
WELLS FARGO SECURITIES LLC
Issued 04/10/18, repurchase date 10/05/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,166,376, 3.70%, due 03/25/47)		2.88%		10/02/18	1,014,000	1,000,000
						9,500,000
Total Repurchase Agreements
(Cost $42,037,152)						42,037,152
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $63,108,128 or 34.3% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

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Schwab Retirement Advantage Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

ABS —	Asset-backed securities
AUTH —	Authority
ETF —	Exchange-traded fund
HFA —	Housing finance agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
VRDN —	Variable rate demand note

At June 30, 2018, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2018. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Retirement Advantage Money Fund
Statement of Assets and Liabilities

As of June 30, 2018; unaudited
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$144,375,352
Repurchase agreements, at cost and value (Note 2a)		42,037,152
Receivables:
Interest		214,762
Fund shares sold		123,970
Prepaid expenses	+	14,178
Total assets		186,765,414
Liabilities
Payables:
Investment adviser and administrator fees		38,248
Fund shares redeemed		2,575,616
Distributions to shareholders		131,557
Accrued expenses	+	55,507
Total liabilities		2,800,928
Net Assets
Total assets		186,765,414
Total liabilities	–	2,800,928
Net assets		$183,964,486
Net Assets by Source
Capital received from investors		183,963,522
Net realized capital gains		964

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$183,964,486		183,969,550		$1.00

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Schwab Prime Money Funds  |  Semiannual Report
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Schwab Retirement Advantage Money Fund
Statement of Operations

For the period January 1, 2018 through June 30, 2018; unaudited
Investment Income
Interest		$1,759,987
Expenses
Investment adviser and administrator fees		331,631
Shareholder service fees		142,127
Portfolio accounting fees		39,780
Custodian fees		29,751
Professional fees		18,394
Independent trustees’ fees		15,511
Registration fees		13,289
Shareholder reports		4,082
Transfer agent fees		1,119
Other expenses	+	3,148
Total expenses		598,832
Expense reduction by CSIM and its affiliates	–	267,201
Net expenses	–	331,631
Net investment income		1,428,356
Realized Gains (Losses)
Net realized gains on investments		964
Increase in net assets resulting from operations		$1,429,320
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Schwab Prime Money Funds  |  Semiannual Report
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Schwab Retirement Advantage Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/18-6/30/18		1/1/17-12/31/17
Net investment income		$1,428,356	$1,816,878
Net realized gains	+	964	4,731
Increase in net assets from operations		1,429,320	1,821,609
Distributions to Shareholders
Distributions from net investment income		(1,428,356)	(1,816,878)
Distributions from net realized gains	+	—	(3,159)
Total distributions		(1,428,356)	(1,820,037)
Transactions in Fund Shares*
Shares sold		64,336,172	177,060,837
Shares reinvested		1,244,310	1,771,707
Shares redeemed	+	(80,457,179)	(231,554,710)
Net transactions in fund shares		(14,876,697)	(52,722,166)
Net Assets
Beginning of period		198,840,219	251,560,813
Total decrease	+	(14,875,733)	(52,720,594)
End of period		$183,964,486	$198,840,219
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab Prime Money Funds  |  Semiannual Report
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Schwab Investor Money Fund
Financial Statements
Financial Highlights
	1/1/18– 6/30/18*	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01 [1]	0.01 [1]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	—	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.01	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	—	(0.00) [2]	—	—	—
Total distributions	(0.01)	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.75% [3]	0.73%	0.13%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35% [4]	0.48% [5],[6]	0.55% [5]	0.27% [5]	0.21% [5]	0.25% [5]
Gross operating expenses	0.57% [4]	0.64%	0.65%	0.64%	0.64%	0.64%
Net investment income (loss)	1.52% [4]	0.73%	0.11%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$555	$568	$607	$1,025	$939	$1,047

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
6
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
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Schwab Investor Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 54.9% of net assets
Asset-Backed Commercial Paper 16.4%
ALPINE SECURITIZATION LLC	a,b	2.34%		08/06/18	4,000,000	4,000,000
ATLANTIC ASSET SECURITIZATION LLC	a,b	2.29%		08/06/18	2,500,000	2,494,458
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	2.36%		07/25/18	2,500,000	2,496,247
	a,b	2.31%		09/10/18	2,500,000	2,488,819
CAFCO LLC	a,b	2.28%		09/19/18	3,000,000	2,985,056
	a,b	2.47%		01/02/19	2,500,000	2,468,822
CANCARA ASSET SECURITISATION LLC	a,b	2.31%		09/14/18	500,000	497,646
CHARIOT FUNDING LLC	a,b	2.37%		10/17/18	5,000,000	4,965,076
CHARTA LLC	a,b	2.31%		07/19/18	2,500,000	2,497,285
CRC FUNDING LLC	a,b	2.33%		07/06/18	2,000,000	1,999,487
	a,b	2.24%		08/27/18	3,000,000	2,989,593
CROWN POINT CAPITAL COMPANY LLC	a,b	2.36%		08/03/18	1,000,000	1,000,000
	a,b	2.29%		08/15/18	1,256,000	1,252,500
	a,b	2.33%		09/10/18	3,500,000	3,484,279
	a,b	2.32%		09/12/18	1,200,000	1,194,456
FAIRWAY FINANCE CO LLC	a,b	2.26%		08/21/18	2,300,000	2,292,813
	a,b	2.26%		08/22/18	400,000	398,725
KELLS FUNDING LLC	a,b	2.31%		07/11/18	3,000,000	2,999,233
	a,b	2.24%		08/27/18	10,500,000	10,466,829
LEXINGTON PARKER CAPITAL COMPANY LLC	a,b	2.00%		07/03/18	2,000,000	1,999,889
LMA AMERICAS LLC	a,b	2.29%		08/17/18	1,000,000	997,087
	a,b	2.31%		09/25/18	4,000,000	3,978,278
	a,b	2.35%		10/01/18	500,000	497,055
METLIFE SHORT TERM FUNDING LLC	a,b	2.11%		08/01/18	534,000	533,066
	a,b	2.26%		08/20/18	5,000,000	4,984,687
43
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Schwab Investor Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	2.20%		07/10/18	1,000,000	999,513
	a,b	2.14%		08/06/18	1,000,000	997,929
OLD LINE FUNDING LLC	a,b	2.14%		07/16/18	2,107,000	2,105,255
RIDGEFIELD FUNDING COMPANY LLC	a,b	2.34%		09/04/18	900,000	896,280
	a,b	2.33%		09/10/18	4,530,000	4,509,653
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	2.27%		08/22/18	1,000,000	996,798
	a,b	2.33%		10/02/18	3,000,000	2,982,213
THUNDER BAY FUNDING LLC	a,b	2.26%		07/30/18	500,000	499,125
VERSAILLES COMMERCIAL PAPER LLC	a,b	2.40%		07/02/18	3,000,000	3,000,000
	a,b	2.34%		09/04/18	300,000	298,763
VICTORY RECEIVABLES CORP	a,b	2.31%		08/02/18	5,000,000	4,990,097
	a,b	2.31%		08/10/18	3,000,000	2,992,525
						91,229,537
Financial Company Commercial Paper 8.4%
ABN AMRO FUNDING USA LLC	a,b	2.31%		07/26/18	500,000	499,233
BPCE SA	b	2.36%		08/31/18	1,000,000	996,100
	b	2.31%		09/04/18	2,000,000	1,991,822
DANSKE CORP	a,b	2.28%		08/01/18	1,500,000	1,497,163
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	b	2.29%		07/16/18	5,500,000	5,495,123
HSBC USA INC	b	2.00%		08/03/18	4,000,000	3,992,960
ING US FUNDING LLC	a	1.94%		07/26/18	3,000,000	2,996,160
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		2.00%		07/03/18	4,000,000	3,999,778
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)	b	2.32%		08/01/18	250,000	249,519
NATIONWIDE BUILDING SOCIETY	b	2.25%		08/13/18	5,000,000	4,986,933
	b	2.25%		08/22/18	500,000	498,413
NRW BANK	b	2.08%		07/02/18	5,000,000	5,000,000
	b	2.10%		07/23/18	3,000,000	2,996,343
SANTANDER UK PLC		2.27%		08/01/18	2,000,000	1,996,233
		2.28%		08/07/18	3,500,000	3,492,055
SWEDBANK AB		1.93%		07/26/18	1,000,000	998,727
UNITED OVERSEAS BANK LTD	b	2.25%		08/27/18	5,000,000	4,982,578
						46,669,140
Non-Financial Company Commercial Paper 4.0%
CARGILL GLOBAL FUNDING PLC	a,b	1.92%		07/03/18	3,000,000	2,999,840
	a,b	1.91%		07/05/18	4,000,000	3,999,363
	a,b	1.92%		07/06/18	1,000,000	999,787
GENERAL ELECTRIC CO		1.92%		07/05/18	1,000,000	999,840
NISSAN MOTOR ACCEPTANCE CORP	b	2.11%		08/06/18	1,750,000	1,746,427
TOTAL CAPITAL CANADA LTD	a,b	1.92%		07/03/18	5,000,000	4,999,733
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Schwab Investor Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TOYOTA CREDIT CANADA INC		2.42%		10/22/18	4,000,000	3,970,134
TOYOTA MOTOR CREDIT CORP		2.34%		07/03/18	2,500,000	2,499,838
						22,214,962
Certificates of Deposit 16.0%
BANK OF MONTREAL (CHICAGO BRANCH)		2.25%		08/03/18	1,000,000	1,000,000
		2.25%		08/27/18	1,500,000	1,500,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		2.43%		08/01/18	1,000,000	1,000,000
		2.43%		08/03/18	5,000,000	5,000,000
		2.39%		08/08/18	2,000,000	2,000,000
		2.42%		08/09/18	300,000	300,000
BMO HARRIS BANK NA		2.39%		08/02/18	1,000,000	1,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.92%		07/26/18	2,500,000	2,500,000
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)		2.23%		09/25/18	2,000,000	2,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		1.98%		08/06/18	2,000,000	2,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		1.98%		08/06/18	1,000,000	1,000,000
		2.06%		08/06/18	1,000,000	1,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		1.90%		07/06/18	3,000,000	3,000,000
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		2.10%		07/30/18	1,000,000	1,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		1.94%		07/05/18	2,000,000	1,999,999
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)		2.31%		07/12/18	6,000,000	6,000,000
		2.02%		07/31/18	2,000,000	2,000,032
MIZUHO BANK LTD (NEW YORK BRANCH)		2.34%		07/05/18	3,000,000	3,000,000
		2.34%		07/09/18	1,000,000	1,000,000
MUFG BANK LTD (NEW YORK BRANCH)		2.32%		07/17/18	8,000,000	8,000,000
		1.90%		07/18/18	2,000,000	2,000,000
		2.00%		08/09/18	3,000,000	3,000,000
NATIXIS (NEW YORK BRANCH)		2.32%		08/01/18	500,000	500,000
NORDEA BANK AB (NEW YORK BRANCH)		2.00%		07/18/18	1,000,000	1,000,000
		1.91%		07/24/18	2,000,000	2,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		2.05%		07/02/18	1,000,000	1,000,000
		1.92%		07/06/18	1,000,000	1,000,000
		2.27%		09/04/18	2,000,000	2,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		1.91%		07/26/18	2,000,000	2,000,000
STATE STREET BANK AND TRUST COMPANY		2.22%		08/30/18	2,000,000	2,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		2.25%		08/22/18	1,500,000	1,500,000
		2.30%		09/28/18	1,000,000	1,000,000
		2.32%		10/03/18	8,000,000	8,000,000
SWEDBANK (NEW YORK BRANCH)		1.90%		07/05/18	9,000,000	8,999,996
45
Schwab Prime Money Funds  |  Semiannual Report
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Schwab Investor Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TORONTO-DOMINION BANK (NEW YORK BRANCH)		2.24%		07/26/18	4,000,000	4,000,000
		2.25%		08/06/18	1,500,000	1,500,000
US BANK NATIONAL ASSOCIATION		2.16%		09/04/18	1,000,000	1,000,000
						88,800,027
Non-Negotiable Time Deposits 10.1%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		1.92%		07/06/18	2,000,000	2,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.95%		07/05/18	15,000,000	15,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (GRAND CAYMAN BRANCH)		1.88%		07/02/18	7,000,000	7,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		1.90%		07/02/18	4,000,000	4,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		1.90%		07/06/18	10,000,000	10,000,000
NATIONAL AUSTRALIA BANK LTD (GRAND CAYMAN BRANCH)		1.82%		07/02/18	2,000,000	2,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		1.92%		07/05/18	1,000,000	1,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.90%		07/05/18	4,000,000	4,000,000
NORTHERN TRUST CO (CAYMAN ISLANDS BRANCH)		1.87%		07/02/18	6,000,000	6,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.90%		07/03/18	5,000,000	5,000,000
						56,000,000
Total Fixed-Rate Obligations
(Cost $304,913,666)						304,913,666

Variable-Rate Obligations 22.6% of net assets
Asset-Backed Commercial Paper 1.9%
BEDFORD ROW FUNDING CORP
(1 mo. USD-LIBOR + 0.18%)	a,b	2.27%		07/30/18	4,000,000	4,000,000
(1 mo. USD-LIBOR + 0.30%)	a,b	2.28%	07/02/18	11/01/18	1,500,000	1,500,000
COLLATERALIZED COMMERCIAL PAPER CO LLC
(1 mo. USD-LIBOR + 0.21%)	a	2.30%		07/23/18	5,000,000	5,000,000
						10,500,000
Financial Company Commercial Paper 3.5%
HSBC BANK PLC
(1 mo. USD-LIBOR + 0.35%)	b	2.41%	07/16/18	09/14/18	1,000,000	1,000,000
(1 mo. USD-LIBOR + 0.42%)	b	2.52%	07/30/18	09/28/18	2,000,000	2,000,000
ING US FUNDING LLC
(1 mo. USD-LIBOR + 0.24%)	a	2.33%	07/31/18	08/31/18	1,000,000	1,000,000
(3 mo. USD-LIBOR + 0.04%)	a	2.37%	09/19/18	12/19/18	2,000,000	2,000,000
JP MORGAN SECURITIES LLC
(1 mo. USD-LIBOR + 0.20%)		2.29%		07/30/18	4,000,000	4,000,000
(3 mo. USD-LIBOR + 0.06%)	b	2.42%	08/08/18	11/08/18	2,000,000	2,000,000
OVERSEA-CHINESE BANKING CORPORATION LTD
(1 mo. USD-LIBOR + 0.32%)	b	2.37%	07/13/18	09/13/18	500,000	500,000
46
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Schwab Investor Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TORONTO-DOMINION BANK/THE
(1 mo. USD-LIBOR + 0.17%)	b	2.26%		07/25/18	4,000,000	4,000,000
(1 mo. USD-LIBOR + 0.22%)	b	2.31%	07/23/18	08/23/18	3,000,000	3,000,000
						19,500,000
Certificates of Deposit 12.8%
BANK OF MONTREAL (CHICAGO BRANCH)
(1 mo. USD-LIBOR + 0.34%)		2.43%	07/17/18	10/17/18	2,000,000	2,000,000
BANK OF NOVA SCOTIA (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.08%)		2.42%	09/21/18	03/21/19	500,000	500,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.22%)		2.30%	07/23/18	08/22/18	1,000,000	1,000,000
(1 mo. USD-LIBOR + 0.36%)		2.45%	07/16/18	10/16/18	2,000,000	2,000,000
CITIBANK NA
(1 mo. USD-LIBOR + 0.27%)		2.36%	07/17/18	08/17/18	4,000,000	4,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.16%)		2.14%	07/02/18	08/01/18	5,000,000	5,000,000
(1 mo. USD-LIBOR + 0.22%)		2.22%	07/05/18	09/04/18	1,000,000	1,000,000
HSBC BANK USA NA
(1 mo. USD-LIBOR + 0.28%)		2.28%	07/05/18	11/05/18	4,000,000	4,000,000
ING BANK NV (AMSTERDAM BRANCH)
(1 mo. USD-LIBOR + 0.45%)		2.50%	07/10/18	10/10/18	5,000,000	5,000,000
NATIONAL AUSTRALIA BANK LTD (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.28%)		2.28%	07/02/18	11/02/18	5,000,000	5,000,000
NATIONAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.28%)		2.28%	07/05/18	11/05/18	2,500,000	2,500,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.17%)		2.26%		07/16/18	2,000,000	2,000,000
(1 mo. USD-LIBOR + 0.23%)		2.23%	07/05/18	11/05/18	1,500,000	1,499,656
(1 mo. USD-LIBOR + 0.30%)		2.40%	07/27/18	11/27/18	500,000	500,000
(3 mo. USD-LIBOR + 0.08%)		2.42%	09/17/18	03/15/19	6,000,000	6,000,000
(3 mo. USD-LIBOR + 0.15%)		2.48%	08/20/18	05/20/19	500,000	500,000
(3 mo. USD-LIBOR + 0.13%)		2.46%	08/28/18	05/28/19	500,000	500,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.20%)		2.25%		07/11/18	2,000,000	2,000,000
(1 mo. USD-LIBOR + 0.21%)		2.30%		07/17/18	1,000,000	1,000,000
(1 mo. USD-LIBOR + 0.21%)		2.29%		07/19/18	2,000,000	2,000,000
(1 mo. USD-LIBOR + 0.21%)		2.30%		07/24/18	1,000,000	1,000,000
(1 mo. USD-LIBOR + 0.30%)		2.30%	07/05/18	11/05/18	4,000,000	4,000,000
(3 mo. USD-LIBOR + 0.03%)		2.36%	08/28/18	11/26/18	400,000	400,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.22%)		2.32%	07/26/18	09/26/18	3,500,000	3,500,000
(1 mo. USD-LIBOR + 0.30%)		2.38%	07/23/18	10/22/18	2,000,000	2,000,000
47
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Schwab Investor Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
WELLS FARGO BANK NA
(1 mo. USD-LIBOR + 0.20%)		2.29%	07/30/18	08/30/18	9,000,000	9,000,000
(1 mo. USD-LIBOR + 0.42%)		2.47%	07/09/18	10/09/18	3,000,000	3,000,000
						70,899,656
Variable Rate Demand Notes 2.8%
BLUE MOUNTAIN ENTERPRISES, LLC
VARIABLE RATE DEMAND BONDS SERIES 2013 (LOC: WELLS FARGO BANK NA)	c	2.05%		07/06/18	3,210,000	3,210,000
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
TAXABLE RB (CAPITAL CORRUGATED) SERIES 2016B (LOC: COMERICA BANK)	c	2.07%		07/06/18	2,440,000	2,440,000
EAGLE CNTY
RB (BC HOUSING) SERIES 1997B (LOC: WELLS FARGO BANK NA)	c	2.10%		07/06/18	1,500,000	1,500,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	1.98%		07/06/18	1,000,000	1,000,000
LABCON NORTH AMERICA
TAXABLE BONDS SERIES 2010 (LOC: BANK OF THE WEST)	c	2.05%		07/06/18	1,170,000	1,170,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	2.08%		07/06/18	2,000,000	2,000,000
TAXABLE HOUSING RB (606 W 57TH ST) SERIES 2017A (LOC: WELLS FARGO BANK NA)	c	2.05%		07/06/18	3,000,000	3,000,000
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)	c	2.02%		07/06/18	1,000,000	1,000,000
						15,320,000
Other Instruments 1.6%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.22%)		2.27%	07/13/18	08/13/18	1,000,000	1,000,000
(1 mo. USD-LIBOR + 0.18%)		2.27%	07/17/18	08/17/18	6,000,000	6,000,000
(1 mo. USD-LIBOR + 0.38%)		2.43%	07/12/18	10/12/18	1,000,000	1,000,000
(1 mo. USD-LIBOR + 0.26%)		2.32%	07/16/18	11/14/18	1,100,000	1,100,000
						9,100,000
Total Variable-Rate Obligations
(Cost $125,319,656)						125,319,656
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 22.5% of net assets
U.S. Government Agency Repurchase Agreements* 13.3%
BNP PARIBAS SA
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $4,120,597, 0.00% - 4.50%, due 08/16/18 - 04/20/48)		2.12%		07/02/18	4,000,707	4,000,000
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Schwab Investor Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
GOLDMAN SACHS & CO LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $3,060,000, 2.50%, due 09/01/32)		2.07%		07/02/18	3,000,518	3,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $27,810,001, 11.60%, due 09/25/27)		2.12%		07/02/18	27,004,770	27,000,000
MIZUHO SECURITIES USA LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $2,060,000, 4.00%, due 01/01/48)		2.12%		07/02/18	2,000,353	2,000,000
RBC DOMINION SECURITIES INC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $8,161,460, 0.00% - 2.38%, due 09/20/18 - 01/15/28)		2.12%		07/02/18	8,001,413	8,000,000
ROYAL BANK OF CANADA
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $9,271,638, 2.41% - 4.50%, due 06/25/23 - 04/15/58)		2.12%		07/02/18	9,001,590	9,000,000
Issued 06/28/18, repurchase date 07/05/18 (Collateralized by U.S. Government Agency Securities valued at $7,212,706, 3.00% - 4.50%, due 10/01/30 - 06/01/48)		1.93%		07/05/18	7,002,627	7,000,000
WELLS FARGO SECURITIES LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $14,562,573, 3.50%, due 06/01/48)		2.12%		07/02/18	14,002,473	14,000,000
						74,000,000
U.S. Treasury Repurchase Agreements 2.5%
BARCLAYS BANK PLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $6,121,089, 1.38% - 4.38%, due 02/15/20 - 05/15/40)		2.10%		07/02/18	6,001,050	6,000,000
BARCLAYS CAPITAL INC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $1,073,497, 1.50%, due 12/31/18)		2.10%		07/02/18	1,052,631	1,052,447
WELLS FARGO SECURITIES LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $7,141,344, 0.75%, due 10/31/18)		2.10%		07/02/18	7,001,225	7,000,000
						14,052,447
Other Repurchase Agreements** 6.7%
BNP PARIBAS SA
Issued 06/27/18, repurchase date 07/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $7,877,171, 0.00% - 11.03%, due 08/15/20 - 01/28/70)		2.05%		07/03/18	7,002,392	7,000,000
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Schwab Investor Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 06/28/18, repurchase date 07/05/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,600,162, 1.39% - 6.44%, due 06/15/21 - 09/05/44)		2.02%		07/05/18	4,001,571	4,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 06/11/18, repurchase date 09/10/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,454,931, 11.03%, due 01/28/70)		2.45%		08/03/18	3,010,821	3,000,000
JP MORGAN SECURITIES LLC
Issued 06/01/18, repurchase date 11/28/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,609,839, 1.98% - 8.13%, due 10/01/19 - 01/25/41)		2.75%		09/27/18	4,036,056	4,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 05/02/18, repurchase date 08/06/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $9,176,280, 2.38% - 6.34%, due 04/25/19 - 01/25/29)		2.25%		08/03/18	8,046,500	8,000,000
RBC CAPITAL MARKETS LLC
Issued 06/27/18, repurchase date 07/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,207,154, 2.65% - 6.00%, due 12/25/21 - 05/25/48)		2.00%		07/03/18	4,001,333	4,000,000
WELLS FARGO SECURITIES LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,882, 1.75%, due 06/17/19)		2.01%		07/02/18	1,000,168	1,000,000
Issued 04/10/18, repurchase date 10/05/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $6,998,257, 3.70% - 5.19%, due 09/17/46 - 04/25/47)		2.88%		10/02/18	6,084,000	6,000,000
						37,000,000
Total Repurchase Agreements
(Cost $125,052,447)						125,052,447
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $157,160,874 or 28.3% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

50
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Schwab Investor Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

ABS —	Asset-backed securities
CNTY —	County
ETF —	Exchange-traded fund
HFA —	Housing finance agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
VRDN —	Variable rate demand note

At June 30, 2018, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2018. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
51
Schwab Prime Money Funds  |  Semiannual Report
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Schwab Investor Money Fund
Statement of Assets and Liabilities

As of June 30, 2018; unaudited
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$430,233,322
Repurchase agreements, at cost and value (Note 2a)		125,052,447
Receivables:
Interest		655,916
Fund shares sold		601,489
Prepaid expenses	+	23,333
Total assets		556,566,507
Liabilities
Payables:
Investment adviser and administrator fees		133,206
Fund shares redeemed		900,323
Distributions to shareholders		392,099
Accrued expenses	+	74,428
Total liabilities		1,500,056
Net Assets
Total assets		556,566,507
Total liabilities	–	1,500,056
Net assets		$555,066,451
Net Assets by Source
Capital received from investors		555,065,854
Net realized capital gains		597

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$555,066,451		554,979,380		$1.00

52
Schwab Prime Money Funds  |  Semiannual Report
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Schwab Investor Money Fund
Statement of Operations

For the period January 1, 2018 through June 30, 2018; unaudited
Investment Income
Interest		$5,185,527
Expenses
Investment adviser and administrator fees		973,090
Shareholder service fees		417,039
Portfolio accounting fees		48,948
Custodian fees		38,012
Shareholder reports		32,036
Registration fees		25,762
Professional fees		19,507
Independent trustees’ fees		16,049
Transfer agent fees		2,953
Other expenses	+	5,367
Total expenses		1,578,763
Expense reduction by CSIM and its affiliates	–	605,806
Net expenses	–	972,957
Net investment income		4,212,570
Realized Gains (Losses)
Net realized gains on investments		597
Increase in net assets resulting from operations		$4,213,167
53
Schwab Prime Money Funds  |  Semiannual Report
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Schwab Investor Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/18-6/30/18		1/1/17-12/31/17
Net investment income		$4,212,570	$4,353,175
Net realized gains	+	597	—
Increase in net assets from operations		4,213,167	4,353,175
Distributions to Shareholders
Distributions from net investment income		(4,212,570)	(4,353,175)
Transactions in Fund Shares*
Shares sold		206,513,206	365,833,109
Shares reinvested		3,399,830	3,953,622
Shares redeemed	+	(222,674,467)	(409,121,226)
Net transactions in fund shares		(12,761,431)	(39,334,495)
Net Assets
Beginning of period		567,827,285	607,161,780
Total decrease	+	(12,760,834)	(39,334,495)
End of period		$555,066,451	$567,827,285
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab Prime Money Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund™	Schwab Cash Reserves™
Schwab U.S. Treasury Money Fund™	Schwab Variable Share Price Money Fund™
Schwab Treasury Obligations Money Fund™	Schwab Retirement Government Money Fund™
Schwab Value Advantage Money Fund	Schwab Municipal Money Fund™
Schwab Retirement Advantage Money Fund	Schwab AMT Tax-Free Money Fund™
Schwab Investor Money Fund	Schwab California Municipal Money Fund™
Schwab Advisor Cash Reserves®	Schwab New York Municipal Money Fund™
Schwab Value Advantage Money Fund offers two share classes: Investor Shares and Ultra Shares. Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund each offer one share class. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds’ repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the funds’ custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2018, the following funds had investments in repurchase agreements with a gross value as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities:
Schwab Value Advantage Money Fund	$9,450,685,444
Schwab Retirement Advantage Money Fund	42,037,152
Schwab Investor Money Fund	125,052,447
The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Standards:
In March 2017, the FASB issued Accounting Standards Update “Premium Amortization on Purchased Callable Debt Securities” which amends the amortization period for a callable debt security held at a premium from the maturity date to the earliest call date. The guidance is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management believes these changes will have no impact to the funds.
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Financial Notes, unaudited (continued)

3. Risk Factors:
Investment Risk. You could lose money by investing in the funds. Although the funds seek to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk. Each fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. A fund may involuntarily redeem any investor who is not a natural person. Each fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” each fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, each fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low, or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. A change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. The funds are currently subject to heightened levels of interest rate risk because of the continued economic recovery, along with the fact that the Federal Reserve Board ended its quantitative easing program in 2014, and has begun, and may continue, to raise interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When a fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though a fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Many of the U.S. government securities that the funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the funds. Any decline in the value of the securities held by the fund could cause a fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
Foreign Investment Risk. Although the funds may invest only in U.S. dollar denominated securities, a fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2018, the aggregate advisory fees paid to CSIM by the funds, as a percentage of each fund’s average daily net assets were as follows:
Schwab Value Advantage Money Fund	0.29%
Schwab Retirement Advantage Money Fund	0.35%
Schwab Investor Money Fund	0.35%
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Shareholder Servicing Fee
Schwab Value Advantage Money Fund
Investor Shares	0.15%
Ultra Shares	n/a
Schwab Retirement Advantage Money Fund	0.15%
Schwab Investor Money Fund	0.15%
Contractual Expense Limitations
CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
Schwab Value Advantage Money Fund
Investor Shares	0.35%
Ultra Shares	0.19%
Schwab Retirement Advantage Money Fund	0.35%
Schwab Investor Money Fund	0.35%
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex (for definition refer to Trustees and Officers section) when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2018, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab Value Advantage Money Fund	$69,599,715	$—
Schwab Retirement Advantage Money Fund	—	—
Schwab Investor Money Fund	—	—
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $605 million line of credit (the Syndicated Credit Facility), maturing on October 4, 2018. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which matures on November 30, 2018. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. The funds may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of June 30, 2018, the tax basis cost of the funds’ investments was as follows:
	Schwab Value Advantage Money Fund	Schwab Retirement Advantage Money Fund	Schwab Investor Money Fund
Tax cost	$45,861,757,833	$186,412,504	$555,285,769
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2017, the funds had no capital loss carryforwards available to offset future net capital gains.
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Financial Notes, unaudited (continued)

7. Federal Income Taxes (continued):
As of December 31, 2017, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2017, the funds did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including the Schwab Value Advantage Money Fund, Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives extensive data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 26, 2018, and June 5, 2018, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 5, 2018. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered information provided by CSIM relating to the Funds’ portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s infrastructure. The Trustees also considered Schwab’s wide range of products, services and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Funds and certain of their shareholders. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered the Funds’ performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the

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performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap as well as using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, which may include exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the
Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and its affiliates have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered contractual investment advisory fee schedules with respect to the Funds that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and its affiliates that are designed to pass along potential economies of scale to Fund shareholders. Specifically, the Board considered recent expense cap reductions effective October 3, 2017, as well as CSIM and its affiliates previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, and (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and its affiliates as discussed above, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Schwab Prime Money Funds
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 107 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	107	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (public policy think tank) (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	107	Director, Gilead Sciences, Inc. (2005 – present)
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman, TIAA Charitable (financial services) (2014 – 2016); Senior Managing Director, TIAA (financial services) (2003 – 2016).	107	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	107	None
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Schwab Prime Money Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	107	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	107	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	107	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	107	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Co-CEO, Colgin Cellars, LLC (vineyards) (Feb. 1998 – present).	107	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Schwab Prime Money Funds
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director (May 2008 – present), President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	107	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).	107	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present), Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President, Charles Schwab & Co., Inc. (July 2015 – present); Chief Financial Officer (July 2015 – Aug. 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	107	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (investment management firm) (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (investment management firm) (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of CSIM. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Notes

Schwab Prime Money Funds
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab® U.S. Large-Cap Growth Index Fund
Schwab® U.S. Large-Cap Value Index Fund
Schwab® U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Funds
Bond Funds
Schwab Intermediate-Term Bond Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Investor or Ultra fund share classes.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2018 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13605-22
00213094

Semiannual Report  |  June 30, 2018
Schwab Government Money Funds

Schwab Government
Money Fund™
Schwab U.S. Treasury
Money Fund™
Schwab Treasury Obligations
Money Fund™

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Funds
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
As an investor, sometimes it can be difficult to differentiate between what news is important and what isn’t. This year has brought no shortage of domestic and international developments for the markets to digest, and stock prices have moved between peaks and valleys frequently as a result.
All of the headline noise has distracted from one of the biggest stories for money market investors in recent months: rising yields. So far this year through June, the Federal Reserve has increased short-term rates twice, meaning it has now hiked rates seven times since it started the current cycle in December 2015. This has boosted the appeal of money market funds, one of the portfolio tools that investors turn to for cash management and also during periods of increased volatility. Yields for such funds are now much higher than they were just a year ago. Also, we believe that as a result of the expense reductions that occurred in October of last year, investors in Schwab Government Money Funds may benefit even more.
At Charles Schwab Investment Management, we encourage investors not only to pay attention to their costs of investing but also to periodically check in on their investments to ensure they are continuing to meet their needs as part of a long-term plan. We believe this is an important exercise for all types of investments, particularly in an environment of rising interest rates, when allocations to cash and money market funds may be more attractive. The prolonged period of near-record-low yields that followed the global financial crisis may have discouraged some investors from using money market funds for their short-term cash needs. With rates now rising, investors might now benefit from giving them another look.
The portfolio managers who oversee the Schwab Government Money Funds are constantly undertaking their own reassessments. Through a disciplined investment process, each fund’s portfolio is regularly analyzed in light of market conditions. When interest rates are rising or are expected to, our portfolio managers will often adjust the funds’ holdings in pursuit of their goals of stability of capital, liquidity and current income, within the limits of each fund’s investment objective and policies.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Government Money Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ So far this year through June, the Federal Reserve has increased short-term rates twice, meaning it has now hiked rates seven times since it started the current cycle in December 2015.”
Management views may have changed since the report date.
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Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Funds
Fund Management

Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Lynn Paschen, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2011, Ms. Paschen held a number of positions at American Century Investments. She most recently was a portfolio manager and, from 2000 to 2003, worked as a fixed income trader. She has managed money market funds since 2003.

Nicole Perret-Gentil, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2016, Ms. Perret-Gentil worked at Freddie Mac for 15 years, most recently as a Senior Portfolio Manager where she managed and executed trades for a fixed income strategy. Prior to that role, she served as a Portfolio Manager performing fixed income analysis, a Senior Research Analyst for investor and dealer relations, a Senior Securities Operations Analyst in loan and securities operations, and a Lead Mortgage Securities Operations Specialist. She also worked at Merrill Lynch for a year as a Senior Specialist in fixed income global banking and investments.
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Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Fund

The Schwab Government Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies or instrumentalities, repurchase agreements that are collateralized fully by cash and/or government securities, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, investing at least 80% of the fund’s net assets solely in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Over the six-month reporting period ended June 30, 2018, yields on taxable money market funds rose. Following three 0.25% rate hikes in 2017, the Federal Reserve (Fed) instituted two more during the reporting period—in March and June—citing continued strength in the labor market and solid economic growth. Short term yields, which are directly influenced by central bank policy, rose in response. The federal funds rate ended the reporting period in a range of 1.75% to 2.00%.
In the minutes from its June meeting, however, the Fed noted that uncertainty and risks associated with trade policy had intensified, which could eventually have a negative effect on business sentiment and investment spending. As a result, the U.S. bond yield curve flattened, and yields remained low relative to historical averages. The yield on the benchmark 10-year U.S. Treasury note rose for a fourth straight quarter, briefly surpassing 3% before investors’ concerns drove them to the relative safety of government debt. Despite steady economic growth over the reporting period, inflation remained benign.
Outside the U.S., monetary policies mostly remained relatively accommodative amid low inflation, though some central banks did take steps toward tighter policies. At its March meeting, the Governing Council of the European Central Bank left interest rates unchanged, announcing that it expects key interest rates to remain at their present levels for an extended period of time and confirming that its net asset purchases are intended to run until at least the end of September 2018. During the reporting period, the Bank of Japan removed the timeframe for achieving its 2% inflation target and maintained its short-term interest rate target at –0.1%.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved. Due to expected client activity and planned redemptions in the fund, along with the anticipation of and in response to the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) began the reporting period at 21 days and ending at 5 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	5 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Fund
Performance and Fund Facts as of June 30, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Government Money Fund
	Sweep Shares	Investor Shares
Ticker Symbol	SWGXX	SNVXX
Minimum Initial Investment	*	None
Seven-Day Yield (with waivers)[1]	1.29%	1.55%
Seven-Day Yield (without waivers)[1]	1.29%	1.44%
Seven-Day Effective Yield (with waivers)[1]	1.29%	1.57%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Government Money Funds  |  Semiannual Report

Schwab U.S. Treasury Money Fund

The Schwab U.S. Treasury Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government. The fund will invest at least 99.5% of its total assets in cash and/or government securities; under normal circumstances investing at least 80% of the fund’s net assets solely in U.S. Treasury securities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Over the six-month reporting period ended June 30, 2018, yields on taxable money market funds rose. Following three 0.25% rate hikes in 2017, the Federal Reserve (Fed) instituted two more during the reporting period—in March and June—citing continued strength in the labor market and solid economic growth. Short term yields, which are directly influenced by central bank policy, rose in response. The federal funds rate ended the reporting period in a range of 1.75% to 2.00%.
In the minutes from its June meeting, however, the Fed noted that uncertainty and risks associated with trade policy had intensified, which could eventually have a negative effect on business sentiment and investment spending. As a result, the U.S. bond yield curve flattened, and yields remained low relative to historical averages. The yield on the benchmark 10-year U.S. Treasury note rose for a fourth straight quarter, briefly surpassing 3% before investors’ concerns drove them to the relative safety of government debt. Despite steady economic growth over the reporting period, inflation remained benign.
Outside the U.S., monetary policies mostly remained relatively accommodative amid low inflation, though some central banks did take steps toward tighter policies. At its March meeting, the Governing Council of the European Central Bank left interest rates unchanged, announcing that it expects key interest rates to remain at their present levels for an extended period of time and confirming that its net asset purchases are intended to run until at least the end of September 2018. During the reporting period, the Bank of Japan removed the timeframe for achieving its 2% inflation target and maintained its short-term interest rate target at –0.1%.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved. Due to expected client activity and planned redemptions in the fund, along with the anticipation of and in response to the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) began the reporting period at 19 days and ending at 8 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3,4

Statistics
Weighted Average Maturity[2]	8 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The Fund may elect to invest up to 20% of its net assets in (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Please refer to the fund prospectus for further details on investment objectives, risks, charges, tax implications and expenses.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Government Money Funds  |  Semiannual Report

Schwab U.S. Treasury Money Fund
Performance and Fund Facts as of June 30, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months1

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab U.S. Treasury Money Fund
	Sweep Shares	Investor Shares
Ticker Symbol	SWUXX	SNSXX
Minimum Initial Investment	*	None
Seven-Day Yield (with waivers)[2]	1.22%	1.42%
Seven-Day Yield (without waivers)[2]	1.14%	1.29%
Seven-Day Effective Yield (with waivers)[2]	1.23%	1.43%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Investor Shares commenced operations on January 17, 2018.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Government Money Funds  |  Semiannual Report

Schwab Treasury Obligations Money Fund

The Schwab Treasury Obligations Money Fund (the fund) seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government and repurchase agreements backed by such investments. The fund will invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are collateralized fully by cash and/or government securities; under normal circumstances investing at least 80% of the fund’s net assets solely in U.S. Treasury obligations or repurchase agreements backed by such obligations (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Over the six-month reporting period ended June 30, 2018, yields on taxable money market funds rose. Following three 0.25% rate hikes in 2017, the Federal Reserve (Fed) instituted two more during the reporting period—in March and June—citing continued strength in the labor market and solid economic growth. Short term yields, which are directly influenced by central bank policy, rose in response. The federal funds rate ended the reporting period in a range of 1.75% to 2.00%.
In the minutes from its June meeting, however, the Fed noted that uncertainty and risks associated with trade policy had intensified, which could eventually have a negative effect on business sentiment and investment spending. As a result, the U.S. bond yield curve flattened, and yields remained low relative to historical averages. The yield on the benchmark 10-year U.S. Treasury note rose for a fourth straight quarter, briefly surpassing 3% before investors’ concerns drove them to the relative safety of government debt. Despite steady economic growth over the reporting period, inflation remained benign.
Outside the U.S., monetary policies mostly remained relatively accommodative amid low inflation, though some central banks did take steps toward tighter policies. At its March meeting, the Governing Council of the European Central Bank left interest rates unchanged, announcing that it expects key interest rates to remain at their present levels for an extended period of time and confirming that its net asset purchases are intended to run until at least the end of September 2018. During the reporting period, the Bank of Japan removed the timeframe for achieving its 2% inflation target and maintained its short-term interest rate target at –0.1%.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved. Due to expected client activity and planned redemptions in the fund, along with the anticipation of and in response to the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) began the reporting period at 20 days and ending at 9 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	9 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Government Money Funds  |  Semiannual Report

Schwab Treasury Obligations Money Fund
Performance and Fund Facts as of June 30, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Treasury Obligations Money Fund
	Sweep Shares	Investor Shares
Ticker Symbol	SNTXX	SNOXX
Minimum Initial Investment[1]	*	None
Seven-Day Yield (with waivers)[2]	1.35%	1.60%
Seven-Day Yield (without waivers)[2]	1.30%	1.45%
Seven-Day Effective Yield (with waivers)[2]	1.35%	1.61%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2018 and held through June 30, 2018.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/18	Ending Account Value (Net of Expenses) at 6/30/18	Expenses Paid During Period 1/1/18-6/30/18[2]
Schwab Government Money Fund
Sweep Shares
Actual Return	0.61%	$1,000.00	$1,004.80	$3.03
Hypothetical 5% Return	0.61%	$1,000.00	$1,021.78	$3.06
Investor Shares
Actual Return	0.35%	$1,000.00	$1,006.10	$1.74
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.06	$1.76
Schwab U.S. Treasury Money Fund
Sweep Shares
Actual Return	0.55%	$1,000.00	$1,004.80	$2.73
Hypothetical 5% Return	0.55%	$1,000.00	$1,022.07	$2.76
Investor Shares[3,4]
Actual Return	0.35%	$1,000.00	$1,005.40	$1.59
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.06	$1.76
Schwab Treasury Obligations Money Fund
Sweep Shares
Actual Return	0.60%	$1,000.00	$1,004.80	$2.98
Hypothetical 5% Return	0.60%	$1,000.00	$1,021.82	$3.01
Investor Shares
Actual Return	0.35%	$1,000.00	$1,006.10	$1.74
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.06	$1.76

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by the 365 days of the fiscal year.
[3]	Actual expenses for the share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 165 days of the period (from commencement of operations on 1/17/18 through 6/30/18), and divided by 365 days of the fiscal year.
[4]	Hypothetical expenses for the share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by 365 days of the fiscal year.
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Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/18– 6/30/18*	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	– [1]	(0.00) [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]	(0.00) [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]	(0.00) [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	—	—	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	—	—	—	—
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	—	—	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.48% [3]	0.26%	0.01%	—	—	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.61% [4]	0.63% [5],[6]	0.39% [5]	0.14% [5]	0.09% [5]	0.12% [5]
Gross operating expenses	0.61% [4]	0.68%	0.71%	0.72%	0.72%	0.72%
Net investment income (loss)	0.95% [4]	0.25%	0.01%	—	—	0.01%
Net assets, end of period (x 1,000,000)	$19,264	$25,324	$32,377	$23,017	$25,170	$21,706

Investor Shares	1/1/18– 6/30/18*	1/1/17– 12/31/17[7]	1/1/16– 12/31/16	1/21/15 [8]– 12/31/15
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.00 [2]	0.00 [2]	—
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]
Total from investment operations	0.01	0.00 [2]	0.00 [2]	(0.00) [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.00) [2]	(0.00) [2]	—
Distributions from net realized gains	—	(0.00) [2]	—	—
Total distributions	(0.01)	(0.00) [2]	(0.00) [2]	—
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00
Total return	0.61% [3]	0.50%	0.05%	– [3]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35% [4]	0.40% [5],[6]	0.33%	0.20% [4]
Gross operating expenses	0.46% [4]	0.53%	0.55%	0.57% [4]
Net investment income (loss)	1.28% [4]	0.51%	0.09%	– [4]
Net assets, end of period (x 1,000,000)	$3,135	$1,362	$939	$100
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
6
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
7
Effective October 3, 2017, the share class name of Purchased Shares was changed to Investor Shares.
8
Commencement of operations.
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Schwab Government Money Funds  |  Semiannual Report
See financial notes

Schwab Government Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 17.8% of net assets
U.S. Government Agency Debt 17.8%
FEDERAL HOME LOAN BANKS		1.73%		07/05/18	95,700,000	95,686,243
		1.75%		07/05/18	1,240,000,000	1,239,819,373
		1.72%		07/06/18	185,000,000	184,964,603
		1.72%		07/11/18	800,000,000	799,655,200
		1.72%		07/13/18	240,000,000	239,873,867
		1.75%		07/13/18	923,000,000	922,507,862
		1.79%		07/18/18	267,400,000	267,187,744
		1.79%		07/20/18	99,000,000	98,911,643
		1.83%		07/20/18	125,500,000	125,385,920
Total Fixed-Rate Obligations
(Cost $3,973,992,455)						3,973,992,455

Variable-Rate Obligations 0.4% of net assets
U.S. Government Agency Debt 0.4%
FEDERAL HOME LOAN BANKS
(1 mo. USD-LIBOR - 0.15%)		1.95%		07/24/18	97,000,000	97,000,000
Total Variable-Rate Obligations
(Cost $97,000,000)						97,000,000
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 81.7% of net assets
U.S. Government Agency Repurchase Agreements* 27.5%
BANK OF NOVA SCOTIA
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $201,238,321, 3.00% - 5.00%, due 12/01/23 - 02/01/48)		2.12%		07/02/18	195,377,011	195,342,500
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Schwab Government Money Funds  |  Semiannual Report
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Schwab Government Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BARCLAYS BANK PLC
Issued 06/27/18, repurchase date 07/03/18 (Collateralized by U.S. Government Agency Securities valued at $257,582,400, 3.00% - 4.50%, due 08/01/41 - 04/01/48)		1.92%		07/03/18	250,080,000	250,000,000
Issued 06/26/18, repurchase date 07/03/18 (Collateralized by U.S. Government Agency Securities valued at $515,192,267, 2.50% - 6.00%, due 09/01/23 - 05/01/48)		1.92%		07/03/18	500,186,667	500,000,000
Issued 06/28/18, repurchase date 07/05/18 (Collateralized by U.S. Government Agency Securities valued at $257,869,971, 3.50% - 11.75%, due 05/01/34 - 03/01/48)		1.92%		07/05/18	250,093,333	250,000,000
BNP PARIBAS SA
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $170,444,659, 1.00% - 7.00%, due 08/31/19 - 04/20/48)		2.12%		07/02/18	167,029,503	167,000,000
GOLDMAN SACHS & CO LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $130,560,000, 2.00% - 8.00%, due 11/25/18 - 02/01/48)		2.07%		07/02/18	128,022,080	128,000,000
Issued 06/28/18, repurchase date 07/05/18 (Collateralized by U.S. Government Agency Securities valued at $204,000,000, 2.00% - 7.00%, due 05/25/23 - 11/16/59)		1.92%		07/05/18	200,074,667	200,000,000
JP MORGAN SECURITIES LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $266,360,984, 2.13% - 4.50%, due 01/31/24 - 02/01/48)		2.12%		07/02/18	260,045,933	260,000,000
Issued 06/28/18, repurchase date 07/05/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $154,096,597, 1.63% - 4.50%, due 06/30/20 - 02/01/48)		1.93%		07/05/18	150,056,292	150,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $225,570,000, 2.50% - 4.00%, due 02/01/30 - 06/01/48)		2.12%		07/02/18	219,038,690	219,000,000
Issued 06/27/18, repurchase date 07/03/18 (Collateralized by U.S. Government Agency Securities valued at $206,000,000, 2.50% - 3.50%, due 02/01/30 - 03/01/48)		1.96%		07/03/18	200,065,333	200,000,000
MIZUHO SECURITIES USA LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $309,000,001, 2.50% - 5.50%, due 08/01/32 - 02/01/48)		2.12%		07/02/18	300,053,000	300,000,000
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Schwab Government Money Funds  |  Semiannual Report
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Schwab Government Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
RBC DOMINION SECURITIES INC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $316,255,912, 0.00% - 2.75%, due 07/05/18 - 01/15/28)		2.12%		07/02/18	310,054,767	310,000,000
ROYAL BANK OF CANADA
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $329,658,230, 2.03% - 7.50%, due 07/01/26 - 03/15/57)		2.12%		07/02/18	320,056,533	320,000,000
Issued 06/25/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $206,078,394, 2.26% - 8.50%, due 11/15/21 - 03/20/68)		1.94%		07/02/18	200,075,444	200,000,000
Issued 06/28/18, repurchase date 07/05/18 (Collateralized by U.S. Government Agency Securities valued at $154,557,981, 2.50% - 4.50%, due 01/25/29 - 06/01/48)		1.93%		07/05/18	150,056,292	150,000,000
WELLS FARGO SECURITIES LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $2,079,034,130, 0.00% - 6.25%, due 07/06/18 - 10/15/56)		2.12%		07/02/18	2,000,353,333	2,000,000,000
Issued 06/28/18, repurchase date 07/05/18 (Collateralized by U.S. Government Agency Securities valued at $379,742,456, 2.50% - 4.00%, due 01/20/47 - 03/20/48)		1.93%		07/05/18	365,136,976	365,000,000
						6,164,342,500
U.S. Treasury Repurchase Agreements 54.2%
BANK OF MONTREAL
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $157,106,919, 0.13% - 5.00%, due 02/28/19 - 11/15/46)		2.05%		07/02/18	154,026,308	154,000,000
BANK OF NOVA SCOTIA
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $301,972,840, 0.63% - 8.75%, due 08/15/20 - 02/15/48)		2.10%		07/02/18	296,051,800	296,000,000
BARCLAYS BANK PLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $241,782,353, 0.00% - 2.38%, due 06/30/18 - 02/29/24)		2.10%		07/02/18	237,041,475	237,000,000
BARCLAYS CAPITAL INC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $12,345,793, 0.88% - 2.50%, due 10/15/18 - 08/15/23)		2.10%		07/02/18	12,105,789	12,103,671
BNP PARIBAS SA
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $1,597,599,582, 0.00% - 8.13%, due 07/19/18 - 11/15/47)		2.10%		07/02/18	1,566,274,050	1,566,000,000
Issued 06/29/18, repurchase date 07/06/18 (Collateralized by U.S. Treasury Securities valued at $510,196,400, 0.00% - 8.13%, due 09/27/18 - 11/15/47)		1.98%		07/06/18	500,192,500	500,000,000
14
Schwab Government Money Funds  |  Semiannual Report
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Schwab Government Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
FEDERAL RESERVE BANK OF NEW YORK
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $8,446,231,589, 2.00% - 3.63%, due 09/30/20 - 08/15/43)		1.75%		07/02/18	8,446,231,563	8,445,000,000
JP MORGAN SECURITIES LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $512,465,757, 2.00% - 4.50%, due 01/31/24 - 02/01/48)	a	2.10%		07/02/18	500,087,500	500,000,000
Issued 06/29/18, repurchase date 07/06/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $102,374,715, 1.38% - 4.00%, due 06/30/20 - 02/01/48)	a	2.00%		07/06/18	100,038,889	100,000,000
RBC DOMINION SECURITIES INC
Issued 05/04/18, repurchase date 07/05/18 (Collateralized by U.S. Treasury Securities valued at $25,579,954, 0.00% - 2.75%, due 12/27/18 - 01/15/28)		1.82%		07/05/18	25,078,361	25,000,000
WELLS FARGO SECURITIES LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $313,194,887, 1.25% - 2.75%, due 03/31/21 - 11/15/42)		2.10%		07/02/18	307,053,725	307,000,000
						12,142,103,671
Total Repurchase Agreements
(Cost $18,306,446,171)						18,306,446,171
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
a	Trade was executed as a Treasury Repurchase Agreement, however, counterparty incorrectly delivered non-treasury securities as collateral.

LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.

At June 30, 2018, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2018. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
15
Schwab Government Money Funds  |  Semiannual Report
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Schwab Government Money Fund
Statement of Assets and Liabilities

As of June 30, 2018; unaudited
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$4,070,992,455
Repurchase agreements, at cost and value (Note 2a)		18,306,446,171
Receivables:
Fund shares sold		53,050,681
Interest		3,267,733
Prepaid expenses	+	297,334
Total assets		22,434,054,374
Liabilities
Payables:
Investment adviser and administrator fees		6,081,427
Shareholder service fees		806,186
Independent trustees’ fees		1,668
Fund shares redeemed		15,938,433
Distributions to shareholders		11,536,442
Accrued expenses	+	433,638
Total liabilities		34,797,794
Net Assets
Total assets		22,434,054,374
Total liabilities	–	34,797,794
Net assets		$22,399,256,580
Net Assets by Source
Capital received from investors		22,399,036,222
Net realized capital gains		220,358

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$19,263,789,131		19,263,532,154		$1.00
Investor Shares	$3,135,467,449		3,135,449,010		$1.00

16
Schwab Government Money Funds  |  Semiannual Report
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Schwab Government Money Fund
Statement of Operations

For the period January 1, 2018 through June 30, 2018; unaudited
Investment Income
Interest		$199,328,759
Expenses
Investment adviser and administrator fees		38,516,912
Shareholder service fees:
Sweep Shares		34,971,629
Investor Shares		1,613,231
Registration fees		231,836
Portfolio accounting fees		203,895
Custodian fees		192,765
Shareholder reports		173,193
Transfer agent fees		107,604
Professional fees		73,310
Independent trustees’ fees		55,710
Other expenses	+	159,856
Total expenses		76,299,941
Expense reduction by CSIM and its affiliates	–	1,208,393
Net expenses	–	75,091,548
Net investment income		124,237,211
Realized Gains (Losses)
Net realized gains on investments		220,358
Increase in net assets resulting from operations		$124,457,569
17
Schwab Government Money Funds  |  Semiannual Report
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Schwab Government Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/18-6/30/18		1/1/17-12/31/17
Net investment income		$124,237,211	$74,347,964
Net realized gains	+	220,358	1,758,728
Increase in net assets from operations		124,457,569	76,106,692
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(110,514,845)	(69,203,214)
Investor Shares	+	(13,722,366)	(5,144,025)
Total distributions from net investment income		(124,237,211)	(74,347,239)
Distributions from net realized gains
Sweep Shares		—	(634,412)
Investor Shares	+	—	(33,263)
Total distributions from net realized gains		—	(667,675)
Total distributions		(124,237,211)	(75,014,914)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		55,051,655,038	107,655,417,575
Investor Shares	+	4,030,110,027	2,696,860,904
Total shares sold		59,081,765,065	110,352,278,479
Shares Reinvested
Sweep Shares		100,805,547	69,785,550
Investor Shares	+	8,398,849	4,133,637
Total shares reinvested		109,204,396	73,919,187
Shares Redeemed
Sweep Shares		(61,212,984,873)	(114,779,438,402)
Investor Shares	+	(2,265,386,888)	(2,277,222,317)
Total shares redeemed		(63,478,371,761)	(117,056,660,719)
Net transactions in fund shares		(4,287,402,300)	(6,630,463,053)
Net Assets
Beginning of period		26,686,438,522	33,315,809,797
Total decrease	+	(4,287,181,942)	(6,629,371,275)
End of period		$22,399,256,580	$26,686,438,522
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
18
Schwab Government Money Funds  |  Semiannual Report
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Schwab U.S. Treasury Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/18– 6/30/18*	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	– [1]	(0.00) [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	(0.00) [2]	0.00 [2]	(0.00) [2]	(0.00) [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	—	—	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	—	—	—	—
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	—	—	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.48% [3]	0.30%	0.01%	—	—	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.55% [4]	0.55% [5]	0.33% [5]	0.09% [5]	0.06% [5]	0.07% [5]
Gross operating expenses	0.62% [4]	0.70%	0.72%	0.72%	0.72%	0.72%
Net investment income (loss)	0.95% [4]	0.29%	0.01%	—	—	0.01%
Net assets, end of period (x 1,000,000)	$10,006	$15,538	$19,307	$20,655	$20,634	$21,894

Investor Shares	1/17/18 [6]– 6/30/18*
Per-Share Data
Net asset value at beginning of period	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01
Net realized and unrealized gains (losses)	0.00 [2]
Total from investment operations	0.01
Less distributions:
Distributions from net investment income	(0.01)
Total distributions	(0.01)
Net asset value at end of period	$1.00
Total return	0.54% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35% [4]
Gross operating expenses	0.48% [4]
Net investment income (loss)	1.31% [4]
Net assets, end of period (x 1,000,000)	$1,470
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
6
Commencement of operations.
19
Schwab Government Money Funds  |  Semiannual Report
See financial notes

Schwab U.S. Treasury Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 90.7% of net assets
U.S. Treasury Debt 90.7%
UNITED STATES TREASURY		1.60%		07/05/18	95,000,000	94,987,325
		1.66%		07/05/18	3,713,000	3,712,486
		1.67%		07/05/18	275,000,000	274,961,729
		1.68%		07/05/18	250,001,000	249,966,090
		1.71%		07/05/18	8,103,000	8,101,845
		1.75%		07/05/18	7,750,250,000	7,749,117,151
		1.78%		07/05/18	131,136,000	131,116,548
		1.68%		07/12/18	5,807,000	5,804,293
		1.78%		07/12/18	15,080,000	15,072,544
		1.79%		07/12/18	40,000,000	39,980,167
		1.80%		07/12/18	40,000	39,980
		0.88%		07/15/18	60,000,000	59,977,197
		1.71%		07/19/18	140,000,000	139,886,950
		1.73%		07/19/18	400,000,000	399,674,167
		1.82%		07/19/18	350,000,000	349,699,431
		1.73%		07/26/18	90,000,000	89,896,200
		1.75%		07/26/18	400,000,000	399,533,333
		1.79%		07/26/18	100,000,000	99,880,667
		1.80%		07/26/18	200,000,000	199,759,766
		1.83%		07/26/18	100,000,000	99,879,667
Total Fixed-Rate Obligations
(Cost $10,411,047,536)						10,411,047,536

At June 30, 2018, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2018. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
20
Schwab Government Money Funds  |  Semiannual Report
See financial notes

Schwab U.S. Treasury Money Fund
Statement of Assets and Liabilities

As of June 30, 2018; unaudited
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$10,411,047,536
Cash		96
Receivables:
Investments sold		1,056,000,000
Fund shares sold		13,996,415
Interest		10,246,146
Prepaid expenses	+	170,655
Total assets		11,491,460,848
Liabilities
Payables:
Investment adviser and administrator fees		3,428,037
Shareholder service fees		302,640
Independent trustees’ fees		989
Fund shares redeemed		6,123,596
Distributions to shareholders		5,578,277
Accrued expenses	+	203,522
Total liabilities		15,637,061
Net Assets
Total assets		11,491,460,848
Total liabilities	–	15,637,061
Net assets		$11,475,823,787
Net Assets by Source
Capital received from investors		11,475,734,451
Net realized capital gains		89,336

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$10,005,897,038		10,005,165,722		$1.00
Investor Shares	$1,469,926,749		1,469,815,653		$1.00

21
Schwab Government Money Funds  |  Semiannual Report
See financial notes

Schwab U.S. Treasury Money Fund
Statement of Operations

For the period January 1, 2018 through June 30, 2018; unaudited
Investment Income
Interest		$111,385,773
Expenses
Investment adviser and administrator fees		23,286,523
Shareholder service fees:
Sweep Shares		21,211,270
Investor Shares[1]		464,202
Portfolio accounting fees		133,227
Custodian fees		102,589
Registration fees		80,299
Transfer agent fees		63,211
Shareholder reports		59,587
Professional fees		51,186
Independent trustees’ fees		38,938
Other expenses	+	94,414
Total expenses		45,585,446
Expense reduction by CSIM and its affiliates	–	5,614,980
Net expenses	–	39,970,466
Net investment income		71,415,307
Realized Gains (Losses)
Net realized gains on investments		89,336
Increase in net assets resulting from operations		$71,504,643
[1]	Investor Shares commenced operations on January 17, 2018 (see financial note 1).
22
Schwab Government Money Funds  |  Semiannual Report
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Schwab U.S. Treasury Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/18-6/30/18		1/1/17-12/31/17
Net investment income		$71,415,307	$49,333,073
Net realized gains	+	89,336	1,504,982
Increase in net assets from operations		71,504,643	50,838,055
Distributions to Shareholders1
Distributions from net investment income
Sweep Shares		(67,353,539)	(49,333,073)
Investor Shares	+	(4,061,768)	—
Total distributions from net investment income		(71,415,307)	(49,333,073)
Distributions from net realized gains
Sweep Shares		—	(575,208)
Investor Shares	+	—	—
Total distributions from net realized gains		—	(575,208)
Total distributions		(71,415,307)	(49,908,281)
Transactions in Fund Shares*,1
Shares Sold
Sweep Shares		22,916,582,707	42,599,713,452
Investor Shares	+	1,976,805,006	—
Total shares sold		24,893,387,713	42,599,713,452
Shares Reinvested
Sweep Shares		62,565,450	49,885,527
Investor Shares	+	3,271,549	—
Total shares reinvested		65,836,999	49,885,527
Shares Redeemed
Sweep Shares		(28,511,065,918)	(46,419,778,143)
Investor Shares	+	(510,260,902)	—
Total shares redeemed		(29,021,326,820)	(46,419,778,143)
Net transactions in fund shares		(4,062,102,108)	(3,770,179,164)
Net Assets
Beginning of period		15,537,836,559	19,307,085,949
Total decrease	+	(4,062,012,772)	(3,769,249,390)
End of period		$11,475,823,787	$15,537,836,559
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Investor Shares commenced operations on January 17, 2018 (see financial note 1).
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Schwab Government Money Funds  |  Semiannual Report
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Schwab Treasury Obligations Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/18– 6/30/18*	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	– [1]	—	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	(0.00) [2]	0.00 [2]	(0.00) [2]	(0.00) [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	—	—	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	—	—	—	—
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	—	—	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.48% [3]	0.30%	0.01%	—	—	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.60% [4]	0.60% [5]	0.37% [5]	0.12% [5]	0.07% [5]	0.09% [5]
Gross operating expenses	0.64% [4]	0.73%	0.77%	0.77%	0.78%	0.77%
Net investment income (loss)	0.95% [4]	0.27%	0.01%	—	—	0.01%
Net assets, end of period (x 1,000,000)	$429	$692	$1,029	$1,286	$1,125	$1,320

Investor Shares	1/1/18– 6/30/18*	1/1/17– 12/31/17[6]	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01 [1]	0.01 [1]	0.00 [1],[2]	– [1]	—	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	(0.00) [2]	0.00 [2]	(0.00) [2]	(0.00) [2]
Total from investment operations	0.01	0.01	0.00 [2]	0.00 [2]	(0.00) [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.00) [2]	—	—	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	—	—	—	—
Total distributions	(0.01)	(0.01)	(0.00) [2]	—	—	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.61% [3]	0.58%	0.06%	—	—	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35% [4]	0.33% [5],[7]	0.30% [5]	0.12% [5]	0.07% [5]	0.09% [5]
Gross operating expenses	0.49% [4]	0.54%	0.58%	0.59%	0.60%	0.59%
Net investment income (loss)	1.24% [4]	0.65%	0.11%	—	—	0.01%
Net assets, end of period (x 1,000,000)	$4,453	$3,125	$692	$51	$60	$80
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
6
Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
7
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
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Schwab Government Money Funds  |  Semiannual Report
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Schwab Treasury Obligations Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 16.4% of net assets
U.S. Treasury Debt 16.4%
UNITED STATES TREASURY		0.88%		07/15/18	46,000,000	45,985,245
		1.77%		07/19/18	200,000,000	199,832,999
		1.79%		07/19/18	25,000,000	24,978,833
		0.75%		07/31/18	275,000,000	274,747,632
		1.38%		07/31/18	50,000,000	49,979,273
		1.91%		08/23/18	50,000,000	49,862,416
		1.90%		08/30/18	50,000,000	49,844,715
		1.50%		08/31/18	102,300,000	102,226,893
Total Fixed-Rate Obligations
(Cost $797,458,006)						797,458,006
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 81.4% of net assets
U.S. Treasury Repurchase Agreements 81.4%
BANK OF MONTREAL
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $301,971,633, 0.38% - 3.88%, due 11/15/18 - 08/15/47)		2.05%		07/02/18	296,050,567	296,000,000
BANK OF NOVA SCOTIA
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $246,883,290, 0.00% - 4.50%, due 07/12/18 - 05/15/48)		2.10%		07/02/18	242,042,350	242,000,000
BARCLAYS BANK PLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $67,331,812, 0.00% - 8.75%, due 07/05/18 - 05/15/40)		2.10%		07/02/18	66,011,550	66,000,000
Issued 06/27/18, repurchase date 07/03/18 (Collateralized by U.S. Treasury Securities valued at $367,316,295, 0.00% - 6.13%, due 09/06/18 - 02/15/47)		1.90%		07/03/18	360,114,000	360,000,000
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Schwab Government Money Funds  |  Semiannual Report
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Schwab Treasury Obligations Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 06/28/18, repurchase date 07/05/18 (Collateralized by U.S. Treasury Securities valued at $306,113,647, 1.00% - 7.63%, due 06/30/19 - 11/15/40)		1.91%		07/05/18	300,111,417	300,000,000
BARCLAYS CAPITAL INC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $878,717, 1.50%, due 12/31/18)		2.10%		07/02/18	861,567	861,416
BNP PARIBAS SA
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $536,613,942, 0.00% - 8.50%, due 07/05/18 - 02/15/44)		2.10%		07/02/18	526,092,050	526,000,000
Issued 06/28/18, repurchase date 07/05/18 (Collateralized by U.S. Treasury Securities valued at $204,075,773, 0.00% - 8.75%, due 10/18/18 - 08/31/22)		1.91%		07/05/18	200,074,278	200,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $510,089,287, 0.13% - 1.86%, due 05/31/19 - 07/15/26)		2.10%		07/02/18	500,087,500	500,000,000
JP MORGAN SECURITIES LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $229,500,037, 1.38% - 3.38%, due 06/30/20 - 05/15/47)		2.10%		07/02/18	225,039,375	225,000,000
Issued 06/28/18, repurchase date 07/05/18 (Collateralized by U.S. Treasury Securities valued at $255,013,606, 1.63% - 3.38%, due 06/30/20 - 05/15/47)		1.91%		07/05/18	250,092,847	250,000,000
Issued 06/29/18, repurchase date 07/06/18 (Collateralized by U.S. Treasury Securities valued at $102,000,047, 1.63% - 3.38%, due 06/30/20 - 11/15/47)		2.00%		07/06/18	100,038,889	100,000,000
RBC DOMINION SECURITIES INC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $127,522,383, 0.00% - 3.63%, due 07/19/18 - 05/15/28)		2.10%		07/02/18	125,021,875	125,000,000
Issued 05/04/18, repurchase date 07/05/18 (Collateralized by U.S. Treasury Securities valued at $102,319,799, 0.00% - 1.63%, due 12/27/18 - 11/30/20)		1.82%		07/05/18	100,313,444	100,000,000
ROYAL BANK OF CANADA
Issued 06/26/18, repurchase date 07/03/18 (Collateralized by U.S. Treasury Securities valued at $204,076,216, 0.13% - 2.50%, due 04/15/19 - 08/15/46)		1.92%		07/03/18	200,074,667	200,000,000
WELLS FARGO SECURITIES LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $493,766,481, 1.13% - 2.75%, due 07/31/21 - 11/15/47)		2.10%		07/02/18	484,084,700	484,000,000
Total Repurchase Agreements
(Cost $3,974,861,416)						3,974,861,416

At June 30, 2018, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2018. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Government Money Funds  |  Semiannual Report
See financial notes

Schwab Treasury Obligations Money Fund
Statement of Assets and Liabilities

As of June 30, 2018; unaudited
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$797,458,006
Repurchase agreements, at cost and value (Note 2a)		3,974,861,416
Receivables:
Investments sold		69,160,000
Fund shares sold		71,289,480
Interest		3,200,605
Prepaid expenses	+	210,474
Total assets		4,916,179,981
Liabilities
Payables:
Investment adviser and administrator fees		1,322,641
Shareholder service fees		19,833
Fund shares redeemed		29,815,887
Distributions to shareholders		2,845,497
Accrued expenses	+	51,156
Total liabilities		34,055,014
Net Assets
Total assets		4,916,179,981
Total liabilities	–	34,055,014
Net assets		$4,882,124,967
Net Assets by Source
Capital received from investors		4,882,123,811
Net realized capital gains		1,156

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$429,270,340		429,269,142		$1.00
Investor Shares	$4,452,854,627		4,452,842,196		$1.00

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Schwab Government Money Funds  |  Semiannual Report
See financial notes

Schwab Treasury Obligations Money Fund
Statement of Operations

For the period January 1, 2018 through June 30, 2018; unaudited
Investment Income
Interest		$34,553,827
Expenses
Investment adviser and administrator fees		7,125,122
Shareholder service fees:
Sweep Shares		928,337
Investor Shares		2,805,613
Registration fees		139,543
Portfolio accounting fees		61,450
Custodian fees		34,773
Professional fees		25,245
Independent trustees’ fees		20,519
Transfer agent fees		15,310
Shareholder reports		10,433
Other expenses	+	19,942
Total expenses		11,186,287
Expense reduction by CSIM and its affiliates	–	2,783,183
Net expenses	–	8,403,104
Net investment income		26,150,723
Realized Gains (Losses)
Net realized gains on investments		1,156
Increase in net assets resulting from operations		$26,151,879
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Schwab Government Money Funds  |  Semiannual Report
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Schwab Treasury Obligations Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/18-6/30/18		1/1/17-12/31/17
Net investment income		$26,150,723	$14,703,495
Net realized gains	+	1,156	187,381
Increase in net assets from operations		26,151,879	14,890,876
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(2,946,993)	(2,238,837)
Investor Shares	+	(23,203,730)	(12,464,658)
Total distributions from net investment income		(26,150,723)	(14,703,495)
Distributions from net realized gains
Sweep Shares		—	(23,689)
Investor Shares	+	—	(104,812)
Total distributions from net realized gains		—	(128,501)
Total distributions		(26,150,723)	(14,831,996)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		1,461,684,729	2,486,266,605
Investor Shares	+	5,151,379,378	5,600,974,027
Total shares sold		6,613,064,107	8,087,240,632
Shares Reinvested
Sweep Shares		2,725,122	2,261,147
Investor Shares	+	13,463,044	8,523,626
Total shares reinvested		16,188,166	10,784,773
Shares Redeemed
Sweep Shares		(1,727,291,409)	(2,825,412,290)
Investor Shares	+	(3,836,529,582)	(3,177,146,913)
Total shares redeemed		(5,563,820,991)	(6,002,559,203)
Net transactions in fund shares		1,065,431,282	2,095,466,202
Net Assets
Beginning of period		3,816,692,529	1,721,167,447
Total increase	+	1,065,432,438	2,095,525,082
End of period		$4,882,124,967	$3,816,692,529
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
29
Schwab Government Money Funds  |  Semiannual Report
See financial notes

Schwab Government Money Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Cash Reserves™
Schwab U.S. Treasury Money Fund	Schwab Variable Share Price Money Fund™
Schwab Treasury Obligations Money Fund	Schwab Retirement Government Money Fund™
Schwab Value Advantage Money Fund	Schwab Municipal Money Fund™
Schwab Retirement Advantage Money Fund®	Schwab AMT Tax-Free Money Fund™
Schwab Investor Money Fund®	Schwab California Municipal Money Fund™
Schwab Advisor Cash Reserves®	Schwab New York Municipal Money Fund™
Schwab Government Money Fund, Schwab U.S. Treasury Money Fund and Schwab Treasury Obligations Money Fund each offer two share classes: Sweep Shares and Investor Shares. Investor Shares class of Schwab U.S. Treasury Money Fund commenced operations on January 17, 2018. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the
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Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: (Schwab U.S. Treasury Money Fund may not invest in repurchase agreements) In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds’ repurchase agreements are collateralized by cash and/or U.S. government securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the funds’ custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2018, the following funds had investments in repurchase agreements with a gross value as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities:
Schwab Government Money Fund	$18,306,446,171
Schwab Treasury Obligations Money Fund	3,974,861,416
The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations, if any.
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Schwab Government Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Standards:
In March 2017, the FASB issued Accounting Standards Update “Premium Amortization on Purchased Callable Debt Securities” which amends the amortization period for a callable debt security held at a premium from the maturity date to the earliest call date. The guidance is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management believes these changes will have no impact to the funds.
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Financial Notes, unaudited (continued)

3. Risk Factors:
Investment Risk. You could lose money by investing in the funds. Although the funds seek to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. A change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. The funds are currently subject to heightened levels of interest rate risk because of the continued economic recovery, along with the fact that the Federal Reserve Board ended its quantitative easing program in 2014, and has begun, and may continue, to raise interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. (Applies only to Schwab Government Money Market Fund and Schwab Treasury Obligations Money Fund) When a fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though a fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Many of the U.S. government securities that the funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2018, the aggregate advisory fees paid to CSIM by the funds, as a percentage of each fund’s average daily net assets were as follows:
Schwab Government Money Fund	0.30%
Schwab U.S. Treasury Money Fund	0.32%
Schwab Treasury Obligations Money Fund	0.33%
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The Plan also enables Sweep Shares of Schwab Government Money Fund, Schwab U.S. Treasury Money Fund and Sweep Shares of Schwab Treasury Obligations Money Fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provides to fund shareholders invested in such funds based on the amounts set forth below.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. The sweep administration fee and shareholder servicing fee paid to Schwab are based on the average daily net asset value of the funds’ shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
	Shareholder Servicing Fee	Sweep Administration Fee
Schwab Government Money Fund
Sweep Shares	0.15%	0.15%
Investor Shares	0.15%	n/a
Schwab U.S. Treasury Money Fund
Sweep Shares	0.15%	0.15%
Investor Shares	0.15%	n/a
Schwab Treasury Obligations Money Fund
Sweep Shares	0.15%	0.15%
Investor Shares	0.15%	n/a
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
Schwab Government Money Fund
Sweep Shares	0.70%
Investor Shares	0.35%
Schwab U.S. Treasury Money Fund
Sweep Shares	0.55%
Investor Shares	0.35%
Schwab Treasury Obligations Money Fund
Sweep Shares	0.60%
Investor Shares	0.35%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $605 million line of credit (the Syndicated Credit Facility), maturing on October 4, 2018. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which matures on November 30, 2018. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. The funds may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
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Financial Notes, unaudited (continued)

7. Federal Income Taxes:
As of June 30, 2018, the tax basis cost of the funds’ investments was as follows:
	Schwab Government Money Fund	Schwab U.S. Treasury Money Fund	Schwab Treasury Obligations Money Fund
Tax cost	$22,377,438,626	$10,411,047,536	$4,772,319,422
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2017, the funds had no capital loss carryforwards available to offset future net capital gains.
As of December 31, 2017, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2017, the funds did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives extensive data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 26, 2018, and June 5, 2018, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 6, 2017. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered information provided by CSIM relating to the Funds’ portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s infrastructure. The Trustees also considered Schwab’s wide range of products, services and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Funds and certain of their shareholders. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered the Funds’ performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the

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performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total fund expenses from exceeding a specified cap as well as using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, which may include exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the
Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and its affiliates have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered contractual investment advisory fee schedules with respect to the Funds that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and its affiliates that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered recent expense cap reductions effective October 3, 2017, as well as CSIM and its affiliates previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, and (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and its affiliates as discussed above, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 107 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	107	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (public policy think tank) (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	107	Director, Gilead Sciences, Inc. (2005 – present)
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman, TIAA Charitable (financial services) (2014 – 2016); Senior Managing Director, TIAA (financial services) (2003 – 2016).	107	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	107	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	107	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	107	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	107	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	107	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Co-CEO, Colgin Cellars, LLC (vineyards) (Feb. 1998 – present).	107	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director (May 2008 – present), President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	107	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).	107	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present), Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President, Charles Schwab & Co., Inc. (July 2015 – present); Chief Financial Officer (July 2015 – Aug. 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	107	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).
41
Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Funds
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (investment management firm) (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (investment management firm) (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of CSIM. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
42
Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Funds
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

43
Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Funds
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

44
Schwab Government Money Funds  |  Semiannual Report

Notes

Notes

Notes

Schwab Government Money Funds
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
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Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab® U.S. Large-Cap Growth Index Fund
Schwab® U.S. Large-Cap Value Index Fund
Schwab® U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Funds
Bond Funds
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Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Investor or Ultra fund share classes.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2018 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR32957-13
00213095

Semiannual Report  |  June 30, 2018
Schwab Municipal Money Fund™
Schwab AMT Tax-Free Money Fund™

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
As an investor, sometimes it can be difficult to differentiate between what news is important and what isn’t. This year has brought no shortage of domestic and international developments for the markets to digest, and stock prices have moved between peaks and valleys frequently as a result.
All of the headline noise has distracted from one of the biggest stories for money market investors in recent months: rising yields. So far this year through June, the Federal Reserve has increased short-term rates twice, meaning it has now hiked rates seven times since it started the current cycle in December 2015. This has boosted the appeal of money market funds, one of the portfolio tools that investors turn to for cash management and also during periods of increased volatility. Yields for such funds, including tax-exempt ones, are now much higher than they were just a year ago. Also, we believe that as a result of the expense reductions that occurred in October of last year, investors in Schwab Municipal Money Fund and the Schwab AMT Tax-Free Money Fund may benefit even more.
At Charles Schwab Investment Management, we encourage investors not only to pay attention to their costs of investing and tax efficiency but also to periodically check in on their investments to ensure they are continuing to meet their needs as part of a long-term plan. We believe this is an important exercise for all types of investments, particularly in an environment of rising interest rates, when returns from allocations to cash and money market funds may be more attractive. The prolonged period of near-record-low yields that followed the global financial crisis may have discouraged some investors from using money market funds for their short-term cash needs. With rates now rising, investors might now benefit from giving them another look.
The portfolio managers who oversee the Schwab Municipal Money Fund and the Schwab AMT Tax-Free Money Fund are constantly undertaking their own reassessments. Through a disciplined investment process, each fund’s portfolio is regularly analyzed in light of market conditions. When interest rates are rising or are expected to, our portfolio managers will often adjust the funds’ holdings in pursuit of their goals of stability of capital, liquidity and current income, within the limits of each fund’s investment objective and policies.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Municipal Money Fund or the Schwab AMT Tax-Free Money Fund, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ So far this year through June, the Federal Reserve has increased short-term rates twice, meaning it has now hiked rates seven times since it started the current cycle in December 2015.”
Management views may have changed since the report date.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Fund Management

Kenneth Salinger, CFA, Vice President and Head of Tax-Exempt Strategies, leads the portfolio management team for Schwab’s national and state-specific tax-free bond funds and municipal money market funds. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

Kevin Shaughnessy, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund assets, as well as short duration private client assets.

Cameron Ullyatt, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at Oppenheimer Funds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in Oppenheimer Funds’ municipal bond and money market departments.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund

The Schwab Municipal Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from states and muni agencies around the country, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. The six-month period ended June 30, 2018, was a volatile one for short-term municipal bonds, with multiple events affecting yields. In early January, strong demand for securities typically held by muni money market funds drove yields down. But that decline in yields was quickly reversed by mid-February as investors found better opportunities in other markets. The Federal Reserve (Fed), in continuing its efforts toward a more normalized monetary policy environment, raised the federal funds rate by 0.25% in March. In early April, the seasonal sell off of money market funds by investors using the proceeds to pay their income taxes pushed yields higher.
In mid-April, yields reached their peak for the reporting period—their highest since October of 2008. For a short period of time, yields on muni securities exceeded those of some taxable investments, quickly sparking investor interest and driving yields lower again by early June. A week later, the Fed again raised its federal funds target rate by another 0.25%, ending the period in a range of 1.75% to 2.00% and again driving muni bond yields higher.
Reflecting this volatile environment, the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—rose to its six-month high of 1.81% in mid-April, and ended the reporting period at 1.51%. The index averaged 1.34% over the reporting period, an increase of 0.42% over the previous six-month period.
The changes in tax legislation that took effect at the beginning of 2018 impacted short-term muni bond yields in an indirect way. Many longer-term muni bond issuers rushed deals to the market in late December before the tax legislation took effect, resulting in a bond shortage in the first quarter of 2018. With very little supply at the long-end of the curve, significant demand migrated into the short-term part of the market exacerbating the lack of supply in money market fund–eligible securities that typically occurs early in the year. These dynamics combined to drive yields down through early-March. Also over the reporting period, the Fed accelerated the pace of its plan announced in June 2017 to reduce the size of its balance sheet by allowing securities to mature without reinvesting the proceeds. As of the end of the reporting period, the Fed’s balance sheet stood at $4.3 trillion, down from $4.5 trillion when the plan was announced. It, too, had little impact on muni bond yields over the reporting period.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved. The fund’s weighted average maturity (WAM) remained shorter than peers driven by anticipated client redemptions, the generally flat muni money market curve between 30 and 270 days, the extreme volatility of the SIFMA Municipal Swap Index, and the Fed’s short-term interest rate increases and anticipated future increases. The fund’s WAM was held within a relatively narrow range of 11 to 17 days, with an average over the reporting period of 14 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	17 Days
Largest Holdings by State % of Net Assets

Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value of Investments and excludes cash.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund
Performance and Fund Facts as of June 30, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months1

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Municipal Money Fund
	Sweep Shares	Investor Shares	Ultra Shares
Ticker Symbol	SWXXX	SWTXX	SWOXX
Minimum Initial Investment[2]	*	None	$1,000,000
Seven-Day Yield (with waivers)[3]	1.11%	1.21%	1.36%
Seven-Day Yield (without waivers)[3]	0.97%	1.07%	1.22%
Seven-Day Effective Yield (with waivers)[3]	1.12%	1.22%	1.37%
Seven-Day Taxable Equivalent Effective Yield[3,4]	1.89%	2.06%	2.32%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	On November 17, 2017, the Select Share class of the fund was consolidated into the Ultra Share class of the fund.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[4]	Taxable equivalent effective yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.80%. Your tax rate may be different.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab AMT Tax-Free Money Fund

The Schwab AMT Tax-Free Money Fund (the fund) seeks the highest current income exempt from federal income tax that is consistent with stability of capital and liquidity. To pursue its goal, the fund invests in municipal (muni) money market securities from states and muni agencies around the country, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. The six-month period ended June 30, 2018, was a volatile one for short-term municipal bonds, with multiple events affecting yields. In early January, strong demand for securities typically held by muni money market funds drove yields down. But that decline in yields was quickly reversed by mid-February as investors found better opportunities in other markets. The Federal Reserve (Fed), in continuing its efforts toward a more normalized monetary policy environment, raised the federal funds rate by 0.25% in March. In early April, the seasonal sell off of money market funds by investors using the proceeds to pay their income taxes pushed yields higher.
In mid-April, yields reached their peak for the reporting period—their highest since October of 2008. For a short period of time, yields on muni securities exceeded those of some taxable investments, quickly sparking investor interest and driving yields lower again by early June. A week later, the Fed again raised its federal funds target rate by another 0.25%, ending the period in a range of 1.75% to 2.00% and again driving muni bond yields higher.
Reflecting this volatile environment, the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—rose to its six-month high of 1.81% in mid-April, and ended the reporting period at 1.51%. The index averaged 1.34% over the reporting period, an increase of 0.42% over the previous six-month period.
The changes in tax legislation that took effect at the beginning of 2018 impacted short-term muni bond yields in an indirect way. Many longer-term muni bond issuers rushed deals to the market in late December before the tax legislation took effect, resulting in a bond shortage in the first quarter of 2018. With very little supply at the long-end of the curve, significant demand migrated into the short-term part of the market exacerbating the lack of supply in money market fund–eligible securities that typically occurs early in the year. These dynamics combined to drive yields down through early-March. Also over the reporting period, the Fed accelerated the pace of its plan announced in June 2017 to reduce the size of its balance sheet by allowing securities to mature without reinvesting the proceeds. As of the end of the reporting period, the Fed’s balance sheet stood at $4.3 trillion, down from $4.5 trillion when the plan was announced. It, too, had little impact on muni bond yields over the reporting period.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved. The fund’s weighted average maturity (WAM) remained shorter than peers driven by anticipated client redemptions, the generally flat muni money market curve between 30 and 270 days, the extreme volatility of the SIFMA Municipal Swap Index, and the Fed’s short-term interest rate increases and anticipated future increases. The fund’s WAM varied in a relatively wide range of 10 to 24 days, with an average over the reporting period of 16 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	22 Days
Largest Holdings by State % of Net Assets

Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value of Investments and excludes cash.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab AMT Tax-Free Money Fund
Performance and Fund Facts as of June 30, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab AMT Tax-Free Money Fund
	Sweep Shares	Investor Shares
Ticker Symbol	SWFXX	SWWXX
Minimum Initial Investment[1]	*	None
Seven-Day Yield (with waivers)[2]	0.99%	1.21%
Seven-Day Yield (without waivers)[2]	0.94%	1.04%
Seven-Day Effective Yield (with waivers)[2]	0.99%	1.21%
Seven-Day Taxable Equivalent Effective Yield[2,3]	1.68%	2.05%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[3]	Taxable equivalent effective yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.80%. Your tax rate may be different.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2018 and held through June 30, 2018.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/18	Ending Account Value (Net of Expenses) at 6/30/18	Expenses Paid During Period 1/1/18-6/30/18[2]
Schwab Municipal Money Fund
Sweep Shares
Actual Return	0.44%	$1,000.00	$1,004.70	$2.19
Hypothetical 5% Return	0.44%	$1,000.00	$1,022.62	$2.21
Investor Shares
Actual Return	0.34%	$1,000.00	$1,005.20	$1.69
Hypothetical 5% Return	0.34%	$1,000.00	$1,023.11	$1.71
Ultra Shares
Actual Return	0.19%	$1,000.00	$1,005.90	$0.94
Hypothetical 5% Return	0.19%	$1,000.00	$1,023.86	$0.95
Schwab AMT Tax-Free Money Fund
Sweep Shares
Actual Return	0.57%	$1,000.00	$1,004.00	$2.83
Hypothetical 5% Return	0.57%	$1,000.00	$1,021.97	$2.86
Investor Shares
Actual Return	0.35%	$1,000.00	$1,005.10	$1.74
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.06	$1.76

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by the 365 days of the fiscal year.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/18– 6/30/18*	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	—	—	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.47% [3]	0.35%	0.06%	0.03%	0.02%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.44% [4]	0.55% [5]	0.39% [6]	0.08% [6]	0.09% [6]	0.15% [6]
Gross operating expenses	0.58% [4]	0.65%	0.68%	0.68%	0.68%	0.68%
Net investment income (loss)	0.91% [4]	0.35%	0.06%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$3,709	$9,263	$9,741	$11,505	$11,405	$11,243

Investor Shares	1/1/18– 6/30/18*	1/1/17– 12/31/17[7]	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01 [1]	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	—	—	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.52% [3]	0.48%	0.12%	0.03%	0.02%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.34% [4]	0.42% [5]	0.34% [6]	0.08% [6]	0.09% [6]	0.16% [6]
Gross operating expenses	0.48% [4]	0.53%	0.55%	0.55%	0.55%	0.55%
Net investment income (loss)	1.06% [4]	0.50%	0.12%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$1,867	$822	$519	$548	$621	$717
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
6
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
7
Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Financial Highlights continued
Ultra Shares	1/1/18– 6/30/18*	1/1/17– 12/31/17[1],[2]	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01 [3]	0.01 [3]	0.00 [3],[4]	0.00 [3],[4]	0.00 [4]	0.00 [4]
Net realized and unrealized gains (losses)	0.00 [4]	0.00 [4]	(0.00) [4]	0.00 [4]	0.00 [4]	0.00 [4]
Total from investment operations	0.01	0.01	0.00 [4]	0.00 [4]	0.00 [4]	0.00 [4]
Less distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.00) [4]	(0.00) [4]	(0.00) [4]	(0.00) [4]
Distributions from net realized gains	—	—	—	(0.00) [4]	(0.00) [4]	(0.00) [4]
Total distributions	(0.01)	(0.01)	(0.00) [4]	(0.00) [4]	(0.00) [4]	(0.00) [4]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.59% [5]	0.67%	0.27%	0.03%	0.02%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19% [6]	0.22% [7]	0.20% [8]	0.08% [8]	0.09% [8]	0.16% [8]
Gross operating expenses	0.33% [6]	0.47%	0.55%	0.55%	0.55%	0.55%
Net investment income (loss)	1.20% [6]	0.71%	0.32%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$9,363	$5,832	$2,020	$823	$1,037	$1,161

*	Unaudited.
1
Effective November 17, 2017, the Select Shares merged into Ultra Shares.
2
Effective October 3, 2017, the share class name of Premier Shares was changed to Ultra Shares.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
Annualized.
7
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
8
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 16.1% of net assets
Alabama 0.5%
Huntsville Healthcare Auth
CP		1.44%		07/11/18	26,000,000	26,000,000
CP		1.37%		08/06/18	25,000,000	25,000,000
CP		1.26%		08/13/18	30,000,000	30,000,000
						81,000,000
California 2.7%
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		1.49%		07/10/18	30,000,000	30,000,000
RB (Kaiser Permanente) Series 2006E		1.74%		10/03/18	28,000,000	28,000,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		1.45%		07/12/18	4,160,000	4,160,000
RB (Kaiser Permanente) Series 2004E		1.68%		09/12/18	24,490,000	24,490,000
RB (Kaiser Permanente) Series 2004E		1.74%		10/03/18	35,290,000	35,290,000
RB (Kaiser Permanente) Series 2004I		1.74%		10/03/18	34,110,000	34,110,000
RB (Kaiser Permanente) Series 2004K		1.49%		07/10/18	10,090,000	10,090,000
RB (Kaiser Permanente) Series 2004K		1.45%		07/12/18	36,710,000	36,710,000
RB (Kaiser Permanente) Series 2004K		1.68%		09/12/18	10,200,000	10,200,000
RB (Kaiser Permanente) Series 2004K		1.70%		09/13/18	10,000,000	10,000,000
RB (Kaiser Permanente) Series 2008B		1.30%		08/01/18	47,000,000	46,990,739
RB (Kaiser Permanente) Series 2009B1		1.73%		10/09/18	13,000,000	13,000,000
RB (Kaiser Permanente) Series 2009B2		1.73%		10/02/18	30,000,000	30,000,000
RB (Kaiser Permanente) Series 2009B3		1.73%		10/02/18	20,000,000	20,000,000
RB (Kaiser Permanente) Series 2009B3		1.73%		10/09/18	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2009B3		1.50%		11/14/18	23,500,000	23,500,000
RB (Kaiser Permanente) Series 2009B4		1.73%		10/09/18	45,000,000	45,000,000
Golden Gate Bridge & Highway District
CP Series A		1.25%		08/06/18	4,000,000	4,000,000
						410,540,739

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Colorado 0.4%
Colorado Springs
Utilities System CP Notes Series A (LOC: BANK OF AMERICA NA)		1.50%		07/11/18	5,000,000	5,000,000
Colorado Springs Utilities System
CP Notes Series B (LOC: BANK OF AMERICA NA)		1.20%		07/11/18	8,600,000	8,600,000
Lower Colorado River Auth
CP Series B (LOC: STATE STREET BANK AND TRUST COMPANY)		1.23%		07/23/18	33,489,000	33,489,000
Univ of Colorado
CP Notes Series A1		1.30%		09/06/18	5,000,000	5,000,000
						52,089,000
District of Columbia 0.3%
District of Columbia Water & Sewer Auth
Extendible CP Series A		1.31%	08/02/18	03/01/19	42,500,000	42,500,000
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2011C		5.00%		10/01/18	3,120,000	3,146,507
Airport System Refunding RB Series 2013A		4.00%		10/01/18	1,000,000	1,005,908
Airport System Refunding RB Series 2015B		4.00%		10/01/18	1,000,000	1,005,765
						47,658,180
Florida 1.3%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Teaching Hospital & Clinics) Series 2008A (LOC: BANK OF AMERICA NA)		1.20%		07/18/18	18,750,000	18,750,000
Florida Local Government Finance Commission
CP Series A1 (LOC: JPMORGAN CHASE BANK NA)		1.40%		07/05/18	9,498,000	9,498,000
Hillsborough Cnty
CP Notes Series A (LIQ: MUFG UNION BANK NA)		1.55%		07/19/18	7,010,000	7,010,000
JEA
Electric System RB Series 2008C3		1.47%		09/06/18	25,000,000	25,000,000
Kissimmee Utility Auth
CP Notes Series B (LIQ: JPMORGAN CHASE BANK NA)		1.64%		07/06/18	13,000,000	13,000,000
Miami-Dade Cnty
CP Notes Series A-1 (LOC: BANK OF AMERICA NA)		1.48%		08/20/18	31,500,000	31,500,000
Water & Sewer System CP Notes Series A1 (LOC: BARCLAYS BANK PLC)		1.37%		09/05/18	12,500,000	12,500,000
Water & Sewer System CP Notes Series B1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.62%		07/11/18	8,300,000	8,300,000
Sunshine State Governmental Financing Commission
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		1.30%		09/07/18	51,106,000	51,106,000
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		1.33%		10/12/18	22,000,000	22,000,000
						198,664,000
Georgia 0.0%
Atlanta Airport
2nd Lien Passenger Facility Charge & 3rd Lien CP Series D (LOC: BANK OF AMERICA NA)		1.61%		08/07/18	1,983,000	1,983,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Hawaii 0.0%
Honolulu
GO CP Series B2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.32%		07/10/18	6,500,000	6,500,000
Idaho 0.1%
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013ID		1.80%		08/01/18	9,000,000	9,000,000
Illinois 0.8%
Chicago
OHare Airport CP Notes Series 2009A (LOC: BANK OF AMERICA NA)		1.50%		09/13/18	3,631,000	3,631,000
OHare Airport CP Notes Series 2009A (LOC: BANK OF AMERICA NA)		1.55%		09/13/18	11,921,000	11,921,000
OHare Airport CP Notes Series 2009B1&B2 (LOC: MUFG BANK LTD)		1.54%		09/13/18	15,000,000	15,000,000
OHare Airport CP Notes Series 2009C (LOC: BARCLAYS BANK PLC)		1.50%		09/13/18	5,537,000	5,537,000
OHare Airport CP Notes Series 2009C-1 (LOC: BARCLAYS BANK PLC)		1.55%		09/13/18	6,669,000	6,669,000
Illinois Finance Auth
Pooled Program CP (LOC: NORTHERN TRUST COMPANY (THE))		1.39%		08/29/18	48,480,000	48,480,000
Pooled Program CP (LOC: NORTHERN TRUST COMPANY (THE))		1.39%		08/30/18	25,143,000	25,143,000
RB (Advocate Health) Series 2008C-3B		1.05%		07/30/18	3,300,000	3,300,000
						119,681,000
Louisiana 0.2%
Ascension Parish
RB (BASF Corp) Series 1999		1.57%		09/12/18	10,000,000	10,000,000
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984B (LOC: WELLS FARGO BANK NA)		1.80%		03/15/19	15,000,000	15,000,000
						25,000,000
Maryland 0.1%
Montgomery Cnty
RB (Trinity Health) Series 2013MD		1.40%		09/04/18	20,805,000	20,805,000
Massachusetts 0.1%
Univ of Massachusetts Building Auth
CP Notes Series 2013A-1 (LIQ: STATE STREET BANK AND TRUST COMPANY)		1.25%		07/10/18	15,000,000	14,999,244
Michigan 0.0%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1		1.40%		09/04/18	6,660,000	6,660,000
Minnesota 0.3%
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2014		1.20%		08/03/18	45,000,000	45,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Mississippi 0.1%
Jackson Cnty
Water System GO Refunding Bonds Series 1994		1.45%		08/01/18	12,840,000	12,840,000
Nevada 0.4%
Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		1.65%		07/19/18	27,500,000	27,500,000
LT GO CP Series 2004A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		1.59%		08/02/18	28,500,000	28,500,000
Truckee Meadows Water Auth
Water Revenue CP Series 2006B (LOC: WELLS FARGO BANK NA)		1.54%		07/05/18	7,500,000	7,500,000
						63,500,000
New York 1.5%
Bedford CSD
BAN 2017		2.25%		07/13/18	1,657,041	1,657,544
Bellmore UFSD
BAN 2018		3.00%		06/28/19	1,900,000	1,922,888
Brewster CSD
BAN 2018	a	3.00%		07/12/19	39,346,793	39,833,906
East Irondequoit CSD
BAN 2018		2.75%		06/28/19	10,000,000	10,097,124
Hampton Bays UFSD
BAN 2018		3.00%		06/19/19	11,087,484	11,219,858
TAN 2018-2019	a	3.00%		06/20/19	12,400,000	12,542,724
Liverpool CSD
BAN 2018		3.00%		06/28/19	13,500,000	13,667,969
New York State Power Auth
CP Series 1&2		1.52%		07/12/18	10,000,000	10,000,000
CP Series 1&2		1.48%		07/19/18	7,255,000	7,255,000
CP Series 1&2		1.52%		07/19/18	16,805,000	16,805,000
Extendible CP Series 1		1.30%	08/02/18	03/01/19	5,000,000	5,000,000
Oceanside UFSD
TAN 2018-2019	a	3.00%		06/26/19	20,000,000	20,241,600
Port Auth of New York & New Jersey
CP Series B		1.45%		07/02/18	16,645,000	16,645,000
Queensbury UFSD
BAN 2018	a	3.00%		07/12/19	15,000,000	15,182,700
Tonawanda
BAN 2017		2.00%		08/30/18	10,282,506	10,291,379
Washingtonville CSD
GO BAN 2018		2.75%		06/26/19	16,100,000	16,255,503
Westhill CSD
BAN 2018B	a	3.00%		07/05/19	11,400,000	11,538,852
						220,157,047
Ohio 0.3%
Franklin Cnty
RB (Trinity Health) Series 2013OH		1.80%		08/01/18	10,000,000	10,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health System) Series 2008B5		1.30%		08/16/18	31,145,000	31,145,000
						41,145,000
Pennsylvania 0.1%
Pennsylvania Infrastructure Investment Auth
GO CP Series 2016A (LIQ: JPMORGAN CHASE BANK NA)		1.41%		07/11/18	7,519,000	7,519,000
Tennessee 0.4%
Metro Government of Nashville & Davidson Cnty
GO CP Series B-1 (LIQ: JPMORGAN CHASE BANK NA)		1.35%		07/06/18	18,500,000	18,500,000
GO CP Series B2 (LIQ: MUFG UNION BANK NA)		1.24%		07/09/18	22,000,000	22,000,000
Water & Sewer Revenue CP Series A (LOC: MUFG BANK LTD)		1.20%		07/10/18	15,000,000	15,000,000
						55,500,000
Texas 4.7%
Dallas
Waterworks & Sewer System CP Series D1 (LIQ: STATE STREET BANK AND TRUST COMPANY)		1.45%		07/11/18	23,700,000	23,700,000
Waterworks & Sewer System CP Series D1 (LIQ: STATE STREET BANK AND TRUST COMPANY)		1.50%		07/17/18	5,200,000	5,200,000
Waterworks & Sewer System CP Series D1 (LIQ: STATE STREET BANK AND TRUST COMPANY)		1.28%		08/14/18	7,700,000	7,700,000
Waterworks & Sewer System CP Series E (LIQ: JPMORGAN CHASE BANK NA)		1.32%		09/26/18	11,500,000	11,500,000
Waterworks & Sewer System CP Series E (LIQ: JPMORGAN CHASE BANK NA)		1.35%		09/26/18	7,200,000	7,200,000
Waterworks & Sewer System CP Series E (LIQ: JPMORGAN CHASE BANK NA)		1.55%		09/26/18	10,500,000	10,500,000
Dallas Area Rapid Transit
Sr Sub Lien Sales Tax Revenue CP Series I		1.56%		07/05/18	15,000,000	15,000,000
Sr Sub Lien Sales Tax Revenue CP Series I		1.64%		08/08/18	20,000,000	20,000,000
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		1.54%		07/18/18	8,000,000	8,000,000
Refunding RB (Methodist Hospital) Series 2009C1		1.25%		08/09/18	78,000,000	78,000,000
Refunding RB (Methodist Hospital) Series 2009C1		1.53%		08/23/18	45,000,000	45,000,000
Refunding RB (Methodist Hospital) Series 2009C2		1.46%		08/16/18	26,375,000	26,375,000
Refunding RB (Methodist Hospital) Series 2009C2		1.53%		08/23/18	26,670,000	26,670,000
Houston
Combined Utility System CP Series B3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.60%		08/21/18	4,200,000	4,200,000
GO CP Series E1 (LOC: CITIBANK NA)		1.35%		07/06/18	10,000,000	10,000,000
Lower Colorado River Auth
Transmission Contract Revenue CP (GTY: JPMORGAN CHASE BANK NA) (LOC: STATE STREET BANK AND TRUST COMPANY)		1.40%		07/30/18	15,932,000	15,932,000
North East ISD
ULT CP Series 2017A (LIQ: JPMORGAN CHASE BANK NA)		1.50%		07/27/18	8,300,000	8,300,000
ULT CP Series A (LIQ: JPMORGAN CHASE BANK NA)		1.35%		07/10/18	5,000,000	5,000,000
ULT CP Series A (LIQ: JPMORGAN CHASE BANK NA)		1.50%		07/10/18	10,000,000	10,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Port of Port Arthur Navigation District
RB (BASF Corp) Series 2000A		1.57%		09/12/18	15,000,000	15,000,000
San Antonio
Electric & Gas Systems CP Series C (LIQ: MUFG BANK LTD)		1.56%		07/05/18	15,000,000	15,000,000
Electric & Gas Systems CP Series C (LIQ: MUFG BANK LTD)		1.30%		08/02/18	24,420,000	24,420,000
Texas
TRAN Series 2017		4.00%		08/30/18	265,305,000	266,301,365
Texas Public Finance Auth
GO CP Series 2008		1.17%		07/03/18	3,500,000	3,500,000
Univ of Texas
CP Notes Series A		1.62%		07/16/18	25,000,000	25,000,000
CP Notes Series A		1.52%		08/01/18	10,000,000	10,000,000
						697,498,365
Utah 0.2%
Intermountain Power Agency
CP Series B (LIQ: BANK OF AMERICA NA)		1.30%		09/04/18	15,000,000	15,000,000
CP Series B (LIQ: BANK OF AMERICA NA)		1.78%		09/19/18	8,000,000	8,000,000
CP Series B1 (LIQ: BANK OF AMERICA NA)		1.70%		07/12/18	12,100,000	12,100,000
						35,100,000
Virginia 0.1%
Metropolitan Washington Airports Auth
2nd Sr Lien CP (Dulles Toll Road) Series 1 (LOC: JPMORGAN CHASE BANK NA)		1.52%		07/23/18	1,250,000	1,250,000
2nd Sr Lien CP (Dulles Toll Road) Series 1 (LOC: JPMORGAN CHASE BANK NA)		1.30%		08/23/18	9,555,000	9,551,185
						10,801,185
Washington 0.3%
Port of Seattle
Sub Lien CP Series 2017B1 (LOC: BANK OF AMERICA NA)		1.54%		09/12/18	19,655,000	19,655,000
Port of Tacoma
Sub Lien Revenue CP Series 2002B (LOC: BANK OF AMERICA NA)		1.60%		09/04/18	25,000,000	25,000,000
Washington
COP Series 2013A		5.00%		07/01/18	2,050,000	2,050,000
						46,705,000
Wisconsin 1.2%
Wisconsin
GO CP Notes (LIQ: BMO HARRIS BANK NA)		1.31%		08/02/18	11,144,000	11,144,000
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2008A (LOC: JPMORGAN CHASE BANK NA)		1.32%		08/03/18	33,000,000	33,000,000
RB (Aurora Health Care) Series 2008A (LOC: JPMORGAN CHASE BANK NA)		1.27%		08/13/18	40,000,000	40,000,000
RB (Aurora Health Care) Series 2008B (LOC: JPMORGAN CHASE BANK NA)		1.45%		08/03/18	40,000,000	40,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Aurora Health Care) Series 2010C (LOC: BANK OF AMERICA NA)		1.24%		08/10/18	52,850,000	52,850,000
						176,994,000
Total Fixed-Rate Municipal Securities
(Cost $2,407,339,760)						2,407,339,760

Variable-Rate Municipal Securities 85.5% of net assets
Alabama 1.5%
Alabama HFA
M/F Housing RB (Chapel Ridge Apts) Series 2005E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.63%		07/06/18	11,000,000	11,000,000
M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.63%		07/06/18	10,550,000	10,550,000
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	c,d	1.54%		07/06/18	2,390,000	2,390,000
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: FEDERAL HOME LOAN BANKS)	b	1.64%		07/06/18	2,310,000	2,310,000
Birmingham Water Works Board
Sr Water Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	07/19/18	4,160,000	4,160,000
Water RB Series 2011 (LIQ: BARCLAYS BANK PLC)	c,d	1.55%		07/06/18	7,185,000	7,185,000
Water Refunding RB Series 2015A (LIQ: ROYAL BANK OF CANADA)	c,d	1.56%		07/06/18	20,000,000	20,000,000
Dothan Downtown Redevelopment Auth
RB (Northside Mall) Series 2010 (LOC: US BANK NATIONAL ASSOCIATION)	b	1.56%		07/06/18	12,000,000	12,000,000
Millport IDA
IDRB (Steel Dust Recycling) Series 2007 (LOC: COMERICA BANK)	b	1.62%		07/06/18	4,240,000	4,240,000
IDRB (Steel Dust Recycling) Series 2011 (LOC: CITIBANK NA)	b	1.62%		07/06/18	10,000,000	10,000,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)	b	1.54%		07/06/18	65,000,000	65,000,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK AB)	b	1.54%		07/06/18	10,000,000	10,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)	b	1.54%		07/06/18	30,000,000	30,000,000
Mobile Solid Waste Auth
RB (Waste Management/Chastang) Series 2003 (LOC: WELLS FARGO BANK NA)	b	1.60%		07/06/18	4,175,000	4,175,000
Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2013	b	1.54%		07/06/18	15,000,000	15,000,000
North Sumter Solid Waste Auth
RB (Waste Mgmt/Emelle) Series 2003 (LOC: WELLS FARGO BANK NA)	b	1.60%		07/06/18	4,350,000	4,350,000
Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011J (LOC: BANK OF NOVA SCOTIA)	b,c	1.55%		07/06/18	18,440,000	18,440,000
						230,800,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Alaska 0.1%
Alaska Housing Finance Corp
Home Mortgage RB Series 2007A (LIQ: FEDERAL HOME LOAN BANKS)	b	1.50%		07/06/18	5,845,000	5,845,000
Home Mortgage RB Series 2007D (LIQ: FEDERAL HOME LOAN BANKS)	b	1.47%		07/06/18	2,000,000	2,000,000
Alaska Student Loan Corp
Education Loan Refunding RB Sr Series 2012B1 (LOC: STATE STREET BANK AND TRUST COMPANY)	b	1.54%		07/06/18	2,380,000	2,380,000
Valdez
Refunding RB (Exxon Pipeline) Series 1993A	b	1.50%		07/02/18	4,610,000	4,610,000
Terminal Revenue Refunding Bonds (Exxon) Series 1993C	b	1.50%		07/02/18	3,100,000	3,100,000
						17,935,000
Arizona 0.8%
Arizona Health Facilities Auth
RB (Banner Health) Series 2008AD & 2012A (LIQ: MORGAN STANLEY BANK NA)	c,d	1.54%		07/06/18	4,705,000	4,705,000
Maricopa Cnty IDA
M/F Housing Refunding RB (Las Gardenias Apts) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		07/06/18	13,675,000	13,675,000
M/F Housing Refunding RB (Villas Solanas Apts) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		07/06/18	8,100,000	8,100,000
RB (Banner Health) Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	4,000,000	4,000,000
RB (Banner Health) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	c,d	1.53%		07/06/18	5,730,000	5,730,000
RB (Banner Health) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	c,d	1.54%		07/06/18	4,000,000	4,000,000
RB (Banner Health) Series 2017D	b	1.50%		07/06/18	3,400,000	3,400,000
Solid Waste Disposal RB (Michael Pylman Dairy) Series 2005 (LOC: COBANK ACB)	b	1.62%		07/06/18	6,750,000	6,750,000
Mesa
Utility System Refunding RB Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY)	c,d	1.54%		07/05/18	39,000,000	39,000,000
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	5,265,000	5,265,000
Electric System Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	08/09/18	27,215,000	27,215,000
						121,840,000
Arkansas 0.1%
Pulaski Cnty Public Facilities Board
M/F Housing Refunding RB (Markham Oaks & Indian Hills Apts) Series 2005 (LOC: FEDERAL HOME LOAN BANKS)	b	1.61%		07/06/18	5,320,000	5,320,000
M/F Housing Refunding RB (Waterford & Bowman Heights Apts) Series 2012 (LOC: FEDERAL HOME LOAN BANKS)	b	1.61%		07/06/18	6,450,000	6,450,000
						11,770,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California 1.0%
Alameda Cnty IDA
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF THE WEST)	b	1.57%		07/06/18	3,000,000	3,000,000
RB (Segale Brothers Wood Products) Series 2002 (LOC: BANK OF THE WEST)	b	1.56%		07/06/18	1,150,000	1,150,000
California Health Facilities Financing Auth
RB (Sutter Health) Series 2018A (LIQ: MORGAN STANLEY BANK NA)	c,d	1.53%		07/06/18	5,000,000	5,000,000
Refunding RB (Stanford Hospital) Series 2010B (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	c,d	1.54%		07/06/18	4,000,000	4,000,000
Refunding RB (Sutter Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	c,d	1.53%		07/06/18	3,074,500	3,074,500
California Infrastructure & Economic Development Bank
IDRB (Kruger & Sons) Series 2002 (LOC: BANK OF THE WEST)	b	1.66%		07/06/18	1,960,000	1,960,000
California Pollution Control Financing Auth
Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: WELLS FARGO BANK NA)	b	1.57%		07/06/18	710,000	710,000
California Statewide Communities Development Auth
Gas Supply RB Series 2010B (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.61%	07/05/18	09/04/18	14,405,000	14,405,000
RB (Kaiser Permanente) Series 2009C-3	b	1.35%		07/06/18	34,200,000	34,200,000
RB (Kaiser Permanente) Series 2009C2	b	1.35%		07/06/18	3,735,000	3,735,000
RB (Sutter Health) Series 2007A,2008B,2008C (LIQ: MORGAN STANLEY BANK NA)	c,d	1.53%		07/06/18	6,372,557	6,372,557
East Bay Municipal Utility District
Water Refunding RB Series 2012A (LIQ: CITIBANK NA)	c,d	1.55%		07/06/18	6,600,000	6,600,000
Water Sub RB Series 2005A (LIQ: CITIBANK NA)	c,d	1.55%		07/06/18	20,830,000	20,830,000
Jurupa USD
GO Bonds Series 2017B (LIQ: MORGAN STANLEY BANK NA)	c,d	1.53%		07/06/18	9,205,000	9,205,000
Long Beach USD
GO Bonds Series 2016A&2008E (LIQ: MORGAN STANLEY BANK NA)	c,d	1.53%		07/06/18	11,160,000	11,160,000
Los Angeles Dept of Airports
Sub RB Series 2018A (LIQ: BARCLAYS BANK PLC)	c,d	1.56%		07/06/18	1,000,000	1,000,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2015 Series FF (LIQ: MORGAN STANLEY BANK NA)	c,d	1.54%		07/06/18	4,000,000	4,000,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	b,c	1.67%		07/06/18	5,000,000	5,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	b,c	1.65%		07/06/18	5,400,000	5,400,000
Variable Rate Demand Preferred Shares Series 6 (LOC: CITIBANK NA)	b,c	1.66%		07/06/18	4,200,000	4,200,000
San Marcos USD
GO Bonds Series A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		07/06/18	1,780,000	1,780,000
Union Elementary SD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	c,d	1.53%		07/06/18	8,145,000	8,145,000
						154,927,057

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Colorado 3.4%
Arapahoe Cnty
M/F Rental Housing Refunding RB (Hunter’s Run) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.54%		07/06/18	9,925,000	9,925,000
Boulder Valley SD
GO Bonds Series 2015 (LIQ: ROYAL BANK OF CANADA)	c,d	1.54%		07/06/18	6,570,000	6,570,000
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP PARIBAS SA)	b	1.58%		07/06/18	20,375,000	20,375,000
Colorado Agricultural Development Auth
RB (Hunter Ridge Dairy) Series 2013 (LOC: COBANK ACB)	b	1.62%		07/06/18	4,750,000	4,750,000
Colorado Educational & Cultural Facilities Auth
RB (Bethany Lutheran School) Series 2008 (LOC: US BANK NATIONAL ASSOCIATION)	b	1.54%		07/06/18	6,105,000	6,105,000
RB (The Presentation School) Series 2006 (LOC: MUFG UNION BANK NA)	b	1.55%		07/06/18	6,490,000	6,490,000
Colorado Health Facilities Auth
RB (SCL Health System) Series 2016D (LIQ: WELLS FARGO BANK NA)	b	1.55%		07/06/18	3,760,000	3,760,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: CITIBANK NA)	c,d	1.56%		07/06/18	9,300,000	9,300,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	c,d	1.54%		07/06/18	16,250,000	16,250,000
Colorado Housing & Finance Auth
Economic Development RB (Closet Factory) Series 2005A (LOC: FEDERAL HOME LOAN BANKS)	b	1.61%		07/06/18	2,115,000	2,115,000
S/F Mortgage Class I Bonds Series 2002C3 (LIQ: BANK OF AMERICA NA)	b	1.63%		07/06/18	3,820,000	3,820,000
S/F Mortgage Class I Bonds Series 2006A3 (LIQ: FEDERAL HOME LOAN BANKS)	b	1.54%		07/06/18	16,240,000	16,240,000
Solid Waste Disposal RB (Waste Management) Series 2002 (LOC: JPMORGAN CHASE BANK NA)	b	1.55%		07/06/18	14,060,000	14,060,000
Solid Waste Disposal RB (Waste Management) Series 2003 (LOC: WELLS FARGO BANK NA)	b	1.55%		07/06/18	10,000,000	10,000,000
Colorado Springs
Utilities System RB Series 2013B1&B2 (LIQ: BARCLAYS BANK PLC)	c,d	1.54%		07/06/18	10,310,000	10,310,000
Utilities System Sub Lien RB Series 2000A (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.52%		07/06/18	55,180,000	55,180,000
Utilities System Sub Lien RB Series 2006B (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.58%		07/06/18	49,800,000	49,800,000
Denver
Airport System RB Series 2008C2 (LOC: ROYAL BANK OF CANADA)	c,d,e	1.58%		07/06/18	94,995,000	94,995,000
Airport System RB Series 2008C3 (LOC: ROYAL BANK OF CANADA)	c,d	1.58%		07/06/18	71,000,000	71,000,000
Wastewater Enterprise RB Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	c,d	1.58%		07/02/18	15,030,000	15,030,000
Denver SD #1
GO Refunding Bonds Series 2005A (LIQ: STATE STREET BANK AND TRUST COMPANY)	c,d	1.55%		07/05/18	23,000,000	23,000,000
Denver Water Board
Water RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	09/06/18	4,975,000	4,975,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sheridan Redevelopment Agency
Tax Increment Refunding RB (South Santa Fe Drive) Series 2011A1 (LOC: JPMORGAN CHASE BANK NA)	b	1.60%		07/06/18	2,960,000	2,960,000
Univ of Colorado
Enterprise RB Series 2011A (ESCROW) (LIQ: CITIBANK NA)	c,d	1.56%		07/06/18	8,000,000	8,000,000
Refunding RB Series 2017A-2 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	09/20/18	10,990,000	10,990,000
Univ of Colorado Hospital Auth
Refunding RB Series 2017A (LIQ: CITIBANK NA)	c,d	1.55%		07/06/18	36,235,000	36,235,000
						512,235,000
Connecticut 0.2%
Connecticut Health & Educational Facilities Auth
RB (Trinity Health) Series 2016CT (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	4,440,000	4,440,000
Connecticut HFA
Housing Mortgage RB Series 2015C3 (LIQ: ROYAL BANK OF CANADA)	b	1.50%		07/06/18	1,125,000	1,125,000
Mortgage Finance RB Series 2017D-3 (LIQ: TD BANK NA)	b	1.55%		07/06/18	26,500,000	26,500,000
						32,065,000
Delaware 0.1%
New Castle Cnty
Airport Facility RB (FlightSafety) Series 2002	b	1.54%		07/06/18	5,185,000	5,185,000
Student Housing Refunding RB (Univ Courtyard Apts) Series 2005 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.52%		07/06/18	16,640,000	16,640,000
						21,825,000
District of Columbia 1.2%
District of Columbia
GO Bonds Series 2008E (LIQ: BANK OF AMERICA NA)	c,d	1.54%		07/06/18	7,415,000	7,415,000
GO Bonds Series 2014C (LIQ: MORGAN STANLEY BANK NA)	c,d	1.54%		07/06/18	18,000,000	18,000,000
GO Bonds Series 2016D (LIQ: BARCLAYS BANK PLC)	c,d	1.54%		07/06/18	6,660,000	6,660,000
GO Bonds Series 2016D (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	08/02/18	5,515,000	5,515,000
GO Bonds Series 2017B (LIQ: ROYAL BANK OF CANADA)	c,d	1.54%		07/06/18	25,000,000	25,000,000
GO Refunding Bonds Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	4,665,000	4,665,000
GO Refunding Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	08/30/18	3,005,000	3,005,000
GO Refunding Bonds Series 2017C (LIQ: ROYAL BANK OF CANADA)	c,d	1.54%		07/06/18	16,500,000	16,500,000
Income Tax Secured RB Series 2012C (LIQ: BARCLAYS BANK PLC)	c,d	1.54%		07/06/18	12,465,000	12,465,000
Income Tax Secured Refunding RB Series 2009A&B (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	1,000,000	1,000,000
District of Columbia HFA
M/F Housing RB (The Yards) Series 2012 (LOC: FEDERAL HOME LOAN BANKS)	b	1.59%		07/06/18	4,250,000	4,250,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
District of Columbia Water & Sewer Auth
Public Utility RB Series 1998 (LIQ: CITIBANK NA)	c,d	1.55%		07/06/18	6,200,000	6,200,000
Public Utility Sr Lien RB Series 2009A (ESCROW) (LIQ: BANK OF AMERICA NA)	c,d	1.55%		07/06/18	9,620,000	9,620,000
Public Utility Sr Lien RB Series 2009A (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	c,d	1.54%		07/06/18	9,130,000	9,130,000
Public Utility Sr Lien RB Series 2017A (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	3,750,000	3,750,000
Public Utility Sr Lien RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	c,d	1.54%		07/06/18	6,680,000	6,680,000
Public Utility Sr Lien RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	08/30/18	9,750,000	9,750,000
Public Utility Sub Lien RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	28,025,000	28,025,000
						177,630,000
Florida 4.2%
Alachua Cnty Housing Finance Auth
M/F Housing RB (Univ Cove Apts) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		07/06/18	5,990,000	5,990,000
Brevard Cnty HFA
M/F Housing RB (Timber Trace Apts) Series 2007 (LOC: CITIBANK NA)	b	1.54%		07/06/18	9,830,000	9,829,902
M/F Housing RB (Wickham Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		07/06/18	5,495,000	5,495,000
Broward Cnty
Port Facilities Sub Refunding RB (Port Everglades) Series 2008 (LOC: ROYAL BANK OF CANADA)	b	1.54%		07/06/18	14,285,000	14,285,000
Broward Cnty HFA
M/F Housing RB (Cypress Grove Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.56%		07/06/18	30,830,000	30,830,000
M/F Housing RB (Palms of Deerfield Beach Apts) Series 2006 (LOC: CITIBANK NA)	b	1.54%		07/06/18	3,545,000	3,545,000
M/F Housing RB (Sailboat Bend Artist Lofts) Series 2006 (LOC: CITIBANK NA)	b	1.55%		07/06/18	1,300,000	1,300,000
Clearwater
Water & Sewer Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	08/30/18	4,465,000	4,465,000
Collier Cnty HFA
M/F Housing RB (Brittany Bay Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.59%		07/06/18	3,800,000	3,800,000
Duval Cnty Housing Finance Auth
M/F Mortgage RB (Camri Green Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		07/06/18	7,600,000	7,600,000
East Central Regional Wastewater Treatment Facilities Operation Board
Wastewater Refunding RB Series 2017 (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	6,100,000	6,100,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Florida Dept of Transportation
Bridge Construction Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	09/13/18	11,000,000	11,000,000
Turnpike Refunding RB Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	08/02/18	9,900,000	9,900,000
Florida Housing Finance Agency
M/F Housing RB (Woodlands Apts) Series 1985S (LOC: NORTHERN TRUST COMPANY (THE))	b	1.56%		07/06/18	10,250,000	10,250,000
Florida Housing Finance Corp
Housing RB (Brentwood Club of Millenia Blvd Apts) Series 2002A1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.57%		07/06/18	10,440,000	10,440,000
Housing RB (Heritage Pointe Apts) Series 1999I1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		07/06/18	8,830,000	8,830,000
Housing RB (Stuart Pointe Apts) Series 2003B1 (LOC: SUNTRUST BANK)	b	1.65%		07/06/18	6,795,000	6,795,000
Housing RB (Timberline Apts) Series 1999P (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		07/06/18	5,335,000	5,335,000
M/F Mortgage RB (Boynton Bay Apts) Series 2007I (LOC: CITIBANK NA)	b	1.55%		07/06/18	1,700,000	1,700,000
M/F Mortgage RB (BridgeWater Club Apts) Series 2002L1 (LOC: SUNTRUST BANK)	b	1.65%		07/06/18	6,005,000	6,005,000
M/F Mortgage RB (Clear Harbor Apts) Series 2007H (LOC: CITIBANK NA)	b	1.59%		07/06/18	3,095,000	3,095,000
M/F Mortgage RB (Cutler Riverside Apts) Series 2008I (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.52%		07/06/18	9,900,000	9,900,000
M/F Mortgage RB (Lakeshore Apts) Series 2004H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.58%		07/06/18	7,400,000	7,400,000
M/F Mortgage RB (Spring Haven Apts) Series 2004F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.58%		07/06/18	6,000,000	6,000,000
M/F Mortgage RB (Spring Haven Apts) Series 2006G (LOC: CITIBANK NA)	b	1.59%		07/06/18	3,460,000	3,460,000
M/F Mortgage RB (St. Andrews Pointe Apts) Series 2003E1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.57%		07/06/18	6,585,000	6,585,000
M/F Mortgage RB (Stone Harbor Apts) Series 2003K (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.57%		07/06/18	5,040,000	5,040,000
M/F Mortgage Refunding RB (Grand Reserve at Lee Vista) Series 2004L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.56%		07/06/18	14,110,000	14,110,000
M/F Mortgage Refunding RB Bonds (Lighthouse Bay Apts) Series 2002N1 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.54%		07/06/18	7,350,000	7,350,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Florida State Board of Education
Public Education Capital Outlay Bonds Series 2016G (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%		07/05/18	5,000,000	5,000,000
Public Education Capital Outlay Refunding Bonds Series 2017A2 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	09/13/18	4,980,000	4,980,000
Public Education Capital Outlay Refunding Bonds Series 2017B (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	09/20/18	3,650,000	3,650,000
Greater Orlando Aviation Auth
Airport Facility RB Series 2003A	b	1.51%		07/06/18	18,285,000	18,285,000
Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.58%		07/06/18	19,570,000	19,570,000
M/F Housing RB (Meridian Pointe Apts) Series 2005 (LOC: CITIBANK NA)	b	1.54%		07/06/18	6,050,000	6,050,000
Hillsborough Cnty IDA
RB (Independent Day School) Series 2000 (LOC: BANK OF AMERICA NA)	b	1.67%		07/06/18	600,000	600,000
Jacksonville HFA
M/F Housing RB (Hartwood Apts) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.54%		07/06/18	3,705,000	3,704,964
Manatee Cnty Housing Finance Auth
M/F Housing RB (Village At Cortez Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		07/06/18	6,700,000	6,700,000
Mecklenburg Cnty
GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	09/13/18	5,585,000	5,585,000
Miami-Dade Cnty
GO Bonds Series 2008B1 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/01/18	5,300,000	5,300,000
Miami-Dade Cnty IDA
Airport Facility RB (FlightSafety) Series 1999A	b	1.51%		07/06/18	20,210,000	20,210,000
Airport Facility RB (FlightSafety) Series 1999B	b	1.51%		07/06/18	20,230,000	20,230,000
Orange Cnty Health Facilities Auth
Hospital RB (Orlando Regional Healthcare) Series 2008E (LOC: BRANCH BANKING AND TRUST COMPANY)	b	1.50%		07/06/18	40,400,000	40,400,000
Orange Cnty HFA
M/F Housing RB (Charleston Club Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		07/06/18	9,930,000	9,930,000
M/F Housing RB (Landings on Millenia Blvd Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		07/06/18	11,650,000	11,650,000
M/F Housing RB (Laurel Oaks Apts II) Series 2007H (LOC: FEDERAL HOME LOAN BANKS)	b	1.55%		07/06/18	7,250,000	7,250,000
M/F Housing RB (Laurel Oaks Apts) Series 2007G (LOC: FEDERAL HOME LOAN BANKS)	b	1.55%		07/06/18	7,850,000	7,850,000
M/F Housing RB (Lee Vista Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		07/06/18	12,500,000	12,500,000
M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		07/06/18	8,185,000	8,185,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Orange Cnty IDA
RB (Foundation Academy of Winter Garden) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	b	1.65%		07/06/18	7,675,000	7,675,000
Orlando Utilities Commission
Utility System RB Series 2008-1 (LIQ: TD BANK NA)	b	1.48%		07/06/18	1,200,000	1,200,000
Utility System Refunding RB Series 2015B (LIQ: TD BANK NA)	b	1.48%		07/06/18	850,000	850,000
Orlando-Orange Cnty Expressway Auth
RB Series 2007A (ESCROW) (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	c,d,e	1.55%		07/06/18	74,750,000	74,750,000
RB Series 2007A (ESCROW) (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	c,d	1.55%		07/06/18	68,590,000	68,590,000
Palm Beach Cnty HFA
M/F Housing RB (Palm Gardens Apts) Series 2007 (LOC: CITIBANK NA)	b	1.57%		07/06/18	2,810,000	2,810,000
Palm Beach Cnty Solid Waste Auth
Improvement RB Series 2009 (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	10,235,000	10,235,000
Pinellas Cnty Educational Facility Auth
Refunding RB (Barry Univ) Series 2007 (LOC: BANK OF AMERICA NA)	b	1.57%		07/06/18	6,165,000	6,165,000
Sarasota Cnty
RB (Planned Parenthood) Series 2007 (LOC: BMO HARRIS BANK NA)	b	1.57%		07/06/18	760,000	760,000
Tampa Bay Water
Utility System RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	5,000,000	5,000,000
Volusia Cnty HFA
M/F Housing RB (Cape Morris Cove Apts) Series 2007A (LOC: JPMORGAN CHASE BANK NA)	b	1.54%		07/06/18	6,140,000	6,140,000
						628,239,866
Georgia 3.3%
Atlanta
GO Bonds Series 2015 (LOC: ROYAL BANK OF CANADA)	c,d	1.54%		07/06/18	7,800,000	7,800,000
Water & Wastewater Refunding RB Series 2015 & 2017A (LIQ: BARCLAYS BANK PLC)	c,d	1.54%		07/06/18	12,430,000	12,430,000
Water & Wastewater Refunding RB Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	12,500,000	12,500,000
Water & Wastewater Refunding RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	c,d	1.54%		07/06/18	27,465,000	27,465,000
Water & Wastewater Refunding RB Series 2015 (LIQ: STATE STREET BANK AND TRUST COMPANY)	c,d	1.53%		07/06/18	31,765,000	31,765,000
Water & Wastewater Refunding RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	4,660,000	4,660,000
Atlanta Housing Auth
M/F Housing RB (Villages of East Lake II) Series 1999 (LOC: BANK OF AMERICA NA)	b	1.56%		07/06/18	7,040,000	7,040,000
Atlanta Urban Residential Finance Auth
M/F Housing RB (M St Apts) Series 2003 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b,e	1.60%		07/06/18	27,135,000	27,135,000
M/F Housing RB (New Community at East Lake) Series 1996 (LOC: BANK OF AMERICA NA)	b	1.56%		07/06/18	4,900,000	4,900,000
Columbia Cnty Development Auth
M/F Housing RB (Westwood Club Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.57%		07/06/18	7,470,000	7,470,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Dekalb Cnty Housing Auth
M/F Housing RB (Chapel Run Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		07/06/18	6,960,000	6,960,000
M/F Housing RB (Highland Place Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.55%		07/06/18	15,800,000	15,800,000
M/F Housing RB (Villas of Friendly Heights Apt) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.58%		07/06/18	6,860,000	6,860,000
East Point Housing Auth
M/F Housing RB (Eagles Creste Apts) Series 2003 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.63%		07/06/18	12,525,000	12,525,000
M/F Housing RB (Village Highlands Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.57%		07/06/18	9,700,000	9,700,000
Fulton Cnty Development Auth
Airport Facility RB (FlightSafety) Series 1999B	b	1.54%		07/06/18	22,610,000	22,610,000
RB (Children’s Healthcare of Atlanta) Series 2008 (LIQ: PNC BANK NATIONAL ASSOCIATION)	b	1.53%		07/06/18	18,100,000	18,100,000
Lawrenceville Housing Auth
M/F Housing RB (Chatham Club Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		07/06/18	6,300,000	6,300,000
Loganville Housing Auth
M/F Housing Refunding RB (Alexander Crossing Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.56%		07/06/18	12,345,000	12,345,000
Macon Water Auth
Water & Sewer RB Series 2012	b	1.54%		07/06/18	10,000,000	10,000,000
Main St Natural Gas Inc
Gas Project RB Series 2010A1 (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.61%	07/05/18	10/01/18	139,425,000	139,425,000
Gas Project RB Series 2010A2 (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.61%	07/05/18	10/01/18	46,620,000	46,620,000
Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.62%		07/06/18	14,300,000	14,300,000
McDonough Housing Auth
M/F Housing RB (Ashley Woods Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.58%		07/06/18	6,300,000	6,300,000
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2017C (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	08/16/18	8,030,000	8,030,000
Paulding Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	08/02/18	9,995,000	9,995,000
Savannah Economic Development Auth
Exempt Facility RB (Home Depot) Series 1995B (LOC: SUNTRUST BANK)	b	1.58%		07/06/18	5,000,000	5,000,000
Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007 (LOC: BANK OF AMERICA NA)	b	1.59%		07/06/18	4,450,000	4,450,000
Worth Cnty IDA
Refunding IDRB (Seabrook Peanut) Series 1996B (LOC: FEDERAL HOME LOAN BANKS)	b	1.57%		07/06/18	1,900,000	1,900,000
						500,385,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Hawaii 0.3%
Hawaii
GO Bonds Series 2011DZ (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	5,000,000	5,000,000
GO Bonds Series 2012A (ESCROW) (LIQ: ROYAL BANK OF CANADA)	c,d	1.54%		07/06/18	7,500,000	7,500,000
GO Bonds Series 2017FK (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	07/19/18	8,630,000	8,630,000
Honolulu
GO Bonds Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	6,345,000	6,345,000
GO Bonds Series 2015A (LIQ: ROYAL BANK OF CANADA)	c,d	1.54%		07/06/18	7,000,000	7,000,000
GO Bonds Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	08/16/18	6,950,000	6,950,000
						41,425,000
Idaho 0.1%
Cassia Cnty IDC
IDRB (East Valley Cattle) Series 2006 (LOC: COOPERATIEVE RABOBANK UA)	b	1.62%		07/06/18	6,055,000	6,055,000
IDRB (Oak Valley Heifers) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)	b	1.62%		07/06/18	1,500,000	1,500,000
Idaho Housing & Finance Assoc
M/F Housing RB (Traditions at Boise Apts) Series 2011A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.54%		07/06/18	4,130,000	4,130,000
						11,685,000
Illinois 4.6%
Aurora
M/F Housing Refunding RB (Covey at Fox Valley Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.57%		07/06/18	12,410,000	12,410,000
Carol Stream
M/F Housing Refunding RB (St. Charles Square) Series 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		07/06/18	8,215,000	8,215,000
Chicago
M/F Housing RB (Churchview Supportive Living Facility) Series 2003 (LOC: BMO HARRIS BANK NA)	b	1.55%		07/06/18	5,625,000	5,625,000
M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO HARRIS BANK NA)	b	1.59%		07/06/18	4,537,000	4,537,000
M/F Housing RB (Renaissance Place Apts) Series 2007 (LOC: BMO HARRIS BANK NA)	b	1.55%		07/06/18	1,075,000	1,075,000
M/F Housing RB (Renaissance St Luke) Series 2004A (LOC: BMO HARRIS BANK NA)	b	1.55%		07/06/18	3,095,000	3,095,000
M/F Housing RB (Renaissance St Luke) Series 2008 (LOC: BMO HARRIS BANK NA)	b	1.55%		07/06/18	8,255,000	8,255,000
Midway Airport 2nd Lien RB Series 2004C1 (LOC: BANK OF MONTREAL)	b	1.54%		07/06/18	50,855,000	50,855,000
Midway Airport 2nd Lien Refunding RB Series 2014C (LOC: BARCLAYS BANK PLC)	b	1.60%		07/06/18	50,000,000	50,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Illinois Finance Auth
IDRB (Bison Gear & Engineering) Series 2010 (LOC: BMO HARRIS BANK NA)	b	1.54%		07/06/18	3,840,000	3,840,000
M/F Housing RB (Autumn Ridge Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.58%		07/06/18	5,200,000	5,200,000
M/F Housing RB (New Vistas II Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.58%		07/06/18	8,075,000	8,075,000
M/F Housing RB (West Chicago Sr Apts) Series 2003 (LOC: CITIBANK NA)	b	1.59%		07/06/18	5,800,000	5,800,000
Qualified Residential Rental Bonds (River Oaks) Series 1989 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.62%		07/06/18	32,000,000	32,000,000
RB (Advocate Health Care) Series 2010C (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	46,130,000	46,130,000
RB (Advocate Health) Series 2008C-1 (LIQ: JPMORGAN CHASE BANK NA)	b	1.55%		07/06/18	4,650,000	4,650,000
RB (Korex) Series 1990 (LOC: NORTHERN TRUST COMPANY (THE))	b	1.62%		07/06/18	4,000,000	4,000,000
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))	b	1.60%		07/06/18	2,500,000	2,500,000
RB (Murphy Machine Products) Series 2008 (LOC: BANK OF AMERICA NA)	b	1.66%		07/06/18	1,630,000	1,630,000
RB (North Shore Country Day School) Series 2003 (LOC: BMO HARRIS BANK NA)	b	1.59%		07/06/18	8,350,000	8,350,000
RB (Northwestern Memorial Hospital) Series 2009A (ESCROW) (LIQ: BARCLAYS BANK PLC)	c,d	1.54%		07/06/18	3,950,000	3,950,000
RB (Northwestern Memorial Hospital) Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	18,090,000	18,090,000
RB (Northwestern Memorial Hospital) Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	16,280,000	16,280,000
RB (Northwestern Memorial Hospital) Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	36,825,000	36,825,000
RB (Richard H. Driehaus Museum) Series 2005 (LOC: NORTHERN TRUST COMPANY (THE))	b	1.60%		07/06/18	3,800,000	3,800,000
RB (Univ of Chicago Medical Center) Series 2016B (LIQ: BARCLAYS BANK PLC)	c,d	1.54%		07/06/18	32,425,000	32,425,000
RB (Univ of Chicago) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	c,d	1.54%		07/06/18	4,700,000	4,700,000
RB (Univ of Chicago) Series 2015A (LIQ: BARCLAYS BANK PLC)	c,d	1.54%		07/06/18	35,600,000	35,600,000
RB (Univ of Chicago) Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	13,350,000	13,350,000
RB (Univ of Chicago) Series 2018A (LIQ: BARCLAYS BANK PLC)	c,d	1.54%		07/06/18	6,400,000	6,400,000
Refunding RB (North Shore Univ Health) Series 2010 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	3,000,000	3,000,000
Illinois Health Facilities Auth
RB (Evanston Hospital) Series 1996 (LIQ: JPMORGAN CHASE BANK NA)	b	1.55%		07/06/18	17,560,000	17,560,000
Illinois Housing Development Auth
M/F Housing RB (Galesburg Towers) Series 2005 (LOC: BMO HARRIS BANK NA)	b	1.82%		07/06/18	3,280,000	3,280,000
M/F Housing RB (Pontiac Towers) Series 2005 (LOC: BMO HARRIS BANK NA)	b	1.77%		07/06/18	2,950,000	2,950,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Illinois Regional Transportation Auth
GO Bonds Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	11,470,000	11,470,000
Illinois Toll Highway Auth
Sr RB Series 2007A1A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.55%		07/06/18	15,000,000	15,000,000
Sr RB Series 2007A1B (LOC: BANK OF AMERICA NA)	b	1.52%		07/06/18	1,000,000	1,000,000
Sr RB Series 2007A2D (LOC: BANK OF AMERICA NA)	b	1.51%		07/06/18	6,025,000	6,025,000
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	20,475,000	20,475,000
Sr RB Series 2014D (LIQ: ROYAL BANK OF CANADA)	c,d	1.56%		07/06/18	4,170,000	4,170,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	c,d	1.55%		07/06/18	10,435,000	10,435,000
Sr RB Series 2015B (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	1,140,000	1,140,000
Sr RB Series 2015B (LIQ: MORGAN STANLEY BANK NA)	c,d	1.54%		07/06/18	7,339,500	7,339,500
Sr Refunding RB Series 2008A1B (LIQ: ROYAL BANK OF CANADA)	c,d	1.54%		07/06/18	34,790,000	34,790,000
Sr Refunding RB Series 2016A (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	2,780,000	2,780,000
Lisle
M/F Housing RB (Ashley of Lisle) Series 1985 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.60%		07/06/18	27,000,000	27,000,000
McCook
RB (Illinois St Andrew Society) Series 1996A (LOC: NORTHERN TRUST COMPANY (THE))	b	1.59%		07/06/18	2,200,000	2,200,000
Metropolitan Water Reclamation District of Greater Chicago
LT GO Bonds Series 2011B (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.66%		07/06/18	1,500,000	1,500,000
ULT GO Bonds Series 2014A&B (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.58%		07/06/18	465,000	465,000
ULT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	c,d	1.61%		07/06/18	35,530,000	35,530,000
ULT GO Bonds Series 2016C (LIQ: BARCLAYS BANK PLC)	c,d	1.59%		07/06/18	11,625,000	11,625,000
Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: FEDERAL HOME LOAN BANKS)	b	1.65%		07/06/18	5,000,000	5,000,000
St. Clair Cnty
IDRB (Winchester Apts) Series 1994 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.56%		07/06/18	14,650,000	14,650,000
Will Cnty
RB (ExxonMobil) Series 2001	b	1.54%		07/02/18	5,000,000	5,000,000
						682,046,500
Indiana 1.3%
Gibson Cnty
Pollution Control RB (Toyota Motor Manufacturing) Series 1997	b	1.51%		07/06/18	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1998	b	1.51%		07/06/18	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1999A	b	1.51%		07/06/18	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2000A	b	1.51%		07/06/18	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2001B	b	1.51%		07/06/18	20,000,000	20,000,000
Hammond
Solid Waste Disposal Refunding RB (Cargill) Series 2005	b	1.59%		07/06/18	39,000,000	39,000,000
Indiana Finance Auth
Economic Development RB (Cargill) Series 2011	b	1.54%		07/06/18	15,000,000	15,000,000
Health System RB (Franciscan Alliance) Series 2016 (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.55%		07/06/18	2,500,000	2,500,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Health System RB (Sisters of St Francis Health) Series 2009A (ESCROW) (LIQ: BANK OF AMERICA NA)	c,d	1.55%		07/06/18	10,000,000	10,000,000
Hospital RB (Indiana Univ Health) Series 2011C (LOC: NORTHERN TRUST COMPANY (THE))	b	1.49%		07/06/18	2,030,000	2,030,000
RB (Ascension Health) Series 2008E-7	b	1.50%		07/06/18	3,485,000	3,485,000
Refunding RB (Trinity Health) Series 2009A & 2010B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	16,750,000	16,750,000
Indianapolis
M/F Housing RB (Nora Pines Apts) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.57%		07/06/18	8,375,000	8,375,000
Jasper Cnty
Economic Development RB (HGI Dairy) Series 2002 (LOC: AGRIBANK FCB)	b	1.62%		07/06/18	5,275,000	5,275,000
Lafayette
Solid Waste Disposal RB (Tate & Lyle Ingredients) Series 2006 (LOC: COOPERATIEVE RABOBANK UA)	b	1.66%		07/06/18	24,200,000	24,200,000
St. Joseph Cnty
RB (Western Manor Apts) Series 1997C (LOC: FEDERAL HOME LOAN BANKS)	b	1.67%		07/06/18	1,760,000	1,760,000
						188,375,000
Iowa 1.3%
Iowa
Special Obligation Bonds Series 2009A (ESCROW) (LIQ: BARCLAYS BANK PLC)	c,d	1.59%		07/06/18	9,540,000	9,540,000
Iowa Board of Regents
RB (Univ of Iowa Hospitals) Series 2012 (LIQ: ROYAL BANK OF CANADA)	c,d	1.54%		07/06/18	21,000,000	21,000,000
Iowa Finance Auth
M/F Housing RB (Country Club Village) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.58%		07/06/18	9,260,000	9,260,000
Midwestern Disaster Area RB (Cargill) Series 2009A	b	1.54%		07/06/18	69,300,000	69,300,000
Midwestern Disaster Area RB (Cargill) Series 2009B	b	1.54%		07/06/18	20,078,000	20,078,000
Midwestern Disaster Area RB (Cargill) Series 2012A	b	1.54%		07/06/18	60,300,000	60,300,000
Midwestern Disaster Area RB (Geneseo Communications) Series 2012 (LOC: US BANK NATIONAL ASSOCIATION)	b	1.55%		07/06/18	10,750,000	10,750,000
						200,228,000
Kansas 0.9%
Burlington
Environmental Improvement Refunding RB (Kansas City Power & Light Co) Series 2007A (LOC: MIZUHO BANK LTD)	b	1.63%		07/06/18	36,050,000	36,050,000
Environmental Improvement Refunding RB (Kansas City Power & Light Co) Series 2007B (LOC: MIZUHO BANK LTD)	b	1.63%		07/06/18	50,750,000	50,750,000
Kansas Department of Transportation
Highway RB Series 2015B (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	1,600,000	1,600,000
Kansas Development Finance Auth
M/F Housing RB (Boulevard Apts) Series 2008B (LOC: US BANK NATIONAL ASSOCIATION)	b	1.58%		07/06/18	21,900,000	21,900,000
M/F Housing RB (Springhill Apts) Series 2004B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.58%		07/06/18	9,285,000	9,285,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Sisters of Charity of Leavenworth Health) Series 2010A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	12,715,000	12,715,000
						132,300,000
Kentucky 0.7%
Carroll Cnty
Environmental Facilities Refunding RB (Kentucky Utilities) Series 2006B (LOC: MUFG BANK LTD)	b	1.61%		07/06/18	20,000,000	20,000,000
Hancock Cnty
Solid Waste Disposal Facilities RB (NSA Ltd) Series 1998 (LOC: WELLS FARGO BANK NA)	b	1.71%		07/06/18	7,815,000	7,815,000
Hopkinsville
IDRB (Riken Elastomers Corp) Series 2007A (LOC: MUFG BANK LTD)	b	1.61%		07/06/18	5,500,000	5,500,000
IDRB (Riken Elastomers Corp) Series 2013A (LOC: MUFG BANK LTD)	b	1.61%		07/06/18	5,000,000	5,000,000
Kenton Cnty Airport Board
Special Facilities RB (FlightSafety) Series 2001A	b	1.54%		07/06/18	4,400,000	4,400,000
Kentucky Housing Corp
M/F Housing RB (Highlands Court Apts) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.66%		07/06/18	3,400,000	3,400,000
M/F Mortgage RB (Overlook Terraces Apts) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.57%		07/06/18	7,750,000	7,750,000
Kentucky Sanitation District #1
Refunding RB Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	07/19/18	24,300,000	24,300,000
Logan Cnty
Solid Waste Disposal RB (Waste Management) Series 2003 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.54%		07/06/18	7,450,000	7,450,000
Louisville & Jefferson Cnty Metro Government
RB (Norton Healthcare) Series 2011B (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.55%		07/02/18	2,000,000	2,000,000
Minor Lane Heights
Solid Waste Disposal RB (Waste Management of Kentucky) Series 2003 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.54%		07/06/18	11,000,000	11,000,000
Shelbyville
IDRB (NIFCO North America) Series 2008A (LOC: MUFG BANK LTD)	b	1.61%		07/06/18	9,525,000	9,525,000
						108,140,000
Louisiana 1.0%
Ascension Parish IDB
RB (BASF SE) Series 2009	b	1.57%		07/06/18	5,000,000	5,000,000
Calcasieu Parish IDB
Refunding RB (Hydroserve Westlake) Series 1999 (LOC: JPMORGAN CHASE BANK NA)	b	1.61%		07/06/18	5,100,000	5,100,000
East Baton Rouge Parish
Pollution Control Refunding RB (ExxonMobil) Series 1993	b	1.60%		07/02/18	2,000,000	2,000,000
East Baton Rouge Parish IDB
RB (ExxonMobil) Series 2010A	b	1.60%		07/02/18	48,975,000	48,975,000
Louisiana
GO Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	c,d	1.54%		07/06/18	4,000,000	4,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Louisiana HFA
M/F Housing RB (Belmont Village Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.55%		07/06/18	8,170,000	8,170,000
M/F Housing RB (Jefferson Lakes Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.63%		07/06/18	13,110,000	13,110,000
M/F Housing RB (Lapalco Court Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.63%		07/06/18	6,400,000	6,400,000
M/F Housing RB (Palmetto Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.53%		07/06/18	2,640,000	2,640,000
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (BASF Corp) Series 2000A	b	1.65%		07/06/18	6,000,000	6,000,000
RB (BASF Corp) Series 2001	b	1.65%		07/06/18	8,000,000	8,000,000
RB (BASF Corp) Series 2002	b	1.65%		07/06/18	10,000,000	10,000,000
St. James Parish
RB (NuStar Logistics) Series 2010 (LOC: MIZUHO BANK LTD)	b	1.53%		07/06/18	30,000,000	30,000,000
						149,395,000
Maine 0.0%
Dover-Foxcroft
Revenue Obligation (Pleasant River Lumber) Series 2005 (LOC: WELLS FARGO BANK NA)	b	1.65%		07/06/18	1,125,000	1,125,000
Maryland 1.1%
Baltimore Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	07/26/18	10,000,000	10,000,000
GO Bonds Series 2018 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	1,900,000	1,900,000
BlackRock Maryland Municipal Bond Trust
Variable Rate Demand Preferred Shares Series W-7 (LOC: CITIBANK NA)	b,c	1.66%		07/06/18	12,400,000	12,400,000
Frederick Cnty
RB (Homewood at Fredrick) Series 1997 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.60%		07/06/18	6,850,000	6,850,000
Howard Cnty
Recovery Zone Facility RB (Lorien at Elkridge Facility) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.56%		07/06/18	7,200,000	7,200,000
Maryland Community Development Administration
M/F Development RB (Park View at Catonsville) Series 2007B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.57%		07/06/18	4,750,000	4,750,000
M/F Development RB (Sharp Leadenhall Apts) Series 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.55%		07/06/18	12,470,000	12,470,000
M/F Housing Development RB (Ft. Washington Manor Sr Housing) Series 2005A (LOC: CITIBANK NA)	b	1.52%		07/06/18	11,565,000	11,565,000
M/F Housing Development RB (Residences at Ellicott Gardens) Series 2008C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.53%		07/06/18	4,775,000	4,774,980
M/F Housing Development RB (Shakespeare Park Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.53%		07/06/18	7,200,000	7,200,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Maryland Health & Higher Educational Facilities Auth
Pooled Program RB Series 1994D (LOC: BANK OF AMERICA NA)	b	1.61%		07/06/18	105,000	105,000
RB (Mercy Ridge) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.56%		07/06/18	17,650,000	17,650,000
Maryland IDA
Economic Development RB (Paul Reed Smith Guitars) Series 2008 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.53%		07/06/18	7,890,000	7,890,000
Maryland Transportation Auth
Transportation Facilities Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	07/26/18	3,995,000	3,995,000
Montgomery Cnty
RB (Trinity Health) Series 2015MD (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	15,975,000	15,975,000
Montgomery Cnty Housing Opportunities Commission
Housing RB (Oakfield Apts) Series 2005I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.59%		07/06/18	31,650,000	31,650,000
Univ System of Maryland
Auxiliary Facility & Tuition RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	09/13/18	4,980,000	4,980,000
						161,354,980
Massachusetts 1.9%
Billerica
ULT GO Series 70B (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	08/09/18	4,275,000	4,275,000
Massachusetts
GO Bonds Series 2000A (LIQ: CITIBANK NA)	b	1.46%		07/06/18	8,200,000	8,200,000
GO Bonds Series 2015C & 2015A (LIQ: ROYAL BANK OF CANADA)	c,d	1.53%		07/06/18	7,500,000	7,500,000
GO Bonds Series 2016A (LIQ: BANK OF AMERICA NA)	c,d	1.54%		07/06/18	2,000,000	2,000,000
GO Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.55%		07/06/18	4,380,000	4,380,000
GO Bonds Series 2016E (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.55%		07/06/18	2,390,000	2,390,000
GO Refunding Bonds Series 2016G (LIQ: BARCLAYS BANK PLC)	c,d	1.53%		07/06/18	5,330,000	5,330,000
Massachusetts Bay Transportation Auth
General Transportation System Bonds Series 2000A2 (LIQ: MUFG BANK LTD)	b	1.58%		07/06/18	6,150,000	6,150,000
Sr Sales Tax Bonds Series 2005A&2006B (LIQ: STATE STREET BANK AND TRUST COMPANY)	c,d	1.55%		07/05/18	37,390,000	37,390,000
Massachusetts Clean Water Trust
State Revolving Fund Bonds Series 14 (LIQ: MORGAN STANLEY BANK NA)	c,d	1.54%		07/06/18	6,665,000	6,665,000
Massachusetts Development Finance Agency
First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: BANK OF AMERICA NA)	b	1.60%		07/06/18	2,740,000	2,740,000
M/F Housing RB (Archstone Reading Apts) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.58%		07/06/18	12,560,000	12,560,000
RB (CIL Realty) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.55%		07/06/18	3,935,000	3,935,000
RB (CIL Realty) Series 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.55%		07/06/18	5,750,000	5,750,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (CIL Realty) Series 2016 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.55%		07/06/18	19,700,000	19,700,000
RB (College of the Holy Cross) Series 2002 (LIQ: CREDIT SUISSE AG)	c,d	1.64%		07/06/18	5,050,000	5,050,000
RB (Harvard Univ) Series 2010B2 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	1,500,000	1,500,000
RB (Harvard Univ) Series 2016A (LIQ: WELLS FARGO BANK NA)	c,d	1.54%		07/06/18	11,250,000	11,250,000
RB (Partners HealthCare) Series 2014M4 (LIQ: MORGAN STANLEY BANK NA)	c,d	1.54%		07/06/18	4,170,000	4,170,000
RB (Partners HealthCare) Series 2015O1 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	4,265,000	4,265,000
RB (Partners HealthCare) Series 2016Q (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	3,300,000	3,300,000
RB (Partners Healthcare) Series 2017S (LIQ: BARCLAYS BANK PLC)	c,d	1.53%		07/06/18	4,560,000	4,560,000
RB (Partners Healthcare) Series 2017S (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	4,000,000	4,000,000
RB (Partners Healthcare) Series 2017S1 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	1,500,000	1,500,000
Massachusetts Health & Educational Facilities Auth
RB (Capital Asset Program) Series M2 (LOC: BANK OF AMERICA NA)	b	1.51%		07/06/18	1,645,000	1,645,000
RB (Capital Asset Program) Series M4A (LOC: BANK OF AMERICA NA)	b	1.56%		07/06/18	3,240,000	3,240,000
RB (Partners HealthCare) Series P1 (LIQ: JPMORGAN CHASE BANK NA)	b	1.50%		07/06/18	3,500,000	3,500,000
Massachusetts HFA
Housing Bonds Series 2010B (LIQ: BARCLAYS BANK PLC)	c,d	1.56%		07/06/18	2,430,000	2,430,000
Housing Bonds Series 2010C (LIQ: CITIBANK NA)	c,d	1.56%		07/06/18	3,540,000	3,540,000
Housing Bonds Series 2016I (LIQ: BARCLAYS BANK PLC)	c,d	1.54%		07/06/18	18,745,000	18,745,000
Housing RB (Princeton Westford) Series 2015A (LOC: BANK OF AMERICA NA)	b	1.52%		07/06/18	4,730,000	4,730,000
Housing RB Series 2018B (LIQ: BARCLAYS BANK PLC)	c,d	1.54%		07/06/18	11,875,000	11,875,000
Massachusetts School Building Auth
Sr Dedicated Sales Tax Bonds Series 2013A (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	4,125,000	4,125,000
Sr Dedicated Sales Tax Bonds Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	7,500,000	7,500,000
Sr Dedicated Sales Tax Refunding Bonds Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	10,830,000	10,830,000
Sr Dedicated Sales Tax Refunding Bonds Series 2015C (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	08/23/18	3,900,000	3,900,000
Sr Dedicated Sales Tax Refunding Bonds Series 2015D (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	8,985,000	8,985,000
Massachusetts Water Resources Auth
General Refunding RB Series 2008 A-3 (LIQ: WELLS FARGO BANK NA)	b	1.49%		07/06/18	1,935,000	1,935,000
Univ of Massachusetts Building Auth
RB Sr Series 2013-1 (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	11,340,000	11,340,000
RB Sr Series 2017-1 (LIQ: MORGAN STANLEY BANK NA)	c,d	1.54%		07/06/18	8,000,000	8,000,000
Refunding RB Sr Series 2013-3 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	8,325,000	8,325,000
						283,205,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Michigan 2.2%
Detroit
Sewer Disposal System 2nd Lien RB Series 2005A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	c,d	1.55%		07/06/18	5,595,000	5,595,000
Sewer Disposal System 2nd Lien RB Series 2006A&B (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	c,d	1.55%		07/06/18	18,150,000	18,150,000
Michigan Finance Auth
Healthcare Equipment Loan Program Bonds Series C (LOC: FIFTH THIRD BANK (OHIO))	b	1.63%		07/06/18	1,750,000	1,750,000
Hospital RB (CHE Trinity Health) Series 2013MI3 (LOC: ROYAL BANK OF CANADA)	c,d	1.54%		07/06/18	15,000,000	15,000,000
Hospital Refunding RB (Ascension) Series 2016E	b	1.50%		07/06/18	2,675,000	2,675,000
Hospital Refunding RB (Trinity Health) Series 2016MI (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	3,200,000	3,200,000
Hospital Refunding RB (Trinity Health) Series 2016MI (LIQ: ROYAL BANK OF CANADA)	c,d	1.54%		07/06/18	1,000,000	1,000,000
Hospital Refunding RB (Trinity Health) Series A 2017MI (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	3,775,000	3,775,000
Hospital Refunding RB (Trinity Health) Series A 2017MI (LIQ: ROYAL BANK OF CANADA)	c,d	1.54%		07/06/18	2,000,000	2,000,000
RB (Univ of Detroit Mercy) Series 2011 (LOC: COMERICA BANK)	b	1.56%		07/06/18	9,450,000	9,450,000
Michigan Housing Development Auth
Rental Housing RB Series 2000A (LIQ: JPMORGAN CHASE BANK NA)	b	1.60%		07/06/18	33,795,000	33,795,000
Rental Housing RB Series 2005A (LIQ: MUFG BANK LTD)	b,e	1.62%		07/06/18	59,450,000	59,450,000
Rental Housing RB Series 2007C (LIQ: JPMORGAN CHASE BANK NA)	b	1.60%		07/06/18	33,560,000	33,560,000
Rental Housing RB Series 2008C (LIQ: MUFG BANK LTD)	b	1.65%		07/06/18	9,825,000	9,825,000
Rental Housing RB Series 2008D (LIQ: MUFG BANK LTD)	b	1.65%		07/06/18	33,185,000	33,185,000
Rental Housing RB Series 2018A (LIQ: BANK OF AMERICA NA)	c,d	1.54%		07/06/18	7,500,000	7,500,000
S/F Mortgage RB Series 2017A (LIQ: BARCLAYS BANK PLC)	c,d	1.54%		07/06/18	14,250,000	14,250,000
S/F Mortgage RB Series 2018B (LIQ: BARCLAYS BANK PLC)	c,d	1.54%		07/06/18	15,835,000	15,835,000
Michigan Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: MUFG BANK LTD)	b	1.55%		07/06/18	18,475,000	18,475,000
Limited Obligation RB (Mibelloon Dairy) Series 2006 (LOC: WELLS FARGO BANK NA)	b	1.62%		07/06/18	2,625,000	2,625,000
Limited Obligation RB (Tubelite) Series 2012 (LOC: WELLS FARGO BANK NA)	b	1.66%		07/06/18	10,000,000	10,000,000
LT GO Bonds (Greenville Venture Partners) Series 2018 (LOC: COBANK ACB)	b	1.62%		07/05/18	5,250,000	5,250,000
Recovery Zone Facility RB (CS Facilities) Series 2010 (LOC: MUFG UNION BANK NA)	b	1.53%		07/06/18	18,445,000	18,445,000
Univ of Michigan
General RB Series 2015 (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	1,300,000	1,300,000
						326,090,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Minnesota 0.6%
East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009 (LOC: COBANK ACB)	b	1.55%		07/06/18	20,275,000	20,275,000
Edina
M/F Housing Refunding RB (Vernon Terrace Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.59%		07/06/18	5,705,000	5,705,000
Hennepin Cnty Housing & Redevelopment Auth
M/F Housing RB (City Apts at Loring Park) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.62%		07/06/18	15,250,000	15,250,000
M/F Housing Refunding RB (Stone Arch Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.55%		07/06/18	18,240,000	18,240,000
Minneapolis
Health Care System RB (Fairview Health) Series 2008D (LOC: ROYAL BANK OF CANADA)	c,d	1.54%		07/06/18	5,710,000	5,710,000
Minnesota
GO Bonds Series 2010A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	3,400,000	3,400,000
Minnesota HFA
Residential Housing Finance Bonds Series 2017C (LIQ: FEDERAL HOME LOAN BANKS)	b	1.54%		07/06/18	13,150,000	13,150,000
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2016	b	1.57%		07/06/18	6,150,000	6,150,000
Roseville
Sr Housing Refunding RB (EagleCrest) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.50%		07/06/18	500,000	500,000
St. Anthony
M/F Housing Refunding RB (Landings at Silver Lake Village) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	b	1.65%		07/06/18	1,040,000	1,040,000
St. Louis Park
M/F Housing Refunding RB (Urban Park Apts) Series 2010A (LOC: WELLS FARGO BANK NA)	b	1.64%		07/06/18	4,760,000	4,760,000
						94,180,000
Mississippi 0.4%
Jackson Cnty
Pollution Control Refunding RB (Chevron) Series 1993	b	1.65%		07/02/18	1,430,000	1,430,000
Port Facility Refunding RB (Chevron) Series 1993	b	1.53%		07/02/18	700,000	700,000
Mississippi Business Finance Corp
IDRB (Central Mississippi Baking Co) Series 2005 (LOC: BANK OF AMERICA NA)	b	1.58%		07/06/18	1,940,000	1,940,000
IDRB (Chevron) Series 2007A	b	1.62%		07/02/18	17,100,000	17,100,000
IDRB (Chevron) Series 2007B	b	1.65%		07/02/18	3,500,000	3,500,000
IDRB (Chevron) Series 2007C	b	1.53%		07/02/18	2,050,000	2,050,000
IDRB (Chevron) Series 2007E	b	1.65%		07/02/18	15,735,000	15,735,000
IDRB (Chevron) Series 2011B	b	1.65%		07/02/18	7,455,000	7,455,000
Mississippi Development Bank
Special Obligation Bonds Series (Marshall Cnty IDA) 2012 (ESCROW) (LIQ: CREDIT SUISSE AG)	c,d	1.54%		07/06/18	3,200,000	3,200,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 20082 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.63%		07/06/18	5,000,000	5,000,000
M/F Housing RB (William Bell Apts) Series 20081 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.63%		07/06/18	5,360,000	5,360,000
						63,470,000
Missouri 1.7%
Blue Springs IDA
M/F Housing RB (Autumn Place Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.57%		07/06/18	7,200,000	7,200,000
Greene Cnty IDA
Housing RB (Strasbourg Estates) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)	b	1.58%		07/06/18	2,160,000	2,160,000
Kansas City
RB Series 2018A (LIQ: MORGAN STANLEY BANK NA)	c,d	1.56%		07/06/18	4,200,000	4,200,000
Water RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	08/30/18	8,555,000	8,555,000
Kansas City IDA
M/F Housing RB (Clay Terrace Apts) Series 2006 (LOC: BANK OF AMERICA NA)	b	1.59%		07/06/18	9,510,000	9,510,000
M/F Housing Refunding RB (Ethan Apts) Series 2004 (LOC: US BANK NATIONAL ASSOCIATION)	b	1.56%		07/06/18	29,560,000	29,560,000
Metropolitan St Louis Sewer District
Wastewater System RB Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	08/23/18	10,690,000	10,690,000
Wastewater System Refunding RB Series 2015B (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	2,670,000	2,670,000
Wastewater System Refunding RB Series 2015B (LIQ: ROYAL BANK OF CANADA)	c,d	1.54%		07/06/18	1,665,000	1,665,000
Wastewater System Revenue & Refunding Bonds Series 2017A (LIQ: WELLS FARGO BANK NA)	c,d	1.54%		07/06/18	7,500,000	7,500,000
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Washington Univ) Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	2,250,000	2,250,000
Health Facilities RB (BJC Health) Series 2013B (LIQ: ROYAL BANK OF CANADA)	c,d,e	1.54%		07/06/18	66,000,000	66,000,000
Health Facilities RB (BJC Health) Series 2014 (LIQ: ROYAL BANK OF CANADA)	c,d	1.54%		07/06/18	8,000,000	8,000,000
Health Facilities RB (Lutheran Senior) Series 2000 (LOC: BANK OF AMERICA NA)	b	1.62%		07/06/18	1,565,000	1,565,000
Health Facilities RB (Mercy Health) Series 2017C (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	15,315,000	15,315,000
North Kansas City SD
GO Bonds Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION)	c,d	1.58%		07/02/18	15,525,000	15,525,000
Palmyra IDA
Solid Waste Disposal RB (BASF Corp) Series 2002	b	1.65%		07/06/18	18,000,000	18,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
St. Louis Cnty IDA
IDRB (Kessler Container) Series 1997A (LOC: BANK OF AMERICA NA)	b	1.66%		07/06/18	600,000	600,000
M/F Housing RB (Black Forest Apts) Series 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.58%		07/06/18	3,800,000	3,800,000
M/F Housing RB (Southwest Crossing) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b,e	1.58%		07/06/18	9,500,000	9,500,000
M/F Housing RB (Whispering Lakes Apts) Series 1995 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.58%		07/06/18	7,335,000	7,335,000
M/F Housing Refunding RB (Merchandise Mart Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.58%		07/06/18	16,275,000	16,275,000
St. Louis IDA
M/F Housing RB (Hamilton Place Apts) Series 2011 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.53%		07/06/18	4,435,000	4,435,000
Taney Cnty IDA
RB (Keeter Heights) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)	b	1.58%		07/06/18	1,625,000	1,625,000
Washington IDA
IDRB (Missourian Publishing) Series 2006A (LOC: US BANK NATIONAL ASSOCIATION)	b	1.58%		07/06/18	4,850,000	4,850,000
						258,785,000
Nebraska 1.1%
Douglas Cnty
Solid Waste Disposal RB (Waste Management) Series 2003A (LOC: BANK OF AMERICA NA)	b	1.55%		07/06/18	10,000,000	10,000,000
Douglas Cnty Hospital Auth #3
Health Facilities Refunding RB (Nebraska Methodist Health) Series 2008 (ESCROW) (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	5,265,000	5,265,000
Douglas Cnty SD #1
GO Bonds Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%		07/05/18	25,525,000	25,525,000
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%		07/05/18	9,035,000	9,035,000
Nebraska Investment Finance Auth
M/F Housing Refunding RB (Pheasant Ridge Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.54%		07/06/18	8,950,000	8,950,000
S/F Housing RB Series 2015B (LIQ: FEDERAL HOME LOAN BANKS)	b	1.60%		07/06/18	32,455,000	32,455,000
S/F Housing RB Series 2016B (LIQ: FEDERAL HOME LOAN BANKS)	b	1.60%		07/06/18	27,535,000	27,535,000
S/F Housing RB Series 2016D (LIQ: FEDERAL HOME LOAN BANKS)	b	1.60%		07/06/18	19,020,000	19,020,000
Washington Cnty
IDRB (Cargill) Series 2010	b	1.54%		07/06/18	17,000,000	17,000,000
IDRB (Cargill) Series 2010B	b	1.54%		07/06/18	10,000,000	10,000,000
						164,785,000
Nevada 2.6%
Clark Cnty
Airport System RB Series 2008D2A (LOC: WELLS FARGO BANK NA)	b	1.48%		07/06/18	7,500,000	7,500,000
Airport System Sub Lien RB Series 2008A2 (LOC: STATE STREET BANK AND TRUST COMPANY)	b	1.58%		07/06/18	35,985,000	35,985,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Airport System Sub Lien RB Series 2008C1 (LOC: BANK OF AMERICA NA)	b	1.58%		07/06/18	56,550,000	56,550,000
Airport System Sub Lien RB Series 2008C3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b	1.58%		07/06/18	49,330,000	49,330,000
Airport System Sub Lien RB Series 2011B1 (LOC: CITIBANK NA)	b	1.57%		07/06/18	44,000,000	44,000,000
GO Refunding Bonds Series 2017C (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%		07/05/18	6,400,000	6,400,000
IDRB (Southwest Gas Corp) Series 2008A (LOC: MUFG UNION BANK NA)	b	1.60%		07/06/18	50,000,000	50,000,000
LT GO Refunding Bonds Series 2016B (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	5,905,000	5,905,000
LT GO Refunding Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	09/20/18	8,635,000	8,635,000
Las Vegas Valley Water District
LT GO Water Refunding Bonds Series 2015 (LIQ: ROYAL BANK OF CANADA)	c,d	1.54%		07/06/18	6,750,000	6,750,000
LT GO Water Refunding Bonds Series 2015 (LIQ: STATE STREET BANK AND TRUST COMPANY)	c,d	1.54%		07/06/18	9,000,000	9,000,000
LT GO Water Refunding Bonds Series 2016A (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	3,220,000	3,220,000
LT GO Water Refunding Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.55%		07/06/18	7,210,000	7,210,000
Nevada
Highway Improvement RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	09/06/18	9,990,000	9,990,000
Nevada Housing Division
Housing RB (The Bluffs at Reno Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.59%		07/06/18	17,850,000	17,850,000
Housing RB (Vintage at Laughlin Apts) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	b	1.59%		07/06/18	8,720,000	8,720,000
M/F Housing RB (Apache Pines Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.59%		07/06/18	11,800,000	11,800,000
M/F Housing RB (Golden Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.59%		07/06/18	3,600,000	3,600,000
M/F Housing RB (Sierra Pointe Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.59%		07/06/18	9,465,000	9,465,000
M/F Housing RB (Silver Pines Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.59%		07/06/18	11,600,000	11,600,000
M/F Housing RB (Southwest Village Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.59%		07/06/18	17,000,000	17,000,000
RB (Sonoma Palms Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.59%		07/06/18	8,700,000	8,700,000
						389,210,000
New Hampshire 0.9%
New Hampshire Business Finance Auth
Solid Waste Disposal RB (Lonza Biologics) Series 1998 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.64%		07/06/18	34,000,000	34,000,000
Solid Waste Disposal RB (Lonza Biologics) Series 2003 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.64%		07/06/18	30,000,000	30,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Solid Waste Disposal RB (Lonza Biologics) Series 2005 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.64%		07/06/18	19,500,000	19,500,000
Solid Waste Disposal RB (Lonza Biologics) Series 2017 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b,c	1.64%		07/06/18	45,000,000	45,000,000
						128,500,000
New Jersey 1.2%
New Jersey Economic Development Auth
GO Lease RB (Rutgers Univ) Series 2013 (LIQ: CREDIT SUISSE AG)	c,d	1.54%		07/06/18	4,000,000	4,000,000
IDRB (Advanced Drainage Systems) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.55%		07/06/18	710,000	710,000
Motor Vehicle Surcharges RB Series 2004A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: BANK OF AMERICA NA)	c,d	1.55%		07/06/18	6,430,000	6,430,000
New Jersey Health Care Facilities Financing Auth
RB (Composite Program) Series 2006A3 (LOC: JPMORGAN CHASE BANK NA)	b	1.54%		07/06/18	2,980,000	2,980,000
RB (Virtua Health) Series 2009E (LOC: TD BANK NA)	b	1.38%		07/06/18	1,400,000	1,400,000
New Jersey Housing & Mortgage Finance Agency
S/F Housing RB Series 2005R (LIQ: TD BANK NA)	b	1.63%		07/06/18	16,185,000	16,185,000
S/F Housing RB Series 2008BB (LIQ: TD BANK NA)	b	1.58%		07/06/18	9,145,000	9,145,000
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005B & 2006A & School Facilities Construction Refunding Bonds Series 2005K (LOC: STATE STREET BANK AND TRUST COMPANY)	c,d	1.55%		07/05/18	36,410,000	36,410,000
Transportation System RB Series 2006A (LOC: STATE STREET BANK AND TRUST COMPANY)	c,d,e	1.55%		07/05/18	84,110,000	84,110,000
Rutgers State Univ
GO Bonds Series 2013L (LIQ: BANK OF AMERICA NA)	c,d	1.55%		07/06/18	14,800,000	14,800,000
						176,170,000
New York 14.9%
Amherst Development Corp
Student Housing Facility Refunding RB Series 2010B (LOC: HSBC BANK USA NA)	b	1.54%		07/06/18	13,560,000	13,560,000
Columbia
Waterworks & Sewer Refunding RB Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	07/12/18	7,985,000	7,985,000
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2017B-1 (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	3,750,000	3,750,000
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: CITIBANK NA)	c,d	1.53%		07/06/18	8,000,000	8,000,000
Transportation RB Series 2015E2 (LOC: MUFG BANK LTD)	b	1.49%		07/06/18	1,690,000	1,690,000
Transportation Refunding Bonds Series 2012G1 (LOC: TD BANK NA)	b	1.48%		07/06/18	3,275,000	3,275,000
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.56%		07/06/18	7,535,000	7,535,000
Nassau Health Care Corp
Cnty Guaranteed Bonds Series 2009B1 (LOC: TD BANK NA)	b	1.48%		07/06/18	1,520,000	1,520,000
New Rochelle IDA
IDRB (West End Phase I) Series 2006 (LOC: CITIBANK NA)	b	1.61%		07/06/18	3,695,000	3,695,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York City
GO Bonds Fiscal 2006 Series I-8 (LIQ: STATE STREET BANK AND TRUST COMPANY)	b	1.55%		07/02/18	7,685,000	7,685,000
GO Bonds Fiscal 2006 Series I5 (LOC: BANK OF NEW YORK MELLON/THE)	b	1.58%		07/02/18	1,580,000	1,580,000
GO Bonds Fiscal 2008 Series D-3 (LIQ: BANK OF MONTREAL)	b	1.50%		07/06/18	1,500,000	1,500,000
GO Bonds Fiscal 2008 Series J8 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b	1.60%		07/06/18	24,800,000	24,800,000
GO Bonds Fiscal 2010 Series G4 (LIQ: BARCLAYS BANK PLC)	b	1.55%		07/06/18	750,000	750,000
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	c,d	1.54%		07/06/18	14,165,000	14,165,000
GO Bonds Fiscal 2012 Series D-3A (LIQ: BANK OF NEW YORK MELLON/THE)	b	1.58%		07/02/18	2,055,000	2,055,000
GO Bonds Fiscal 2012 Series D3B (LIQ: ROYAL BANK OF CANADA)	c,d	1.54%		07/06/18	3,500,000	3,500,000
GO Bonds Fiscal 2012 Series G3 (LOC: CITIBANK NA)	b	1.50%		07/06/18	535,000	535,000
GO Bonds Fiscal 2012 Series G6 (LOC: MIZUHO BANK LTD)	b	1.60%		07/02/18	38,660,000	38,660,000
GO Bonds Fiscal 2012 Series G7 (LOC: MUFG BANK LTD)	b	1.57%		07/02/18	5,800,000	5,800,000
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)	b	1.67%		07/02/18	11,820,000	11,820,000
GO Bonds Fiscal 2013 Series D&E (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	18,600,000	18,600,000
GO Bonds Fiscal 2014 Series A1 (LIQ: BARCLAYS BANK PLC)	c,d	1.53%		07/06/18	5,300,000	5,300,000
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	2,500,000	2,500,000
GO Bonds Fiscal 2015 Series F4 (LOC: MUFG BANK LTD)	b	1.43%		07/06/18	2,800,000	2,800,000
GO Bonds Fiscal 2015 Series F7 (LIQ: ROYAL BANK OF CANADA)	c,d	1.54%		07/06/18	25,835,000	25,835,000
GO Bonds Fiscal 2017 Series A1 (LIQ: MORGAN STANLEY BANK NA)	c,d	1.54%		07/06/18	6,175,000	6,175,000
GO Bonds Fiscal 2017 Series A4 (LOC: CITIBANK NA)	b	1.50%		07/06/18	4,715,000	4,715,000
GO Bonds Fiscal 2017 Series A7 (LOC: BANK OF THE WEST)	b	1.60%		07/02/18	12,800,000	12,800,000
GO Bonds Fiscal 2018 Series F1 (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	4,910,000	4,910,000
New York City Capital Resource Corp
RB (Cobble Hill Health Center) Series 2008B1 (LOC: BANK OF AMERICA NA)	b	1.49%		07/06/18	19,120,000	19,120,000
New York City Housing Development Corp
M/F Housing RB (Linden Plaza) Series 2008A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.60%		07/06/18	47,125,000	47,120,804
M/F Housing RB Series 2009C1 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	2,625,000	2,625,000
M/F Housing RB Series 2017C4 (LIQ: WELLS FARGO BANK NA)	b	1.46%		07/06/18	1,705,000	1,705,000
M/F Housing RB Series 2017G1 (LIQ: ROYAL BANK OF CANADA)	c,d	1.54%		07/06/18	8,250,000	8,250,000
M/F Mortgage RB (33 W Tremont Ave Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.56%		07/06/18	1,825,000	1,825,000
M/F Mortgage RB (Boricua Village Apts) Series 2007A (LOC: CITIBANK NA)	b	1.60%		07/06/18	4,250,000	4,250,000
M/F Mortgage RB (Granville Payne Apts) Series 2006A (LOC: CITIBANK NA)	b	1.56%		07/06/18	5,310,000	5,310,000
M/F Mortgage RB (Parkview Apts) Series 2004A (LOC: CITIBANK NA)	b	1.60%		07/06/18	5,935,000	5,935,000
M/F Mortgage RB (Rev Ruben Diaz Gardens Apts) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.56%		07/06/18	5,300,000	5,300,000
M/F Mortgage RB (Susan’s Court) Series 2007A (LOC: CITIBANK NA)	b	1.53%		07/06/18	21,600,000	21,600,000
M/F Mortgage RB (White Plains Courtyard Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.54%		07/06/18	4,900,000	4,900,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Rental Housing RB (Related - W 89th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b,e	1.60%		07/06/18	37,400,000	37,400,000
M/F Rental Housing RB (Rivereast Apts) Series A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.56%		07/06/18	50,000,000	50,000,000
M/F Rental Housing RB (The Foundry) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.53%		07/06/18	50,000,000	50,000,000
M/F Rental Housing RB (The Nicole) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.53%		07/06/18	14,200,000	14,200,000
New York City IDA
Empowerment Zone RB (Tiago Holdings) Series 2007 (LOC: LLOYDS BANK PLC)	b	1.54%		07/06/18	8,000,000	8,000,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2008 Series AA&DD & Fiscal 2009 Series FF2&GG1 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	3,975,000	3,975,000
Water & Sewer System 2nd General Resolution RB Fiscal 2009 Series FF (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	18,675,000	18,675,000
Water & Sewer System 2nd General Resolution RB Fiscal 2012 Series FF (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.54%		07/06/18	11,500,000	11,500,000
Water & Sewer System 2nd General Resolution RB Fiscal 2014 Series AA4 (LIQ: BANK OF MONTREAL)	b	1.55%		07/02/18	8,500,000	8,500,000
Water & Sewer System 2nd General Resolution RB Fiscal 2015 Series CC (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	2,625,000	2,625,000
Water & Sewer System 2nd General Resolution RB Fiscal 2017 Series CC1 (LIQ: CITIBANK NA)	c,d	1.53%		07/06/18	4,800,000	4,800,000
Water & Sewer System 2nd General Resolution RB Fiscal 2018 Series BB1 & 2017 Series EE (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	8,200,000	8,200,000
Water & Sewer System 2nd General Resolution RB Fiscal 2018 Series DD1 (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	6,000,000	6,000,000
Water & Sewer System 2nd General Resolution RB Fiscal 2018 Series EE (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	10,385,000	10,385,000
Water & Sewer System 2nd Resolution RB Fiscal 2007 Series CC2 (LIQ: BANK OF MONTREAL)	b	1.51%		07/02/18	4,440,000	4,440,000
Water & Sewer System 2nd Resolution RB Fiscal 2009 Series FF2 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	3,750,000	3,750,000
Water & Sewer System 2nd Resolution RB Fiscal 2009 Series GG1 (LIQ: BARCLAYS BANK PLC)	c,d	1.53%		07/06/18	13,000,000	13,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series AA (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	7,000,000	7,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series BB (LIQ: BARCLAYS BANK PLC)	c,d	1.53%		07/06/18	7,500,000	7,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series FF (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	17,305,000	17,305,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series BB (LIQ: MORGAN STANLEY BANK NA)	c,d	1.54%		07/06/18	2,250,000	2,250,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series CC (LIQ: BARCLAYS BANK PLC)	c,d	1.53%		07/06/18	8,325,000	8,325,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series CC (LIQ: MORGAN STANLEY BANK NA)	c,d	1.54%		07/06/18	2,500,000	2,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB2 (LIQ: MIZUHO BANK LTD)	b	1.53%		07/02/18	5,000,000	5,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB4 (LIQ: BARCLAYS BANK PLC)	b	1.59%		07/02/18	19,000,000	19,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series GG (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	5,650,000	5,650,000
Water & Sewer System 2nd Resolution RB Fiscal 2016 Series AA1 (LIQ: BANK OF AMERICA NA)	b	1.59%		07/02/18	4,310,000	4,310,000
Water & Sewer System 2nd Resolution RB Fiscal 2016 Series AA2 (LIQ: PNC BANK NATIONAL ASSOCIATION)	b	1.60%		07/02/18	3,920,000	3,920,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB1A (LIQ: STATE STREET BANK AND TRUST COMPANY)	b	1.55%		07/02/18	2,700,000	2,700,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB1B (LIQ: STATE STREET BANK AND TRUST COMPANY)	b	1.55%		07/02/18	1,355,000	1,355,000
Water & Sewer System RB Fiscal 2003 Series F1A (LIQ: BARCLAYS BANK PLC)	b	1.49%		07/06/18	5,000,000	5,000,000
Water & Sewer System RB Fiscal 2016 Series AA3 (LIQ: ROYAL BANK OF CANADA)	b	1.52%		07/02/18	575,000	575,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2012 Series S1A (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	5,625,000	5,625,000
Building Aid RB Fiscal 2013 Series S1 (LIQ: BANK OF AMERICA NA)	c,d	1.54%		07/06/18	6,000,000	6,000,000
Building Aid RB Fiscal 2013 Series S1 (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	6,250,000	6,250,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.53%		07/06/18	8,205,000	8,205,000
Building Aid RB Fiscal 2016 Series S1 (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.53%		07/06/18	4,000,000	4,000,000
Future Tax Secured Bonds Fiscal 2010 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	5,865,000	5,865,000
Future Tax Secured Sr Refunding Bonds Fiscal 2003 Series A2 (LOC: MUFG BANK LTD)	b	1.65%		07/02/18	1,900,000	1,900,000
Future Tax Secured Sub Bonds Fiscal 2010 Series A1 (LIQ: BARCLAYS BANK PLC)	b	1.65%		07/02/18	49,000,000	49,000,000
Future Tax Secured Sub Bonds Fiscal 2011 Series C (LIQ: BARCLAYS BANK PLC)	c,d	1.53%		07/06/18	4,000,000	4,000,000
Future Tax Secured Sub Bonds Fiscal 2012 Series D1 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	7,700,000	7,700,000
Future Tax Secured Sub Bonds Fiscal 2014 Series D4 (LIQ: MIZUHO BANK LTD)	b	1.60%		07/02/18	3,800,000	3,800,000
Future Tax Secured Sub Bonds Fiscal 2016 Series A-5 (LOC: ROYAL BANK OF CANADA)	c,d	1.58%		07/02/18	10,000,000	10,000,000
Future Tax Secured Sub Bonds Fiscal 2016 Series E-1 (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	4,600,000	4,600,000
Future Tax Secured Sub Bonds Fiscal 2016 Series E4 (LIQ: JPMORGAN CHASE BANK NA)	b	1.53%		07/02/18	4,625,000	4,625,000
Future Tax Secured Sub Bonds Fiscal 2017 Series B (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	2,500,000	2,500,000
Future Tax Secured Sub Bonds Fiscal 2018 Series C3 (LIQ: BANK OF AMERICA NA)	c,d	1.54%		07/06/18	14,215,000	14,215,000
Future Tax Secured Sub RB Fiscal 2010 Series A1 (ESCROW) (LIQ: BARCLAYS BANK PLC)	c,d	1.53%		07/06/18	3,000,000	3,000,000
Future Tax Secured Sub RB Fiscal 2011 Series C (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	3,300,000	3,300,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Future Tax Secured Sub RB Fiscal 2012 Series E1 (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	5,000,000	5,000,000
Future Tax Secured Sub RB Fiscal 2012 Series F1 (LIQ: MORGAN STANLEY BANK NA)	c,d	1.54%		07/06/18	6,800,000	6,800,000
Future Tax Secured Sub RB Fiscal 2013 Series B (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	9,375,000	9,375,000
Future Tax Secured Sub RB Fiscal 2014 Series A1 (LIQ: ROYAL BANK OF CANADA)	c,d	1.54%		07/06/18	6,300,000	6,300,000
New York Liberty Development Corp
Liberty RB Series 1WTC-2011 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	5,910,000	5,910,000
New York State Dormitory Auth
RB (Columbia Univ) Series 2018B (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	4,800,000	4,800,000
RB (Cornell Univ) Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	5,000,000	5,000,000
RB (New York Univ) Series 2018A (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	4,800,000	4,800,000
RB (Univ of Rochester) Series 2006B1 (LOC: BARCLAYS BANK PLC)	b	1.55%		07/06/18	100,000	100,000
Revenue Bonds (Cornell Univ) Series 2009A (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	10,395,000	10,395,000
State Personal Income Tax RB Series 2008B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	7,365,000	7,365,000
State Personal Income Tax RB Series 2011C (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	4,200,000	4,200,000
State Personal Income Tax RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	6,000,000	6,000,000
State Personal Income Tax RB Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	14,000,000	14,000,000
State Personal Income Tax RB Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	3,750,000	3,750,000
State Personal Income Tax RB Series 2016A (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	13,860,000	13,860,000
State Personal Income Tax RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.54%		07/06/18	5,665,000	5,665,000
State Personal Income Tax RB Series 2017B (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	11,250,000	11,250,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	c,d	1.54%		07/06/18	2,580,000	2,580,000
New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2010A3 (LOC: BANK OF NOVA SCOTIA)	b	1.57%		07/06/18	53,500,000	53,500,000
New York State Environmental Facilities Corp
Solid Waste Disposal RB (Waste Management) Series 2002B (LOC: JPMORGAN CHASE BANK NA)	b	1.54%		07/06/18	18,200,000	18,200,000
State Clean Water & Drinking Water Revolving Funds RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	2,500,000	2,500,000
New York State HFA
Housing RB (25 Washington St) Series 2010A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.53%		07/06/18	11,270,000	11,270,000
Housing RB (250 W 93rd St) Series 2005A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.59%		07/06/18	12,295,000	12,295,000
Housing RB (316 11th Ave) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		07/06/18	42,500,000	42,500,000
Housing RB (360 W 43rd St) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		07/06/18	16,600,000	16,600,000
Housing RB (39th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		07/06/18	31,000,000	31,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Housing RB (39th Street Associates) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.53%		07/06/18	68,700,000	68,700,000
Housing RB (55 W 25th Street) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.53%		07/06/18	75,000,000	75,000,000
Housing RB (600 W 42nd St) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.53%		07/06/18	22,640,000	22,640,000
Housing RB (600 W 42nd Street) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		07/06/18	84,230,000	84,229,359
Housing RB (600 W 42nd Street) Series 2009A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.51%		07/06/18	1,330,000	1,330,000
Housing RB (625 W 57th St) Series 2015A1 (LOC: BANK OF NEW YORK MELLON/THE)	b	1.47%		07/06/18	650,000	650,000
Housing RB (625 W 57th St) Series 2015A2 (LOC: BANK OF NEW YORK MELLON/THE)	b	1.51%		07/06/18	26,145,000	26,145,000
Housing RB (Biltmore Tower) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		07/06/18	72,000,000	72,000,000
Housing RB (Biltmore Tower) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		07/06/18	12,000,000	12,000,000
Housing RB (Capitol Green Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.52%		07/06/18	10,900,000	10,900,000
Housing RB (Chelsea Apartments) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.58%		07/06/18	66,105,000	66,105,000
Housing RB (Helena) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		07/06/18	51,900,000	51,900,000
Housing RB (Mccarthy Manor Apts) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		07/06/18	5,800,000	5,800,000
Housing RB (North End Ave) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.54%		07/06/18	900,000	900,000
Housing RB (Ocean Park Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		07/06/18	12,400,000	12,400,000
Housing RB (Related-42nd & 10th) Series 2007A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.53%		07/06/18	31,885,000	31,885,000
Housing RB (Related-W 20th St) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		07/06/18	51,000,000	50,995,491
Housing RB (Saville Housing) Series 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.53%		07/06/18	55,000,000	55,000,000
Housing RB (The Helena Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		07/06/18	37,000,000	37,000,000
Housing RB (Theatre Row Tower) Series 2000A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.60%		07/06/18	46,400,000	46,400,000
Housing RB (Tribeca Landing) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		07/06/18	48,400,000	48,400,000
Housing RB (Tribeca Park) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.53%		07/06/18	2,700,000	2,700,000
Housing RB (Weyant Green Apts) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.53%		07/06/18	500,000	500,000
Housing RB (Worth St Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		07/06/18	33,300,000	33,300,000
Housing RB Series 2006A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.64%		07/06/18	50,000,000	50,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York State Mortgage Agency
Homeowner Mortgage RB Series 132 (LIQ: ROYAL BANK OF CANADA)	b	1.55%		07/02/18	16,900,000	16,900,000
Homeowner Mortgage RB Series 142 (LIQ: ROYAL BANK OF CANADA)	b	1.55%		07/02/18	9,270,000	9,270,000
Homeowner Mortgage RB Series 210 (LIQ: BARCLAYS BANK PLC)	b	1.55%		07/06/18	16,090,000	16,090,000
New York State Thruway Auth
State Personal Income Tax RB Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	17,700,000	17,700,000
State Personal Income Tax RB Series 2012A (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.53%		07/06/18	9,000,000	9,000,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3C (LIQ: JPMORGAN CHASE BANK NA)	b	1.52%		07/06/18	700,000	700,000
State Personal Income Tax RB Series 2009A1 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	5,000	5,000
State Personal Income Tax RB Series 2013A1 (LIQ: MORGAN STANLEY BANK NA)	c,d	1.54%		07/06/18	11,600,000	11,600,000
State Personal Income Tax RB Series 2017C (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	12,800,000	12,800,000
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: CITIBANK NA)	b,c	1.58%		07/06/18	1,275,000	1,275,000
Port Auth of New York & New Jersey
Consolidated Bonds 169th Series (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		07/06/18	6,440,000	6,440,000
Consolidated Bonds 169th Series (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.59%		07/06/18	2,200,000	2,200,000
Consolidated Bonds 172nd Series (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		07/06/18	3,080,000	3,080,000
Consolidated Bonds 177th Series (LIQ: CREDIT SUISSE AG)	c,d	1.54%		07/06/18	1,665,000	1,665,000
Consolidated Bonds 178th Series (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		07/06/18	1,660,000	1,660,000
Consolidated Bonds 185th Series (LIQ: CITIBANK NA)	c,d	1.57%		07/06/18	2,050,000	2,050,000
Consolidated Bonds 194th Series (LIQ: CITIBANK NA)	c,d	1.53%		07/06/18	3,660,000	3,660,000
Consolidated Bonds 198th series (LIQ: CITIBANK NA)	c,d	1.53%		07/06/18	3,750,000	3,750,000
Consolidated Bonds 198th Series (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	3,050,000	3,050,000
Consolidated Bonds 200th Series (LIQ: BANK OF AMERICA NA)	c,d	1.54%		07/06/18	870,000	870,000
Consolidated Bonds 205th Series (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	5,475,000	5,475,000
Ramapo Housing Auth
Facilities RB (Spring Valley Homes) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.53%		07/06/18	9,890,000	9,890,000
Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal 2015 Series A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	6,000,000	6,000,000
Triborough Bridge & Tunnel Auth
General RB Series 2001C (LOC: STATE STREET BANK AND TRUST COMPANY)	b	1.55%		07/02/18	3,500,000	3,500,000
General RB Series 2009A2 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	18,435,000	18,435,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
General RB Series 2016A (LIQ: ROYAL BANK OF CANADA)	c,d	1.54%		07/06/18	2,500,000	2,500,000
Refunding RB Series 2005B-3 (LOC: STATE STREET BANK AND TRUST COMPANY)	b	1.55%		07/02/18	5,000,000	5,000,000
						2,224,320,654
North Carolina 0.7%
Davidson Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Childress Winery) Series 2004 (LOC: BRANCH BANKING AND TRUST COMPANY)	b	1.56%		07/06/18	2,000,000	2,000,000
Forsyth Cnty
GO Bonds Series 2017B (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	09/06/18	27,100,000	27,100,000
North Carolina
GO Bonds Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	2,750,000	2,750,000
Limited Obligation Bonds Series 2011C (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	8,000,000	8,000,000
Limited Obligation Refunding Bonds Series 2014C (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	7,400,000	7,400,000
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	3,200,000	3,200,000
RB (Duke Univ) Series 2015B (LIQ: MORGAN STANLEY BANK NA)	c,d	1.53%		07/06/18	19,735,000	19,735,000
RB (Duke Univ) Series 2015B (LIQ: MORGAN STANLEY BANK NA)	c,d	1.54%		07/06/18	2,249,000	2,249,000
RB (Duke University) Series 2009B (ESCROW) (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	12,600,000	12,600,000
North Carolina Ports Auth
Exempt Facilities RB (Wilmington Bulk) Series 2001A (LOC: BRANCH BANKING AND TRUST COMPANY)	b	1.56%		07/06/18	1,475,000	1,475,000
Raleigh
Combined Enterprise System Refunding RB 2016A&B (LIQ: US BANK NATIONAL ASSOCIATION)	c,d	1.61%		07/02/18	8,890,000	8,890,000
Yancey Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Altec Industries) Series 2007 (LOC: BRANCH BANKING AND TRUST COMPANY)	b	1.56%		07/06/18	7,000,000	7,000,000
						102,399,000
North Dakota 0.1%
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010B (LOC: COBANK ACB)	b	1.54%		07/06/18	7,000,000	7,000,000
RB (Minn-Dak Farmers Coop) Series 2010C (LOC: COBANK ACB)	b	1.54%		07/06/18	7,465,000	7,465,000
Traill Cnty
IDRB Refunding Bonds (American Crystal Sugar) Series 2009 (LOC: COBANK ACB)	b	1.56%		07/06/18	3,480,000	3,480,000
						17,945,000
Ohio 1.5%
Cleveland
Water RB Series 2015AA (LOC: ROYAL BANK OF CANADA)	c,d	1.54%		07/06/18	10,000,000	10,000,000
Cleveland Cnty Industrial Facilities & Pollution Control Financing Auth
Recreational Facilities RB (Cleveland Cnty Family YMCA) Series 2007 (LOC: BRANCH BANKING AND TRUST COMPANY)	b	1.54%		07/06/18	8,095,000	8,095,000
Columbus Regional Airport Auth
Airport Development RB (FlightSafety) Series 2015A	b	1.50%		07/06/18	37,930,000	37,930,000
Airport Development RB (FlightSafety) Series 2015B	b	1.50%		07/06/18	22,170,000	22,170,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.55%		07/06/18	2,000,000	2,000,000
Hospital Facilities Refunding RB (OhioHealth) Series 2009A (LIQ: BARCLAYS BANK PLC)	b	1.53%		07/06/18	1,190,000	1,190,000
Hospital Facilities Refunding RB (OhioHealth) Series 2009B (LIQ: BARCLAYS BANK PLC)	b	1.53%		07/06/18	500,000	500,000
Hospital Facilities Refunding RB (OhioHealth) Series 2011D	b	1.53%		07/06/18	900,000	900,000
RB (St George Commons Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.62%		07/06/18	3,100,000	3,100,000
RB (Trinity Health) Series 2017A-OH (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	2,000,000	2,000,000
Lakewood City SD
GO Refunding Bonds Series 2017B (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	08/23/18	6,000,000	6,000,000
Marion Cnty
M/F Housing RB (Avalon Lakes) Series 2006 (LOC: FEDERAL HOME LOAN BANKS)	b	1.58%		07/06/18	7,910,000	7,910,000
Montgomery Cnty
M/F Housing RB (Cambridge Commons Apts) Series 2006A (LOC: FEDERAL HOME LOAN BANKS)	b	1.57%		07/06/18	7,920,000	7,920,000
Ohio
GO Bonds 2005B	b	1.46%		07/06/18	840,000	840,000
Higher Education GO Bonds Series 2018A (LIQ: CITIBANK NA)	c,d	1.53%		07/06/18	4,000,000	4,000,000
Hospital RB (Cleveland Clinic) Series 2009B1 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	5,250,000	5,250,000
Hospital Refunding RB (Cleveland Clinic) Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	17,330,000	17,330,000
Ohio HFA
Residential Mortgage RB Series 2016E (LIQ: FEDERAL HOME LOAN BANKS)	b	1.59%		07/06/18	3,765,000	3,765,000
Residential Mortgage RB Series 2016F (LIQ: FEDERAL HOME LOAN BANKS)	b	1.59%		07/06/18	4,205,000	4,205,000
Residential Mortgage RB Series 2016G (LIQ: FEDERAL HOME LOAN BANKS)	b	1.59%		07/06/18	4,230,000	4,230,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic) Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	5,665,000	5,665,000
Hospital RB (Cleveland Clinic) Series 2009B1 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	2,745,000	2,745,000
RB (Case Western Reserve Univ) Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY)	c,d	1.55%		07/05/18	19,380,000	19,380,000
Ohio State Air Quality Development Auth
Exempt Facilities RB (Andersons Marathon Ethanol) Series 2007 (LOC: COBANK ACB)	b	1.64%		07/06/18	49,500,000	49,500,000
Ohio Water Development Auth
Water Pollution Control Loan Fund RB Series 2016A (LIQ: BMO HARRIS BANK NA)	b	1.47%		07/06/18	1,150,000	1,150,000
Univ of Cincinnati
RB Series 2017A (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	2,000,000	2,000,000
						229,775,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Oklahoma 0.1%
Tulsa
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	07/12/18	11,040,000	11,040,000
Oregon 0.3%
Clackamas Cnty SD #7J
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	09/27/18	12,130,000	12,130,000
Oregon Business Development Commission
Business Development RB (Murphy Co) Series 230 (LOC: US BANK NATIONAL ASSOCIATION)	b	1.57%		07/06/18	6,000,000	6,000,000
Oregon Facilities Auth
M/F Housing RB (Vintage At Bend Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.57%		07/06/18	4,995,000	4,995,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG UNION BANK NA)	b	1.54%		07/06/18	2,515,000	2,515,000
Oregon Housing & Community Services Dept
Housing Development RB (Redwood Park Apts) Series 2005F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.56%		07/06/18	4,000,000	4,000,000
Portland
Water System 1st Lien Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	09/06/18	6,000,000	6,000,000
Portland CCD
GO Bonds Series 2013 (LIQ: CREDIT SUISSE AG)	c,d	1.54%		07/06/18	3,835,000	3,835,000
Portland Housing Auth
M/F Housing RB (Civic Apts) 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.55%		07/06/18	7,800,000	7,800,000
						47,275,000
Pennsylvania 2.6%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010D (LOC: JPMORGAN CHASE BANK NA)	c,d	1.60%		07/02/18	665,000	665,000
RB (Univ of Pittsburgh Medical Center) Series 2017D1 (LOC: ROYAL BANK OF CANADA)	c,d	1.58%		07/02/18	20,000,000	20,000,000
RB (Univ of Pittsburgh Medical Center) Series 2017D2 (LOC: ROYAL BANK OF CANADA)	c,d	1.58%		07/02/18	35,000,000	35,000,000
Beaver Cnty IDA
Environmental Improvement RB (BASF Corp) Series 1997	b	1.67%		07/06/18	10,800,000	10,800,000
Bucks Cnty IDA
Hospital RB (Grand View Hospital) Series 2008A (LOC: TD BANK NA)	b	1.48%		07/06/18	700,000	700,000
Chambersburg Municipal Auth
RB (Wilson College) Series 2007 (LOC: BANK OF AMERICA NA)	b	1.55%		07/06/18	17,480,000	17,480,000
Delaware River Port Auth
Refunding RB Series 2010B (LOC: BARCLAYS BANK PLC)	b	1.50%		07/06/18	2,600,000	2,600,000
Geisinger Auth
Health System RB (Geisinger Health) 2005A (LIQ: TD BANK NA)	b	1.51%		07/02/18	560,000	560,000
Health System RB (Geisinger Health) Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	7,580,000	7,580,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Health System RB (Geisinger Health) Series 2011A1 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	8,070,000	8,070,000
Health System RB (Geisinger Health) Series 2017A (LIQ: BARCLAYS BANK PLC)	c,d	1.53%		07/06/18	6,315,000	6,315,000
Health System RB (Geisinger Health) Series 2017A1 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	4,995,000	4,995,000
Health System RB (Geisinger Health) Series 2017A1 (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.54%		07/06/18	4,690,000	4,690,000
Lancaster Cnty Hospital Auth
Health Center RB (Masonic Homes) Series 2008D (LOC: JPMORGAN CHASE BANK NA)	b	1.53%		07/02/18	900,000	900,000
Sr Living Facility RB (Quarryville Presbyterian Retirement Community) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.55%		07/06/18	5,820,000	5,820,000
Lycoming Cnty Auth
RB (Lycoming College) Series 2013S1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.56%		07/06/18	4,175,000	4,175,000
Montgomery Cnty IDA
Environmental Facilities RB (Lonza Inc) Series 2000 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.64%		07/06/18	7,000,000	7,000,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.56%		07/06/18	8,010,000	8,010,000
Northampton Cnty
RB (Binney & Smith) Series 1997A (LOC: JPMORGAN CHASE BANK NA)	b	1.66%		07/06/18	5,500,000	5,500,000
Pennsylvania
GO Bonds 1st Series 2012 (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.55%		07/06/18	2,000,000	2,000,000
GO Refunding Bonds 3rd Series 2004 (LIQ: STATE STREET BANK AND TRUST COMPANY)	c,d	1.54%		07/05/18	57,385,000	57,385,000
Pennsylvania Economic Development Financing Auth
Economic Development RB Series 2005B2 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.57%		07/06/18	1,800,000	1,800,000
RB (Salem Rd) Series 2007D1 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.57%		07/06/18	1,500,000	1,500,000
RB (Solar Innovations) Series 2007 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.81%		07/06/18	5,390,000	5,390,000
Pennsylvania HFA
S/F Mortgage RB Series 2002-75A (LIQ: ROYAL BANK OF CANADA)	b	1.54%		07/06/18	23,465,000	23,465,000
S/F Mortgage RB Series 2003-79B (LIQ: ROYAL BANK OF CANADA)	b	1.54%		07/06/18	25,950,000	25,950,000
S/F Mortgage RB Series 2004-81C (LIQ: ROYAL BANK OF CANADA)	b	1.54%		07/06/18	15,770,000	15,770,000
S/F Mortgage RB Series 2006-93B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	b	1.54%		07/06/18	3,045,000	3,045,000
S/F Mortgage RB Series 2006-94B (LIQ: TD BANK NA)	b	1.54%		07/06/18	12,910,000	12,910,000
S/F Mortgage RB Series 2007-100C (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	b	1.54%		07/06/18	4,400,000	4,400,000
S/F Mortgage RB Series 2013-115A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.61%		07/06/18	5,060,000	5,060,000
S/F Mortgage RB Series 2017-122 (LIQ: BARCLAYS BANK PLC)	c,d	1.54%		07/06/18	3,270,000	3,270,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
S/F Mortgage RB Series 2017-125A (LIQ: BARCLAYS BANK PLC)	c,d	1.57%		07/06/18	5,225,000	5,225,000
S/F Mortgage RB Series 2017-125B (LIQ: BANK OF AMERICA NA)	c,d	1.54%		07/06/18	2,500,000	2,500,000
Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001I1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.56%		07/06/18	5,000,000	5,000,000
Refunding RB (Univ of Pennsylvania Health) Series 2016C (LIQ: BANK OF AMERICA NA)	c,d	1.53%		07/06/18	4,095,000	4,095,000
Pennsylvania State Turnpike Commission
Registration Fee Refunding RB Series 2005A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	c,d	1.55%		07/06/18	6,905,000	6,905,000
Philadelphia
Airport Refunding RB Series 2005C2 (LOC: ROYAL BANK OF CANADA)	b	1.52%		07/06/18	21,700,000	21,700,000
Water & Wastewater RB Series 1997B (LOC: TD BANK NA)	b	1.48%		07/06/18	800,000	800,000
South Central General Auth
RB (Lutheran Social Services) Series 2006 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.59%		07/06/18	11,255,000	11,255,000
Southcentral General Auth
RB (Hanover Lutheran Retirement Village) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.56%		07/06/18	2,800,000	2,800,000
RB (Homewood at Hanover) Series 2003 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.56%		07/06/18	4,400,000	4,400,000
Univ of Pittsburgh
Univ Capital Project Bonds Series 2005A (ESCROW) (LIQ: BARCLAYS BANK PLC)	c,d	1.53%		07/06/18	7,500,000	7,500,000
						384,985,000
Rhode Island 0.2%
Rhode Island Housing & Mortgage Finance Corp
M/F Mortgage RB (Groves at Johnson) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.53%		07/06/18	27,350,000	27,350,000
South Carolina 0.3%
Berkeley Cnty SD
GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	08/16/18	3,000,000	3,000,000
Charleston
Waterworks & Sewer System RB Series 2015 (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	6,000,000	6,000,000
Charleston Educational Excellence Financing Corp
Installment Purchase Refunding RB Series 2013B (LIQ: CREDIT SUISSE AG)	c,d	1.54%		07/06/18	3,100,000	3,100,000
Lancaster Cnty SD
GO Bonds Series 2017 (GTY: SOUTH CAROLINA SD CREDIT ENH PROG (PRE-D INT)) (LIQ: MORGAN STANLEY BANK NA)	c,d	1.54%		07/06/18	9,415,000	9,415,000
South Carolina Jobs Economic Development Auth
RB (Holcim) Series 2003 (LOC: COMERICA BANK)	b	1.62%		07/06/18	25,000,000	25,000,000
						46,515,000
South Dakota 0.1%
South Dakota Housing Development Auth
M/F Housing RB (Harmony Heights) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.62%		07/06/18	5,200,000	5,200,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
South Dakota Value Added Finance Auth
Solid Waste Disposal RB (Lincoln Land) Series 2014 (LOC: AGRIBANK FCB)	b	1.62%		07/06/18	5,500,000	5,500,000
						10,700,000
Tennessee 1.2%
Clarksville Public Building Auth
Pooled Financing RB Series 1997 (LOC: BANK OF AMERICA NA)	b	1.59%		07/06/18	1,000,000	1,000,000
Pooled Financing RB Series 1999 (LOC: BANK OF AMERICA NA)	b,c	1.59%		07/06/18	3,475,000	3,475,000
Pooled Financing RB Series 2009 (LOC: BANK OF AMERICA NA)	b	1.56%		07/06/18	8,220,000	8,220,000
Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.58%		07/06/18	1,900,000	1,900,000
Lewisburg IDB
Solid Waste Disposal RB (Waste Management of Tennessee) Series 2003 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.54%		07/06/18	5,000,000	5,000,000
Metro Government of Nashville & Davidson Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	c,d	1.58%		07/02/18	35,970,000	35,970,000
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Burning Tree Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.58%		07/06/18	6,740,000	6,740,000
M/F Housing RB (Weatherly Ridge Apts) Series 2006A (LOC: US BANK NATIONAL ASSOCIATION)	b	1.56%		07/06/18	10,000,000	10,000,000
M/F Housing Refunding RB (Brentwood Oaks Apts) Series 1991 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.56%		07/06/18	11,320,000	11,320,000
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: BANK OF AMERICA NA)	b,c	1.59%		07/06/18	145,000	145,000
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: BANK OF AMERICA NA)	b	1.60%		07/06/18	6,410,000	6,410,000
Rutherford Cnty
RB (Ascension Health) Series 2010C (LIQ: BARCLAYS BANK PLC)	c,d	1.54%		07/06/18	1,000,000	1,000,000
Sevier Cnty Public Building Auth
Public Improvement Bonds Series VA1 (LOC: BRANCH BANKING AND TRUST COMPANY)	b	1.55%		07/06/18	22,900,000	22,900,000
Public Improvement Bonds Series VD1 (LOC: BANK OF AMERICA NA)	b	1.52%		07/06/18	7,400,000	7,400,000
Public Improvement Bonds Series VIIB1 (LOC: BANK OF AMERICA NA)	b	1.52%		07/06/18	21,175,000	21,175,000
Shelby Cnty Health, Educational & Housing Facilities Board
M/F Housing Mortgage RB (Lexington & Charter Oaks Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.55%		07/06/18	3,200,000	3,200,000
Sullivan Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	09/20/18	33,160,000	33,160,000
						179,015,000
Texas 13.0%
Alamo CCD
LT GO Refunding Bonds Series 2012 (LIQ: MORGAN STANLEY BANK NA)	c,d	1.54%		07/06/18	6,670,000	6,670,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Austin
Electric Utility System Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	08/16/18	7,285,000	7,285,000
Austin ISD
ULT Refunding Bonds Series 2015B (LOC: ROYAL BANK OF CANADA)	c,d	1.54%		07/06/18	8,225,000	8,225,000
Bexar Cnty
Tax & Revenue Obligation Series 2014 (LOC: ROYAL BANK OF CANADA)	c,d	1.54%		07/06/18	5,000,000	5,000,000
Bexar Cnty Housing Finance Corp
M/F Housing RB Series 1996 (LOC: NORTHERN TRUST COMPANY (THE))	b	1.59%		07/06/18	10,375,000	10,375,000
Boerne ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	c,d	1.55%		07/06/18	2,790,000	2,790,000
Brazos Harbor IDC
RB (BASF Corp) Series 2003	b	1.65%		07/06/18	19,000,000	19,000,000
Refunding RB (BASF Corp) Series 2006	b	1.65%		07/06/18	35,000,000	35,000,000
Brazos River Harbor Navigation District
RB (BASF Corp) Series 2001	b	1.65%		07/06/18	25,000,000	25,000,000
RB (BASF Corp) Series 2002	b	1.65%		07/06/18	25,000,000	25,000,000
Calhoun Cnty Navigation District
Environmental Facilities RB (Formosa Plastics) Series 2006 (LOC: BANK OF AMERICA NA)	b	1.60%		07/06/18	23,500,000	23,500,000
Solid Waste Disposal RB (Formosa Plastics) Series 2000 (LOC: JPMORGAN CHASE BANK NA)	b	1.60%		07/06/18	25,000,000	25,000,000
Calhoun Cnty Navigation IDA
Port RB (Formosa Plastics) Series 2011C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b,c	1.56%		07/06/18	27,500,000	27,500,000
Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2008 (LOC: BANK OF AMERICA NA)	b	1.57%		07/06/18	50,000,000	50,000,000
Environmental Facilities RB (Formosa Plastics) Series 2011B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b,c	1.56%		07/06/18	45,000,000	45,000,000
Environmental Facilities RB (Formosa Plastics) Series 2012 (LOC: JPMORGAN CHASE BANK NA)	b	1.60%		07/06/18	50,000,000	50,000,000
Port RB (Formosa Plastics) Series 2007A (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.57%		07/06/18	47,300,000	47,300,000
Port RB (Formosa Plastics) Series 2011A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b,c	1.56%		07/06/18	32,300,000	32,300,000
Capital Area Housing Finance Corporation
M/F Housing RB (Encino Pointe Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.56%		07/06/18	14,760,000	14,760,000
Collin Cnty HFA
M/F Housing RB (Huntington Apts) Series 1996 (LOC: NORTHERN TRUST COMPANY (THE))	b	1.54%		07/06/18	12,305,000	12,305,000
Cypress-Fairbanks ISD
ULT GO Refunding Bonds Series 2014C (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	3,335,000	3,335,000
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NATIONAL ASSOCIATION)	c,d	1.58%		07/02/18	32,830,000	32,830,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Dallam Cnty IDC
Economic Development RB (Consolidated Dairy Management) Series 2009 (LOC: FARM CREDIT BANK OF TEXAS)	b	1.54%		07/06/18	2,800,000	2,800,000
Economic Development RB (Hillmar Cheese) Series 2010 (LOC: BANK OF AMERICA NA)	b	1.54%		07/06/18	20,000,000	20,000,000
Economic Development Refunding RB (Hilmar Cheese) Series 2009 (LOC: WELLS FARGO BANK NA)	b	1.54%		07/06/18	24,500,000	24,500,000
IDRB (Dalhart Jersey Ranch) Series 2006 (LOC: COBANK ACB)	b	1.62%		07/06/18	2,275,000	2,275,000
IDRB (Morning Star Dairy) Series 2015 (LOC: FARM CREDIT BANK OF TEXAS)	b	1.62%		07/06/18	5,350,000	5,350,000
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	c,d	1.54%		07/06/18	6,520,000	6,520,000
Dallas-Fort Worth Int’l Airport Facility Improvement Corp
Airport Facility RB (FlightSafety) Series 1999	b	1.54%		07/06/18	11,180,000	11,180,000
Denton ISD
ULT GO Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.54%		07/06/18	3,745,000	3,745,000
El Paso ISD
ULT GO Bonds Series 2004B (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	b	1.55%		07/06/18	29,730,000	29,730,000
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	07/12/18	4,850,000	4,850,000
Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: ROYAL BANK OF CANADA)	c,d	1.56%		07/06/18	11,000,000	11,000,000
Sub Tier Toll RB Series 2013B (LIQ: STATE STREET BANK AND TRUST COMPANY)	c,d	1.54%		07/06/18	35,600,000	35,600,000
Gulf Coast Waste Disposal Auth
RB (ExxonMobil) Series 2001B	b	1.54%		07/02/18	18,305,000	18,305,000
Solid Waste Disposal RB (Waste Management) Series 2004A (LOC: JPMORGAN CHASE BANK NA)	b	1.55%		07/06/18	32,700,000	32,700,000
Hale Cnty IDC
Economic Development RB (Silverado TX) Series 2008 (LOC: COOPERATIEVE RABOBANK UA)	b	1.62%		07/06/18	5,400,000	5,400,000
IDRB (Struikmans Ramona) Series 2003 (LOC: COOPERATIEVE RABOBANK UA)	b	1.62%		07/06/18	3,000,000	3,000,000
IDRB (White River Ranch) Series 2004 (LOC: FARM CREDIT BANK OF TEXAS)	b	1.62%		07/06/18	4,000,000	4,000,000
Harris Cnty
Refunding RB Series 2015A (LOC: ROYAL BANK OF CANADA)	c,d	1.54%		07/06/18	8,785,000	8,785,000
Toll Road Sr Lien RB Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	860,000	860,000
Toll Road Sr Lien Refunding RB Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.56%		07/06/18	3,905,000	3,905,000
Harris Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB Series 2015A (LOC: JPMORGAN CHASE BANK NA)	c,d	1.60%		07/02/18	8,815,000	8,815,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Harris Cnty Housing Finance Corp
M/F Housing RB (Baypointe Apts) Series 2006 (LOC: CITIBANK NA)	b	1.61%		07/06/18	11,245,000	11,245,000
M/F Housing RB (Village At Cornerstone Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.57%		07/06/18	6,815,000	6,815,000
Hays Consolidated ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	07/12/18	4,670,000	4,670,000
Houston
Public Improvement Refunding Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	c,d	1.54%		07/06/18	5,000,000	5,000,000
Water & Sewer System Jr Lien Refunding RB Series 2001B (ESCROW) (LIQ: BANK OF AMERICA NA)	c,d	1.56%		07/06/18	7,000,000	7,000,000
Houston ISD
LT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	11,250,000	11,250,000
Hurst-Euless-Bedford ISD
ULT GO Refunding Bonds Series 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: STATE STREET BANK AND TRUST COMPANY)	c,d	1.55%		07/05/18	10,055,000	10,055,000
Lamar Consolidated ISD
ULT Schoolhouse Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	c,d	1.54%		07/06/18	5,000,000	5,000,000
Lavaca-Navidad River Auth
Water Contract RB (Formosa Plastics) Series 1990 (LOC: BANK OF AMERICA NA)	b	1.60%		07/06/18	13,600,000	13,600,000
Lower Neches Valley Auth
Exempt Facilities Refunding RB (ExxonMobil) Series 2001B	b	1.54%		07/02/18	64,490,000	64,490,000
RB (ExxonMobil) Series 2012	b	1.53%		07/02/18	1,600,000	1,600,000
Mesquite ISD
ULT GO Bonds Series 2000 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	b	1.55%		07/06/18	9,755,000	9,755,000
Muleshoe Economic Development Corp
IDRB (John Lyle & Grace Ajean) Series 2005 (LOC: COOPERATIEVE RABOBANK UA)	b	1.62%		07/06/18	4,330,000	4,330,000
New Hope Cultural Educational Facilities Corp
Hospital RB (Childrens Health System of Texas) Series 2017A (LIQ: ROYAL BANK OF CANADA)	c,d	1.54%		07/06/18	4,140,000	4,140,000
North Central Texas Health Facilities Development Corp
RB (Children’s Medical Center of Dallas) Series 2009 (ESCROW) (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.55%		07/06/18	18,500,000	18,500,000
North Texas Municipal Water District
Water System Refunding RB Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	c,d	1.58%		07/02/18	51,605,000	51,605,000
North Texas Tollway Auth
System RB Series 2011A (ESCROW) (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	18,895,000	18,895,000
Northwest ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	6,670,000	6,670,000
Panhandle Regional Housing Financial Corp
M/F Housing RB (Jason Avenue Residential Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.57%		07/06/18	13,885,000	13,885,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Pflugerville ISD
ULT GO Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	c,d	1.54%		07/06/18	2,500,000	2,500,000
Port Arthur Navigation District IDC
Exempt Facilities RB (Total USA) Series 2010A	b	1.56%		07/06/18	57,565,000	57,565,000
Exempt Facilities RB (Total USA) Series 2011	b	1.56%		07/06/18	40,000,000	40,000,000
Exempt Facilities RB (Total USA) Series 2012	b,e	1.56%		07/06/18	89,200,000	89,200,000
Exempt Facilities RB (Total USA) Series 2012A	b	1.56%		07/06/18	64,200,000	64,200,000
Exempt Facilities RB (Total USA) Series 2012B	b	1.56%		07/06/18	20,000,000	20,000,000
Port of Houston Auth
ULT GO Refunding Bonds Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		07/06/18	37,830,000	37,830,000
Port of Port Arthur Navigation District
Exempt Facilities RB (Total Petrochemicals USA) Series 2009	b	1.56%		07/06/18	20,000,000	20,000,000
Exempt Facilities RB (Total Petrochemicals USA) Series 2010	b	1.56%		07/06/18	16,900,000	16,900,000
RB (ATOFINA Petrochemicals) Series 2002B	b	1.63%		07/06/18	10,000,000	10,000,000
RB (ATOFINA Petrochemicals) Series 2003B	b	1.63%		07/06/18	10,000,000	10,000,000
RB (BASF Corp) Series 1998	b	1.67%		07/06/18	15,200,000	15,200,000
RB (BASF Corp) Series 2002A	b	1.65%		07/06/18	15,000,000	15,000,000
RB (BASF Corp) Series 2003A	b	1.65%		07/06/18	15,000,000	15,000,000
RB (TOTAL Petrochemicals USA) Series 2008	b	1.63%		07/06/18	50,000,000	50,000,000
Princeton ISD
ULT GO Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	c,d	1.54%		07/06/18	5,000,000	5,000,000
San Antonio
Electric & Gas Systems Jr Lien RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	26,625,000	26,625,000
Electric & Gas Systems RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	5,000,000	5,000,000
Electric & Gas Systems Refunding RB Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	11,975,000	11,975,000
Water System Jr Lien Refunding & RB Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	08/23/18	8,085,000	8,085,000
San Antonio Public Facilities Corp
Improvement and Refunding Lease RB Series 2012 (LIQ: STATE STREET BANK AND TRUST COMPANY)	c,d	1.54%		07/06/18	18,535,000	18,535,000
Lease & Refunding RB Series 2012 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	10,705,000	10,705,000
Refunding RB Series 2012 (LIQ: MORGAN STANLEY BANK NA)	c,d	1.53%		07/06/18	14,995,000	14,995,000
Southeast Housing Finance Corp
M/F Housing RB (Mansions at Moses Lake Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.58%		07/06/18	10,800,000	10,800,000
M/F Housing RB (Piedmont Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.56%		07/06/18	12,535,000	12,535,000
Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Providence Health) Series 2017B	b	1.51%		07/06/18	6,335,000	6,335,000
RB (Texas Health Resources) Series 2008C	b	1.43%		07/06/18	1,700,000	1,700,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Texas Health Resources) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	c,d	1.54%		07/06/18	11,250,000	11,250,000
RB (Texas Health Resources) Series 2017A	b	1.50%		07/06/18	935,000	935,000
Refunding RB (CHRISTUS Health) Series 2008C1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b	1.55%		07/06/18	650,000	650,000
Texas
GO Bonds Series 2009C1 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	7,500,000	7,500,000
GO Bonds Series 2015B (LIQ: FEDERAL HOME LOAN BANKS)	b	1.55%		07/06/18	15,000,000	15,000,000
GO Bonds Series 2016 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.52%		07/06/18	44,000,000	44,000,000
GO Bonds Series 2018 (LIQ: FEDERAL HOME LOAN BANKS)	b	1.57%		07/06/18	15,000,000	15,000,000
GO Refunding Bonds Series 1999A (LIQ: MUFG BANK LTD)	b	1.60%		07/06/18	3,700,000	3,700,000
Texas Dept of Housing & Community Affairs
M/F Housing RB (Atascocita Pines Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.56%		07/06/18	10,390,000	10,390,000
M/F Housing RB (Costa Ibiza Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.57%		07/06/18	12,620,000	12,620,000
M/F Housing RB (Creek Point Apts) Series 2000 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.60%		07/06/18	4,960,000	4,960,000
M/F Housing RB (Lancaster Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.56%		07/06/18	12,780,000	12,780,000
M/F Housing RB (Tower Ridge Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.63%		07/06/18	15,000,000	15,000,000
M/F Housing RB (West Oaks Sr Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.56%		07/06/18	11,775,000	11,775,000
M/F Housing RB (Woodmont Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.57%		07/06/18	13,950,000	13,950,000
M/F Housing Refunding RB (Addison Park Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.63%		07/06/18	12,195,000	12,195,000
M/F Housing Refunding RB (Alta Cullen Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.58%		07/06/18	11,600,000	11,600,000
S/F Mortgage RB Series 2004D (LIQ: TEXAS (STATE OF))	b	1.54%		07/06/18	4,200,000	4,200,000
S/F Mortgage RB Series 2007A (LIQ: TEXAS (STATE OF))	b	1.60%		07/06/18	23,590,000	23,590,000
S/F Mortgage Refunding RB Bonds Series 2004B (LIQ: TEXAS (STATE OF))	b	1.60%		07/06/18	5,800,000	5,800,000
S/F Mortgage Refunding RB Series 2005A (LIQ: TEXAS (STATE OF))	b	1.60%		07/06/18	18,260,000	18,260,000
Texas State Univ System
Refunding RB Series 2014 (LIQ: ROYAL BANK OF CANADA)	c,d	1.54%		07/06/18	3,750,000	3,750,000
Texas Transportation Commission
GO Bonds Series 2016 (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.55%		07/06/18	2,500,000	2,500,000
GO Refunding Bonds Series 2014 (LIQ: MORGAN STANLEY BANK NA)	c,d	1.54%		07/06/18	4,000,000	4,000,000
State Highway Fund 1st Tier RB Series 2016B (LIQ: MORGAN STANLEY BANK NA)	c,d	1.54%		07/06/18	8,000,000	8,000,000
State Highway Fund 1st Tier Refunding RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	c,d	1.54%		07/06/18	16,000,000	16,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Univ of Texas
RB Series 2008B	b	1.43%		07/06/18	845,000	845,000
Revenue Financing RB Series 2008B	b	1.43%		07/06/18	21,660,000	21,660,000
Revenue Financing System Bonds Series 2012B (LIQ: ROYAL BANK OF CANADA)	c,d	1.54%		07/06/18	7,300,000	7,300,000
Whitehouse ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	c,d	1.54%		07/06/18	4,750,000	4,750,000
						1,939,645,000
Utah 0.9%
Logan City
IDRB (Scientific Technology) Series 2001 (LOC: BANK OF THE WEST)	b	1.65%		07/06/18	1,100,000	1,100,000
Murray
Hospital RB (IHC Health Services) Series 2003A	b	1.51%		07/06/18	400,000	400,000
Hospital RB (IHC Health Services) Series 2003B	b	1.51%		07/06/18	660,000	660,000
Hospital RB (IHC Health Services) Series 2003D	b	1.55%		07/02/18	32,465,000	32,465,000
Utah Cnty
Hospital RB (IHC Health Services) Series 2016E (LIQ: JPMORGAN CHASE BANK NA)	b	1.55%		07/06/18	3,450,000	3,450,000
Utah Housing Corp
M/F Housing RB (Tanglewood Apts) Series 2004A (LOC: CITIBANK NA)	b	1.61%		07/06/18	8,720,000	8,720,000
M/F Housing RB (Timbergate Apts) Series 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.57%		07/06/18	6,250,000	6,250,000
Utah Water Finance Agency
RB Series 2008B-1 (LIQ: JPMORGAN CHASE BANK NA)	b	1.53%		07/06/18	55,365,000	55,365,000
RB Series 2016B2 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b,e	1.53%		07/06/18	29,655,000	29,655,000
						138,065,000
Virginia 0.9%
Albemarle Cnty Economic Development Auth
Hospital Facilities Refunding RB (Sentara Health) Series 2018A (LIQ: TD BANK NA)	b	1.52%		07/06/18	5,000,000	5,000,000
Alexandria
GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	07/12/18	4,800,000	4,800,000
Fairfax Cnty Economic Development Auth
Project RB (Metrorail Parking System) Series 2017 (LIQ: BANK OF AMERICA NA)	c,d	1.53%		07/06/18	7,500,000	7,500,000
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012D (LIQ: CREDIT SUISSE AG)	c,d	1.54%		07/06/18	3,080,000	3,080,000
Fairfax Cnty Water Auth
Water Refunding RB Series 2017 (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	7,500,000	7,500,000
Harrisonburg Redevelopment & Housing Auth
M/F Housing RB (Woodman West Apts) Series 2008 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.53%		07/06/18	3,150,000	3,150,000
King George Cnty IDA
Solid Waste Disposal Facility RB (Garnet) Series 1996 (LOC: JPMORGAN CHASE BANK NA)	b	1.58%		07/06/18	3,700,000	3,700,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Loudoun Cnty
GO Public Improvement Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	07/12/18	3,725,000	3,725,000
Loudoun Cnty IDA
RB (Howard Hughes Medical) Series 2003B	b	1.47%		07/06/18	3,300,000	3,300,000
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2010C2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b	1.50%		07/06/18	890,000	890,000
Airport System Refunding RB Series 2011A2 (LOC: ROYAL BANK OF CANADA)	b	1.53%		07/06/18	7,825,000	7,825,000
Airport System Refunding RB Series 2011A3 (LOC: ROYAL BANK OF CANADA)	b	1.53%		07/06/18	18,605,000	18,605,000
Airport System Refunding RB Series 2012A (LIQ: BARCLAYS BANK PLC)	c,d	1.59%		07/06/18	7,500,000	7,500,000
Airport System Refunding RB Series 2017A (LIQ: CITIBANK NA)	c,d	1.57%		07/06/18	2,500,000	2,500,000
Airport System Refunding RB Series 2017A (LIQ: CREDIT SUISSE AG)	c,d	1.59%		07/06/18	5,700,000	5,700,000
Norfolk
Water Refunding RB Series 2017 (LIQ: MORGAN STANLEY BANK NA)	c,d	1.53%		07/06/18	7,500,000	7,500,000
Norfolk Economic Development Auth
Hospital Facilities RB (Sentara Health) Series 2016A	b	1.49%		07/06/18	650,000	650,000
Hospital Facilities Refunding RB (Sentara Health) Series 2016B	b	1.48%		07/06/18	975,000	975,000
Hospital Facilities Refunding RB (Sentara Healthcare) Series 2018B (LIQ: BARCLAYS BANK PLC)	c,d	1.53%		07/06/18	6,430,000	6,430,000
Hospital Facilities Refunding RB (Sentra Healthcare) Series 2018B (LIQ: BARCLAYS BANK PLC)	c,d	1.53%		07/06/18	4,135,000	4,135,000
Suffolk
GO Refunding Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	07/26/18	4,600,000	4,600,000
Sussex Cnty IDA
Solid Waste Disposal RB (Waste Management) Series 2002A (LOC: JPMORGAN CHASE BANK NA)	b	1.54%		07/06/18	10,000,000	10,000,000
Univ of Virginia
General RB Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	5,625,000	5,625,000
General Refunding RB Series 2017B (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	08/30/18	5,310,000	5,310,000
						130,000,000
Washington 4.1%
Highline SD #401
ULT GO Bonds Series 2017 (GTY: WASHINGTON (STATE OF)) (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	07/26/18	5,820,000	5,820,000
King Cnty
LT GO Bonds Series 2009 (ESCROW) (LIQ: BARCLAYS BANK PLC)	c,d	1.55%		07/06/18	5,000,000	5,000,000
Sewer Refunding RB Series 2011B (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	11,680,000	11,680,000
Sewer Refunding RB Series 2011B (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	14,945,000	14,945,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
King Cnty Housing Auth
RB (Auburn Court Apts) Series 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.56%		07/06/18	10,545,000	10,545,000
RB (Greenbridge Redevelopment-Salmon Creek Apts) Series 2007 (LOC: BANK OF AMERICA NA)	b	1.55%		07/06/18	3,820,000	3,820,000
RB (Overlake Tod) Series 2000B (LOC: BANK OF AMERICA NA)	b	1.55%		07/06/18	6,475,000	6,475,000
Port Bellingham IDA
IDRB (Hempler Foods) Series 2006 (LOC: BANK OF MONTREAL)	b	1.55%		07/06/18	6,125,000	6,125,000
Port of Seattle
1st Lien Refunding RB Series 2016B (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.60%		07/06/18	3,600,000	3,600,000
RB (Crowley Marine Services) Series 2001 (LOC: DNB BANK ASA)	b	1.67%		07/06/18	8,700,000	8,700,000
Sub Lien Refunding RB Series 2008 (LOC: MUFG BANK LTD)	b	1.60%		07/06/18	77,035,000	77,035,000
Seattle
Drainage and Wastewater System Refunding RB 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.58%		07/02/18	12,800,000	12,800,000
Light & Power RB Series 2015A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	08/30/18	5,965,000	5,965,000
Light & Power Refunding RB Series 2011A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	1,000,000	1,000,000
Light & Power Refunding RB Series 2017C (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	09/27/18	10,300,000	10,300,000
LT GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	07/12/18	4,000,000	4,000,000
Water System Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.66%	07/05/18	07/26/18	7,770,000	7,770,000
Snohomish Cnty Housing Auth
RB (Olympic View & Sound View Apts) Series 2007 (LOC: BANK OF AMERICA NA)	b	1.57%		07/06/18	4,945,000	4,945,000
Tacoma SD #10
ULT Refunding GO Bonds Series 2015 (GTY: WASHINGTON (STATE OF)) (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	2,300,000	2,300,000
Washington
GO Bonds Series 2003C (LIQ: MORGAN STANLEY BANK NA)	c,d	1.54%		07/06/18	9,060,000	9,060,000
GO Bonds Series 2009E (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	30,500,000	30,500,000
GO Bonds Series 2012C (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	7,500,000	7,500,000
GO Bonds Series 2014A (LIQ: MORGAN STANLEY BANK NA)	c,d	1.54%		07/06/18	3,365,000	3,365,000
GO Bonds Series 2014D (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	4,700,000	4,700,000
GO Bonds Series 2017D (LIQ: WELLS FARGO BANK NA)	c,d	1.54%		07/06/18	9,250,000	9,250,000
GO Refunding Bonds Series R-2013C (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	7,500,000	7,500,000
Washington Economic Development Finance Auth
Solid Waste Disposal RB (Waste Management) Series 2000C (LOC: BANK OF AMERICA NA)	b	1.64%		07/06/18	22,000,000	22,000,000
Solid Waste Disposal RB (Waste Management) Series 2002D (LOC: JPMORGAN CHASE BANK NA)	b	1.55%		07/06/18	20,000,000	20,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Washington Health Care Facilities Auth
RB (MultiCare Health System) Series 2009A (LIQ: ROYAL BANK OF CANADA)	c,d	1.54%		07/06/18	8,110,000	8,110,000
RB (MultiCare Health System) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	3,540,000	3,540,000
RB (Providence Health & Services) Series 2010A (LIQ: BANK OF AMERICA NA)	c,d	1.54%		07/06/18	10,180,000	10,180,000
RB (Providence Health & Services) Series 2012C (LIQ: US BANK NATIONAL ASSOCIATION)	b	1.52%		07/06/18	11,775,000	11,775,000
RB (Providence Health & Services) Series 2014C&2014D (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	11,095,000	11,095,000
RB (Providence Health & Services) Series 2014D (LIQ: MORGAN STANLEY BANK NA)	c,d	1.54%		07/06/18	5,665,000	5,665,000
RB (Providence Heath & Services) Series 2014C (LIQ: BANK OF AMERICA NA)	c,d	1.54%		07/06/18	8,675,000	8,675,000
RB (Seattle Children’s Hospital) Series 2010A (LIQ: BANK OF AMERICA NA)	c,d	1.54%		07/06/18	8,155,000	8,155,000
RB (Seattle Children’s Hospital) Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	6,545,000	6,545,000
Refunding RB (Seattle Children’s Hospital) Series 2015A&B (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	9,375,000	9,375,000
Refunding RB (Seattle Children’s Hospital) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	13,860,000	13,860,000
Washington State Housing Finance Commission
M/F Housing RB (Ballinger Court Sr Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.57%		07/06/18	4,640,000	4,640,000
M/F Housing RB (Brittany Park Phase II) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.57%		07/06/18	3,480,000	3,480,000
M/F Housing RB (Brittany Park) Series 1996A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.57%		07/06/18	8,685,000	8,685,000
M/F Housing RB (Clark Island) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.58%		07/06/18	5,560,000	5,560,000
M/F Housing RB (Eagle’s Landing Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.56%		07/06/18	6,365,000	6,365,000
M/F Housing RB (Forest Creek Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.56%		07/06/18	13,680,000	13,680,000
M/F Housing RB (Highlander Apts) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.58%		07/06/18	7,000,000	7,000,000
M/F Housing RB (Lakewood Meadows Apts) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.55%		07/06/18	6,280,000	6,280,000
M/F Housing RB (Parkview Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.58%		07/06/18	3,060,000	3,060,000
M/F Housing RB (Rainier Court Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.56%		07/06/18	12,750,000	12,750,000
M/F Housing RB (Redmond Ridge Apts) Series 2017 (LOC: FEDERAL HOME LOAN BANKS)	b	1.53%		07/06/18	7,445,000	7,445,000
M/F Housing RB (Seasons Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.55%		07/06/18	22,640,000	22,640,000
M/F Housing RB (Vintage at Burien Sr Living) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.57%		07/06/18	6,570,000	6,570,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (Vintage at Chehalis Sr Living) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.57%		07/06/18	8,190,000	8,190,000
M/F Housing RB (Willow Tree Grove Apts) Series 2011 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.51%		07/06/18	100,000	99,992
M/F Housing RB (Woodrose Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.57%		07/06/18	6,750,000	6,750,000
M/F Housing Refunding RB (Ballard Landmark Inn) Series 2015A (LOC: FEDERAL HOME LOAN BANKS)	b	1.61%		07/06/18	31,590,000	31,590,000
M/F Housing Refunding RB (Lake City Sr Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.53%		07/06/18	15,750,000	15,750,000
M/F Mortgage RB (Meridian Court Apts) Series 1996 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		07/06/18	6,600,000	6,600,000
M/F Mortgage RB (Wandering Creek) Series 1995 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.60%		07/06/18	5,300,000	5,300,000
M/F RB (Merrill Gardens at Tacoma) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.56%		07/06/18	17,640,000	17,640,000
						613,749,992
West Virginia 0.8%
Cabell Cnty
University Facilities RB (Provident Group) Series 2010A (LOC: BANK OF AMERICA NA)	b	1.56%		07/06/18	72,870,000	72,870,000
Putnam Cnty Commission
Solid Waste Disposal RB (Toyota Motor Manufacturing) Series 1998A	b	1.51%		07/06/18	40,000,000	40,000,000
West Virginia Economic Development Auth
RB (Collins Hardwood) Series 2005 (LOC: COBANK ACB)	b	1.62%		07/06/18	4,000,000	4,000,000
						116,870,000
Wisconsin 0.9%
Oconomowoc Community Development Auth
M/F Housing RB Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.58%		07/06/18	4,430,000	4,430,000
Red Cedar
IDRB (Fairmount Minerals) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.54%		07/06/18	10,000,000	10,000,000
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health) Series 2012D (LIQ: CITIBANK NA)	c,d	1.54%		07/06/18	3,000,000	3,000,000
RB (Ascension Sr Credit Group) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	c,d	1.54%		07/06/18	6,865,000	6,865,000
RB (Children’s Hospital of Wisconsin) Series 2008B (ESCROW) (LIQ: BARCLAYS BANK PLC)	c,d	1.55%		07/06/18	6,620,000	6,620,000
RB (Children’s Hospital of Wisconsin) Series 2017 (LIQ: ROYAL BANK OF CANADA)	c,d	1.54%		07/06/18	5,125,000	5,125,000
RB (Froedtert & Community Health) Series 2009C (ESCROW) (LIQ: BANK OF AMERICA NA)	c,d	1.56%		07/06/18	15,785,000	15,785,000
RB (Froedtert & Community Health) Series 2009C (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.54%		07/06/18	14,200,000	14,200,000
RB (Froedtert Health) Series 2012A (LIQ: ROYAL BANK OF CANADA)	c,d	1.54%		07/06/18	5,275,000	5,275,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Mequon Jewish Campus) Series 2003 (LOC: JPMORGAN CHASE BANK NA)	b	1.60%		07/06/18	10,300,000	10,300,000
RB (Univ of Wisconsin Medical Fdn) Series 2000 (LOC: JPMORGAN CHASE BANK NA)	b	1.63%		07/06/18	4,165,000	4,165,000
Wisconsin Housing & Economic Development Auth
Home Ownership RB Series 2003B (LIQ: FEDERAL HOME LOAN BANKS)	b	1.60%		07/06/18	14,355,000	14,355,000
Housing RB Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	b	1.60%		07/06/18	4,735,000	4,735,000
Housing RB Series 2008G (LIQ: JPMORGAN CHASE BANK NA)	b	1.60%		07/06/18	9,740,000	9,740,000
Housing RB Series 2012B (LIQ: FEDERAL HOME LOAN BANKS)	b	1.51%		07/06/18	1,335,000	1,335,000
M/F Housing Bonds Series 2007A (LIQ: FEDERAL HOME LOAN BANKS)	b	1.54%		07/06/18	6,735,000	6,735,000
M/F Housing Bonds Series 2007C (LIQ: FEDERAL HOME LOAN BANKS)	b	1.54%		07/06/18	5,825,000	5,825,000
						128,490,000
Wyoming 0.8%
Green River
RB (Rhone-Poulenc) Series 1994 (LOC: BANK OF AMERICA NA)	b	1.61%		07/06/18	11,400,000	11,400,000
Lincoln Cnty
Pollution Control Refunding RB (ExxonMobil) Series 2014	b	1.65%		07/02/18	31,390,000	31,390,000
Sublette Cnty
Pollution Control Refunding RB (Exxon Mobil) Series 2014	b	1.65%		07/02/18	1,125,000	1,125,000
Refunding RB (ExxonMobil) Series 2014	b	1.60%		07/02/18	6,100,000	6,100,000
Sweetwater Cnty
RB (Simplot Phosphates) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)	b	1.58%		07/06/18	32,700,000	32,700,000
Uinta Cnty
Refunding RB (Chevron USA) Series 1993	b	1.53%		07/02/18	10,990,000	10,990,000
Wyoming Community Development Auth
Housing RB 2007 Series 11 (LIQ: FEDERAL HOME LOAN BANKS)	b	1.61%		07/06/18	5,800,000	5,800,000
Housing RB 2007 Series 6 (LIQ: FEDERAL HOME LOAN BANKS)	b	1.61%		07/06/18	6,075,000	6,075,000
Housing RB 2007 Series 8 (LIQ: FEDERAL HOME LOAN BANKS)	b	1.61%		07/06/18	9,955,000	9,955,000
						115,535,000
Other Investments 2.3%
Nuveen AMT-Free Municipal Credit Income Fund
Variable Rate Demand Preferred Shares Series 4 (LOC: CITIBANK NA)	b,c	1.61%		07/06/18	29,500,000	29,500,000
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 4 (LOC: BARCLAYS BANK PLC)	b,c	1.60%		07/06/18	45,700,000	45,700,000
Nuveen Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 2 (LOC: BARCLAYS BANK PLC)	b,c	1.66%		07/06/18	130,100,000	130,100,000
Variable Rate Demand Preferred Shares Series 3 (LOC: BARCLAYS BANK PLC)	b,c	1.66%		07/06/18	27,000,000	27,000,000
Western Asset Intermediate Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	b,c	1.66%		07/06/18	24,200,000	24,200,000

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Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Western Asset Managed Municipals Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	b,c	1.66%		07/06/18	71,000,000	71,000,000
Western Asset Municipal Partners Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	b,c	1.66%		07/06/18	12,600,000	12,600,000
						340,100,000
Total Variable-Rate Municipal Securities
(Cost $12,773,896,049)						12,773,896,049
a	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
b	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,712,280,557 or 31.5% of net assets.
d	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
e	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
S/F —	Single-family
SIFMA —	Securities Industry and Financial Markets Association
TAN —	Tax anticipation note
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

At June 30, 2018, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2018. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

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Schwab Municipal Money Fund
Statement of Assets and Liabilities

As of June 30, 2018; unaudited
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$15,181,235,809
Cash		3,010,092
Receivables:
Fund shares sold		105,759,188
Interest		40,261,316
Prepaid expenses	+	521,482
Total assets		15,330,787,887
Liabilities
Payables:
Investments bought		241,179,406
Investments bought — Delayed delivery		99,339,782
Investment adviser and administrator fees		2,251,157
Shareholder service fees		164,761
Fund shares redeemed		41,332,133
Distributions to shareholders		7,108,159
Accrued expenses	+	192,266
Total liabilities		391,567,664
Net Assets
Total assets		15,330,787,887
Total liabilities	–	391,567,664
Net assets		$14,939,220,223
Net Assets by Source
Capital received from investors		14,939,733,148
Net realized capital losses		(512,925)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$3,709,053,162		3,708,206,753		$1.00
Investor Shares	$1,867,352,076		1,866,934,490		$1.00
Ultra Shares	$9,362,814,985		9,360,713,931		$1.00

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Schwab Municipal Money Fund
Statement of Operations

For the period January 1, 2018 through June 30, 2018; unaudited
Investment Income
Interest		$107,736,993
Expenses
Investment adviser and administrator fees		24,670,262
Shareholder service fees:
Sweep Shares		7,410,856
Investor Shares		1,048,787
Registration fees		377,979
Portfolio accounting fees		178,840
Custodian fees		103,696
Shareholder reports		64,193
Transfer agent fees		63,369
Professional fees		46,023
Independent trustees’ fees		34,904
Interest expense		1,313
Other expenses	+	85,075
Total expenses		34,085,297
Expense reduction by CSIM and its affiliates	–	10,726,180
Net expenses	–	23,359,117
Net investment income		84,377,876
Realized Gains (Losses)
Net realized gains on investments		114,012
Increase in net assets resulting from operations		$84,491,888

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Schwab Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/18-6/30/18		1/1/17-12/31/17
Net investment income		$84,377,876	$62,293,948
Net realized gains	+	114,012	338,006
Increase in net assets from operations		84,491,888	62,631,954
Distributions to Shareholders1
Distributions from net investment income
Sweep Shares		(26,876,615)	(32,034,328)
Investor Shares		(7,388,181)	(2,934,293)
Select Shares		—	(3,580,236)
Ultra Shares	+	(50,113,080)	(23,745,091)
Total distributions from net investment income		(84,377,876)	(62,293,948)
Transactions in Fund Shares*,1
Shares Sold
Sweep Shares		11,647,535,271	24,843,768,226
Investor Shares		2,101,735,389	664,347,149
Select Shares		—	950,354,073
Ultra Shares	+	10,075,941,142	7,388,427,132
Total shares sold		23,825,211,802	33,846,896,580
Shares Reinvested
Sweep Shares		25,301,978	32,006,939
Investor Shares		4,727,720	2,328,183
Select Shares		—	2,763,195
Ultra Shares	+	34,847,529	18,397,973
Total shares reinvested		64,877,227	55,496,290
Shares Redeemed
Sweep Shares		(17,225,737,687)	(25,353,120,127)
Investor Shares		(1,061,381,695)	(363,981,445)
Select Shares		—	(1,469,283,822)
Ultra Shares	+	(6,581,356,121)	(3,594,714,417)
Total shares redeemed		(24,868,475,503)	(30,781,099,811)
Net transactions in fund shares		(978,386,474)	3,121,293,059
Net Assets
Beginning of period		15,917,492,685	12,795,861,620
Total increase or decrease	+	(978,272,462)	3,121,631,065
End of period		$14,939,220,223	$15,917,492,685
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Effective November 17, 2017, all outstanding Select Shares valued at $866,342,800 merged with Ultra Shares.

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Schwab AMT Tax-Free Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/18– 6/30/18*	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	—	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.40% [3]	0.29%	0.04%	0.02%	0.02%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.57% [4]	0.60% [5]	0.40% [6]	0.08% [6]	0.09% [6]	0.15% [6]
Gross operating expenses	0.60% [4]	0.67%	0.70%	0.70%	0.70%	0.70%
Net investment income (loss)	0.78% [4]	0.28%	0.04%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$881	$2,301	$2,905	$3,731	$3,690	$3,528

Investor Shares	1/1/18– 6/30/18*	1/1/17– 12/31/17[7]	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01 [1]	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	—	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.51% [3]	0.48%	0.12%	0.02%	0.02%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35% [4]	0.42% [5]	0.34% [6]	0.08% [6]	0.09% [6]	0.15% [6]
Gross operating expenses	0.50% [4]	0.55%	0.57%	0.57%	0.57%	0.57%
Net investment income (loss)	1.04% [4]	0.48%	0.13%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$985	$632	$519	$403	$468	$539
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
6
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
7
Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.

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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 18.0% of net assets
Alabama 0.5%
Huntsville Healthcare Auth
CP		1.44%		07/11/18	3,500,000	3,500,000
CP		1.37%		08/06/18	5,000,000	5,000,000
						8,500,000
California 1.3%
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		1.70%		09/13/18	9,220,000	9,220,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2009B2		1.73%		10/02/18	8,000,000	8,000,000
RB (Kaiser Permanente) Series 2009B3		1.73%		10/02/18	7,500,000	7,500,000
						24,720,000
Colorado 0.1%
Colorado Springs Utilities System
CP Notes Series B (LOC: BANK OF AMERICA NA)		1.20%		07/11/18	1,400,000	1,400,000
Delaware 1.2%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		1.25%		07/09/18	23,305,000	23,305,000
District of Columbia 0.4%
District of Columbia Water & Sewer Auth
Extendible CP Series A		1.31%	08/02/18	03/01/19	7,500,000	7,500,000
Florida 0.8%
Florida Dept of Transportation
Bridge Construction Bonds Series 2017A		5.00%		07/01/18	3,885,000	3,885,000
Turnpike RB Series 2013C		5.00%		07/01/18	5,000,000	5,000,000

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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Kissimmee Utility Auth
CP Notes Series B (LIQ: JPMORGAN CHASE BANK NA)		1.64%		07/06/18	7,000,000	7,000,000
						15,885,000
Georgia 0.1%
Atlanta Airport
2nd Lien Passenger Facility Charge & 3rd Lien CP Series D (LOC: BANK OF AMERICA NA)		1.56%		08/07/18	1,161,000	1,161,000
Hawaii 0.3%
Honolulu
GO CP Series B2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.32%		07/10/18	6,500,000	6,500,000
Idaho 0.2%
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013ID		1.80%		08/01/18	3,000,000	3,000,000
Illinois 0.4%
Illinois Finance Auth
Pooled Program CP (LOC: NORTHERN TRUST COMPANY (THE))		1.39%		08/29/18	6,660,000	6,660,000
RB (Advocate Health) Series 2008C-3B		1.05%		07/30/18	350,000	349,845
						7,009,845
Louisiana 0.3%
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984B (LOC: WELLS FARGO BANK NA)		1.80%		03/15/19	5,000,000	5,000,000
Michigan 0.5%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1		1.40%		09/04/18	9,800,000	9,800,000
New Jersey 0.1%
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2018-B1B		3.25%		10/31/18	1,000,000	1,005,200
Cnty-Guaranteed Pooled Notes Series 2018-B1B		3.00%		06/04/19	1,600,000	1,616,679
						2,621,879
New York 2.6%
Bellmore UFSD
BAN 2018		3.00%		06/28/19	3,500,000	3,542,163
East Irondequoit CSD
BAN 2018		2.75%		06/28/19	3,000,000	3,029,137
Enlarged Troy SD
BAN 2018		3.50%		06/12/19	4,000,000	4,062,346
Kenmore Tonawanda UFSD
BAN 2018		3.00%		06/13/19	7,000,000	7,079,495
Liverpool CSD
BAN 2018		3.00%		06/28/19	4,500,000	4,555,990

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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York State Power Auth
CP Series 1&2		1.48%		07/19/18	4,500,000	4,500,000
CP Series 1&2		1.64%		08/16/18	14,389,000	14,389,000
Washingtonville CSD
GO BAN 2018		2.75%		06/26/19	4,500,000	4,543,463
Westhill CSD
BAN 2018B	a	3.00%		07/05/19	3,000,000	3,036,540
						48,738,134
Ohio 0.6%
Franklin Cnty
RB (Trinity Health) Series 2013OH		1.80%		08/01/18	5,000,000	5,000,000
Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)		1.80%		02/01/19	6,480,000	6,480,000
						11,480,000
Pennsylvania 0.8%
Pennsylvania State Univ
Refunding RB Series 2009B		1.73%		06/01/19	15,835,000	15,835,000
Tennessee 0.2%
Metro Government of Nashville & Davidson Cnty
GO CP Series B2 (LIQ: MUFG UNION BANK NA)		1.24%		07/09/18	3,000,000	3,000,000
Texas 6.6%
Frisco ISD
ULT GO Refunding Bonds Series 2011A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/18	100,000	100,310
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C2		1.60%		07/03/18	26,795,000	26,795,000
Leander ISD
ULT Refunding Bonds Series 2013A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		1.45%		08/15/18	190,000	189,668
San Antonio
Electric & Gas Systems CP Series C (LIQ: MUFG BANK LTD)		1.56%		07/05/18	5,000,000	5,000,000
Electric & Gas Systems CP Series C (LIQ: MUFG BANK LTD)		1.30%		08/02/18	5,580,000	5,580,000
Water System CP Series A (LIQ: MUFG BANK LTD)		1.40%		09/06/18	32,700,000	32,700,000
Texas
TRAN Series 2017		4.00%		08/30/18	52,250,000	52,446,663
						122,811,641
Utah 1.0%
Intermountain Power Agency
CP Series B (LIQ: BANK OF AMERICA NA)		1.78%		09/19/18	10,000,000	10,000,000
CP Series B1 (LIQ: BANK OF AMERICA NA)		1.70%		07/12/18	7,900,000	7,900,000
						17,900,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Washington 0.0%
Washington
COP Series 2013A		5.00%		07/01/18	505,000	505,000
GO Bonds Series 2009B		5.00%		07/01/18	200,000	200,000
						705,000
Total Fixed-Rate Municipal Securities
(Cost $336,872,499)						336,872,499

Variable-Rate Municipal Securities 81.7% of net assets
Alabama 4.9%
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	4,540,000	4,540,000
Birmingham Water Works Board
Sr Water Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	b	1.66%	07/05/18	07/19/18	5,955,000	5,955,000
Water RB Series 2011 (LIQ: BARCLAYS BANK PLC)	b,c	1.55%		07/06/18	2,900,000	2,900,000
Water RB Series 2013B (LIQ: BARCLAYS BANK PLC)	b,c	1.55%		07/06/18	10,310,000	10,310,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)	d	1.54%		07/06/18	10,000,000	10,000,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK AB)	d,e	1.54%		07/06/18	40,000,000	40,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)	d	1.54%		07/06/18	15,960,000	15,960,000
Troy Health Care Auth
Lease RB (Southeast AL Rural Health Assoc) Series 2003 (LOC: FEDERAL HOME LOAN BANKS)	d	1.55%		07/06/18	1,550,000	1,550,000
						91,215,000
Arizona 0.3%
Arizona Health Facilities Auth
RB (Banner Health) Series 2008AD & 2012A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	3,065,000	3,065,000
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	3,120,000	3,120,000
						6,185,000
California 1.8%
California Health Facilities Financing Auth
Refunding RB (Stanford Hospital) Series 2010B (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	2,000,000	2,000,000
California Statewide Communities Development Auth
Gas Supply RB Series 2010B (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.61%	07/05/18	09/04/18	24,005,000	24,005,000
Los Angeles Dept of Water & Power
Water System RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	4,700,000	4,700,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
San Francisco
Refunding COP Series 2010A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	3,340,000	3,340,000
						34,045,000
Colorado 4.6%
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP PARIBAS SA)	d	1.58%		07/06/18	16,535,000	16,535,000
Colorado Health Facilities Auth
RB (Children’s Hospital Colorado) Series 2016B (LOC: JPMORGAN CHASE BANK NA)	b,c	1.60%		07/02/18	11,900,000	11,900,000
RB (Sisters of Charity of Leavenworth Health) Series 2010A (LIQ: ROYAL BANK OF CANADA)	b,c	1.54%		07/06/18	5,670,000	5,670,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	7,000,000	7,000,000
Denver
Wastewater Enterprise RB Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	1.58%		07/02/18	880,000	880,000
Denver SD #1
GO Refunding Bonds Series 2005A (LIQ: STATE STREET BANK AND TRUST COMPANY)	b,c	1.55%		07/05/18	12,240,000	12,240,000
Denver Water Board
Water RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	b	1.66%	07/05/18	09/06/18	1,715,000	1,715,000
Sheridan Redevelopment Agency
Tax Increment Refunding RB (South Santa Fe Drive) Series 2011A1 (LOC: JPMORGAN CHASE BANK NA)	d	1.60%		07/06/18	8,700,000	8,700,000
Univ of Colorado
Enterprise RB Series 2014A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	12,625,000	12,625,000
Univ of Colorado Hospital Auth
Refunding RB Series 2017A (LIQ: CITIBANK NA)	b,c	1.55%		07/06/18	8,765,000	8,765,000
						86,030,000
Connecticut 0.9%
Connecticut Development Auth Airport
Hotel Refunding RB Series 2006A (LOC: TD BANK NA)	d	1.52%		07/06/18	9,400,000	9,400,000
Connecticut Health & Educational Facilities Auth
RB (Trinity Health) Series 2016CT (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.55%		07/06/18	3,750,000	3,750,000
Connecticut HFA
Housing Mortgage Finance Program Series 2015A (LIQ: BANK OF AMERICA NA)	b,c	1.54%		07/06/18	3,750,000	3,750,000
						16,900,000
District of Columbia 1.2%
District of Columbia
GO Bonds Series 2008E (LIQ: BANK OF AMERICA NA)	b,c	1.54%		07/06/18	3,305,000	3,305,000
GO Refunding Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	b	1.66%	07/05/18	08/30/18	1,000,000	1,000,000
Income Tax Secured Refunding RB Series 2012B (LIQ: CITIBANK NA)	b,c	1.55%		07/06/18	6,200,000	6,200,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
District of Columbia Water & Sewer Auth
Public Utility RB Series 1998 (LIQ: CITIBANK NA)	b,c	1.55%		07/06/18	6,200,000	6,200,000
Public Utility Sub Lien RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	6,285,000	6,285,000
						22,990,000
Florida 1.6%
Clearwater
Water & Sewer Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	b	1.66%	07/05/18	08/30/18	1,990,000	1,990,000
Orange Cnty IDA
IDRB (Central Florida Kidney Centers) Series 2000 (LOC: SUNTRUST BANK)	d	1.56%		07/06/18	3,250,000	3,250,000
Orlando-Orange Cnty Expressway Auth
RB Series 2007A (ESCROW) (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	b,c	1.55%		07/06/18	19,700,000	19,700,000
Sarasota Cnty
RB (Planned Parenthood) Series 2007 (LOC: BMO HARRIS BANK NA)	d	1.57%		07/06/18	5,230,000	5,230,000
						30,170,000
Georgia 1.0%
Atlanta
Water & Wastewater Refunding RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	14,870,000	14,870,000
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2017C (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	b	1.66%	07/05/18	08/16/18	4,000,000	4,000,000
						18,870,000
Hawaii 0.2%
Hawaii
GO Bonds Series 2016FG (LIQ: ROYAL BANK OF CANADA)	b,c	1.55%		07/06/18	3,900,000	3,900,000
Illinois 7.9%
Bartlett Special Service Area #1
ULT GO Bonds Series 2004 (LOC: FIFTH THIRD BANK (OHIO))	d	1.64%		07/06/18	5,550,000	5,550,000
Bolingbrook
Tax Increment Jr Lien RB Series 2005 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	d	1.59%		07/06/18	1,330,000	1,330,000
Illinois Finance Auth
Insured RB (Children’s Memorial Hospital) Series 2008A (ESCROW) (LIQ: BANK OF AMERICA NA)	b,c	1.61%		07/06/18	8,280,000	8,280,000
RB (Advocate Health) Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	9,000,000	9,000,000
RB (Chicago Zoological Society-Brookfield Zoo) Series 1995 (LOC: NORTHERN TRUST COMPANY (THE))	d	1.59%		07/06/18	4,420,000	4,420,000
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))	d	1.60%		07/06/18	3,500,000	3,500,000
RB (North Shore Country Day School) Series 2003 (LOC: BMO HARRIS BANK NA)	d	1.59%		07/06/18	1,150,000	1,150,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Northwestern Memorial Healthcare) Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	5,600,000	5,600,000
RB (Northwestern Memorial Hospital) Series 2009A (ESCROW) (LIQ: BARCLAYS BANK PLC)	b,c	1.54%		07/06/18	3,950,000	3,950,000
RB (Northwestern Memorial Hospital) Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	12,990,000	12,990,000
RB (Perspectives Charter School) Series 2003 (LOC: BMO HARRIS BANK NA)	d	1.60%		07/06/18	3,700,000	3,700,000
RB (Univ of Chicago Medical Center) Series 2011C (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	8,625,000	8,625,000
Illinois Housing Development Auth
M/F Housing RB (Brookhaven Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	d	1.67%		07/06/18	8,605,000	8,605,000
Illinois Regional Transportation Auth
GO Bonds Series 2000A (LIQ: BANK OF AMERICA NA)	b,c	1.59%		07/06/18	6,665,000	6,665,000
GO Refunding Bonds Series 1999 (LIQ: CITIBANK NA)	b,c	1.56%		07/06/18	9,900,000	9,900,000
Illinois Toll Highway Auth
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	6,185,000	6,185,000
Sr RB Series 2014B (LIQ: STATE STREET BANK AND TRUST COMPANY)	b,c	1.54%		07/06/18	8,000,000	8,000,000
Sr RB Series 2014C (LIQ: CITIBANK NA)	b,c	1.54%		07/06/18	6,770,000	6,770,000
Sr RB Series 2014D (LIQ: ROYAL BANK OF CANADA)	b,c	1.56%		07/06/18	4,165,000	4,165,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.55%		07/06/18	10,000,000	10,000,000
Sr RB Series 2015B (LIQ: ROYAL BANK OF CANADA)	b,c	1.56%		07/06/18	3,100,000	3,100,000
Metropolitan Water Reclamation District of Greater Chicago
LT GO Bonds Series 2011B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.66%		07/06/18	6,000,000	6,000,000
ULT GO Bonds Series 2014A&B (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.58%		07/06/18	735,000	735,000
ULT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		07/06/18	7,000,000	7,000,000
ULT GO Bonds Series 2016C (LIQ: BARCLAYS BANK PLC)	b,c	1.59%		07/06/18	3,045,000	3,045,000
						148,265,000
Indiana 2.3%
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012 (LOC: COBANK ACB)	d	1.56%		07/06/18	28,500,000	28,500,000
Refunding & RB (Trinity Health) Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	7,500,000	7,500,000
Refunding RB (Trinity Health) Series 2009A & 2010B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	7,055,000	7,055,000
						43,055,000
Iowa 2.4%
Iowa
Special Obligation Bonds Series 2009A (ESCROW) (LIQ: BARCLAYS BANK PLC)	b,c	1.59%		07/06/18	3,000,000	3,000,000
Iowa Finance Auth
Midwestern Disaster Area RB (Cargill) Series 2009B	d	1.54%		07/06/18	15,259,000	15,259,000
Midwestern Disaster Area RB (Cargill) Series 2012A	d	1.54%		07/06/18	16,900,000	16,900,000
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: COBANK ACB)	d	1.54%		07/06/18	10,000,000	10,000,000
						45,159,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Kansas 0.8%
Burlington
Environmental Improvement Refunding RB (Kansas City Power & Light Co) Series 2007A (LOC: MIZUHO BANK LTD)	d	1.63%		07/06/18	14,400,000	14,400,000
Louisiana 1.7%
Ascension Parish IDB
RB (BASF SE) Series 2009	d,e	1.57%		07/06/18	15,000,000	15,000,000
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Louise S. McGehee School) Series 2010 (LOC: FEDERAL HOME LOAN BANKS)	d	1.54%		07/06/18	4,760,000	4,760,000
Shreveport Home Mortgage Auth
M/F Housing Refunding RB (Summer Pointe) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	d	1.53%		07/06/18	3,270,000	3,270,000
St. Tammany Parish Development District
RB (BCS Development) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)	d	1.54%		07/06/18	3,090,000	3,090,000
RB (Main St Holdings) Series 2006A (LOC: FEDERAL HOME LOAN BANKS)	d	1.54%		07/06/18	4,770,000	4,770,000
						30,890,000
Maryland 1.1%
Baltimore Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	b	1.66%	07/05/18	07/26/18	3,705,000	3,705,000
Howard Cnty
Recovery Zone Facility RB (Meadowridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	d	1.56%		07/06/18	7,660,000	7,660,000
Maryland Health & Higher Educational Facilities Auth
Pooled Program RB Series 1994D (LOC: BANK OF AMERICA NA)	d	1.61%		07/06/18	55,000	55,000
Maryland Transportation Auth
Transportation Facilities Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	b	1.66%	07/05/18	07/26/18	6,570,000	6,570,000
Univ System of Maryland
Auxiliary Facility & Tuition RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	b	1.66%	07/05/18	09/13/18	1,690,000	1,690,000
						19,680,000
Massachusetts 0.8%
Massachusetts
GO Bonds Series 2016I (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.55%		07/06/18	3,335,000	3,335,000
GO Refunding Bonds Series 2017A (SIFMA Municipal Swap Index + 0.47%)		1.98%	07/05/18	02/01/19	5,580,000	5,584,399
Massachusetts HFA
Housing Bonds Series 2016I (LIQ: BARCLAYS BANK PLC)	b,c	1.54%		07/06/18	5,000,000	5,000,000
Massachusetts Water Resources Auth
Sub Refunding RB Series 2002C (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	d	1.52%		07/02/18	800,000	800,000
						14,719,399

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Michigan 5.7%
Detroit
Sewer Disposal System 2nd Lien RB Series 2005A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	b,c	1.55%		07/06/18	5,775,000	5,775,000
Sewer Disposal System 2nd Lien RB Series 2006A&B (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	b,c	1.55%		07/06/18	18,150,000	18,150,000
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI3 (LOC: ROYAL BANK OF CANADA)	b,c,e	1.54%		07/06/18	26,245,000	26,245,000
Hospital Refunding RB (Trinity Health) Series 2016MI (LIQ: CITIBANK NA)	b,c	1.54%		07/06/18	4,210,000	4,210,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: BARCLAYS BANK PLC)	b,c	1.54%		07/06/18	5,110,000	5,110,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: CITIBANK NA)	b,c	1.54%		07/06/18	3,750,000	3,750,000
Hospital Refunding RB (Trinity Health) Series A 2017MI (LIQ: BANK OF AMERICA NA)	b,c	1.56%		07/06/18	5,875,000	5,875,000
RB (Univ of Detroit Mercy) Series 2011 (LOC: COMERICA BANK)	d	1.56%		07/06/18	2,945,000	2,945,000
Michigan Hospital Finance Auth
Refunding RB (Ascension Health) Series 2010F-6 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	4,450,000	4,450,000
Michigan State Univ
General RB Series 2013A (LIQ: STATE STREET BANK AND TRUST COMPANY)	b,c	1.54%		07/06/18	5,000,000	5,000,000
Michigan Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: MUFG BANK LTD)	d	1.55%		07/06/18	14,200,000	14,200,000
Univ of Michigan
General RB Series 2015 (LIQ: CITIBANK NA)	b,c	1.54%		07/06/18	4,000,000	4,000,000
General RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	5,971,500	5,971,500
						105,681,500
Minnesota 1.4%
East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009 (LOC: COBANK ACB)	d	1.55%		07/06/18	8,325,000	8,325,000
St. Louis Park
M/F Housing Refunding RB (Knollwood Place Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	d	1.59%		07/06/18	12,300,000	12,300,000
M/F Housing Refunding RB (Parkshore Sr Campus) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	d	1.59%		07/06/18	5,865,000	5,865,000
						26,490,000
Mississippi 0.8%
Jackson Cnty
Pollution Control Refunding RB (Chevron) Series 1993	d	1.65%		07/02/18	415,000	415,000
Mississippi Business Finance Corp
IDRB (Chevron) Series 2010H	d	1.65%		07/02/18	1,020,000	1,020,000
IDRB (Chevron) Series 2011B	d	1.65%		07/02/18	3,195,000	3,195,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Mississippi Development Bank
Special Obligation Bonds Series (Marshall Cnty IDA) 2012 (ESCROW) (LIQ: CREDIT SUISSE AG)	b,c	1.54%		07/06/18	10,000,000	10,000,000
						14,630,000
Missouri 1.7%
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health) Series 2013B (LIQ: ROYAL BANK OF CANADA)	b,c	1.54%		07/06/18	28,995,000	28,995,000
St. Charles Cnty IDA
IDRB (Patriot Machine) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	d	1.59%		07/06/18	2,365,000	2,365,000
						31,360,000
Nebraska 1.6%
Custer Cnty
Midwestern Disaster RB (The Andersons) Series 2011 (LOC: US BANK NATIONAL ASSOCIATION)	d	1.57%		07/06/18	21,000,000	21,000,000
Washington Cnty
IDRB (Cargill) Series 2010	d	1.54%		07/06/18	8,480,000	8,480,000
						29,480,000
Nevada 0.6%
Las Vegas Valley Water District
LT GO Water Refunding Bonds Series 2015 (LIQ: STATE STREET BANK AND TRUST COMPANY)	b,c	1.54%		07/06/18	7,440,000	7,440,000
LT GO Water Refunding Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.55%		07/06/18	2,165,000	2,165,000
Nevada
Highway Improvement RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	b	1.66%	07/05/18	09/06/18	2,050,000	2,050,000
						11,655,000
New Jersey 1.5%
New Jersey Economic Development Auth
GO Lease RB (Rutgers Univ) Series 2013 (LIQ: CREDIT SUISSE AG)	b,c	1.54%		07/06/18	3,500,000	3,500,000
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005B & 2006A & School Facilities Construction Refunding Bonds Series 2005K (LOC: STATE STREET BANK AND TRUST COMPANY)	b,c	1.55%		07/05/18	14,055,000	14,055,000
Transportation System RB Series 2006A (LOC: STATE STREET BANK AND TRUST COMPANY)	b,c	1.55%		07/05/18	10,000,000	10,000,000
						27,555,000
New York 7.8%
Columbia
Waterworks & Sewer Refunding RB Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	b	1.66%	07/05/18	07/12/18	5,615,000	5,615,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York City
GO Bonds Fiscal 2005 Series C3 (LIQ: BANK OF AMERICA NA)	b,c	1.54%		07/06/18	4,000,000	4,000,000
GO Bonds Fiscal 2009 Series I1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	8,250,000	8,250,000
GO Bonds Fiscal 2017 Series A6 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	d	1.58%		07/02/18	775,000	775,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2007 Series CC2 (LIQ: BANK OF MONTREAL)	d	1.51%		07/02/18	5,615,000	5,615,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series BB (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	3,750,000	3,750,000
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2018 Series C3 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	6,000,000	6,000,000
Future Tax Secured Sub RB Fiscal 2015 Series B1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	9,920,000	9,920,000
New York Liberty Development Corp
Liberty RB Series 1WTC-2011 (LIQ: JPMORGAN CHASE BANK NA)	b,c,e	1.56%		07/06/18	24,185,000	24,185,000
New York State Dormitory Auth
RB (Columbia Univ) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	3,880,000	3,880,000
State Personal Income Tax RB Series 2008B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	5,360,000	5,360,000
State Personal Income Tax RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	4,000,000	4,000,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	b,c	1.54%		07/06/18	9,000,000	9,000,000
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	b,d	1.58%		07/06/18	9,000,000	9,000,000
Variable Rate Demand Preferred Shares Series 3 (LOC: CITIBANK NA)	b,d	1.58%		07/06/18	32,025,000	32,025,000
Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	d	1.61%		07/06/18	4,730,000	4,730,000
Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal Series 2015A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	4,500,000	4,500,000
Triborough Bridge & Tunnel Auth
General RB Series 2018A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	2,785,000	2,785,000
Utility Debt Securitization Auth
Restructuring Bonds Series 2015 (LIQ: ROYAL BANK OF CANADA)	b,c	1.54%		07/06/18	3,000,000	3,000,000
						146,390,000
North Carolina 0.6%
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B (LIQ: CITIBANK NA)	b,c	1.54%		07/06/18	4,800,000	4,800,000
RB (Duke Univ) Series 2015B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	5,585,500	5,585,500
RB (North Carolina Aquarium Society) Series 2004 (LOC: BANK OF AMERICA NA)	d	1.53%		07/06/18	1,320,000	1,320,000
						11,705,500

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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
North Dakota 0.6%
Fargo
GO Refunding Bonds Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	b	1.66%	07/05/18	07/19/18	12,210,000	12,210,000
Ohio 0.7%
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.55%		07/06/18	2,000,000	2,000,000
Northeast Ohio Regional Sewer District
Wastewater Refunding RB Series 2017 (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.54%		07/06/18	3,165,000	3,165,000
Ohio Higher Educational Facility Commission
Hospital Refunding RB (Cleveland Clinic) Series 2017A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.54%		07/06/18	2,545,000	2,545,000
RB (Case Western Reserve Univ) Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY)	b,c	1.55%		07/05/18	5,000,000	5,000,000
						12,710,000
Oklahoma 0.3%
Tulsa
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	b	1.66%	07/05/18	07/12/18	4,980,000	4,980,000
Oregon 0.8%
Oregon
Business Development RB (Sage Hollow Ranch) Series 223 (LOC: COBANK ACB)	d	1.54%		07/06/18	3,000,000	3,000,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG UNION BANK NA)	d	1.54%		07/06/18	4,990,000	4,990,000
Portland
Water System 1st Lien Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	b	1.66%	07/05/18	09/06/18	3,500,000	3,500,000
Portland CCD
GO Bonds Series 2013 (LIQ: CREDIT SUISSE AG)	b,c	1.54%		07/06/18	3,000,000	3,000,000
						14,490,000
Pennsylvania 1.8%
Adams Cnty IDA
RB (Gettysburg Fdn) Series 2006A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	d	1.56%		07/06/18	10,190,000	10,190,000
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010D (LOC: JPMORGAN CHASE BANK NA)	b,c	1.60%		07/02/18	2,235,000	2,235,000
Chambersburg Municipal Auth
RB (Wilson College) Series 2007 (LOC: BANK OF AMERICA NA)	d	1.55%		07/06/18	3,200,000	3,200,000
Lancaster Cnty Hospital Auth
Sr Living Facility RB (Quarryville Presbyterian Retirement Community) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	d	1.55%		07/06/18	3,980,000	3,980,000

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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
South Central General Auth
RB (Lutheran Social Services) Series 2006 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	d	1.59%		07/06/18	1,995,000	1,995,000
Southcentral General Auth
RB (Hanover Lutheran Retirement Village) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	d	1.56%		07/06/18	8,020,000	8,020,000
RB (Homewood at Hanover) Series 2003 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	d	1.56%		07/06/18	3,855,000	3,855,000
						33,475,000
South Carolina 0.1%
Berkeley Cnty SD
GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	b	1.66%	07/05/18	08/16/18	1,845,000	1,845,000
Tennessee 0.9%
Clarksville Public Building Auth
Pooled Financing RB Series 1995 (LOC: BANK OF AMERICA NA)	d	1.59%		07/06/18	1,000,000	1,000,000
Memphis & Shelby Cnty Sports Auth
Refunding RB (Memphis Arena) Series 2007C&D (LOC: STATE STREET BANK AND TRUST COMPANY)	b,c	1.55%		07/05/18	12,795,000	12,795,000
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: BANK OF AMERICA NA)	b,d	1.59%		07/06/18	465,000	465,000
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: BANK OF AMERICA NA)	d	1.60%		07/06/18	785,000	785,000
Rutherford Cnty
RB (Ascension Health) Series 2010C (LIQ: BARCLAYS BANK PLC)	b,c	1.54%		07/06/18	2,000,000	2,000,000
						17,045,000
Texas 9.5%
Brazos Harbor IDC
Refunding RB (BASF Corp) Series 2001	d	1.57%		07/06/18	12,000,000	12,000,000
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: CREDIT SUISSE AG)	b,c	1.54%		07/06/18	2,500,000	2,500,000
Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	5,000,000	5,000,000
Sub Tier Toll RB Series 2013B (LIQ: ROYAL BANK OF CANADA)	b,c	1.56%		07/06/18	5,270,000	5,270,000
Sub Tier Toll RB Series 2013B (LIQ: STATE STREET BANK AND TRUST COMPANY)	b,c	1.54%		07/06/18	12,000,000	12,000,000
Harris Cnty
Toll Road Sr Lien RB Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	6,850,000	6,850,000
Houston
Water & Sewer System Jr Lien Refunding RB Series 2001B (ESCROW) (LIQ: BANK OF AMERICA NA)	b,c	1.56%		07/06/18	3,000,000	3,000,000
Katy ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	b,c	1.55%		07/06/18	5,010,000	5,010,000
North Central Texas Health Facilities Development Corp
RB (Children’s Medical Center of Dallas) Series 2009 (ESCROW) (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.55%		07/06/18	10,000,000	10,000,000

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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Port Arthur Navigation District IDC
Exempt Facilities RB (Total USA) Series 2010A	d	1.56%		07/06/18	3,200,000	3,200,000
Exempt Facilities RB (Total USA) Series 2011	d,e	1.56%		07/06/18	30,000,000	30,000,000
Exempt Facilities RB (Total USA) Series 2012	d	1.56%		07/06/18	5,400,000	5,400,000
Exempt Facilities RB (Total USA) Series 2012A	d	1.56%		07/06/18	20,000,000	20,000,000
Exempt Facilities RB (Total USA) Series 2012B	d	1.56%		07/06/18	10,000,000	10,000,000
Port of Port Arthur Navigation District
Exempt Facilities RB (Total Petrochemicals USA) Series 2010	d	1.56%		07/06/18	8,100,000	8,100,000
San Antonio
Electric & Gas Systems RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	5,000,000	5,000,000
Water System Jr Lien Refunding & RB Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	b	1.66%	07/05/18	08/23/18	2,150,000	2,150,000
San Antonio Public Facilities Corp
Improvement and Refunding Lease RB Series 2012 (LIQ: STATE STREET BANK AND TRUST COMPANY)	b,c,e	1.54%		07/06/18	13,970,000	13,970,000
Refunding RB Series 2012 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	3,750,000	3,750,000
Texas
GO Refunding Bonds Series 2009D (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	5,000,000	5,000,000
Texas Transportation Commission
GO Bonds Series 2016 (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.55%		07/06/18	2,635,000	2,635,000
Univ of Texas
Revenue Financing System Bonds Series 2016F (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.56%		07/06/18	5,625,000	5,625,000
						176,460,000
Utah 1.7%
Utah Cnty
Hospital RB (IHC Health Services) Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	13,330,000	13,330,000
Hospital RB (IHC Health Services) Series 2016E (LIQ: JPMORGAN CHASE BANK NA)	d	1.55%		07/06/18	200,000	200,000
Utah Housing Corp
M/F Housing RB (Timbergate Apts) Series 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	d	1.57%		07/06/18	15,625,000	15,625,000
Utah Transit Auth
Sales Tax Refunding RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	3,370,000	3,370,000
						32,525,000
Virginia 0.9%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012D (LIQ: CREDIT SUISSE AG)	b,c	1.54%		07/06/18	3,900,000	3,900,000
Hospital Refunding RB (Inova Health) Series 1993A (LIQ: CREDIT SUISSE AG)	b,c	1.54%		07/06/18	3,330,000	3,330,000
Loudoun Cnty
GO Public Improvement Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	b	1.66%	07/05/18	07/12/18	2,000,000	2,000,000

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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Univ of Virginia
General Refunding RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	6,750,000	6,750,000
						15,980,000
Washington 3.7%
Central Puget Sound Regional Transit Auth
Sales Tax & Motor Vehicle Excise Tax Bonds Series 2016S1 (LIQ: CITIBANK NA)	b,c	1.54%		07/06/18	2,665,000	2,665,000
Highline SD #401
ULT GO Bonds Series 2017 (GTY: WASHINGTON (STATE OF)) (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	b	1.66%	07/05/18	07/26/18	2,985,000	2,985,000
King Cnty
LT GO Bonds Series 2009 (ESCROW) (LIQ: BARCLAYS BANK PLC)	b,c	1.55%		07/06/18	2,500,000	2,500,000
Sewer RB Series 2009 (ESCROW) (LIQ: BARCLAYS BANK PLC)	b,c	1.55%		07/06/18	4,000,000	4,000,000
Pierce Cnty Economic Development Corp
IDRB (Frederico Enterprises I) Series 2010 (LOC: HSBC BANK USA NA)	d	1.56%		07/06/18	3,380,000	3,380,000
Seattle
Light & Power RB Series 2018A (LIQ: ROYAL BANK OF CANADA)	b,c	1.54%		07/06/18	6,000,000	6,000,000
Water System Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	b	1.66%	07/05/18	07/26/18	4,000,000	4,000,000
Snohomish Cnty Public Utility District #1
Generation System RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	6,670,000	6,670,000
Washington
GO Bonds Series 2014A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	1,600,000	1,600,000
GO Bonds Series 2015B (LIQ: ROYAL BANK OF CANADA)	b,c	1.54%		07/06/18	3,750,000	3,750,000
GO Bonds Series 2016A1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	5,500,000	5,500,000
GO Bonds Series 2017D (LIQ: WELLS FARGO BANK NA)	b,c	1.54%		07/06/18	2,000,000	2,000,000
GO Bonds Series 2018C (LIQ: CITIBANK NA)	b,c	1.54%		07/06/18	4,000,000	4,000,000
Washington Health Care Facilities Auth
RB (MultiCare Health System) Series 2009A (LIQ: ROYAL BANK OF CANADA)	b,c	1.54%		07/06/18	5,000,000	5,000,000
RB (Providence Health & Services) Series 2014D (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	1,000,000	1,000,000
RB (Providence Heath & Services) Series 2014C (LIQ: BANK OF AMERICA NA)	b,c	1.54%		07/06/18	8,665,000	8,665,000
Refunding RB (Seattle Children’s Hospital) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	5,000,000	5,000,000
						68,715,000
West Virginia 1.9%
Jackson Cnty Commission
IDRB (Armstrong World Industries) Series 2010 (LOC: BANK OF NOVA SCOTIA)	d,e	1.57%		07/06/18	35,000,000	35,000,000
Wisconsin 2.4%
Appleton
Recovery Zone Facility Bonds (Foremost Farms) Series 2010 (LOC: COBANK ACB)	d	1.54%		07/06/18	9,800,000	9,800,000

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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Ascension Health Alliance
RB Series 2016A (LIQ: CITIBANK NA)	b,c	1.54%		07/06/18	3,300,000	3,300,000
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health) Series 2012D (LIQ: CITIBANK NA)	b,c	1.54%		07/06/18	3,000,000	3,000,000
RB (Ascension Sr Credit Group) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	3,000,000	3,000,000
RB (Children’s Hospital of Wisconsin) Series 2008B (ESCROW) (LIQ: BARCLAYS BANK PLC)	b,c	1.55%		07/06/18	2,940,000	2,940,000
RB (Children’s Hospital of Wisconsin) Series 2017 (LIQ: BANK OF AMERICA NA)	b,c	1.56%		07/06/18	4,000,000	4,000,000
RB (Froedtert & Community Health) Series 2009C (ESCROW) (LIQ: ROYAL BANK OF CANADA)	b,c	1.56%		07/06/18	5,000,000	5,000,000
RB (Froedtert & Community Health) Series 2009C (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	4,565,000	4,565,000
RB (Froedtert Health) Series 2012A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	6,665,000	6,665,000
RB (Mequon Jewish Campus) Series 2003 (LOC: JPMORGAN CHASE BANK NA)	d	1.60%		07/06/18	3,020,000	3,020,000
						45,290,000
Other Investment 1.2%
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 4 (LOC: BARCLAYS BANK PLC)	b,d	1.60%		07/06/18	21,900,000	21,900,000
Total Variable-Rate Municipal Securities
(Cost $1,524,045,399)						1,524,045,399
a	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $941,822,000 or 50.5% of net assets.
c	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
d	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
e	All or a portion of this security is designated as collateral for delayed-delivery securities.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
VRDN —	Variable rate demand note

At June 30, 2018, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2018. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

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Schwab AMT Tax-Free Money Fund
Statement of Assets and Liabilities

As of June 30, 2018; unaudited
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$1,860,917,898
Cash		223,941
Receivables:
Interest		6,646,835
Fund shares sold		4,761,381
Prepaid expenses	+	93,322
Total assets		1,872,643,377
Liabilities
Payables:
Investments bought — Delayed delivery		3,036,540
Investment adviser and administrator fees		539,648
Shareholder service fees		26,687
Fund shares redeemed		2,483,216
Distributions to shareholders		778,168
Accrued expenses	+	103,766
Total liabilities		6,968,025
Net Assets
Total assets		1,872,643,377
Total liabilities	–	6,968,025
Net assets		$1,865,675,352
Net Assets by Source
Capital received from investors		1,865,805,469
Net realized capital losses		(130,117)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$880,994,306		880,229,770		$1.00
Investor Shares	$984,681,046		983,830,779		$1.00

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Schwab AMT Tax-Free Money Fund
Statement of Operations

For the period January 1, 2018 through June 30, 2018; unaudited
Investment Income
Interest		$15,922,940
Expenses
Investment adviser and administrator fees		3,887,380
Shareholder service fees:
Sweep Shares		1,916,761
Investor Shares		602,033
Portfolio accounting fees		71,540
Registration fees		61,904
Custodian fees		23,011
Professional fees		21,072
Independent trustees’ fees		15,721
Shareholder reports		15,660
Transfer agent fees		11,736
Interest expense		916
Other expenses	+	19,393
Total expenses		6,647,127
Expense reduction by CSIM and its affiliates	–	871,252
Net expenses	–	5,775,875
Net investment income		10,147,065
Realized Gains (Losses)
Net realized losses on investments		(130,117)
Increase in net assets resulting from operations		$10,016,948

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Schwab AMT Tax-Free Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/18-6/30/18		1/1/17-12/31/17
Net investment income		$10,147,065	$9,864,818
Net realized gains (losses)	+	(130,117)	421,925
Increase in net assets from operations		10,016,948	10,286,743
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(5,967,240)	(7,095,016)
Investor Shares	+	(4,179,825)	(2,769,802)
Total distributions from net investment income		(10,147,065)	(9,864,818)
Distributions from net realized gains
Sweep Shares		—	(60,804)
Investor Shares	+	—	(16,630)
Total distributions from net realized gains		—	(77,434)
Total distributions		(10,147,065)	(9,942,252)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		2,601,880,935	6,351,485,954
Investor Shares	+	796,867,259	641,605,277
Total shares sold		3,398,748,194	6,993,091,231
Shares Reinvested
Sweep Shares		5,628,971	7,148,873
Investor Shares	+	2,782,504	2,123,066
Total shares reinvested		8,411,475	9,271,939
Shares Redeemed
Sweep Shares		(4,026,989,585)	(6,962,443,148)
Investor Shares	+	(447,295,330)	(531,393,195)
Total shares redeemed		(4,474,284,915)	(7,493,836,343)
Net transactions in fund shares		(1,067,125,246)	(491,473,173)
Net Assets
Beginning of period		2,932,930,715	3,424,059,397
Total decrease	+	(1,067,255,363)	(491,128,682)
End of period		$1,865,675,352	$2,932,930,715
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund™	Schwab Investor Money Fund®
Schwab U.S. Treasury Money Fund™	Schwab Variable Share Price Money Fund™
Schwab Treasury Obligations Money Fund™	Schwab Retirement Government Money Fund™
Schwab Advisor Cash Reserves®	Schwab Municipal Money Fund
Schwab Cash Reserves™	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund™
Schwab Retirement Advantage Money Fund®	Schwab New York Municipal Money Fund™
Schwab Municipal Money Fund offers three share classes: Sweep Shares, Investor Shares and Ultra Shares. Schwab AMT Tax-Free Money Fund offers two share classes: Sweep Shares and Investor Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Standards:
In March 2017, the FASB issued Accounting Standards Update “Premium Amortization on Purchased Callable Debt Securities” which amends the amortization period for a callable debt security held at a premium from the maturity date to the earliest call date. The guidance is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management believes these changes will have no impact to the funds.

3. Credit and Liquidity Enhancements:
A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of total assets for each fund’s investments in securities with these types of enhancements, as well as any entities providing enhancements to 10% or greater of investments in securities in each fund.
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
% of investments in securities with credit enhancements or liquidity enhancements	80%	79%
% of investments in securities with credit enhancements or liquidity enhancements 10% or greater from a single institution	10% (JPMorgan Chase Bank NA)	11% (JPMorgan Chase Bank NA)
	10% (Federal National Mortgage Association)

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

3. Credit and Liquidity Enhancements (continued):
For additional information, please refer to the funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit “LOC,” guaranty “GTY” and/or liquidity agreement “LIQ,” respectively, along with the institution providing the enhancement.

4. Risk Factors:
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk. Each fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. A fund may involuntarily redeem any investor who is not a natural person. Each fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” each fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, each fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. A change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. The funds are currently subject to heightened levels of interest rate risk because of the continued economic recovery, along with the fact that the Federal Reserve Board ended its quantitative easing program in 2014, and has begun, and may continue, to raise interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor or liquidity provider of a portfolio investment fails to honor its obligations. Negative perceptions of the ability of an issuer, guarantor or liquidity provider to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. A fund’s investments in securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

4. Risk Factors (continued):
downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
State and Regional Risk. State and regional factors could affect a fund’s performance. To the extent that a fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.
Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities or securities whose interest is subject to the federal alternative minimum tax (AMT) could generate taxable income. Also, some types of municipal securities produce income that is subject to the AMT.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2018, the aggregate advisory fees paid to CSIM by the Schwab Municipal Money Fund and the Schwab AMT Tax-Free Money Fund were 0.31% and 0.33%, respectively, as a percentage of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The Plan also enables the Sweep Shares of the funds to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provides to fund shareholders invested in the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Sweep Shares of the funds are also subject to an annual sweep administration fee up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the funds’ shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
	Shareholder Servicing Fee	Sweep Administration Fee
Sweep Shares	0.15%	0.10%
Investor Shares	0.15%	n/a
Ultra Shares*	n/a	n/a
*	Ultra Shares is only offered by Schwab Municipal Money Fund.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
Sweep Shares	0.57%	0.57%
Investor Shares	0.35%	0.35%
Ultra Shares*	0.19%	n/a
*	Ultra Shares is only offered by Schwab Municipal Money Fund.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex (for definition refer to Trustees and Officers section) when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2018, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab Municipal Money Fund	$252,852,061	$—
Schwab AMT Tax-Free Money Fund	149,085,589	(46,661)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $605 million line of credit (the Syndicated Credit Facility), maturing on October 4, 2018. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which matures on November 30, 2018. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. The funds may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:
As of June 30, 2018, the tax basis cost of the funds’ investments was as follows:
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
Tax cost	$15,181,235,809	$1,860,917,898

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2017, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
No expiration	$626,937	$—
Total	$626,937	$—
As of December 31, 2017, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2017, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including the Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives extensive data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds, operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 26, 2018, and June 5, 2018, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 5, 2018. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered information provided by CSIM relating to the Funds’ portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s infrastructure. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Funds and certain of their shareholders. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered the Funds’ performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap as well as using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, which may include exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and its affiliates have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered contractual investment advisory fee schedules with respect to the Funds that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and its affiliates that are designed to pass along potential economies of scale to Fund shareholders. Specifically, the Board considered recent expense cap reductions effective October 3, 2017, as well as CSIM and its affiliates previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, and (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and its affiliates as discussed above, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 107 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	107	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (public policy think tank) (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	107	Director, Gilead Sciences, Inc. (2005 – present)
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman, TIAA Charitable (financial services) (2014 – 2016); Senior Managing Director, TIAA (financial services) (2003 – 2016).	107	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	107	None

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	107	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	107	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	107	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	107	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Co-CEO, Colgin Cellars, LLC (vineyards) (Feb. 1998 – present).	107	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director (May 2008 – present), President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	107	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).	107	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present), Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President, Charles Schwab & Co., Inc. (July 2015 – present); Chief Financial Officer (July 2015 – Aug. 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	107	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (investment management firm) (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (investment management firm) (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of CSIM. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow  The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
Guaranty (GTY)  An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
Letter of Credit (LOC)  An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
Liquidity (LIQ)  A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities  High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes  Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes  Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond  A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP)  Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Notes

Notes

Notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

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[1]	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR25720-16
00213099

Semiannual Report  |  June 30, 2018
Schwab Municipal Money Funds

Schwab California Municipal
Money Fund™
Schwab New York Municipal
Money Fund™

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab Municipal Money Funds
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
As an investor, sometimes it can be difficult to differentiate between what news is important and what isn’t. This year has brought no shortage of domestic and international developments for the markets to digest, and stock prices have moved between peaks and valleys frequently as a result.
All of the headline noise has distracted from one of the biggest stories for money market investors in recent months: rising yields. So far this year through June, the Federal Reserve has increased short-term rates twice, meaning it has now hiked rates seven times since it started the current cycle in December 2015. This has boosted the appeal of money market funds, one of the portfolio tools that investors turn to for cash management and also during periods of increased volatility. Yields for such funds, including tax-exempt ones, are now much higher than they were just a year ago. Also, we believe that as a result of the expense reductions that occurred in October of last year, investors in Schwab Municipal Money Funds may benefit even more.
At Charles Schwab Investment Management, we encourage investors not only to pay attention to their costs of investing and tax efficiency but also to periodically check in on their investments to ensure they are continuing to meet their needs as part of a long-term plan. We believe this is an important exercise for all types of investments, particularly in an environment of rising interest rates, when returns from allocations to cash and money market funds may be more attractive. The prolonged period of near-record-low yields that followed the global financial crisis may have discouraged some investors from using money market funds for their short-term cash needs. With rates now rising, investors might now benefit from giving them another look.
The portfolio managers who oversee the Schwab Municipal Money Funds are constantly undertaking their own reassessments. Through a disciplined investment process, each fund’s portfolio is regularly analyzed in light of market conditions. When interest rates are rising or are expected to, our portfolio managers will often adjust the funds’ holdings in pursuit of their goals of stability of capital, liquidity and current income, within the limits of each fund’s investment objective and policies.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Municipal Money Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ So far this year through June, the Federal Reserve has increased short-term rates twice, meaning it has now hiked rates seven times since it started the current cycle in December 2015.”
Management views may have changed since the report date.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab Municipal Money Funds
State Investment Environment

California
California’s financial position is strong having benefitted from about nine years of solid economic growth coupled with disciplined spending. Although the new 2019 budget reflects ongoing fiscal restraint, continued uncertainty over federal policy in addition to spending pressures compete with the Governor’s goal to increase the state’s reserves.
California’s 2018 budget was designed to position the state for the next economic recession, with much of the projected growth in general fund revenues targeted for increased funding for K-12 and community college education, with the balance set aside for reserves and one-time spending. The 2018 budget anticipated the state would end the year (at June 30, 2018) with $10.9 billion of reserves. Updated projections indicate that general fund revenues outperformed expectations by about 6%. As such, the state projects it closed 2018 with reserves of nearly $17.9 billion, of which $9.4 billion, or 6.8% of annual spending, is in the rainy day fund.
Governor Jerry Brown’s final budget projects the state will receive $137.7 billion in general fund revenue in fiscal 2019, up 3.9% from fiscal 2018. General fund support of K-12 education grows by $1.9 billion to over $55.9 billion. This increase fulfills a plan to meet targeted state funding for K-12 education two years ahead of schedule based on a 2013 revised funding plan to give school districts greater local control on spending. The budget also includes an additional 6% of support ($959 million) from the general fund for higher education including community colleges and the University of California and California State University systems. The budget includes a nearly $4.4 billion deposit to the rainy day fund which would bring it to almost $13.8 billion, or 10% of tax revenues, California’s constitutional target for full funding. Total reserves would be a very strong $17.1 billion, or 12% of spending. The budget reflects the temporary boost in revenue estimates from the federal tax code revisions; however, the budget emphasized that the long-term impact could adversely impact economic growth. Uncertainties remain in the budget, due to the state’s current relationship with the federal government and the as yet unknown federal funding levels for Medicaid.
As in other states, many of California’s cities, counties, school districts, as well as water and sewer systems, public and private universities, and non-profit health systems issue bonds. Most California school districts and community college districts receive the bulk of their total funding from the state, but their general obligation bonds are secured by dedicated local property tax levies and are not paid from state funds. The state projects that statewide assessed property values will have increased 6.0% in fiscal 2018 and will grow 5.6% in fiscal 2019. However, that rate of growth varies significantly by region, with some areas still below pre-recession valuation levels.
Counties have substantially rebuilt their financial positions from growth in their property tax bases and other revenues which allowed them to restore some services that were cut during the recession when the state reduced its funding for counties. The outlook for many of California’s cities has improved as well, with stronger growth in sales and business taxes. However, both cities and counties continue to face cost pressures especially in the areas of pensions and healthcare benefits.
California’s economy has significantly rebounded from the last recession and is growing at a moderate pace. The state gained 199,900 jobs from May 2017 to May 2018, a 1.1% increase, which is lower than the national job growth rate of 1.6% for the period. California’s unemployment rate declined to 4.2% in May 2018, down from 4.9% in May 2017, but remains above the national average of 3.6%.
With its diversified economy and strong finances, California’s credit quality has been on an upward trend after years of managing structural budget imbalances. At the end of the report period, the state’s general obligation ratings were Aa3 from Moody’s Investors Service, AA- from S&P Global Ratings, and AA- from Fitch Ratings, all with stable outlooks.
New York
New York State is not bolstering its reserves during the current economic growth cycle which may increase financial pressures in the next downturn.
New York State estimates that its general fund balance for fiscal 2018 (March 31, 2018) was $4.4 billion, or 6.4% of spending, although it was bolstered by $1.9 billion in accelerated personal income tax payments made in response to changes in the federal tax code in December 2017. The State also has $5 billion remaining from $10 billion in monetary settlements paid to the State by financial institutions following litigation related to the financial crisis. The settlements have been earmarked to fund state-wide infrastructure projects but the State has also used a portion of them to balance its budgets in the last few years, including in fiscal
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab Municipal Money Funds
State Investment Environment (continued)

2018. While the State’s 2018 general fund receipts were about $849 million above initial budget estimates, they included the tax prepayments. The State estimates that the general fund ended the year with a $1.3 billion surplus, and it transferred $700 million into the general fund from the monetary settlements.
New York adopted a $170.3 billion budget to fund fiscal 2019 which began April 1, 2018. The general fund budget, totaling $74.9 billion, includes 6.5% in spending growth and only 1.3% growth in revenues, reflecting the personal income tax prepayments made in fiscal 2018. The fund balance is projected to drop to $2.5 billion from $4.4 billion. General fund spending is dominated by Local Assistance, which represents 66% of total spending, and is primarily for education and Medicaid. Local Assistance spending is projected to increase by $2 billion, not including a $1.3 billion reclassification of mental health Medicaid spending into the General Fund. State operations are budgeted to increase 43%, or $3 billion, primarily for salary increases, and rising healthcare and pension costs. As part of its 2019 budget legislation, New York created two new taxpayer programs to alleviate the impact of the 2018 federal tax law changes on state taxpayers. The two new programs are designed to partially offset the new federal $10,000 cap on the deduction of state and local taxes, and are intended to be revenue neutral to the state.
Despite several years of strong revenue growth and more controlled state spending, New York’s rainy day and tax stabilization funds have been stagnant at $1.8 billion since 2015, and are not projected to increase in the current four-year financial plan. By statute, the two funds combined could hold up to 7% of general fund spending, but currently hold a low 2% of spending. The state’s reserves, absent the monetary settlements which are projected to be spent down for infrastructure by 2022, are lower than would be expected at this point in the economic cycle, and will provide little cushion when the next recession begins. In addition, federal funding for Medicaid of $38 billion, or 22% of total State spending, represents a potential risk to the State if proposed cuts to federal healthcare spending are enacted.
New York state local governments, including cities, counties and school districts, continue to grapple with the impact of a 2% per year cap on local property tax growth. This limit on revenue growth has occurred simultaneously with cuts in state aid to these governmental units which have not fully returned to pre-recession levels. Both of these actions have required local governments to reduce their own budgets in order to maintain financial stability. A number of local governments have been particularly impacted by the state aid cuts and cap on property tax increases due to poor financial management coupled with the impact of the national recession. The state controller has created a review process to identify fiscally strained local governments and provide them with help in fiscal management. This process is aimed at reducing the need for the state to establish control boards which are allowed to balance a local government’s finances without input from locally elected officials.
New York State’s economy has continued to improve, bouncing back strongly from the impacts of Hurricane Sandy and the recession. Employment increased 1.5% in calendar 2017 and is projected to grow 1.3% in 2018. Personal income growth is projected to be a robust 3.8% for 2018. However, personal income was projected to be up 3.6% in 2017 but grew only 2.7%, below the U.S. average of 3.1%. Per capita personal income for the state is 121% of the U.S. average and is the fourth highest among the states. New York’s wage base remains strongly tied to the Financial Activities job sector which represents 8% of the state’s jobs but 21% of its wages.
New York State remains a strong investment-grade credit due to its deep and diverse economy and its high personal wealth levels which give it great financial flexibility. The State’s general obligation debt is rated Aa1 by Moody’s Investors Service and AA+ by both Fitch Ratings and S&P Global Ratings. All ratings have stable outlooks.

Nothing in this report represents a recommendation of a security by the investment adviser.
Manager views may have changed since the report date.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab Municipal Money Funds
Fund Management

Kenneth Salinger, CFA, Vice President and Head of Tax-Exempt Strategies, leads the portfolio management team for Schwab’s national and state-specific tax-free bond funds and municipal money market funds. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

Kevin Shaughnessy, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund assets, as well as short duration private client assets.

Cameron Ullyatt, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at Oppenheimer Funds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in Oppenheimer Funds’ municipal bond and money market departments.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab California Municipal Money Fund

The Schwab California Municipal Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and California personal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from California issuers and muni agencies, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. The six-month period ended June 30, 2018, was a volatile one for short-term municipal bonds, with multiple events affecting yields. In early January, strong demand for securities typically held by muni money market funds drove yields down. But that decline in yields was quickly reversed by mid-February as investors found better opportunities in other markets. The Federal Reserve (Fed), in continuing its efforts toward a more normalized monetary policy environment, raised the federal funds rate by 0.25% in March. In early April, the seasonal sell off of money market funds by investors using the proceeds to pay their income taxes pushed yields higher.
In mid-April, yields reached their peak for the reporting period—their highest since October of 2008. For a short period of time, yields on muni securities exceeded those of some taxable investments, quickly sparking investor interest and driving yields lower again by early June. A week later, the Fed again raised its federal funds target rate by another 0.25%, ending the period in a range of 1.75% to 2.00% and again driving muni bond yields higher.
Reflecting this volatile environment, the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—rose to its six-month high of 1.81% in mid-April, and ended the reporting period at 1.51%. The index averaged 1.34% over the reporting period, an increase of 0.42% over the previous six-month period.
The changes in tax legislation that took effect at the beginning of 2018 impacted short-term muni bond yields in an indirect way. Many longer-term muni bond issuers rushed deals to the market in late December before the tax legislation took effect, resulting in a bond shortage in the first quarter of 2018. With very little supply at the long-end of the curve, significant demand migrated into the short-term part of the market exacerbating the lack of supply in money market fund–eligible securities that typically occurs early in the year. These dynamics combined to drive yields down through early-March. Also over the reporting period, the Fed accelerated the pace of its plan announced in June 2017 to reduce the size of its balance sheet by allowing securities to mature without reinvesting the proceeds. As of the end of the reporting period, the Fed’s balance sheet stood at $4.3 trillion, down from $4.5 trillion when the plan was announced. It, too, had little impact on muni bond yields over the reporting period.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved. The fund’s weighted average maturity (WAM) remained shorter than peers driven by anticipated client redemptions, the generally flat muni money market curve between 30 and 270 days, the extreme volatility of the SIFMA Municipal Swap Index, and the Fed’s short-term interest rate increases and anticipated future increases. The fund’s WAM varied in a range of 10 to 18 days, with an average over the reporting period of 15 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	17 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value of Investments and excludes cash.
[4]	Less than 0.05%.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab California Municipal Money Fund
Performance and Fund Facts as of June 30, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab California Municipal Money Fund
	Sweep Shares	Investor Shares
Ticker Symbol	SWCXX	SWKXX
Minimum Initial Investment[1]	*	None
Seven-Day Yield (with waivers)[2]	0.92%	1.12%
Seven-Day Yield (without waivers)[2]	0.89%	0.99%
Seven-Day Effective Yield (with waivers)[2]	0.93%	1.13%
Seven-Day Taxable Equivalent Effective Yield[2,3]	2.02%	2.46%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[3]	Taxable equivalent effective yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.80%, and effective California state personal income tax rate of 13.30%. Your tax rate may be different.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab New York Municipal Money Fund

The Schwab New York Municipal Money Fund (the fund) seeks current income that is exempt from federal income and New York state and local income tax, consistent with preservation of capital and liquidity. To pursue its goal, the fund invests in municipal (muni) money market securities from New York issuers and muni agencies, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. The six-month period ended June 30, 2018, was a volatile one for short-term municipal bonds, with multiple events affecting yields. In early January, strong demand for securities typically held by muni money market funds drove yields down. But that decline in yields was quickly reversed by mid-February as investors found better opportunities in other markets. The Federal Reserve (Fed), in continuing its efforts toward a more normalized monetary policy environment, raised the federal funds rate by 0.25% in March. In early April, the seasonal sell off of money market funds by investors using the proceeds to pay their income taxes pushed yields higher.
In mid-April, yields reached their peak for the reporting period—their highest since October of 2008. For a short period of time, yields on muni securities exceeded those of some taxable investments, quickly sparking investor interest and driving yields lower again by early June. A week later, the Fed again raised its federal funds target rate by another 0.25%, ending the period in a range of 1.75% to 2.00% and again driving muni bond yields higher.
Reflecting this volatile environment, the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—rose to its six-month high of 1.81% in mid-April, and ended the reporting period at 1.51%. The index averaged 1.34% over the reporting period, an increase of 0.42% over the previous six-month period.
The changes in tax legislation that took effect at the beginning of 2018 impacted short-term muni bond yields in an indirect way. Many longer-term muni bond issuers rushed deals to the market in late December before the tax legislation took effect, resulting in a bond shortage in the first quarter of 2018. With very little supply at the long-end of the curve, significant demand migrated into the short-term part of the market exacerbating the lack of supply in money market fund–eligible securities that typically occurs early in the year. These dynamics combined to drive yields down through early-March. Also over the reporting period, the Fed accelerated the pace of its plan announced in June 2017 to reduce the size of its balance sheet by allowing securities to mature without reinvesting the proceeds. As of the end of the reporting period, the Fed’s balance sheet stood at $4.3 trillion, down from $4.5 trillion when the plan was announced. It, too, had little impact on muni bond yields over the reporting period.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved. The fund’s weighted average maturity (WAM) remained shorter than peers driven by anticipated client redemptions, the generally flat muni money market curve between 30 and 270 days, the extreme volatility of the SIFMA Municipal Swap Index, and the Fed’s short-term interest rate increases and anticipated future increases. The fund’s WAM varied in a relatively wide range of 11 to 23 days, with an average over the reporting period of 16 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments4

Statistics
Weighted Average Maturity[3]	22 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Less than 0.05%.
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Portfolio Composition is calculated using the Par Value of Investments and excludes cash.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab New York Municipal Money Fund
Performance and Fund Facts as of June 30, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab New York Municipal Money Fund
	Sweep Shares	Investor Shares
Ticker Symbol	SWNXX	SWYXX
Minimum Initial Investment[1]	*	None
Seven-Day Yield (with waivers)[2]	0.96%	1.21%
Seven-Day Yield (without waivers)[2]	0.94%	1.04%
Seven-Day Effective Yield (with waivers)[2]	0.96%	1.21%
Seven-Day Taxable Equivalent Effective Yield[2,3]	1.91%	2.41%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[3]	Taxable equivalent effective yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.80%, and effective New York State personal income tax rate of 8.82%. Your tax rate may be different.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab Municipal Money Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2018 and held through June 30, 2018.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/18	Ending Account Value (Net of Expenses) at 6/30/18	Expenses Paid During Period 1/1/18-6/30/18[2]
Schwab California Municipal Money Fund
Sweep Shares
Actual Return	0.55%	$1,000.00	$1,004.00	$2.73
Hypothetical 5% Return	0.55%	$1,000.00	$1,022.07	$2.76
Investor Shares
Actual Return	0.35%	$1,000.00	$1,005.00	$1.74
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.06	$1.76
Schwab New York Municipal Money Fund
Sweep Shares
Actual Return	0.60%	$1,000.00	$1,003.80	$2.98
Hypothetical 5% Return	0.60%	$1,000.00	$1,021.82	$3.01
Investor Shares
Actual Return	0.35%	$1,000.00	$1,005.10	$1.74
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.06	$1.76

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by the 365 days of the fiscal year.
10
Schwab Municipal Money Funds  |  Semiannual Report

Schwab California Municipal Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/18– 6/30/18*	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.40% [3]	0.29%	0.04%	0.03%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.55% [4]	0.58% [5]	0.40% [6]	0.07% [6]	0.08% [6]	0.13% [6]
Gross operating expenses	0.59% [4]	0.66%	0.68%	0.69%	0.69%	0.69%
Net investment income (loss)	0.77% [4]	0.28%	0.04%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$1,993	$5,265	$6,028	$6,472	$6,439	$6,081

Investor Shares	1/1/18– 6/30/18*	1/1/17– 12/31/17[7]	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01 [1]	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.50% [3]	0.45%	0.12%	0.03%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35% [4]	0.42% [5]	0.33% [6]	0.07% [6]	0.08% [6]	0.13% [6]
Gross operating expenses	0.49% [4]	0.53%	0.55%	0.56%	0.56%	0.56%
Net investment income (loss)	1.01% [4]	0.48%	0.12%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$3,335	$1,453	$784	$678	$771	$751
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
6
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
7
Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
11
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 31.7% of net assets
California 31.7%
California
GO Bonds Series 2016A		5.00%		09/01/18	500,000	502,954
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		1.28%		07/24/18	13,000,000	13,000,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		1.25%		08/07/18	20,000,000	20,000,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		1.15%		07/03/18	40,490,000	40,489,963
GO CP Series A3 (LOC: MUFG UNION BANK NA)		1.58%		08/01/18	28,610,000	28,610,000
GO CP Series A4 (LOC: TORONTO-DOMINION BANK/THE)		1.40%		07/24/18	24,470,000	24,470,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		1.46%		08/16/18	16,000,000	16,000,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		1.49%		09/13/18	51,380,000	51,380,000
GO CP Series A6 (LOC: BANK OF AMERICA NA)		1.20%		08/01/18	10,455,000	10,455,000
GO CP Series A6 (LOC: BANK OF AMERICA NA)		1.22%		08/13/18	11,000,000	11,000,000
GO CP Series A8 (LOC: BANK OF THE WEST)		1.60%		07/03/18	35,000,000	34,999,987
California Dept of Water Resources
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.19%		07/18/18	13,400,000	13,400,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.21%		07/18/18	5,000,000	5,000,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.25%		07/19/18	41,495,000	41,495,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.44%		08/01/18	26,911,000	26,911,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.38%		08/02/18	15,000,000	15,000,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.44%		08/02/18	16,928,000	16,928,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.42%		08/03/18	9,956,000	9,956,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.44%		08/03/18	40,855,000	40,855,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.45%		08/06/18	5,426,000	5,426,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.47%		08/06/18	7,330,000	7,330,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.47%		08/09/18	45,525,000	45,525,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		1.49%		07/10/18	13,320,000	13,320,000
Refunding RB (Stanford Hospital) Series 2008B2-1		1.30%		07/05/18	4,035,000	4,035,000
12
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California State Univ
CP Series A (GTY: STATE STREET BANK AND TRUST COMPANY) (LOC: WELLS FARGO BANK NA)		1.63%		07/10/18	22,290,000	22,290,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		1.27%		08/02/18	14,000,000	14,000,000
RB (Kaiser Permanente) Series 2004E		1.68%		09/12/18	14,000,000	14,000,000
RB (Kaiser Permanente) Series 2004I		1.49%		07/10/18	8,500,000	8,500,000
RB (Kaiser Permanente) Series 2004K		1.49%		07/10/18	18,800,000	18,800,000
RB (Kaiser Permanente) Series 2004K		1.45%		07/12/18	9,600,000	9,600,000
RB (Kaiser Permanente) Series 2006D		1.50%		11/14/18	26,500,000	26,500,000
RB (Kaiser Permanente) Series 2008C		1.73%		10/04/18	10,700,000	10,700,000
RB (Kaiser Permanente) Series 2008C		1.55%		11/13/18	41,500,000	41,500,000
RB (Kaiser Permanente) Series 2009B2		1.73%		10/02/18	12,000,000	12,000,000
Contra Costa Water District
Extendible CP		1.25%	07/16/18	03/04/19	45,000,000	45,000,000
East Bay Municipal Utility District
Wastewater System Extendible CP		1.28%	08/02/18	03/01/19	15,000,000	15,000,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		1.63%		07/02/18	15,300,000	15,300,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		1.60%		07/05/18	3,450,000	3,450,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		1.19%		08/02/18	8,000,000	8,000,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		1.62%		08/03/18	3,180,000	3,180,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		1.27%		09/06/18	11,500,000	11,500,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		1.19%		08/02/18	10,000,000	10,000,000
Golden Gate Bridge & Highway District
CP Series A		1.25%		08/06/18	26,500,000	26,500,000
Los Angeles
Wastewater System CP Notes Series A1 (LOC: BARCLAYS BANK PLC)		1.42%		08/01/18	9,000,000	9,000,000
Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Series A (LOC: BANK OF THE WEST)		1.30%		09/07/18	17,370,000	17,370,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		1.61%		08/02/18	24,000,000	24,000,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		1.64%		08/02/18	13,100,000	13,100,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		1.20%		08/07/18	10,900,000	10,900,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		1.46%		08/16/18	35,000,000	35,000,000
Los Angeles Metropolitan Transportation Auth
2nd Sub Sales Tax Revenue CP Series A (LOC: CITIBANK NA)		1.64%		08/02/18	3,900,000	3,900,000
2nd Sub Sales Tax Revenue CP Series A (LOC: CITIBANK NA)		1.37%		09/06/18	12,667,000	12,667,000
Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: WELLS FARGO BANK NA)		1.45%		08/02/18	5,000,000	5,000,000
Lease Revenue CP Series A1 (LOC: WELLS FARGO BANK NA)		1.20%		08/07/18	12,500,000	12,500,000
Lease Revenue CP Series A1 (LOC: WELLS FARGO BANK NA)		1.42%		09/25/18	2,000,000	2,000,000
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		1.23%		08/09/18	6,500,000	6,500,000
Lease Revenue CP Series A3 (LOC: BANK OF THE WEST)		1.65%		08/01/18	7,200,000	7,200,000
Lease Revenue CP Series A3 (LOC: BANK OF THE WEST)		1.26%		09/06/18	10,000,000	10,000,000
13
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Lease Revenue CP Series A4 (LOC: US BANK NATIONAL ASSOCIATION)		1.20%		08/07/18	23,850,000	23,850,000
Lease Revenue CP Series A4 (LOC: US BANK NATIONAL ASSOCIATION)		1.23%		08/09/18	15,000,000	15,000,000
Los Angeles USD
GO Refunding Bonds Series A		5.00%		07/01/18	200,000	200,000
Orange Cnty Water District
CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.26%		09/12/18	12,913,000	12,913,000
Port of Oakland
CP Notes D (LOC: BANK OF AMERICA NA)		1.28%		08/02/18	38,415,000	38,415,000
CP Series A&B (LOC: BANK OF AMERICA NA)		1.65%		07/02/18	46,010,000	46,010,000
Sacramento Municipal Utility District
CP Series K1 (LOC: STATE STREET BANK AND TRUST COMPANY)		1.58%		07/02/18	7,000,000	7,000,000
CP Series K1 (LOC: STATE STREET BANK AND TRUST COMPANY)		1.45%		08/30/18	7,500,000	7,500,000
CP Series K1 (LOC: STATE STREET BANK AND TRUST COMPANY)		1.46%		09/07/18	10,000,000	10,000,000
CP Series K1 (LOC: STATE STREET BANK AND TRUST COMPANY)		1.48%		09/27/18	8,800,000	8,800,000
CP Series L1 (LOC: BARCLAYS BANK PLC)		1.22%		08/07/18	27,000,000	27,000,000
San Diego Cnty Regional Transportation Commission
Sub Sales Tax Revenue CP Series B (LOC: MUFG UNION BANK NA)		1.37%		08/07/18	25,862,000	25,862,000
Sub Sales Tax Revenue CP Series B (LOC: MUFG UNION BANK NA)		1.48%		08/07/18	752,000	752,000
San Diego Cnty Water Auth
CP Series 8 (LIQ: MUFG BANK LTD)		1.58%		08/02/18	5,000,000	5,000,000
CP Series 8 (LIQ: MUFG BANK LTD)		1.25%		08/06/18	15,400,000	15,400,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		1.60%		07/10/18	25,000,000	25,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		1.22%		07/13/18	19,000,000	19,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		1.26%		07/13/18	16,000,000	16,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		1.26%		08/08/18	25,000,000	25,000,000
Extendible CP Series 1		1.65%	07/05/18	01/28/19	5,231,000	5,231,000
Extendible CP Series 1		1.25%	08/06/18	03/01/19	27,500,000	27,500,000
Extendible CP Series 1		1.52%	08/24/18	03/22/19	12,500,000	12,500,000
San Diego Public Facilities Financing Auth
Sub Water Revenue CP Series A (LOC: BANK OF THE WEST)		1.88%		08/02/18	8,099,000	8,099,000
Sub Water Revenue CP Series A (LOC: BANK OF THE WEST)		1.25%		08/06/18	5,655,000	5,655,000
Sub Water Revenue CP Series B (LOC: BANK OF AMERICA NA)		1.47%		08/13/18	15,000,000	15,000,000
Sub Water Revenue CP Series B (LOC: BANK OF AMERICA NA)		1.48%		09/05/18	14,120,000	14,120,000
Sub Water Revenue CP Series B (LOC: BANK OF AMERICA NA)		1.43%		09/13/18	12,211,000	12,211,000
San Francisco
Lease Revenue CP Series 3 (LOC: STATE STREET BANK AND TRUST COMPANY)		1.27%		08/09/18	8,325,000	8,325,000
San Francisco Airport Commission
Sub CP Series A3 (LOC: ROYAL BANK OF CANADA)		1.88%		08/29/18	220,000	220,000
San Francisco Public Utilities Commission
CP Notes Series A2 (LOC: BANK OF AMERICA NA)		1.25%		07/26/18	11,000,000	11,000,000
CP Notes Series A2 (LOC: BANK OF AMERICA NA)		1.47%		08/28/18	9,600,000	9,600,000
CP Notes Water Series E A-1 (LOC: BANK OF AMERICA NA)		1.48%		08/28/18	15,000,000	15,000,000
Power CP Notes Series A1 (LOC: BANK OF AMERICA NA)		1.27%		08/14/18	6,089,000	6,089,000
14
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Wastewater CP Series A1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.33%		07/26/18	60,000,000	60,000,000
Wastewater CP Series A6 (LOC: STATE STREET BANK AND TRUST COMPANY)		1.35%		07/26/18	55,000,000	55,000,000
Santa Clara Valley Water District
CP Series A (LOC: MUFG BANK LTD)		1.50%		10/01/18	9,000,000	9,000,000
Turlock Irrigation District
Sub Revenue CP Series A (LOC: BANK OF AMERICA NA)		1.26%		08/09/18	9,300,000	9,300,000
Univ of California
CP Notes Series A		1.10%		07/02/18	17,000,000	17,000,000
CP Notes Series A		1.38%		07/11/18	1,500,000	1,500,000
CP Notes Series A		1.25%		08/07/18	10,000,000	10,000,000
CP Notes Series A		1.55%		08/09/18	40,950,000	40,950,000
Walnut Energy Center Auth
Sub CP Notes Series B (LOC: STATE STREET BANK AND TRUST COMPANY)		1.60%		08/03/18	26,531,000	26,531,000
Total Fixed-Rate Municipal Securities
(Cost $1,689,578,904)						1,689,578,904

Variable-Rate Municipal Securities 69.5% of net assets
California 69.5%
ABAG Finance Auth
M/F Housing RB (Crossing Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.50%		07/06/18	64,450,000	64,450,000
M/F Housing RB (Darling Florist Building) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.31%		07/06/18	4,710,000	4,710,000
M/F Housing RB (GAIA Building) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.30%		07/06/18	12,165,000	12,164,044
M/F Housing RB (Mountain View Apts) Series 1997A (LOC: COMERICA BANK)	a	1.60%		07/06/18	3,975,000	3,975,000
M/F Housing Refunding RB (The Berkeleyan) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.31%		07/06/18	5,790,000	5,790,000
RB (Pathways Home & Health Hospice) Series 2004 (LOC: US BANK NATIONAL ASSOCIATION)	a	1.45%		07/06/18	4,530,000	4,530,000
Alameda Cnty IDA
RB (BEMA Electronic Manufacturing) Series 2004A (LOC: COMERICA BANK)	a	1.56%		07/06/18	1,940,000	1,940,000
RB (California Brazing) Series 2011 (LOC: WELLS FARGO BANK NA)	a	1.55%		07/06/18	2,616,000	2,616,000
RB (Convergent Laser Technologies) Series 2005A (LOC: COMERICA BANK)	a	1.56%		07/06/18	2,085,000	2,085,000
RB (Dale Hardware) Series 2010 (LOC: COMERICA BANK)	a	1.52%		07/06/18	1,990,000	1,990,000
RB (Essai) Series 2005 (LOC: MUFG UNION BANK NA)	a	1.57%		07/06/18	2,000,000	2,000,000
RB (Ettore Products) Series 2005A (LOC: COMERICA BANK)	a	1.57%		07/06/18	3,375,000	3,375,000
RB (Evolve Manufacturing Technologies) Series 2014 (LOC: WELLS FARGO BANK NA)	a	1.55%		07/06/18	4,572,000	4,572,000
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF THE WEST)	a	1.57%		07/06/18	3,000,000	3,000,000
RB (Oakland Pallet Co) Series 2008A (LOC: COMERICA BANK)	a	1.57%		07/06/18	1,120,000	1,120,000
15
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Plastikon Industries) Series 2000A (LOC: COMERICA BANK)	a	1.57%		07/06/18	2,210,000	2,210,000
RB (Tool Family Partnership) Series 1997A (LOC: WELLS FARGO BANK NA)	a	1.54%		07/06/18	1,080,000	1,080,000
RB (White Brothers) Series 2007 (LOC: COMERICA BANK)	a	1.56%		07/06/18	1,760,000	1,760,000
Alameda-Contra Costa School Financing Auth
COP Series N (LOC: FEDERAL HOME LOAN BANKS)	a	1.38%		07/06/18	1,390,000	1,390,000
Anaheim Housing Auth
M/F Housing Refunding RB (Sage Park) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.45%		07/06/18	5,500,000	5,500,000
Anaheim Public Financing Auth
Electric System RB Series 2009A (ESCROW) (LIQ: CITIBANK NA)	b,c	1.52%		07/06/18	7,500,000	7,500,000
Bakersfield City SD
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		07/06/18	6,910,000	6,910,000
Bay Area Toll Auth
Sub Toll Bridge RB Series 2017S7 (LIQ: BANK OF AMERICA NA)	b,c	1.53%		07/06/18	22,400,000	22,400,000
Toll Bridge RB Series 2007F, 2008F1 & 2009F1 (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	1,708,747	1,708,747
Toll Bridge RB Series 2009F1 (ESCROW) (LIQ: BANK OF AMERICA NA)	b,c	1.53%		07/06/18	9,010,000	9,010,000
Toll Bridge RB Series 2017F1 (LIQ: BARCLAYS BANK PLC)	b,c	1.51%		07/06/18	13,335,000	13,335,000
Berryessa USD
GO Bonds Series 2017B (LIQ: CITIBANK NA)	b,c	1.56%		07/06/18	5,960,000	5,960,000
California
GO Bonds (LIQ: CITIBANK NA)	b,c	1.52%		07/06/18	10,200,000	10,200,000
GO Bonds (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.51%		07/06/18	13,055,000	13,055,000
GO Bonds (LIQ: MORGAN STANLEY BANK NA)	b,c	1.52%		07/06/18	2,000,000	2,000,000
GO Bonds (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	1,220,000	1,220,000
GO Bonds (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.51%		07/06/18	16,270,000	16,270,000
GO Bonds Series 2003 (LIQ: STATE STREET BANK AND TRUST COMPANY)	b,c	1.54%		07/05/18	11,440,000	11,440,000
GO Bonds Series 2005A21 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	a	1.25%		07/06/18	8,170,000	8,170,000
GO Bonds Series 2010 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	21,000,000	21,000,000
GO Bonds Series 2016 (LIQ: BARCLAYS BANK PLC)	b,c	1.51%		07/06/18	2,825,000	2,825,000
GO Bonds Series 2018 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.52%		07/06/18	2,500,000	2,500,000
GO Bonds Series G2 (LIQ: ROYAL BANK OF CANADA)	a,b	1.52%		07/06/18	5,000,000	5,000,000
GO Refunding Bonds (LIQ: CITIBANK NA)	b,c	1.52%		07/06/18	9,200,000	9,200,000
GO Refunding Bonds (LIQ: ROYAL BANK OF CANADA)	b,c	1.52%		07/06/18	4,000,000	4,000,000
California Dept of Water Resources
Water System RB Series AH (LIQ: CITIBANK NA)	b,c	1.51%		07/06/18	5,635,000	5,635,000
California Educational Facilities Auth
RB (Pepperdine Univ) Series 2015 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	6,995,000	6,995,000
RB (Pepperdine Univ) Series 2016 (LIQ: CITIBANK NA)	b,c	1.52%		07/06/18	5,280,000	5,280,000
RB (Pepperdine Univ) Series 2016 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	6,670,000	6,670,000
RB (Stanford Univ) Series T1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	7,530,000	7,530,000
RB (Stanford Univ) Series U1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.51%		07/06/18	8,970,000	8,970,000
RB (Stanford Univ) Series U6 (LIQ: CITIBANK NA)	b,c	1.51%		07/06/18	4,000,000	4,000,000
RB (Stanford Univ) Series U7 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	3,590,000	3,590,000
16
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Univ of Southern California) Series 2009A (ESCROW) (LIQ: CITIBANK NA)	b,c	1.51%		07/06/18	9,555,000	9,555,000
RB (Univ of Southern California) Series 2009B (ESCROW) (LIQ: BARCLAYS BANK PLC)	b,c	1.51%		07/06/18	1,100,000	1,100,000
RB (Univ of Southern California) Series 2009B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.51%		07/06/18	9,000,000	9,000,000
California Enterprise Development Finance Auth
IDRB (Gordon Brush) Series 2015 (LOC: WELLS FARGO BANK NA)	a	1.61%		07/06/18	3,000,000	3,000,000
RB (Sconza Candy) Series 2008A (LOC: COMERICA BANK)	a	1.57%		07/06/18	10,000,000	10,000,000
California Health Facilities Financing Auth
RB (Children’s Hospital of Orange Cnty) Series 2009C (LOC: US BANK NATIONAL ASSOCIATION)	a	1.22%		07/06/18	10,500,000	10,500,000
RB (Kaiser Permanente) Series 2017A (LIQ: BARCLAYS BANK PLC)	b,c	1.51%		07/06/18	11,000,000	11,000,000
RB (Kaiser Permanente) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		07/06/18	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2017A-2 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	2,230,000	2,230,000
RB (Kaiser Permanente) Series 2017A-2 (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.51%		07/06/18	10,465,000	10,465,000
RB (Lucile Packard Children’s Hospital) Series 2016B (LIQ: ROYAL BANK OF CANADA)	b,c	1.52%		07/06/18	6,750,000	6,750,000
RB (Providence Health & Services) Series 2009B (LIQ: BANK OF AMERICA NA)	b,c	1.53%		07/06/18	35,025,000	35,025,000
RB (Providence Health & Services) Series 2009B, 2014A&2014B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.51%		07/06/18	26,780,000	26,780,000
RB (Providence Health & Services) Series 2014A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	4,000,000	4,000,000
RB (Providence St Joseph Health) Series 2009A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	11,565,000	11,565,000
RB (Providence St Joseph Health) Series 2009A (LIQ: ROYAL BANK OF CANADA)	b,c	1.52%		07/06/18	11,250,000	11,250,000
RB (Providence St Joseph Health) Series 2016A (LIQ: CITIBANK NA)	b,c	1.52%		07/06/18	4,000,000	4,000,000
RB (Providence St Joseph Health) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.52%		07/06/18	3,840,000	3,840,000
RB (Scripps Health) Series 2010B	a	1.31%		07/06/18	8,530,000	8,530,000
RB (Sutter Health) Series 2007A&2016A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.51%		07/06/18	2,250,000	2,250,000
RB (Sutter Health) Series 2011B (LIQ: CITIBANK NA)	b,c	1.52%		07/06/18	18,395,000	18,395,000
RB (Sutter Health) Series 2011D (LIQ: CITIBANK NA)	b,c	1.52%		07/06/18	4,000,000	4,000,000
RB (Sutter Health) Series 2011D (LIQ: MORGAN STANLEY BANK NA)	b,c	1.52%		07/06/18	6,665,000	6,665,000
RB (Sutter Health) Series 2011D (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.51%		07/06/18	10,125,000	10,125,000
RB (Sutter Health) Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.51%		07/06/18	4,565,000	4,565,000
RB (Sutter Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.52%		07/06/18	8,595,000	8,595,000
RB (Sutter Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		07/06/18	3,600,000	3,600,000
RB (Sutter Health) Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.51%		07/06/18	5,770,000	5,770,000
Refunding RB (Cedars-Sinai Medical Center) Series 2016B (LIQ: BARCLAYS BANK PLC)	b,c	1.52%		07/06/18	5,650,000	5,650,000
17
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Refunding RB (Cedars-Sinai Medical Center) Series 2016B (LIQ: ROYAL BANK OF CANADA)	b,c	1.52%		07/06/18	5,625,000	5,625,000
Refunding RB (Sutter Health) Series 2015A (LIQ: CITIBANK NA)	b,c	1.52%		07/06/18	2,665,000	2,665,000
Refunding RB (Sutter Health) Series 2015A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.52%		07/06/18	12,470,000	12,470,000
Refunding RB (Sutter Health) Series 2016A&B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.52%		07/06/18	5,145,000	5,145,000
Refunding RB (Sutter Health) Series 2016B (LIQ: CITIBANK NA)	b,c	1.52%		07/06/18	4,675,000	4,675,000
Refunding RB (Sutter Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.52%		07/06/18	25,555,000	25,555,000
Refunding RB (Sutter Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		07/06/18	8,140,500	8,140,500
Refunding RB (Sutter Health) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.52%		07/06/18	16,000,000	16,000,000
California HFA
Home Mortgage RB Series 2006C (LOC: BANK OF AMERICA NA)	a	1.37%		07/05/18	800,000	800,000
M/F Housing RB (Ortiz Plaza Apts) Series 2016F (LOC: FEDERAL HOME LOAN BANKS)	a	1.51%		07/06/18	5,760,000	5,760,000
California Infrastructure & Economic Development Bank
RB (Asian-American Drug Abuse Program) Series 2008 (LOC: BANK OF THE WEST)	a	1.59%		07/06/18	2,730,000	2,730,000
RB (Capital Corrugated) Series 2016A (LOC: COMERICA BANK)	a	1.57%		07/06/18	5,000,000	5,000,000
RB (SRI International) Series 2010 (LOC: WELLS FARGO BANK NA)	a	1.56%		07/06/18	7,690,000	7,690,000
RB (St Margaret’s Episcopal School) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)	a	1.50%	07/02/18	07/06/18	10,070,000	10,070,000
RB (UCSF 2130 Third Street) Series 2017 (LIQ: BARCLAYS BANK PLC)	b,c	1.51%		07/06/18	7,500,000	7,500,000
Refunding RB (PG&E) Series 2009A (LOC: MUFG UNION BANK NA)	a	1.65%		07/02/18	5,055,000	5,055,000
Refunding RB (PG&E) Series 2009B (LOC: MUFG UNION BANK NA)	a	1.65%		07/02/18	5,340,000	5,340,000
Toll Bridge RB Series 2003A (ESCROW) (LIQ: CITIBANK NA)	b,c	1.51%		07/06/18	11,250,000	11,250,000
California Municipal Finance Auth
RB (Notre Dame HS) Series 2007 (LOC: COMERICA BANK)	a	1.44%		07/06/18	3,570,000	3,570,000
RB (Pomona College) Series 2017 (LIQ: CITIBANK NA)	b,c	1.49%		07/06/18	7,200,000	7,200,000
RB (Pomona College) Series 2017 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.52%		07/06/18	3,750,000	3,750,000
California Pollution Control Financing Auth
Pollution Control Refunding RB (PG&E) Series 1996C (LOC: MIZUHO BANK LTD)	a	1.65%		07/02/18	65,000,000	65,000,000
RB (Hilmar Cheese) Series 2010 (LOC: BANK OF THE WEST)	a	1.54%		07/06/18	9,695,000	9,695,000
Solid Waste Disposal RB (Ag Resources III) Series 2004 (LOC: COBANK ACB)	a	1.59%		07/06/18	8,000,000	8,000,000
Solid Waste Disposal RB (Atlas Disposal) Series 1999A (LOC: US BANK NATIONAL ASSOCIATION)	a	1.59%		07/06/18	4,369,000	4,369,000
Solid Waste Disposal RB (Bidart Dairy) Series 2002 (LOC: COBANK ACB)	a	1.62%		07/06/18	6,000,000	6,000,000
Solid Waste Disposal RB (Burrtec Waste Group) Series 2008A (LOC: US BANK NATIONAL ASSOCIATION)	a	1.59%		07/06/18	13,225,000	13,225,000
Solid Waste Disposal RB (Desert Properties) Series 2006B (LOC: MUFG UNION BANK NA)	a	1.59%		07/06/18	1,160,000	1,160,000
Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: WELLS FARGO BANK NA)	a	1.57%		07/06/18	725,000	725,000
18
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Solid Waste Disposal RB (EDCO Disposal) Series 2007A (LOC: WELLS FARGO BANK NA)	a	1.57%		07/06/18	6,525,000	6,525,000
Solid Waste Disposal RB (George Borba & Son Dairy) Series 2003 (LOC: WELLS FARGO BANK NA)	a	1.62%		07/06/18	3,800,000	3,800,000
Solid Waste Disposal RB (GreenWaste of Palo Alto) Series 2008B (LOC: MUFG UNION BANK NA)	a	1.59%		07/06/18	1,530,000	1,530,000
Solid Waste Disposal RB (J&D Wilson & Sons Dairy) Series 2004 (LOC: COBANK ACB)	a	1.62%		07/06/18	2,500,000	2,500,000
Solid Waste Disposal RB (Metropolitan Recycling) Series 2012A (LOC: COMERICA BANK)	a	1.59%		07/06/18	4,450,000	4,450,000
Solid Waste Disposal RB (Mill Valley Refuse Service) Series 2014 (LOC: COMERICA BANK)	a	1.59%		07/06/18	2,415,000	2,415,000
Solid Waste Disposal RB (Mission Trail Waste Systems) Series 2010A (LOC: COMERICA BANK)	a	1.54%		07/06/18	1,120,000	1,120,000
Solid Waste Disposal RB (South Bay Recycling) Series 2010B (LOC: MUFG UNION BANK NA)	a	1.54%		07/06/18	2,090,000	2,090,000
Solid Waste Disposal RB (Talco Plastics) Series 1997A (LOC: US BANK NATIONAL ASSOCIATION)	a	1.49%		07/06/18	1,300,000	1,300,000
Solid Waste Disposal RB (Upper Valley Disposal Service) Series 2008A (LOC: MUFG UNION BANK NA)	a	1.59%		07/06/18	1,235,000	1,235,000
Solid Waste Disposal Refunding RB (MarBorg Industries) Series 2009A (LOC: MUFG UNION BANK NA)	a	1.54%		07/06/18	1,500,000	1,500,000
California Public Finance Auth
RB (Sharp Healthcare) Series 2017A (LIQ: BARCLAYS BANK PLC)	b,c	1.51%		07/06/18	4,000,000	4,000,000
RB (Sharp Healthcare) Series 2017A (LIQ: CITIBANK NA)	b,c	1.52%		07/06/18	19,000,000	19,000,000
California State Univ
RB Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.51%		07/06/18	6,570,000	6,570,000
RB Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.51%		07/06/18	7,160,000	7,160,000
RB Series 2016A (LIQ: CITIBANK NA)	b,c	1.52%		07/06/18	2,040,000	2,040,000
RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.51%		07/06/18	5,635,000	5,635,000
RB Series 2017A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.51%		07/06/18	5,760,000	5,760,000
California Statewide Communities Development Auth
Gas Supply RB Series 2010A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.61%	07/05/18	09/04/18	49,100,000	49,100,000
Gas Supply RB Series 2010B (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.61%	07/05/18	09/04/18	85,585,000	85,585,000
IDRB (Gateway Circle) Series 2006 (LOC: CITIBANK NA)	a	1.58%		07/06/18	2,400,000	2,400,000
M/F Housing RB (Aegis at Pleasant Hill) Series 1997H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.45%		07/06/18	6,270,000	6,270,000
M/F Housing RB (Avian Glen Apts) Series 204CC (LOC: CITIBANK NA)	a	1.45%		07/06/18	4,290,000	4,290,000
M/F Housing RB (Breezewood Apts) Series 2003F1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.45%		07/06/18	6,135,000	6,135,000
M/F Housing RB (Campus Pointe Apts) Series 2008J (LOC: FEDERAL HOME LOAN BANKS)	a	1.54%		07/06/18	12,100,000	12,100,000
M/F Housing RB (Canyon Country Sr Apts) Series 2002M (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.36%		07/06/18	10,500,000	10,500,000
M/F Housing RB (Charter Court Apts) Series 2008L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.54%		07/06/18	13,680,000	13,680,000
19
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (Concord Green Apts) Series 1998S (LOC: FEDERAL HOME LOAN BANKS)	a	1.54%		07/06/18	8,700,000	8,700,000
M/F Housing RB (Creekside at Meadow Park Apts) Series 2002HH (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.45%		07/06/18	7,695,000	7,695,000
M/F Housing RB (Crossings West Apts) Series 2009E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.51%		07/06/18	15,000,000	15,000,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2003OO (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.37%		07/06/18	29,990,000	29,990,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2006G (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.45%		07/06/18	5,010,000	5,010,000
M/F Housing RB (Fairway Family Apts) Series 2003PP (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.37%		07/06/18	22,000,000	22,000,000
M/F Housing RB (Fairway Family Apts) Series 2006H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.45%		07/06/18	7,000,000	7,000,000
M/F Housing RB (Glen Haven Apts) Series 2002AA (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.45%		07/06/18	7,000,000	7,000,000
M/F Housing RB (Grande Garden Apts) Series 2004TT (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.45%		07/06/18	1,925,000	1,925,000
M/F Housing RB (Greentree Sr Apts) Series 2000P (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.54%		07/06/18	7,350,000	7,350,000
M/F Housing RB (Heritage II Apts) Series 2014G (LOC: FEDERAL HOME LOAN BANKS)	a	1.51%		07/06/18	6,240,000	6,240,000
M/F Housing RB (Heritage Oaks Apts) Series 2004YY (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.45%		07/06/18	6,900,000	6,900,000
M/F Housing RB (Hermosa Vista Apts) Series 2003XX (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.45%		07/06/18	6,600,000	6,600,000
M/F Housing RB (Imperial Park Apts) Series 2007OO (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.58%		07/06/18	10,620,000	10,620,000
M/F Housing RB (Las Flores Village Apts) Series 2004JJ (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.58%		07/06/18	13,500,000	13,500,000
M/F Housing RB (Laurel Park Sr Apts) Series 2002H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.55%		07/06/18	5,500,000	5,500,000
M/F Housing RB (Los Padres Apts) Series 2003E (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.36%		07/06/18	10,350,000	10,350,000
M/F Housing RB (Martin Luther Tower) Series 2005D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.45%		07/06/18	6,550,000	6,550,000
M/F Housing RB (Oak Center Towers) Series 2005L (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.45%		07/06/18	3,220,000	3,220,000
M/F Housing RB (Oakmont of Concord) Series 2002Q (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.50%		07/06/18	25,000,000	25,000,000
M/F Housing RB (Oakmont Sr Living of Escondido) Series 2001Y (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.36%		07/06/18	9,340,000	9,340,000
M/F Housing RB (Rancho Santa Fe Village Apts) Series 2004EE (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.58%		07/06/18	12,300,000	12,300,000
M/F Housing RB (South Shore Apts) Series 2009M (LOC: FEDERAL HOME LOAN BANKS)	a	1.51%		07/06/18	10,290,000	10,290,000
M/F Housing RB (Stoneridge at Elk Grove) Series 2005Q (LOC: CITIBANK NA)	a	1.45%		07/06/18	6,040,000	6,040,000
M/F Housing RB (Uptown Newport Apts) Series 2017AA (LOC: COMERICA BANK)	a	1.57%		07/06/18	17,115,000	17,115,000
20
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (Uptown Newport Apts) Series 2017BB (LOC: FEDERAL HOME LOAN BANKS)	a	1.51%		07/06/18	43,625,000	43,625,000
M/F Housing RB (Varenna Assisted Living Apts) Series 2006F (LOC: FEDERAL HOME LOAN BANKS)	a	1.51%		07/06/18	11,385,000	11,385,000
M/F Housing Refunding RB (Brandon Place Apts) Series 2006D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.54%		07/06/18	6,070,000	6,070,000
M/F Housing Refunding RB (Crossings at Madera) Series 2005B (LOC: CITIBANK NA)	a	1.45%		07/06/18	2,570,000	2,570,000
M/F Housing Refunding RB (Desert Palms Apts) Series 2010A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.59%		07/06/18	7,000,000	7,000,000
M/F Housing Refunding RB (Harmony Court Apts) Series 2006E (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.45%		07/06/18	7,605,000	7,605,000
M/F Housing Refunding RB (Mariners Pointe Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.51%		07/06/18	6,500,000	6,500,000
M/F Housing Refunding RB (Sunrise of Danville) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.45%		07/06/18	6,165,000	6,165,000
M/F Housing Refunding RB (The Alexandria) Series 2013A (LOC: FEDERAL HOME LOAN BANKS)	a	1.54%		07/06/18	16,170,000	16,170,000
RB (Kaiser Permanente) Series 2004J	a	1.35%		07/06/18	1,000,000	1,000,000
RB (Kaiser Permanente) Series 2008B	a	1.35%		07/06/18	4,875,000	4,875,000
RB (Kaiser Permanente) Series 2009C1	a	1.35%		07/06/18	4,000,000	4,000,000
RB (Sutter Health) Series 2004C (ESCROW) (LIQ: CITIBANK NA)	b,c	1.52%		07/06/18	12,825,000	12,825,000
RB (Sutter Health) Series 2007A,2008B,2008C (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		07/06/18	9,912,443	9,912,443
Refunding RB (Trinity Health) Series 2011CA (LIQ: CITIBANK NA)	b,c	1.52%		07/06/18	2,175,000	2,175,000
Carlsbad
M/F Housing RB (The Greens Apts) Series 2003A (LOC: CITIBANK NA)	a	1.56%		07/06/18	12,715,000	12,715,000
Chino Valley USD
GO Bonds Series 2017A (LIQ: BARCLAYS BANK PLC)	b,c	1.52%		07/06/18	7,500,000	7,500,000
Coast CCD
GO Bonds Series 2017D (LOC: ROYAL BANK OF CANADA)	b,c	1.52%		07/06/18	7,900,000	7,900,000
Contra Costa CCD
GO Bonds Series 2013 (LIQ: CITIBANK NA)	b,c	1.53%		07/06/18	7,800,000	7,800,000
GO Bonds Series 2013 (LIQ: STATE STREET BANK AND TRUST COMPANY)	b,c	1.53%		07/06/18	7,500,000	7,500,000
Contra Costa Cnty
M/F Housing RB (Creekview Apts) Series 2003B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.50%		07/06/18	32,200,000	32,200,000
Culver City USD
GO Bonds Series 2014B (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	1.46%		07/02/18	13,325,000	13,325,000
Daly City HFA
M/F Housing Refunding RB (Serramonte Del Ray Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.48%		07/06/18	16,570,000	16,570,000
Dublin USD
GO Bonds Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	1.51%		07/02/18	13,150,000	13,150,000
GO Bonds Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	1.54%		07/05/18	12,000,000	12,000,000
East Bay Municipal Utility District
Water RB Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.51%		07/06/18	3,665,000	3,665,000
Water Refunding RB Series 2012A (LIQ: CITIBANK NA)	b,c	1.55%		07/06/18	11,300,000	11,300,000
21
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water Sub RB Series 2005A (LIQ: CITIBANK NA)	b,c	1.55%		07/06/18	70,000,000	70,000,000
Water Sub Refunding RB Series 2012A (ESCROW) (LIQ: CITIBANK NA)	b,c	1.55%		07/06/18	49,500,000	49,500,000
Water System RB Series 2017A (LIQ: BARCLAYS BANK PLC)	b,c	1.51%		07/06/18	3,335,000	3,335,000
Water System RB Series 2017A (LIQ: CITIBANK NA)	b,c	1.49%		07/06/18	7,000,000	7,000,000
Water System RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.52%		07/06/18	2,500,000	2,500,000
Eastern Municipal Water Financing Auth
Water & Wastewater RB Series 2017D (LIQ: BANK OF AMERICA NA)	b,c	1.53%		07/06/18	3,900,000	3,900,000
Water & Wastewater RB Series 2017D (LIQ: CITIBANK NA)	b,c	1.51%		07/06/18	4,800,000	4,800,000
Elk Grove USD
GO Bonds Series 2017 (LIQ: BANK OF AMERICA NA)	b,c	1.53%		07/06/18	4,625,000	4,625,000
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	1.52%		07/02/18	3,200,000	3,200,000
Emeryville Successor Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.53%		07/06/18	57,715,000	57,715,000
Escondido
M/F Housing RB (Via Roble Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.45%		07/06/18	6,900,000	6,900,000
Fairfield-Suisun USD
GO Bonds Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	1.51%		07/02/18	31,750,000	31,750,000
Foothill-DeAnza CCD
GO Bonds Series C (ESCROW) (LIQ: CITIBANK NA)	b,c	1.54%		07/06/18	4,500,000	4,500,000
Fremont UHSD
GO Bonds Series 2013 (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.51%		07/06/18	3,430,000	3,430,000
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		07/06/18	5,000,000	5,000,000
Grossmont Healthcare District
GO Bonds Series 2011B (ESCROW) (LIQ: CREDIT SUISSE AG)	b,c	1.54%		07/06/18	8,200,000	8,200,000
Hayward
M/F Housing RB (Lord Tennyson Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.58%		07/06/18	13,915,000	13,915,000
Hayward Area Recreation & Park District
GO Bonds Series 2016A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		07/06/18	5,015,000	5,015,000
Hayward USD
GO Bonds Series 2017 (LIQ: BANK OF AMERICA NA)	b,c	1.53%		07/06/18	23,500,000	23,500,000
Huntington Beach
M/F Housing RB (Five Points Seniors) Series 1991A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.52%		07/06/18	4,200,000	4,200,000
Huntington Beach SD
GO Bonds 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	1.52%		07/02/18	5,200,000	5,200,000
Irvine Ranch Water District
COP Series 2016 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.51%		07/06/18	3,220,000	3,220,000
GO Bonds Series 2016 (LIQ: BARCLAYS BANK PLC)	b,c	1.52%		07/06/18	4,160,000	4,160,000
Refunding Bonds Series 2011A1 (SIFMA Municipal Swap Index - 0.01%)		1.50%	07/05/18	03/08/19	14,000,000	14,000,000
Refunding Bonds Series 2011A2 (SIFMA Municipal Swap Index - 0.01%)		1.50%	07/05/18	03/08/19	11,400,000	11,400,000
Livermore Valley JT USD
GO Bonds Series 2016 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		07/06/18	4,800,000	4,800,000
Long Beach Harbor Dept
RB Series 2015D (LIQ: CITIBANK NA)	b,c	1.52%		07/06/18	2,000,000	2,000,000
22
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Long Beach USD
GO Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.51%		07/06/18	4,080,000	4,080,000
GO Bonds Series 2016A&2008E (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		07/06/18	13,695,000	13,695,000
GO Bonds Series A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		07/06/18	2,500,000	2,500,000
GO Bonds Series A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	6,665,000	6,665,000
GO Refunding Bonds 2012 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	7,750,000	7,750,000
Los Angeles
M/F Housing Refunding RB (Asbury Apts) Series 2003A (LOC: CITIBANK NA)	a	1.56%		07/06/18	4,255,000	4,255,000
Wastewater System RB Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.51%		07/06/18	2,510,000	2,510,000
Wastewater System Refunding RB Series 2009A (ESCROW) (LIQ: BARCLAYS BANK PLC)	b,c	1.52%		07/06/18	7,500,000	7,500,000
Wastewater System Sub Refunding RB Series 2012B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	6,665,000	6,665,000
Los Angeles CCD
GO Bonds Series 2008F1 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.56%		07/06/18	6,670,000	6,670,000
Los Angeles Cnty Housing Auth
M/F Housing RB (Canyon Country Villas) Series 1985H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.51%		07/06/18	18,300,000	18,300,000
M/F Housing RB (Castaic Sr Apts) Series 2003C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.45%		07/06/18	9,200,000	9,200,000
M/F Housing Refunding RB (Diamond Park Apts) Series 2010B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.54%		07/06/18	14,200,000	14,200,000
M/F Housing Refunding RB (Sand Canyon Villas) Series 2010C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.54%		07/06/18	17,000,000	17,000,000
Los Angeles Cnty Metropolitan Transportation Auth
Sr Sales Tax RB Series 2017A (LIQ: CITIBANK NA)	b,c	1.52%		07/06/18	1,970,000	1,970,000
Los Angeles Community Redevelopment Agency
M/F Housing RB (Academy Village Apts) Series 1989A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.51%		07/06/18	10,300,000	10,300,000
M/F Housing RB (Hollywood & Vine Apts) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.35%		07/06/18	14,000,000	14,000,000
M/F Housing RB (Security Building) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.52%		07/06/18	10,245,000	10,245,000
Los Angeles Dept of Airports
Sr RB Series 2010A (LIQ: BANK OF AMERICA NA)	b,c	1.53%		07/06/18	10,095,000	10,095,000
Sr RB Series 2010A (LIQ: BARCLAYS BANK PLC)	b,c	1.52%		07/06/18	16,985,000	16,985,000
Sr RB Series 2010A (LIQ: ROYAL BANK OF CANADA)	b,c	1.52%		07/06/18	9,750,000	9,750,000
Sr RB Series 2010A&D (LIQ: BARCLAYS BANK PLC)	b,c	1.52%		07/06/18	6,630,000	6,630,000
Sr RB Series 2010D (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.51%		07/06/18	10,465,000	10,465,000
Sr RB Series 2012B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	4,165,000	4,165,000
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		07/06/18	7,500,000	7,500,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.57%		07/06/18	5,500,000	5,500,000
Sr RB Series 2015D (LIQ: BARCLAYS BANK PLC)	b,c	1.56%		07/06/18	4,685,000	4,685,000
Sr RB Series 2015D (LIQ: MORGAN STANLEY BANK NA)	b,c	1.57%		07/06/18	7,450,000	7,450,000
Sr Refunding RB Series 2018B (LIQ: CITIBANK NA)	b,c	1.52%		07/06/18	6,035,000	6,035,000
Sub RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.53%		07/06/18	9,030,000	9,030,000
23
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sub RB Series 2016A (LIQ: WELLS FARGO BANK NA)	b,c	1.54%		07/06/18	9,155,000	9,155,000
Sub RB Series 2016B (LIQ: ROYAL BANK OF CANADA)	b,c	1.56%		07/06/18	2,600,000	2,600,000
Sub RB Series 2017A (LIQ: ROYAL BANK OF CANADA)	b,c	1.56%		07/06/18	2,360,000	2,360,000
Sub RB Series 2018A (LIQ: BARCLAYS BANK PLC)	b,c	1.56%		07/06/18	5,830,000	5,830,000
Sub RB Series 2018A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.56%		07/06/18	2,500,000	2,500,000
Los Angeles Dept of Water & Power
Power System RB Series 2002A (LIQ: BANK OF AMERICA NA)	a	1.50%		07/02/18	8,500,000	8,500,000
Power System RB Series 2002A6 (LIQ: BANK OF AMERICA NA)	a	1.50%		07/02/18	10,800,000	10,800,000
Power System RB Series 2012B&2014B&E (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	17,060,000	17,060,000
Power System RB Series 2016B (LIQ: CITIBANK NA)	b,c	1.52%		07/06/18	12,700,000	12,700,000
Power System RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	2,050,000	2,050,000
Power System RB Series 2017A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.51%		07/06/18	4,000,000	4,000,000
Power System RB Series 2017C (LIQ: CITIBANK NA)	b,c	1.52%		07/06/18	8,115,000	8,115,000
Power System RB Series 2017C (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.51%		07/06/18	3,300,000	3,300,000
Water System RB Series 2011A (LIQ: STATE STREET BANK AND TRUST COMPANY)	b,c	1.52%		07/06/18	14,230,000	14,230,000
Water System RB Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.51%		07/06/18	5,500,000	5,500,000
Water System RB Series 2012A (LIQ: ROYAL BANK OF CANADA)	b,c	1.52%		07/06/18	13,500,000	13,500,000
Water System RB Series 2012B (LIQ: CITIBANK NA)	b,c	1.52%		07/06/18	13,375,000	13,375,000
Water System RB Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.51%		07/06/18	5,000,000	5,000,000
Water System RB Series 2012B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	10,900,000	10,900,000
Water System RB Series 2014A (LIQ: CITIBANK NA)	b,c	1.52%		07/06/18	1,140,000	1,140,000
Water System RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	4,000,000	4,000,000
Water System RB Series 2017A (LIQ: BANK OF AMERICA NA)	b,c	1.53%		07/06/18	3,000,000	3,000,000
Los Angeles IDA
IDRB (KH Enterprises) Series 2008 (LOC: BANK OF THE WEST)	a	1.82%		07/06/18	1,245,000	1,245,000
Los Angeles USD
GO Bonds Series 2009 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.51%		07/06/18	6,895,000	6,895,000
GO Bonds Series 2018B1 (LIQ: BANK OF AMERICA NA)	b,c	1.53%		07/06/18	1,570,000	1,570,000
GO Bonds Series 2018B1 (LIQ: CITIBANK NA)	b,c	1.52%		07/06/18	4,000,000	4,000,000
Marin Healthcare District
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.51%		07/06/18	9,000,000	9,000,000
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.52%		07/06/18	5,970,000	5,970,000
Newhall SD Facilities Improvement District #2011-1
GO Bonds Series 2011A (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	1.54%		07/05/18	3,650,000	3,650,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	a,b	1.67%		07/06/18	55,000,000	55,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	a,b	1.65%		07/06/18	5,600,000	5,600,000
Variable Rate Demand Preferred Shares Series 6 (LOC: CITIBANK NA)	a,b	1.66%		07/06/18	19,300,000	19,300,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	a,b	1.65%		07/06/18	38,000,000	38,000,000
Oakland
GO Bonds Series 2017A1 (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	1.54%		07/05/18	2,799,713	2,799,713
24
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Orange Cnty Sanitation District
Wastewater Refunding Revenue Obligations Series 2015A (LIQ: CITIBANK NA)	b,c	1.52%		07/06/18	8,000,000	8,000,000
Oxnard SD
GO Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	b,c	1.52%		07/06/18	5,000,000	5,000,000
Palomar CCD
GO Bonds Series 2006D (LIQ: CITIBANK NA)	b,c	1.52%		07/06/18	2,880,000	2,880,000
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	30,280,000	30,280,000
Petaluma
M/F Housing RB (Oakmont) Series 1996A (LOC: US BANK NATIONAL ASSOCIATION)	a	1.54%		07/06/18	2,150,000	2,150,000
Pleasanton
M/F Housing RB (Busch Sr Housing) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.36%		07/06/18	13,360,000	13,360,000
Redondo Beach Redevelopment Agency
M/F Housing Refunding RB (Heritage Pointe Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.52%		07/06/18	10,890,000	10,890,000
Riverside Cnty Transportation Commission
Sales Tax Refunding RB Series 2017B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		07/06/18	20,260,000	20,260,000
Sacramento
Water RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.51%		07/06/18	13,000,000	13,000,000
Water RB Series 2017 (LIQ: CITIBANK NA)	b,c	1.52%		07/06/18	7,410,000	7,410,000
Sacramento Area Flood Control Agency
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: BARCLAYS BANK PLC)	b,c	1.51%		07/06/18	4,535,000	4,535,000
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.51%		07/06/18	16,000,000	16,000,000
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	4,750,000	4,750,000
Sacramento Cnty Housing Auth
M/F Housing RB (Ashford Heights Apts) Series 2006H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.36%		07/06/18	12,255,000	12,255,000
M/F Housing RB (Hastings Park Apts) Series 2004G (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.36%		07/06/18	16,500,000	16,500,000
M/F Housing RB (Logan Park Apts) Series 2007E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.54%		07/06/18	51,800,000	51,800,000
M/F Housing RB (Sierra Sunrise Sr Apts) Series 2004D (LOC: CITIBANK NA)	a	1.45%		07/06/18	4,111,000	4,111,000
M/F Housing RB (The Cascades) Series 2005D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.45%		07/06/18	6,535,000	6,535,000
Sacramento Housing Auth
M/F Housing RB (Hurley Creek Sr Apts) Series 2006E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.36%		07/06/18	10,265,000	10,265,000
M/F Housing RB (Valencia Point Apts) Series 2006I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.36%		07/06/18	5,150,000	5,150,000
San Bernardino CCD
GO Refunding Bonds Series 2013A (LIQ: CREDIT SUISSE AG)	b,c	1.54%		07/06/18	8,000,000	8,000,000
San Bernardino Cnty Transportation Auth
Sales Tax RB Series 2014A (LIQ: CITIBANK NA)	b,c	1.52%		07/06/18	8,300,000	8,300,000
25
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
San Diego CCD
GO Bonds Series 2009 (ESCROW) (LIQ: CITIBANK NA)	b,c	1.52%		07/06/18	3,125,000	3,125,000
GO Bonds Series 2011 (ESCROW) (LIQ: ROYAL BANK OF CANADA)	b,c	1.52%		07/06/18	13,400,000	13,400,000
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2014A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.51%		07/06/18	2,220,000	2,220,000
Sales Tax RB Series 2016A (LIQ: CITIBANK NA)	b,c	1.49%		07/06/18	4,800,000	4,800,000
Sales Tax RB Series 2016A (LIQ: CITIBANK NA)	b,c	1.52%		07/06/18	3,660,000	3,660,000
San Diego Housing Auth
M/F Housing RB (Hillside Garden Apts) Series 2004B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.50%		07/06/18	25,595,000	25,595,000
M/F Housing RB (Park & Market Apts) Series 2017A (LOC: MUFG BANK LTD)	a	1.35%		07/06/18	14,125,000	14,125,000
M/F Mortgage Refunding RB (Creekside Villa Apts) Series 1999B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.37%		07/06/18	4,795,000	4,795,000
San Diego Public Facilities Financing Auth
Sr Sewer Refunding RB Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.56%		07/06/18	1,875,000	1,875,000
San Diego USD
GO Bonds Series 2013C (LIQ: STATE STREET BANK AND TRUST COMPANY)	b,c	1.52%		07/06/18	8,000,000	8,000,000
GO Bonds Series 2017 (LIQ: CITIBANK NA)	b,c	1.51%		07/06/18	2,000,000	2,000,000
GO Bonds Series 2017D (LIQ: ROYAL BANK OF CANADA)	b,c	1.52%		07/06/18	2,500,000	2,500,000
San Francisco
GO Bonds Series 2012D (LIQ: CITIBANK NA)	b,c	1.52%		07/06/18	11,450,000	11,450,000
Refunding COP Series 2010A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	3,325,000	3,325,000
San Francisco Airport Commission
RB 2nd Series 2018B (LOC: BARCLAYS BANK PLC)	a	1.27%		07/06/18	42,195,000	42,195,000
RB 2nd Series 2018C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	a	1.35%		07/06/18	4,225,000	4,225,000
Refunding RB 2nd Series 2010A3 (LOC: BANK OF AMERICA NA)	a	1.33%		07/06/18	31,300,000	31,300,000
Refunding RB 2nd Series 37C (LOC: MUFG UNION BANK NA)	a	1.30%		07/06/18	435,000	435,000
Refunding RB Series 2010A2 (LOC: BANK OF AMERICA NA)	a	1.33%		07/06/18	34,600,000	34,600,000
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2017A1 (LIQ: BARCLAYS BANK PLC)	b,c	1.51%		07/06/18	3,335,000	3,335,000
GO Bonds Series 2017A1 (LIQ: CITIBANK NA)	b,c	1.52%		07/06/18	4,800,000	4,800,000
GO Bonds Series 2017A1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.51%		07/06/18	2,650,000	2,650,000
San Francisco Public Utilities Commission
Water RB 2011 & 2012A (LIQ: STATE STREET BANK AND TRUST COMPANY)	b,c	1.52%		07/06/18	8,685,000	8,685,000
Water RB Series 2011A (LIQ: BANK OF AMERICA NA)	b,c	1.53%		07/06/18	20,990,000	20,990,000
Water RB Series 2012A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	6,665,000	6,665,000
Water RB Series 2017 D (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.51%		07/06/18	3,330,000	3,330,000
Water RB Series 2017B (LIQ: CITIBANK NA)	b,c	1.50%		07/06/18	4,860,000	4,860,000
San Francisco Redevelopment Agency
M/F Housing RB (3rd & Mission) Series 1999C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.44%		07/06/18	52,150,000	52,150,000
San Joaquin Cnty Transportation Auth
Sales Tax Refunding RB Series 2017 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		07/06/18	9,750,000	9,750,000
Sales Tax Refunding RB Series 2017 (LIQ: ROYAL BANK OF CANADA)	b,c	1.52%		07/06/18	7,500,000	7,500,000
26
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
San Jose
M/F Housing RB (Cinnabar Commons) Series 2003C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.36%		07/06/18	7,900,000	7,900,000
M/F Housing RB (Pollard Plaza Apts) Series 2002D (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.37%		07/06/18	5,995,000	5,995,000
M/F Housing RB (Villa Monterey Apts) Series 2002F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.54%		07/06/18	10,000,000	10,000,000
M/F Housing Refunding RB (Las Ventanas Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.35%		07/06/18	25,900,000	25,900,000
San Jose USD
GO Bonds Series 2018E (LIQ: CITIBANK NA)	b,c	1.52%		07/06/18	1,920,000	1,920,000
San Jose-Evergreen CCD
GO Bonds Series A (LIQ: CITIBANK NA)	b,c	1.53%		07/06/18	3,980,000	3,980,000
San Luis Obispo Cnty CCD
GO Bonds Series 2014A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		07/06/18	6,580,000	6,580,000
San Marcos Redevelopment Agency
M/F Housing RB (Grandon Village) Series 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.58%		07/06/18	13,390,000	13,390,000
San Marcos USD
GO Bonds Series A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		07/06/18	5,340,000	5,340,000
GO Bonds Series C (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	5,000,000	5,000,000
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	6,665,000	6,665,000
San Mateo Cnty CCD
GO Bonds Series 2015A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	8,810,000	8,810,000
San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB Series 2013A (LIQ: BARCLAYS BANK PLC)	b,c	1.53%		07/06/18	10,550,000	10,550,000
Santa Clara Cnty
GO Bonds Series 2013B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.51%		07/06/18	2,495,000	2,495,000
GO Bonds Series 2013B (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.51%		07/06/18	2,985,000	2,985,000
Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts) Series 2005C (LOC: MUFG UNION BANK NA)	a	1.67%		07/06/18	7,652,000	7,652,000
M/F Housing Refunding RB (Willows Apts) Series 2005A (LOC: MUFG UNION BANK NA)	a	1.39%		07/06/18	3,772,000	3,772,000
Santa Monica CCD
GO Bonds Series 2018A (LIQ: CITIBANK NA)	b,c	1.52%		07/06/18	2,650,000	2,650,000
GO Bonds Series 2018A (LIQ: ROYAL BANK OF CANADA)	b,c	1.52%		07/06/18	6,500,000	6,500,000
Sausalito
M/F Housing RB (Rotary Village) Series 2003 (LOC: BANK OF THE WEST)	a	1.35%		07/06/18	1,750,000	1,750,000
Solano CCD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		07/06/18	3,000,000	3,000,000
South San Francisco USD
GO Bonds Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	1.51%		07/02/18	12,795,000	12,795,000
Southern California Metropolitan Water District
Sub Water RB Series 2017C (SIFMA Municipal Swap Index + 0.05%)		1.48%	07/05/18	07/25/19	31,300,000	31,300,000
Sub Water Refunding RB Series 2017D (SIFMA Municipal Swap Index + 0.05%)		1.48%	07/05/18	07/25/19	33,700,000	33,700,000
Sub Water Refunding RB Series 2017E (SIFMA Municipal Swap Index + 0.05%)		1.48%	07/05/18	07/25/19	30,000,000	30,000,000
27
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water Refunding RB Series 2009B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.51%		07/06/18	10,940,000	10,940,000
Water Refunding RB Series 2009C (LIQ: BARCLAYS BANK PLC)	b,c	1.51%		07/06/18	2,500,000	2,500,000
Water Refunding RB Series 2013D	a	1.15%		07/06/18	11,750,000	11,750,000
Water Refunding RB Series 2015A1	a	1.11%		07/06/18	11,025,000	11,025,000
Water Refunding RB Series 2015A2	a	1.11%		07/06/18	4,945,000	4,945,000
Water Refunding RB Series 2016B1 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	a	1.40%		07/02/18	10,985,000	10,985,000
Southern California Public Power Auth
RB (Milford Wind Corridor Phase II) 2011-1 (LIQ: BARCLAYS BANK PLC)	b,c	1.53%		07/06/18	9,965,000	9,965,000
Sunnyvale SD
GO Bonds Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	1.51%		07/02/18	10,080,000	10,080,000
Univ of CA Medical Center
Medical Center Pooled RB Series 2016L (LIQ: BARCLAYS BANK PLC)	b,c	1.51%		07/06/18	2,220,000	2,220,000
Univ of California
General RB Series 2009-O (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.51%		07/06/18	12,500,000	12,500,000
General RB Series 2013AF (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.51%		07/06/18	8,500,000	8,500,000
General RB Series 2013AI & 2016AR (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.51%		07/06/18	2,685,000	2,685,000
General RB Series 2013AI (LIQ: BARCLAYS BANK PLC)	b,c	1.51%		07/06/18	6,000,000	6,000,000
General RB Series 2013AI (LIQ: CREDIT SUISSE AG)	b,c	1.52%		07/06/18	12,000,000	12,000,000
General RB Series 2013AI (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.51%		07/06/18	3,300,000	3,300,000
General RB Series 2014AM (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.51%		07/06/18	11,080,000	11,080,000
General RB Series 2014AM (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	7,600,000	7,600,000
General RB Series 2018AZ (LIQ: CITIBANK NA)	b,c	1.49%		07/06/18	4,900,000	4,900,000
Limited Project RB Series 2012G (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	4,695,000	4,695,000
Limited Project RB Series 2015I (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.51%		07/06/18	26,285,000	26,285,000
Limited Project RB Series 2016K (LIQ: MORGAN STANLEY BANK NA)	b,c	1.52%		07/06/18	4,400,000	4,400,000
Medical Center Pooled RB Series 2013J (LIQ: BARCLAYS BANK PLC)	b,c	1.51%		07/06/18	20,850,000	20,850,000
Medical Center Pooled RB Series 2013J (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.51%		07/06/18	15,505,000	15,505,000
West Valley-Mission CCD
GO Bonds Series 2015B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	8,500,000	8,500,000
Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royal) Series 2000A (LOC: MUFG UNION BANK NA)	a	1.60%		07/06/18	4,715,000	4,715,000
28
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Yosemite CCD
GO Bonds Series 2008C (ESCROW) (LIQ: BANK OF AMERICA NA)	b,c	1.53%		07/06/18	12,000,000	12,000,000
Total Variable-Rate Municipal Securities
(Cost $3,703,957,447)						3,703,957,447
a	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,937,711,403 or 36.4% of net assets.
c	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.

CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association
TOB —	Tender option bond
UHSD —	Union high school district
USD —	Unified school district
VRDN —	Variable rate demand note

At June 30, 2018, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2018. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
29
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab California Municipal Money Fund
Statement of Assets and Liabilities

As of June 30, 2018; unaudited
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$5,393,536,351
Cash		2,490,171
Receivables:
Investments sold		24,710,753
Fund shares sold		30,314,357
Interest		10,825,419
Prepaid expenses	+	51,142
Total assets		5,461,928,193
Liabilities
Payables:
Investments bought		116,707,861
Investment adviser and administrator fees		1,495,734
Shareholder service fees		63,230
Fund shares redeemed		13,677,460
Distributions to shareholders		2,082,403
Accrued expenses	+	116,341
Total liabilities		134,143,029
Net Assets
Total assets		5,461,928,193
Total liabilities	–	134,143,029
Net assets		$5,327,785,164
Net Assets by Source
Capital received from investors		5,327,745,990
Net realized capital gains		39,174

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$1,992,867,871		1,992,064,894		$1.00
Investor Shares	$3,334,917,293		3,333,572,840		$1.00

30
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab California Municipal Money Fund
Statement of Operations

For the period January 1, 2018 through June 30, 2018; unaudited
Investment Income
Interest		$38,254,007
Expenses
Investment adviser and administrator fees		9,304,554
Shareholder service fees:
Sweep Shares		4,194,046
Investor Shares		1,774,962
Portfolio accounting fees		94,793
Professional fees		41,460
Custodian fees		40,838
Registration fees		32,014
Shareholder reports		30,739
Transfer agent fees		26,137
Independent trustees’ fees		19,920
Other expenses	+	38,761
Total expenses		15,598,224
Expense reduction by CSIM and its affiliates	–	2,229,911
Net expenses	–	13,368,313
Net investment income		24,885,694
Realized Gains (Losses)
Net realized gains on investments		290,797
Increase in net assets resulting from operations		$25,176,491
31
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab California Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/18-6/30/18		1/1/17-12/31/17
Net investment income		$24,885,694	$20,437,395
Net realized gains	+	290,797	123,102
Increase in net assets from operations		25,176,491	20,560,497
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(12,936,149)	(15,674,675)
Investor Shares	+	(11,949,545)	(4,762,720)
Total distributions from net investment income		(24,885,694)	(20,437,395)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		5,310,008,292	13,211,380,312
Investor Shares	+	3,374,729,155	1,327,236,668
Total shares sold		8,684,737,447	14,538,616,980
Shares Reinvested
Sweep Shares		12,236,002	15,660,206
Investor Shares	+	8,661,802	4,011,990
Total shares reinvested		20,897,804	19,672,196
Shares Redeemed
Sweep Shares		(8,593,218,005)	(13,990,598,428)
Investor Shares	+	(1,502,164,228)	(662,843,412)
Total shares redeemed		(10,095,382,233)	(14,653,441,840)
Net transactions in fund shares		(1,389,746,982)	(95,152,664)
Net Assets
Beginning of period		6,717,241,349	6,812,270,911
Total decrease	+	(1,389,456,185)	(95,029,562)
End of period		$5,327,785,164	$6,717,241,349
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/18– 6/30/18*	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2],[3]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.38% [4]	0.34% [3]	0.04%	0.02%	0.02%	0.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.60% [5]	0.63% [6]	0.42% [7]	0.09% [7]	0.09% [7]	0.14% [7]
Gross operating expenses	0.61% [5]	0.69%	0.71%	0.72%	0.71%	0.71%
Net investment income (loss)	0.77% [5]	0.24%	0.03%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$720	$1,286	$1,569	$1,728	$1,758	$1,692

Investor Shares	1/1/18– 6/30/18*	1/1/17– 12/31/17[8]	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01 [1]	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.01	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.01	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.01) [3]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.01)	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.51% [4]	0.56% [3]	0.12%	0.02%	0.02%	0.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35% [5]	0.42% [6]	0.34% [7]	0.09% [7]	0.09% [7]	0.14% [7]
Gross operating expenses	0.51% [5]	0.56%	0.58%	0.59%	0.58%	0.58%
Net investment income (loss)	1.03% [5]	0.48%	0.12%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$702	$322	$209	$210	$237	$267
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.08%.
4
Not annualized.
5
Annualized.
6
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
7
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
8
Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
33
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 7.6% of net assets
New York 7.6%
Eden CSD
BAN 2018		3.00%		06/06/19	7,800,000	7,886,808
Enlarged Troy SD
BAN 2018		3.50%		06/12/19	9,000,000	9,140,278
Kenmore Tonawanda UFSD
BAN 2018		3.00%		06/13/19	15,000,000	15,170,346
Lindenhurst Union Free SD
BAN 2018		2.75%		06/26/19	6,000,000	6,057,361
Liverpool CSD
BAN 2018		3.00%		06/28/19	2,000,000	2,024,884
New York City
GO Bonds Fiscal 2014 Series G		5.00%		08/01/18	200,000	200,584
New York State Dormitory Auth
CP (Cornell Univ)		1.40%		08/30/18	14,890,000	14,890,000
CP (Cornell Univ)		1.39%		09/06/18	19,000,000	19,000,000
RB (Cornell Univ) Series 2016A		5.00%		07/01/18	1,000,000	1,000,000
New York State Power Auth
CP Series 1&2		1.48%		07/19/18	3,245,000	3,245,000
CP Series 1&2		1.64%		08/16/18	15,000,000	15,000,000
Valley CSD
GO BAN 2018		3.00%		06/20/19	9,300,000	9,411,349
West Hempstead UFSD
BAN 2018		2.75%		06/14/19	5,000,000	5,046,679
Total Fixed-Rate Municipal Securities
(Cost $108,073,289)						108,073,289

34
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Municipal Securities 91.0% of net assets
New York 91.0%
Colonie Local Development Corp
RB (Shaker Pointe at Carondelet) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.56%		07/06/18	9,285,000	9,285,000
RB (Shaker Pointe at Carondelet) Series 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.56%		07/06/18	11,410,000	11,410,000
Columbia Cnty IDA
Civic Facility RB (Columbia Memorial Hospital) Series 2008A (LOC: HSBC BANK USA NA)	a	1.54%		07/06/18	1,260,000	1,260,000
East Rochester Hsg Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.56%		07/06/18	12,315,000	12,315,000
Erie Cnty IDA
IDRB (Hydro-Air Components) Series 2006 (LOC: HSBC BANK USA NA)	a	1.58%		07/06/18	3,985,000	3,985,000
Franklin Cnty Civic Development Corp
RB (Alice Hyde Medical Center) Series 2013A (LOC: HSBC BANK USA NA)	a	1.54%		07/06/18	7,990,000	7,990,000
Lancaster IDA
Civic Facility RB (GreenField Manor) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.60%		07/06/18	13,000,000	13,000,000
IDRB (Sealing Devices) Series 2007 (LOC: HSBC BANK USA NA)	a	1.58%		07/06/18	1,465,000	1,465,000
IDRB (Sealing Devices) Series 2016 (LOC: HSBC BANK USA NA)	a	1.56%		07/06/18	3,100,000	3,100,000
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2009B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	3,165,000	3,165,000
Dedicated Tax Fund Bonds Series 2016B-1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	7,315,000	7,315,000
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	6,665,000	6,665,000
Dedicated Tax Fund Refunding Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	5,345,000	5,345,000
Transportation RB Series 2005E (LOC: BANK OF MONTREAL)	a	1.54%		07/02/18	2,305,000	2,305,000
Transportation RB Series 2006B (LOC: STATE STREET BANK AND TRUST COMPANY)	b,c	1.55%		07/05/18	25,615,000	25,615,000
Transportation RB Series 2015E4 (LOC: BANK OF THE WEST)	a	1.54%		07/06/18	6,765,000	6,765,000
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.56%		07/06/18	17,320,000	17,320,000
Civic Facility RB Series 2004 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.61%		07/06/18	865,000	865,000
New York City
GO Bonds Fiscal 2005 Series C3 (LIQ: BANK OF AMERICA NA)	b,c	1.54%		07/06/18	8,700,000	8,700,000
GO Bonds Fiscal 2006 Series I-8 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	1.55%		07/02/18	7,265,000	7,265,000
GO Bonds Fiscal 2009 Series H1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	15,000,000	15,000,000
GO Bonds Fiscal 2009 Series I1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	3,000,000	3,000,000
GO Bonds Fiscal 2009 Series J1 (LIQ: CITIBANK NA)	b,c	1.54%		07/06/18	23,225,000	23,225,000
GO Bonds Fiscal 2010 Series E (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	3,445,000	3,445,000
35
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	b,c	1.54%		07/06/18	14,165,000	14,165,000
GO Bonds Fiscal 2012 Series D-3A (LIQ: BANK OF NEW YORK MELLON/THE)	a	1.58%		07/02/18	2,480,000	2,480,000
GO Bonds Fiscal 2012 Series D1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	2,500,000	2,500,000
GO Bonds Fiscal 2012 Series D3B (LIQ: ROYAL BANK OF CANADA)	b,c	1.54%		07/06/18	13,000,000	13,000,000
GO Bonds Fiscal 2012 Series G6 (LOC: MIZUHO BANK LTD)	a	1.60%		07/02/18	12,265,000	12,265,000
GO Bonds Fiscal 2012 Series G7 (LOC: MUFG BANK LTD)	a	1.57%		07/02/18	1,500,000	1,500,000
GO Bonds Fiscal 2013 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	3,750,000	3,750,000
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)	a	1.67%		07/02/18	800,000	800,000
GO Bonds Fiscal 2013 Series D&E (LIQ: CITIBANK NA)	b,c	1.54%		07/06/18	16,500,000	16,500,000
GO Bonds Fiscal 2013 Series F1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	b,c	1.54%		07/06/18	7,300,000	7,300,000
GO Bonds Fiscal 2014 Series A1 (LIQ: CITIBANK NA)	b,c	1.54%		07/06/18	8,000,000	8,000,000
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	2,635,000	2,635,000
GO Bonds Fiscal 2015 Series F5 (LIQ: BARCLAYS BANK PLC)	a	1.59%		07/02/18	2,150,000	2,150,000
GO Bonds Fiscal 2015 Series F7 (LIQ: ROYAL BANK OF CANADA)	b,c	1.54%		07/06/18	5,830,000	5,830,000
GO Bonds Fiscal 2017 Series A1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	16,000,000	16,000,000
GO Bonds Fiscal 2018 Series B1 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	b	1.66%	07/05/18	07/19/18	4,910,000	4,910,000
Go Bonds Fiscal 2018 Series B4 (LIQ: BARCLAYS BANK PLC)	a	1.59%		07/02/18	1,690,000	1,690,000
GO Bonds Fiscal 2018 Series B5 (LIQ: BARCLAYS BANK PLC)	a	1.59%		07/02/18	1,005,000	1,005,000
New York City Housing Development Corp
M/F Housing RB (Linden Plaza) Series 2008A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.60%		07/06/18	12,070,000	12,070,000
M/F Housing RB Series 2009C1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	10,000,000	10,000,000
M/F Housing RB Series 2018C1 (LIQ: BANK OF AMERICA NA)	b,c	1.56%		07/06/18	3,750,000	3,750,000
M/F Mortgage RB (1090 Franklin Ave Apts) 2005A (LOC: CITIBANK NA)	a	1.54%		07/06/18	2,320,000	2,320,000
M/F Mortgage RB (1904 Vyse Ave Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.56%		07/06/18	4,035,000	4,035,000
M/F Mortgage RB (33 W Tremont Ave Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.56%		07/06/18	1,565,000	1,565,000
M/F Mortgage RB (Las Casas) Series 2008A (LOC: BANK OF AMERICA NA)	a	1.60%		07/06/18	19,200,000	19,200,000
M/F Mortgage RB (Nagle Courtyard Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.56%		07/06/18	4,200,000	4,200,000
New York City IDA
Empowerment Zone RB (Tiago Holdings) Series 2007 (LOC: LLOYDS BANK PLC)	a	1.54%		07/06/18	32,000,000	32,000,000
IDRB (Gary Plastic Packaging Corp) Series 1998 (LOC: JPMORGAN CHASE BANK NA)	a	1.91%		07/06/18	350,000	350,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2008 Series AA&DD & Fiscal 2009 Series FF2&GG1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	870,000	870,000
Water & Sewer System 2nd General Resolution RB Fiscal 2009 Series FF (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	2,425,000	2,425,000
36
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water & Sewer System 2nd General Resolution RB Fiscal 2013 Series BB (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	3,750,000	3,750,000
Water & Sewer System 2nd General Resolution RB Fiscal 2013 Series DD (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	4,715,000	4,715,000
Water & Sewer System 2nd Resolution RB Fiscal 2009 Series GG2 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	7,800,000	7,800,000
Water & Sewer System 2nd Resolution RB Fiscal 2011 Series EE (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	6,175,000	6,175,000
Water & Sewer System 2nd Resolution RB Fiscal 2011 Series HH (LIQ: ROYAL BANK OF CANADA)	b,c	1.54%		07/06/18	14,700,000	14,700,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series BB (LIQ: ROYAL BANK OF CANADA)	b,c	1.54%		07/06/18	10,515,000	10,515,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series FF (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	23,550,000	23,550,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA3 (LIQ: TD BANK NA)	a	1.54%		07/02/18	4,160,000	4,160,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series DD (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	4,000,000	4,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB4 (LIQ: BARCLAYS BANK PLC)	a	1.59%		07/02/18	6,000,000	6,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2016 Series BB1 (LIQ: STATE STREET BANK AND TRUST COMPANY)	b,c	1.53%		07/06/18	10,130,000	10,130,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB2 (LIQ: BANK OF MONTREAL)	a	1.53%		07/02/18	1,300,000	1,300,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD (LIQ: BARCLAYS BANK PLC)	b,c	1.54%		07/06/18	2,800,000	2,800,000
Water & Sewer System RB Fiscal 2008 Series B3 (LIQ: BANK OF AMERICA NA)	a	1.59%		07/02/18	5,310,000	5,310,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2012 Series S1A (LIQ: CITIBANK NA)	b,c	1.54%		07/06/18	5,625,000	5,625,000
Building Aid RB Fiscal 2013 Series S1 (LIQ: CITIBANK NA)	b,c	1.54%		07/06/18	12,500,000	12,500,000
Building Aid RB Fiscal 2015 Series S1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	4,000,000	4,000,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: CITIBANK NA)	b,c	1.54%		07/06/18	8,000,000	8,000,000
Future Tax Secured Bonds Fiscal 1998 Series C (LIQ: ROYAL BANK OF CANADA)	b,c	1.54%		07/06/18	11,200,000	11,200,000
Future Tax Secured Bonds Fiscal 2011 Series D1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	3,750,000	3,750,000
Future Tax Secured Bonds Fiscal 2012 Series D1 (LIQ: CITIBANK NA)	b,c	1.54%		07/06/18	4,000,000	4,000,000
Future Tax Secured Sub Bonds Fiscal 2010 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	10,990,000	10,990,000
Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: ROYAL BANK OF CANADA)	b,c	1.54%		07/06/18	5,450,000	5,450,000
Future Tax Secured Sub Bonds Fiscal 2013 Series F (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	6,480,000	6,480,000
Future Tax Secured Sub Bonds Fiscal 2017 Series B1 (LIQ: CITIBANK NA)	b,c	1.54%		07/06/18	3,000,000	3,000,000
Future Tax Secured Sub RB Fiscal 2011 Series C (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	1,700,000	1,700,000
37
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Future Tax Secured Sub RB Fiscal 2012 Series F1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	10,900,000	10,900,000
Future Tax Secured Sub RB Fiscal 2014 Series A1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	5,780,000	5,780,000
Future Tax Secured Sub RB Fiscal 2016 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	1,500,000	1,500,000
New York City Trust for Cultural Resources
RB (American Museum of Natural History) Series 2014B2 (SIFMA Municipal Swap Index + 0.03%)		1.54%	07/05/18	01/07/19	14,740,000	14,740,000
New York Liberty Development Corp
Liberty RB Series 1WTC-2011 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.56%		07/06/18	5,815,000	5,815,000
New York State Dormitory Auth
Mental Health Services Facilities RB Series 2008C (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.59%		07/06/18	7,835,000	7,835,000
RB (New York Univ) Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	b	1.66%	07/05/18	08/23/18	4,375,000	4,375,000
RB (St. John’s Univ) Series 2007C (LOC: STATE STREET BANK AND TRUST COMPANY)	b,c	1.55%		07/05/18	26,020,000	26,020,000
RB (Univ of Rochester) Series 2006A1 (LOC: BARCLAYS BANK PLC)	a	1.55%		07/06/18	1,635,000	1,635,000
State Personal Income Tax RB Series 2011A (LIQ: CITIBANK NA)	b,c	1.54%		07/06/18	2,000,000	2,000,000
State Personal Income Tax RB Series 2011A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	5,935,000	5,935,000
State Personal Income Tax RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	2,000,000	2,000,000
State Personal Income Tax RB Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	11,135,000	11,135,000
State Personal Income Tax RB Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	1,875,000	1,875,000
State Personal Income Tax RB Series 2015E (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	6,250,000	6,250,000
State Sales Tax RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	3,300,000	3,300,000
State Sales Tax RB Series 2014A (LIQ: ROYAL BANK OF CANADA)	b,c	1.54%		07/06/18	4,500,000	4,500,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	b,c	1.54%		07/06/18	5,790,000	5,790,000
State Sales Tax RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	7,600,000	7,600,000
State Sales Tax RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		07/06/18	7,500,000	7,500,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2010C (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	6,600,000	6,600,000
State Clean Water & Drinking Water Revolving Funds RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	2,500,000	2,500,000
New York State HFA
Housing RB (25 Washington St) Series 2010A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.53%		07/06/18	5,445,000	5,444,898
Housing RB (39th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.60%		07/06/18	5,300,000	5,300,000
Housing RB (600 W 42nd St) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.53%		07/06/18	27,095,000	27,095,000
Housing RB (600 W 42nd Street) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.60%		07/06/18	73,100,000	73,098,511
38
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Housing RB (900 8th Avenue) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.60%		07/06/18	58,000,000	58,000,000
Housing RB (Biltmore Tower) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.60%		07/06/18	31,300,000	31,300,000
Housing RB (Caroline Apts) Series 2008A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.60%		07/06/18	7,000,000	7,000,000
Housing RB (Chelsea Apartments) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.58%		07/06/18	3,145,000	3,145,000
Housing RB (Clinton Green North) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.60%		07/06/18	50,000,000	50,000,000
Housing RB (Clinton Green South) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.60%		07/06/18	26,000,000	26,000,000
Housing RB (Clinton Green) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.60%		07/06/18	8,800,000	8,800,000
Housing RB (Gateway to New Cassel) Series 2006A (LOC: JPMORGAN CHASE BANK NA)	a	1.63%		07/06/18	5,600,000	5,600,000
Housing RB (Helena) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.60%		07/06/18	44,000,000	44,000,000
Housing RB (Related-42nd & 10th) Series 2007A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.53%		07/06/18	3,345,000	3,345,000
Housing RB (Reverend Polite Ave Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.55%		07/06/18	7,435,000	7,435,000
Housing RB (Rip Van Winkle House) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.55%		07/06/18	10,700,000	10,700,000
Housing RB (Tribeca Park) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.53%		07/06/18	700,000	700,000
Housing RB (W 20th Street) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.60%		07/06/18	5,300,000	5,300,000
Housing RB (West Village Apts) Series 2008A (LOC: CITIBANK NA)	a	1.63%		07/06/18	5,700,000	5,700,000
Service Contract Refunding RB Series 2003 M2 (LOC: BANK OF AMERICA NA)	a	1.56%		07/06/18	6,655,000	6,655,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 144 (LIQ: BANK OF AMERICA NA)	a	1.55%		07/02/18	7,615,000	7,615,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	4,995,000	4,995,000
State Personal Income Tax RB Series 2009B1 (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	5,000,000	5,000,000
State Personal Income Tax RB Series 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	9,365,000	9,365,000
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: CITIBANK NA)	a,b	1.58%		07/06/18	2,700,000	2,700,000
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	a,b	1.55%		07/06/18	40,000,000	40,000,000
Onondaga Cnty IDA
Civic Facility RB (Syracuse Research Corp Facility) Series 1997A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.56%		07/06/18	1,500,000	1,500,000
Port Auth of New York & New Jersey
Consolidated Bonds 177th Series (LIQ: CREDIT SUISSE AG)	b,c	1.54%		07/06/18	1,000,000	1,000,000
Consolidated Bonds 194th Series (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	11,800,000	11,800,000
39
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Consolidated Bonds 197th Series (LIQ: BARCLAYS BANK PLC)	b,c	1.59%		07/06/18	2,380,000	2,380,000
Consolidated Bonds 198th Series (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	3,055,000	3,055,000
Consolidated Bonds 205th Series (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	3,000,000	3,000,000
Consolidated Bonds 206th Series (LIQ: CITIBANK NA)	b,c	1.56%		07/06/18	2,500,000	2,500,000
Rockland Cnty IDA
RB (Northern Riverview) Series 1999 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.61%		07/06/18	6,365,000	6,365,000
Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal 2015 Series A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	5,750,000	5,750,000
Suffolk Cnty IDA
Civic Facility RB (Guide Dog Foundation for the Blind) Series 2001 (LOC: JPMORGAN CHASE BANK NA)	a	1.58%		07/06/18	1,740,000	1,740,000
Triborough Bridge & Tunnel Auth
General RB Series 2001C (LOC: STATE STREET BANK AND TRUST COMPANY)	a	1.55%		07/02/18	3,500,000	3,500,000
General RB Series 2009A2 (LIQ: BANK OF AMERICA NA)	b,c	1.54%		07/06/18	6,500,000	6,500,000
General RB Series 2009A2 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	1,200,000	1,200,000
General RB Series 2013C (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	6,665,000	6,665,000
General RB Series 2018A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		07/06/18	4,715,000	4,715,000
General Refunding RB Series 2005B-2 (LOC: CITIBANK NA)	a	1.49%		07/02/18	500,000	500,000
General Refunding RB Series 2017B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	4,195,000	4,195,000
Utility Debt Securitization Auth
Restructuring Bonds Series 2013TE (LIQ: CREDIT SUISSE AG)	b,c	1.54%		07/06/18	24,375,000	24,375,000
Restructuring Bonds Series 2013TE (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.54%		07/06/18	3,355,000	3,355,000
Warren & Wash Cnty IDA
RB (The Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.55%		07/06/18	8,250,000	8,250,000
Total Variable-Rate Municipal Securities
(Cost $1,292,893,409)						1,292,893,409
a	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $649,700,000 or 45.7% of net assets.
c	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.

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Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

BAN —	Bond anticipation note
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association
TOB —	Tender option bond
UFSD —	Union free school district
VRDN —	Variable rate demand note

At June 30, 2018, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2018. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab New York Municipal Money Fund
Statement of Assets and Liabilities

As of June 30, 2018; unaudited
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$1,400,966,698
Cash		2,468,367
Receivables:
Fund shares sold		17,751,558
Interest		2,897,487
Prepaid expenses	+	40,402
Total assets		1,424,124,512
Liabilities
Payables:
Investment adviser and administrator fees		434,727
Shareholder service fees		25,001
Independent trustees’ fees		29
Fund shares redeemed		1,582,274
Distributions to shareholders		584,714
Accrued expenses	+	69,402
Total liabilities		2,696,147
Net Assets
Total assets		1,424,124,512
Total liabilities	–	2,696,147
Net assets		$1,421,428,365
Net Assets by Source
Capital received from investors		1,421,430,000
Net realized capital losses		(1,635)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$719,588,726		719,122,781		$1.00
Investor Shares	$701,839,639		701,395,657		$1.00

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Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab New York Municipal Money Fund
Statement of Operations

For the period January 1, 2018 through June 30, 2018; unaudited
Investment Income
Interest		$11,381,741
Expenses
Investment adviser and administrator fees		2,809,014
Shareholder service fees:
Sweep Shares		1,452,097
Investor Shares		375,347
Portfolio accounting fees		56,831
Registration fees		30,216
Professional fees		28,019
Independent trustees’ fees		17,634
Shareholder reports		17,326
Custodian fees		15,407
Transfer agent fees		6,754
Interest expense		2,538
Other expenses	+	11,833
Total expenses		4,823,016
Expense reduction by CSIM and its affiliates	–	459,635
Net expenses	–	4,363,381
Net investment income		7,018,360
Realized Gains (Losses)
Net realized losses on investments		(1,635)
Increase in net assets resulting from operations		$7,016,725
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Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab New York Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/18-6/30/18		1/1/17-12/31/17
Net investment income		$7,018,360	$4,624,516
Net realized gains (losses)	+	(1,635)	120,888
Increase in net assets from operations		7,016,725	4,745,404
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(4,448,263)	(4,460,089)
Investor Shares	+	(2,570,097)	(1,508,531)
Total distributions from net investment income		(7,018,360)	(5,968,620)
Distributions from net realized gains
Sweep Shares		—	(96,729)
Investor Shares	+	—	(24,172)
Total distributions from net realized gains		—	(120,901)
Total distributions		(7,018,360)	(6,089,521)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		1,957,201,414	3,487,557,334
Investor Shares	+	642,932,588	260,063,466
Total shares sold		2,600,134,002	3,747,620,800
Shares Reinvested
Sweep Shares		4,164,583	4,554,151
Investor Shares	+	1,901,965	1,287,407
Total shares reinvested		6,066,548	5,841,558
Shares Redeemed
Sweep Shares		(2,527,019,278)	(3,774,081,342)
Investor Shares	+	(265,627,324)	(148,015,452)
Total shares redeemed		(2,792,646,602)	(3,922,096,794)
Net transactions in fund shares		(186,446,052)	(168,634,436)
Net Assets
Beginning of period		1,607,876,052	1,777,854,605
Total decrease	+	(186,447,687)	(169,978,553)
End of period		$1,421,428,365	$1,607,876,052
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab Municipal Money Funds
Financial Notes, unaudited

1. Business Structure of the Fund:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund™	Schwab Investor Money Fund®
Schwab U.S. Treasury Money Fund™	Schwab Variable Share Price Money Fund™
Schwab Treasury Obligations Money Fund™	Schwab Retirement Government Money Fund™
Schwab Advisor Cash Reserves®	Schwab Municipal Money Fund™
Schwab Cash Reserves™	Schwab AMT Tax-Free Money Fund™
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Retirement Advantage Money Fund®	Schwab New York Municipal Money Fund
Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund each offer two share classes: Sweep Shares and Investor Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
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Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Standards:
In March 2017, the FASB issued Accounting Standards Update “Premium Amortization on Purchased Callable Debt Securities” which amends the amortization period for a callable debt security held at a premium from the maturity date to the earliest call date. The guidance is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management believes these changes will have no impact to the funds.

3. Credit and Liquidity Enhancements:
A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of total assets for each fund’s investments in securities with these types of enhancements, as well as any entities providing enhancements to 10% or greater of investments in securities in each fund.
	Schwab California Municipal Money Fund	Schwab New York Municipal Money Fund
% of investments in securities with credit enhancements or liquidity enhancements	89%	90%
% of investments in securities with credit enhancements or liquidity enhancements 10% or greater from a single institution	10% (Federal National Mortgage Association)	19% (Federal National Mortgage Association)
		14% (JPMorgan Chase Bank NA)
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Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

3. Credit and Liquidity Enhancements (continued):
For additional information, please refer to the funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit “LOC,” guaranty “GTY” and/or liquidity agreement “LIQ,” respectively, along with the institution providing the enhancement.

4. Risk Factors:
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk. Each fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. A fund may involuntarily redeem any investor who is not a natural person. Each fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” each fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, each fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. A change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. The funds are currently subject to heightened levels of interest rate risk because of the continued economic recovery, along with the fact that the Federal Reserve Board ended its quantitative easing program in 2014, and has begun, and may continue, to raise interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor or liquidity provider of a portfolio investment fails to honor its obligations. Negative perceptions of the ability of an issuer, guarantor or liquidity provider to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. A fund’s investments in securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency
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Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

4. Risk Factors (continued):
downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
State Risk. Schwab New York Municipal Money Fund and Schwab California Municipal Money Fund invest primarily in securities issued by the state of New York and its municipalities and the state of California and its municipalities, respectively. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of a fund’s portfolio. Further, a fund’s share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain New York and California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting the states of New York and California and/or their municipalities. The possibility exists that a natural disaster, including an earthquake, could create a major dislocation of the California economy and significantly affect the ability of state and local governments to raise money to pay principal and interest on their municipal securities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.
Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase ,sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
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Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2018, the aggregate advisory fee paid to CSIM by the Schwab California Municipal Money Fund and the Schwab New York Municipal Money Fund were 0.33% and 0.34%, respectively, as a percentage of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The Plan also enables the Sweep Shares of the funds to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provides to fund shareholders invested in the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Sweep Shares of the funds are also subject to an annual sweep administration fee up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the funds’ shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
	Shareholder Servicing Fee	Sweep Administration Fee
Sweep Shares	0.15%	0.10%
Investor Shares	0.15%	n/a
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
	Schwab California Municipal Money Fund	Schwab New York Municipal Money Fund
Sweep Shares	0.55%	0.60%
Investor Shares	0.35%	0.35%
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Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex (for definition refer to Trustees and Officers section) when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2018, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab California Municipal Money Fund	$92,316,418	$—
Schwab New York Municipal Money Fund	33,421,526	(12,436)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $605 million line of credit (the Syndicated Credit Facility), maturing on October 4, 2018. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which matures on November 30, 2018. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. The funds may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:
As of June 30, 2018, the tax basis cost of the funds’ investments was as follows:
	Schwab California Municipal Money Fund	Schwab New York Municipal Money Fund
Tax cost	$5,393,536,351	$1,400,966,698
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Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2017, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab California Municipal Money Fund	Schwab New York Municipal Money Fund
No expiration	$251,623	$—
Total	$251,623	$—
As of December 31, 2017, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2017, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including the Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives extensive data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds, operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 26, 2018, and June 5, 2018, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 5, 2018. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered information provided by CSIM relating to the Funds’ portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s infrastructure. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Funds and certain of their shareholders. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered the Funds’ performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the

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peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap as well as using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, which may include exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The
Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and its affiliates have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered contractual investment advisory fee schedules with respect to the Funds that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and its affiliates that are designed to pass along potential economies of scale to Fund shareholders. Specifically, the Board considered recent expense cap reductions effective October 3, 2017, as well as CSIM and its affiliates previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, and (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and its affiliates as discussed above, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 107 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	107	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (public policy think tank) (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	107	Director, Gilead Sciences, Inc. (2005 – present)
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman, TIAA Charitable (financial services) (2014 – 2016); Senior Managing Director, TIAA (financial services) (2003 – 2016).	107	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	107	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	107	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	107	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	107	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	107	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Co-CEO, Colgin Cellars, LLC (vineyards) (Feb. 1998 – present).	107	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director (May 2008 – present), President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	107	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).	107	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present), Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President, Charles Schwab & Co., Inc. (July 2015 – present); Chief Financial Officer (July 2015 – Aug. 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	107	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (investment management firm) (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (investment management firm) (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of CSIM. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow  The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
Guaranty (GTY)  An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
Letter of Credit (LOC)  An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
Liquidity (LIQ)  A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities  High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.

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Schwab Municipal Money Funds  |  Semiannual Report

Schwab Municipal Money Funds
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes  Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes  Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond  A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP)  Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Municipal Money Funds  |  Semiannual Report

Notes

Notes

Notes

Schwab Municipal Money Funds
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab® U.S. Large-Cap Growth Index Fund
Schwab® U.S. Large-Cap Value Index Fund
Schwab® U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Funds
Bond Funds
Schwab Intermediate-Term Bond Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Investor or Ultra fund share classes.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2018 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13603-22
00213096

Semiannual Report  |  June 30, 2018
Schwab Cash Reserves™

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Cash Reserves  |  Semiannual Report

Schwab Cash Reserves
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
fund covered in this report.
Dear Shareholder,
As an investor, sometimes it can be difficult to differentiate between what news is important and what isn’t. This year has brought no shortage of domestic and international developments for the markets to digest, and stock prices have moved between peaks and valleys frequently as a result.
All of the headline noise has distracted from one of the biggest stories for money market investors in recent months: rising yields. So far this year through June, the Federal Reserve has increased short-term rates twice, meaning it has now hiked rates seven times since it started the current cycle in December 2015. This has boosted the appeal of money market funds, one of the portfolio tools that investors turn to for cash management and also during periods of increased volatility. Yields for such funds are now much higher than they were just a year ago. Also, we believe that as a result of the expense reductions that occurred in October of last year, investors in Schwab Cash Reserves may benefit even more.
At Charles Schwab Investment Management, we encourage investors not only to pay attention to their costs of investing but also to periodically check in on their investments to ensure they are continuing to meet their needs as part of a long-term plan. We believe this is an important exercise for all types of investments, particularly in an environment of rising interest rates, when allocations to cash and money market funds may be more attractive. The prolonged period of near-record-low yields that followed the global financial crisis may have discouraged some investors from using money market funds for their short-term cash needs. With rates now rising, investors might now benefit from giving them another look.
The portfolio managers who oversee Schwab Cash Reserves are constantly undertaking their own reassessments. Through a disciplined investment process, the fund’s portfolio is regularly analyzed in light of market conditions. When interest rates are rising or are expected to, our portfolio managers will often adjust the fund’s holdings in pursuit of their goals of stability of capital, liquidity and current income, within the limits of the fund’s investment objective and policies.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about Schwab Cash Reserves, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ So far this year through June, the Federal Reserve has increased short-term rates twice, meaning it has now hiked rates seven times since it started the current cycle in December 2015.”
Management views may have changed since the report date.
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Schwab Cash Reserves  |  Semiannual Report

Schwab Cash Reserves
Fund Management

Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
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Schwab Cash Reserves  |  Semiannual Report

Schwab Cash Reserves

Schwab Cash Reserves (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Over the six-month reporting period ended June 30, 2018, yields on taxable money market funds rose. Following three 0.25% rate hikes in 2017, the Federal Reserve (Fed) instituted two more during the reporting period—in March and June—citing continued strength in the labor market and solid economic growth. Short term yields, which are directly influenced by central bank policy, rose in response. The federal funds rate ended the reporting period in a range of 1.75% to 2.00%.
In the minutes from its June meeting, however, the Fed noted that uncertainty and risks associated with trade policy had intensified, which could eventually have a negative effect on business sentiment and investment spending. As a result, the U.S. bond yield curve flattened, and yields remained low relative to historical averages. The yield on the benchmark 10-year U.S. Treasury note rose for a fourth straight quarter, briefly surpassing 3% before investors’ concerns drove them to the relative safety of government debt. Despite steady economic growth over the reporting period, inflation remained benign.
Outside the U.S., monetary policies mostly remained relatively accommodative amid low inflation, though some central banks did take steps toward tighter policies. At its March meeting, the Governing Council of the European Central Bank left interest rates unchanged, announcing that it expects key interest rates to remain at their present levels for an extended period of time and confirming that its net asset purchases are intended to run until at least the end of September 2018. During the reporting period, the Bank of Japan removed the timeframe for achieving its 2% inflation target and maintained its short-term interest rate target at –0.1%.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, while all issuers and regions in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. In anticipation of and in response to the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) remained relatively unchanged, beginning the reporting period at 17 days and ending at 19 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	19 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Cash Reserves  |  Semiannual Report

Schwab Cash Reserves
Performance and Fund Facts as of June 30, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Cash Reserves
Sweep Shares
Ticker Symbol	SWSXX
Minimum Initial Investment	*
Seven-Day Yield (with waivers)[1]	1.48%
Seven-Day Yield (without waivers)[1]	1.44%
Seven-Day Effective Yield (with waivers)[1]	1.49%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Cash Reserves  |  Semiannual Report

Schwab Cash Reserves
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2018 and held through June 30, 2018.
Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/18	Ending Account Value (Net of Expenses) at 6/30/18	Expenses Paid During Period 1/1/18-6/30/18[2]
Schwab Cash Reserves
Actual Return	0.60%	$1,000.00	$1,005.90	$2.98
Hypothetical 5% Return	0.60%	$1,000.00	$1,021.82	$3.01

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.
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Schwab Cash Reserves  |  Semiannual Report

Schwab Cash Reserves
Financial Statements
Financial Highlights
	1/1/18– 6/30/18*	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01 [1]	0.01 [1]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	—	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]	0.00 [2]
Total from investment operations	0.01	0.01	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	—	—	—
Total distributions	(0.01)	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.59% [3]	0.59%	0.13%	0.06%	0.06%	0.06%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.60% [4]	0.62% [5]	0.56% [6]	0.22% [6]	0.16% [6]	0.20% [6]
Gross operating expenses	0.62% [4]	0.68%	0.70%	0.70%	0.70%	0.70%
Net investment income (loss)	1.13% [4]	0.59%	0.12%	0.06%	0.06%	0.06%
Net assets, end of period (x 1,000,000)	$13,771	$35,896	$40,503	$40,678	$39,326	$39,452

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
6
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
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Schwab Cash Reserves  |  Semiannual Report
See financial notes

Schwab Cash Reserves
Portfolio Holdings as of June 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 60.7% of net assets
Asset-Backed Commercial Paper 11.4%
BARTON CAPITAL SA	a,b	2.33%		07/10/18	15,000,000	14,992,267
	a,b	2.29%		09/04/18	1,000,000	995,947
	a,b	2.31%		09/05/18	21,000,000	20,912,792
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	2.00%		07/05/18	54,000,000	53,991,000
	a,b	2.31%		09/17/18	13,000,000	12,936,047
CAFCO LLC	a,b	2.31%		07/25/18	50,000,000	49,926,528
	a,b	2.14%		08/30/18	52,000,000	51,818,477
CHARIOT FUNDING LLC	a,b	1.97%		07/13/18	36,000,000	35,978,330
CHARTA LLC	a,b	2.31%		07/19/18	53,000,000	52,942,436
CRC FUNDING LLC	a,b	2.24%		08/28/18	47,000,000	46,834,051
CROWN POINT CAPITAL COMPANY LLC	a,b	2.00%		07/02/18	49,000,000	49,000,000
FAIRWAY FINANCE CO LLC	a,b	2.26%		08/21/18	8,700,000	8,672,812
GOTHAM FUNDING CORP	a,b	2.11%		08/21/18	100,000,000	99,708,333
KELLS FUNDING LLC	a,b	2.28%		07/23/18	179,000,000	178,819,409
	a,b	2.28%		07/24/18	43,000,000	42,953,906
	a,b	2.24%		08/27/18	29,000,000	28,908,384
	a,b	2.24%		08/28/18	96,000,000	95,690,773
	a,b	2.24%		08/30/18	100,000,000	99,653,111
LEXINGTON PARKER CAPITAL COMPANY LLC	a,b	2.00%		07/03/18	6,000,000	5,999,667
LMA AMERICAS LLC	a,b	1.91%		07/02/18	83,100,000	83,100,000
	a,b	2.31%		09/14/18	15,000,000	14,929,083
	a,b	2.31%		09/25/18	33,000,000	32,820,792
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	2.07%		07/23/18	36,000,000	35,956,530
	a,b	2.08%		07/23/18	113,000,000	112,862,894
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	2.08%		07/24/18	73,000,000	72,907,655
	a,b	2.14%		08/06/18	79,000,000	78,836,404
8
Schwab Cash Reserves  |  Semiannual Report
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Schwab Cash Reserves
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RIDGEFIELD FUNDING COMPANY LLC	a,b	2.08%		07/16/18	113,000,000	112,908,595
	a,b	2.31%		09/05/18	16,899,000	16,828,822
	a,b	2.34%		09/17/18	26,000,000	25,870,982
VERSAILLES COMMERCIAL PAPER LLC	a,b	2.00%		07/03/18	2,000,000	1,999,889
	a,b	2.33%		09/05/18	17,000,000	16,929,096
	a,b	2.33%		09/06/18	17,000,000	16,928,005
						1,573,613,017
Financial Company Commercial Paper 11.1%
BPCE SA	b	2.31%		09/04/18	58,000,000	57,762,845
	b	2.32%		09/12/18	34,000,000	33,842,920
	b	2.34%		09/12/18	61,000,000	60,715,740
HSBC USA INC	b	2.13%		08/16/18	12,000,000	11,968,425
JP MORGAN SECURITIES LLC		2.31%		09/21/18	69,000,000	68,642,925
		2.33%		10/09/18	8,000,000	7,949,180
MACQUARIE BANK LTD	b	2.30%		07/12/18	88,000,000	87,944,022
NATIONAL AUSTRALIA BANK LIMITED	b	1.92%		07/03/18	132,000,000	131,992,978
	b	2.00%		07/19/18	75,000,000	74,929,167
NATIONWIDE BUILDING SOCIETY	b	1.99%		07/06/18	130,000,000	129,971,256
	b	2.25%		08/22/18	47,000,000	46,850,853
NRW BANK	b	2.10%		07/23/18	167,000,000	166,796,399
	b	2.11%		08/17/18	68,000,000	67,817,533
SANTANDER UK PLC		1.91%		07/02/18	130,000,000	130,000,000
		2.27%		07/18/18	18,000,000	17,981,920
TORONTO-DOMINION BANK/THE	b	2.07%		07/23/18	440,000,000	439,468,700
						1,534,634,863
Certificates of Deposit 19.7%
BANK OF MONTREAL (CHICAGO BRANCH)		2.07%		07/23/18	156,000,000	156,000,000
		2.25%		08/27/18	175,000,000	175,000,000
		2.24%		08/29/18	52,000,000	52,000,000
CITIBANK NA		2.30%		08/06/18	35,000,000	35,006,853
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)		2.23%		09/25/18	9,000,000	9,000,000
DNB BANK ASA (NEW YORK BRANCH)		2.24%		07/23/18	91,000,000	91,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		1.90%		07/06/18	134,000,000	134,000,000
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		2.10%		07/30/18	145,000,000	145,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		1.94%		07/05/18	35,000,000	34,999,985
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)		2.31%		07/12/18	64,000,000	64,000,000
		2.06%		07/17/18	170,000,000	170,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		2.04%		07/20/18	190,000,000	190,000,000
		2.25%		08/24/18	26,000,000	26,000,000
9
Schwab Cash Reserves  |  Semiannual Report
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Schwab Cash Reserves
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		2.27%		08/30/18	57,000,000	57,000,000
		2.29%		09/04/18	25,000,000	25,000,000
MUFG BANK LTD (NEW YORK BRANCH)		2.04%		07/20/18	169,000,000	169,000,000
		2.03%		07/23/18	200,000,000	200,000,000
		2.00%		08/16/18	20,000,000	20,000,000
NATIXIS (NEW YORK BRANCH)		2.15%		07/31/18	83,000,000	83,002,314
		2.37%		07/31/18	73,000,000	73,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.90%		07/05/18	50,000,000	50,000,000
		2.00%		07/18/18	57,200,000	57,200,000
		2.00%		07/20/18	98,000,000	98,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		1.92%		07/03/18	100,000,000	100,000,000
SOCIETE GENERALE (NEW YORK BRANCH)		2.29%		10/01/18	5,000,000	5,000,000
STATE STREET BANK AND TRUST COMPANY		2.00%		07/30/18	100,000,000	100,000,000
		2.22%		08/30/18	16,000,000	16,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		2.25%		08/23/18	28,000,000	28,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		2.25%		08/22/18	33,000,000	33,000,000
		2.30%		09/28/18	63,000,000	63,000,000
		2.32%		10/03/18	52,000,000	52,000,000
SWEDBANK (NEW YORK BRANCH)		1.90%		07/05/18	202,000,000	201,999,916
						2,713,209,068
Non-Financial Company Commercial Paper 3.2%
CARGILL GLOBAL FUNDING PLC	a,b	1.91%		07/03/18	18,000,000	17,999,045
	a,b	1.92%		07/03/18	30,000,000	29,998,400
	a,b	1.91%		07/05/18	30,000,000	29,995,225
	a,b	1.92%		07/06/18	36,000,000	35,992,320
CARGILL INC	b	1.91%		07/03/18	8,000,000	7,999,576
GENERAL ELECTRIC CO		1.92%		07/05/18	20,000,000	19,996,800
TOTAL CAPITAL CANADA LTD	a,b	1.92%		07/03/18	147,000,000	146,992,160
TOYOTA MOTOR CREDIT CORP		1.93%		07/11/18	85,000,000	84,958,987
TOYOTA MOTOR FINANCE (NETHERLANDS) B.V.		2.16%		08/28/18	62,000,000	61,788,942
						435,721,455
Non-Negotiable Time Deposits 15.3%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		1.92%		07/06/18	39,000,000	39,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.95%		07/05/18	416,000,000	416,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (GRAND CAYMAN BRANCH)		1.88%		07/02/18	344,000,000	344,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		1.90%		07/02/18	88,000,000	88,000,000
DBS BANK LTD (SINGAPORE BRANCH)		1.94%		07/02/18	186,000,000	186,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		1.90%		07/06/18	184,000,000	184,000,000
NATIONAL AUSTRALIA BANK LTD (GRAND CAYMAN BRANCH)		1.82%		07/02/18	50,000,000	50,000,000
10
Schwab Cash Reserves  |  Semiannual Report
See financial notes

Schwab Cash Reserves
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		1.92%		07/05/18	138,000,000	138,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.90%		07/05/18	121,000,000	121,000,000
NORTHERN TRUST CO (CAYMAN ISLANDS BRANCH)		1.87%		07/02/18	247,000,000	247,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.88%		07/02/18	42,000,000	42,000,000
		1.90%		07/03/18	138,000,000	138,000,000
TORONTO DOMINION BANK (GRAND CAYMAN BRANCH)		1.91%		07/05/18	113,000,000	113,000,000
						2,106,000,000
Total Fixed-Rate Obligations
(Cost $8,363,178,403)						8,363,178,403

Variable-Rate Obligations 7.4% of net assets
Asset-Backed Commercial Paper 0.6%
COLLATERALIZED COMMERCIAL PAPER II CO LLC
(1 mo. USD-LIBOR + 0.21%)	a,b	2.30%		07/24/18	75,000,000	75,001,517
Financial Company Commercial Paper 0.1%
ING US FUNDING LLC
(3 mo. USD-LIBOR + 0.04%)	a	2.37%	09/19/18	12/19/18	15,000,000	15,000,000
Certificates of Deposit 2.4%
BANK OF MONTREAL (CHICAGO BRANCH)
(1 mo. USD-LIBOR + 0.34%)		2.43%	07/17/18	10/17/18	40,000,000	40,000,000
CITIBANK NA
(1 mo. USD-LIBOR + 0.27%)		2.36%	07/17/18	08/17/18	17,000,000	17,000,000
(1 mo. USD-LIBOR + 0.33%)		2.38%	07/12/18	09/12/18	168,000,000	168,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.20%)		2.29%	07/16/18	08/16/18	12,000,000	12,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.21%)		2.30%		07/24/18	41,000,000	41,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.35%)		2.44%	07/16/18	11/16/18	48,500,000	48,500,000
						326,500,000
Variable Rate Demand Notes 2.9%
CELLMARK, INC
TAXABLE NOTES SERIES 2018A (LOC: SWEDBANK AB)	c	2.07%		07/06/18	12,000,000	12,000,000
GFRE HOLDINGS, LLC
VARIABLE RATE DEMAND NOTES SERIES 2009A (LOC: FEDERAL HOME LOAN BANKS)	c	2.10%		07/06/18	2,790,000	2,790,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	c	2.08%		07/06/18	36,000,000	36,000,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	1.98%		07/06/18	56,000,000	56,000,000
11
Schwab Cash Reserves  |  Semiannual Report
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Schwab Cash Reserves
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MAINE STATE HOUSING AUTH
TAXABLE MORTGAGE PURCHASE RB SERIES 2017C (LIQ: CITIBANK NA)	c	1.98%		07/06/18	39,585,000	39,585,000
TAXABLE MORTGAGE PURCHASE RB SERIES 2017E (LIQ: BARCLAYS BANK PLC)	c	1.98%		07/06/18	50,000,000	50,000,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	2.08%		07/06/18	9,000,000	9,000,000
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2016A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.98%		07/06/18	100,000,000	100,000,000
TAXABLE HOUSING RB (606 W 57TH ST) SERIES 2017A (LOC: WELLS FARGO BANK NA)	c	2.05%		07/06/18	17,200,000	17,200,000
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)	c	2.02%		07/06/18	24,000,000	24,000,000
SMITHSONIAN INSTITUTION
TAXABLE RB SERIES 2013B (LIQ: NORTHERN TRUST COMPANY (THE))	c	2.00%		07/06/18	27,500,000	27,500,000
TENDERFOOT SEASONAL HOUSING, LLC
TAXABLE NOTES SERIES 2000B (LOC: WELLS FARGO BANK NA)	c	2.10%		07/06/18	3,000,000	3,000,000
YAVAPAI CNTY IDA
TAXABLE RB (DRAKE CEMENT) SERIES 2015 (LOC: BANK OF NOVA SCOTIA)	c	2.15%		07/06/18	22,375,000	22,375,000
						399,450,000
Other Instrument 1.4%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.38%)		2.43%	07/12/18	10/12/18	197,000,000	197,000,000
Total Variable-Rate Obligations
(Cost $1,012,951,517)						1,012,951,517
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 31.9% of net assets
U.S. Government Agency Repurchase Agreements* 9.7%
BNP PARIBAS SA
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $106,020,874, 1.25% - 4.50%, due 11/15/18 - 03/01/56)		2.12%		07/02/18	103,018,197	103,000,000
GOLDMAN SACHS & CO LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $80,580,000, 2.50% - 7.35%, due 05/25/22 - 05/20/48)		2.07%		07/02/18	79,013,628	79,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $140,080,000, 3.50%, due 05/01/48)		2.12%		07/02/18	136,024,027	136,000,000
12
Schwab Cash Reserves  |  Semiannual Report
See financial notes

Schwab Cash Reserves
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
MIZUHO SECURITIES USA LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $69,010,001, 3.00% - 4.00%, due 02/01/27 - 04/01/48)		2.12%		07/02/18	67,011,837	67,000,000
RBC DOMINION SECURITIES INC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $210,157,177, 0.50% - 2.63%, due 08/15/20 - 01/15/28)		2.12%		07/02/18	206,036,393	206,000,000
ROYAL BANK OF CANADA
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $248,273,854, 2.50% - 4.50%, due 09/01/39 - 03/16/52)		2.12%		07/02/18	241,042,577	241,000,000
Issued 06/28/18, repurchase date 07/05/18 (Collateralized by U.S. Government Agency Securities valued at $177,226,485, 2.50% - 4.50%, due 09/01/24 - 03/01/48)		1.93%		07/05/18	172,064,548	172,000,000
WELLS FARGO SECURITIES LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $350,541,919, 2.34% - 4.50%, due 07/01/33 - 06/01/48)		2.12%		07/02/18	337,059,537	337,000,000
						1,341,000,000
U.S. Treasury Repurchase Agreements 15.9%
BANK OF MONTREAL
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $96,916,585, 0.00% - 2.75%, due 01/31/19 - 09/30/24)		2.05%		07/02/18	95,016,229	95,000,000
BANK OF NOVA SCOTIA
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $187,712,935, 0.75% - 2.00%, due 10/31/18 - 08/15/25)		2.10%		07/02/18	184,032,200	184,000,000
BARCLAYS BANK PLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $149,966,240, 0.88% - 2.25%, due 10/31/18 - 11/15/25)		2.10%		07/02/18	147,025,725	147,000,000
BARCLAYS CAPITAL INC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $7,077,026, 1.50%, due 12/31/18)		2.10%		07/02/18	6,939,433	6,938,219
BNP PARIBAS SA
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $596,804,426, 0.13% - 4.25%, due 07/15/19 - 02/15/46)		2.10%		07/02/18	585,102,375	585,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $1,059,154,487, 3.13%, due 02/15/43)		1.75%		07/02/18	1,059,154,438	1,059,000,000
13
Schwab Cash Reserves  |  Semiannual Report
See financial notes

Schwab Cash Reserves
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO SECURITIES LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $119,360,894, 1.63% - 3.00%, due 05/15/26 - 02/15/48)		2.10%		07/02/18	117,020,475	117,000,000
						2,193,938,219
Other Repurchase Agreements** 6.3%
BNP PARIBAS SA
Issued 06/27/18, repurchase date 07/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $26,260,446, 0.00% - 3.13%, due 02/05/26 - 04/15/26)		2.05%		07/03/18	25,008,542	25,000,000
Issued 06/28/18, repurchase date 07/05/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $250,511,915, 0.25% - 8.60%, due 01/30/20 - 07/30/47)		2.02%		07/05/18	220,086,411	220,000,000
Issued 05/01/18, repurchase date 08/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $34,653,496, 0.00% - 13.75%, due 10/01/18 - 01/28/70)		2.35%		08/03/18	30,184,083	30,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 06/11/18, repurchase date 09/10/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $193,476,115, 2.05% - 5.04%, due 10/29/36 - 08/25/62)		2.45%		08/03/18	168,605,967	168,000,000
JP MORGAN SECURITIES LLC
Issued 06/01/18, repurchase date 11/28/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $228,187,025, 0.00% - 12.51%, due 08/01/18 - 11/25/60)		2.75%		09/27/18	199,784,750	198,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 05/02/18, repurchase date 08/06/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $34,500,000, 6.34% - 7.79%, due 04/25/28 - 01/25/29)		2.25%		08/03/18	30,174,375	30,000,000
14
Schwab Cash Reserves  |  Semiannual Report
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Schwab Cash Reserves
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO SECURITIES LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $23,004,723, 1.75%, due 06/17/19)		2.01%		07/02/18	20,003,350	20,000,000
Issued 04/10/18, repurchase date 10/05/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $201,783,048, 0.00% - 6.31%, due 06/17/19 - 10/25/56)		2.88%		10/02/18	175,422,000	173,000,000
						864,000,000
Total Repurchase Agreements
(Cost $4,398,938,219)						4,398,938,219
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,227,652,098 or 23.4% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
AUTH —	Authority
CNTY —	County
ETF —	Exchange-traded fund
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LIQ —	Liquidity agreement
LOC —	Letter of credit
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
VRDN —	Variable rate demand note

At June 30, 2018, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2018. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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See financial notes

Schwab Cash Reserves
Statement of Assets and Liabilities

As of June 30, 2018; unaudited
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$9,376,129,920
Repurchase agreements, at cost and value (Note 2a)		4,398,938,219
Receivables:
Interest		9,383,416
Prepaid expenses	+	342,750
Total assets		13,784,794,305
Liabilities
Payables:
Investment adviser and administrator fees		4,326,506
Shareholder service fees		505,245
Distributions to shareholders		8,243,775
Accrued expenses	+	601,223
Total liabilities		13,676,749
Net Assets
Total assets		13,784,794,305
Total liabilities	–	13,676,749
Net assets		$13,771,117,556
Net Assets by Source
Capital received from investors		13,771,117,556

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$13,771,117,556		13,769,304,165		$1.00

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Schwab Cash Reserves
Statement of Operations

For the period January 1, 2018 through June 30, 2018; unaudited
Investment Income
Interest		$190,767,346
Expenses
Investment adviser and administrator fees		33,983,503
Shareholder service fees		33,160,970
Custodian fees		256,209
Portfolio accounting fees		205,312
Shareholder reports		204,564
Registration fees		152,164
Transfer agent fees		135,355
Professional fees		77,792
Independent trustees’ fees		49,397
Other expenses	+	203,831
Total expenses		68,429,097
Expense reduction by CSIM and its affiliates	–	2,384,589
Net expenses	–	66,044,508
Net investment income		124,722,838
Increase in net assets resulting from operations		$124,722,838
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Schwab Cash Reserves
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/18-6/30/18		1/1/17-12/31/17
Net investment income		$124,722,838	$221,317,297
Net realized gains	+	—	27,263
Increase in net assets from operations		124,722,838	221,344,560
Distributions to Shareholders
Distributions from net investment income		(124,722,838)	(221,317,297)
Distributions from net realized gains	+	—	(7,172)
Total distributions		(124,722,838)	(221,324,469)
Transactions in Fund Shares*
Shares sold		30,926,241,723	70,729,743,419
Shares reinvested		116,479,021	221,042,914
Shares redeemed	+	(53,167,686,324)	(75,557,493,995)
Net transactions in fund shares		(22,124,965,580)	(4,606,707,662)
Net Assets
Beginning of period		35,896,083,136	40,502,770,707
Total decrease	+	(22,124,965,580)	(4,606,687,571)
End of period		$13,771,117,556	$35,896,083,136
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab Cash Reserves
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Cash Reserves is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund™	Schwab Investor Money Fund®
Schwab U.S. Treasury Money Fund™	Schwab Variable Share Price Money Fund™
Schwab Treasury Obligations Money Fund™	Schwab Retirement Government Money Fund™
Schwab Advisor Cash Reserves®	Schwab Municipal Money Fund™
Schwab Cash Reserves	Schwab AMT Tax-Free Money Fund™
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund™
Schwab Retirement Advantage Money Fund®	Schwab New York Municipal Money Fund™
Schwab Cash Reserves offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Schwab Cash Reserves
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2018, the fund had investments in repurchase agreements with a gross value of $4,398,938,219 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities
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Schwab Cash Reserves
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Standards:
In March 2017, the FASB issued Accounting Standards Update “Premium Amortization on Purchased Callable Debt Securities” which amends the amortization period for a callable debt security held at a premium from the maturity date to the earliest call date. The guidance is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management believes these changes will have no impact to the fund.

3. Risk Factors:
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Retail Money Market Fund Risk. The fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably
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Schwab Cash Reserves
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
designed to limit all beneficial owners of the fund to natural persons. The fund may involuntarily redeem any investor who is not a natural person. The fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” the fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, the fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. A change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. The fund is currently subject to heightened levels of interest rate risk because of the continued economic recovery, along with the fact that the Federal Reserve Board ended its quantitative easing program in 2014, and has begun, and may continue, to raise interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for a purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency
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Schwab Cash Reserves
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
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Schwab Cash Reserves
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2018, the aggregate advisory fee paid to CSIM by the fund was 0.31%, as a percentage of the fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provides to fund shareholders invested in the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee of up to 0.15%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than 0.15% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Pursuant to the Plan, the fund’s shares are subject to an annual sweep administration fee of up to 0.15%. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund’s shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.61%.
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex (for definition refer to Trustees and Officers section) permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2018, the fund’s total aggregate security transactions with other funds in the Fund Complex was $18,012,425 and includes realized gains (losses) of $0.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
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Schwab Cash Reserves
Financial Notes, unaudited (continued)

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $605 million line of credit (the Syndicated Credit Facility), maturing on October 4, 2018. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which matures on November 30, 2018. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of June 30, 2018, the tax basis cost of the fund’s investments was $13,775,068,139.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2017, the fund had no capital loss carryforwards available to offset future net capital gains.
As of December 31, 2017, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2017, the fund did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Cash Reserves
Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Cash Reserves (the Fund), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives extensive data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 26, 2018, and June 5, 2018, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 5, 2018. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered information provided by CSIM relating to the Fund’s portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s infrastructure. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Fund and certain of its shareholders. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Fund’s shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the

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peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap as well as using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, which may include exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The
Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and its affiliates have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the contractual investment advisory fee schedules with respect to the Fund that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and its affiliates that are designed to pass along potential economies of scale to the Fund’s shareholders. Specifically, the Board considered recent expense cap reductions effective October 3, 2017, as well CSIM and its affiliates previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, and (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and its affiliates as discussed above, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Schwab Cash Reserves
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 107 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	107	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (public policy think tank) (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	107	Director, Gilead Sciences, Inc. (2005 – present)
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman, TIAA Charitable (financial services) (2014 – 2016); Senior Managing Director, TIAA (financial services) (2003 – 2016).	107	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	107	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	107	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	107	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	107	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	107	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Co-CEO, Colgin Cellars, LLC (vineyards) (Feb. 1998 – present).	107	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director (May 2008 – present), President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	107	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).	107	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present), Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President, Charles Schwab & Co., Inc. (July 2015 – present); Chief Financial Officer (July 2015 – Aug. 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	107	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (investment management firm) (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (investment management firm) (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of CSIM. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Notes

Notes

Schwab Cash Reserves
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
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Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Investor or Ultra fund share classes.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2018 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR32958-13
00213100

Semiannual Report  |  June 30, 2018
Schwab Retirement Government Money Fund™

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Retirement Government Money Fund  |  Semiannual Report

Schwab Retirement Government Money Fund
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
fund covered in this report.
Dear Shareholder,
As an investor, sometimes it can be difficult to differentiate between what news is important and what isn’t. This year has brought no shortage of domestic and international developments for the markets to digest, and stock prices have moved between peaks and valleys frequently as a result.
All of the headline noise has distracted from one of the biggest stories for money market investors in recent months: rising yields. So far this year through June, the Federal Reserve has increased short-term rates twice, meaning it has now hiked rates seven times since it started the current cycle in December 2015. This has boosted the appeal of money market funds, one of the portfolio tools that investors turn to for cash management and also during periods of increased volatility. Yields for such funds are now much higher than they were just a year ago. Also, we believe that as a result of the expense reductions that occurred in October of last year, investors in Schwab Retirement Government Money Fund may benefit even more.
At Charles Schwab Investment Management, we encourage investors not only to pay attention to their costs of investing but also to periodically check in on their investments to ensure they are continuing to meet their needs as part of a long-term plan. We believe this is an important exercise for all types of investments, particularly in an environment of rising interest rates, when allocations to cash and money market funds may be more attractive. The prolonged period of near-record-low yields that followed the global financial crisis may have discouraged some investors from using money market funds for their short-term cash needs. With rates now rising, investors might now benefit from giving them another look.
The portfolio managers who oversee the Schwab Retirement Government Money Fund are constantly undertaking their own reassessments. Through a disciplined investment process, the fund’s portfolio is regularly analyzed in light of market conditions. When interest rates are rising or are expected to, our portfolio managers will often adjust the fund’s holdings in pursuit of their goals of stability of capital, liquidity and current income, within the limits of the fund’s investment objective and policies.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Retirement Government Money Fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ So far this year through June, the Federal Reserve has increased short-term rates twice, meaning it has now hiked rates seven times since it started the current cycle in December 2015.”
Management views may have changed since the report date.
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Schwab Retirement Government Money Fund  |  Semiannual Report

Schwab Retirement Government Money Fund
Fund Management

Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Lynn Paschen, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2011, Ms. Paschen held a number of positions at American Century Investments. She most recently was a portfolio manager and, from 2000 to 2003, worked as a fixed income trader. She has managed money market funds since 2003.

Nicole Perret-Gentil, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2016, Ms. Perret-Gentil worked at Freddie Mac for 15 years, most recently as a Senior Portfolio Manager where she managed and executed trades for a fixed income strategy. Prior to that role, she served as a Portfolio Manager performing fixed income analysis, a Senior Research Analyst for investor and dealer relations, a Senior Securities Operations Analyst in loan and securities operations, and a Lead Mortgage Securities Operations Specialist. She also worked at Merrill Lynch for a year as a Senior Specialist in fixed income global banking and investments.
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Schwab Retirement Government Money Fund  |  Semiannual Report

Schwab Retirement Government Money Fund

The Schwab Retirement Government Money Fund (the fund) seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies or instrumentalities, repurchase agreements, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, investing at least 80% of the fund’s net assets solely in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Over the six-month reporting period ended June 30, 2018, yields on taxable money market funds rose. Following three 0.25% rate hikes in 2017, the Federal Reserve (Fed) instituted two more during the reporting period—in March and June—citing continued strength in the labor market and solid economic growth. Short term yields, which are directly influenced by central bank policy, rose in response. The federal funds rate ended the reporting period in a range of 1.75% to 2.00%.
In the minutes from its June meeting, however, the Fed noted that uncertainty and risks associated with trade policy had intensified, which could eventually have a negative effect on business sentiment and investment spending. As a result, the U.S. bond yield curve flattened, and yields remained low relative to historical averages. The yield on the benchmark 10-year U.S. Treasury note rose for a fourth straight quarter, briefly surpassing 3% before investors’ concerns drove them to the relative safety of government debt. Despite steady economic growth over the reporting period, inflation remained benign.
Outside the U.S., monetary policies mostly remained relatively accommodative amid low inflation, though some central banks did take steps toward tighter policies. At its March meeting, the Governing Council of the European Central Bank left interest rates unchanged, announcing that it expects key interest rates to remain at their present levels for an extended period of time and confirming that its net asset purchases are intended to run until at least the end of September 2018. During the reporting period, the Bank of Japan removed the timeframe for achieving its 2% inflation target and maintained its short-term interest rate target at –0.1%.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved. In anticipation of and in response to the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) generally declined, beginning the reporting period at 25 days and ending at 21 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	21 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Retirement Government Money Fund  |  Semiannual Report

Schwab Retirement Government Money Fund
Performance and Fund Facts as of June 30, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Retirement Government Money Fund
Ticker Symbol	SNRXX
Minimum Initial Investment[1]	$1,000,000
Seven-Day Yield (with waivers)[2]	1.74%
Seven-Day Yield (without waivers)[2]	1.55%
Seven-Day Effective Yield (with waivers)[2]	1.76%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Retirement Government Money Fund  |  Semiannual Report

Schwab Retirement Government Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2018 and held through June 30, 2018.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/18	Ending Account Value (Net of Expenses) at 6/30/18	Expenses Paid During Period 1/1/18-6/30/18[2]
Schwab Retirement Government Money Fund
Actual Return	0.19%	$1,000.00	$1,007.00	$0.95
Hypothetical 5% Return	0.19%	$1,000.00	$1,023.86	$0.95

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Retirement Government Money Fund  |  Semiannual Report

Schwab Retirement Government Money Fund
Financial Statements
Financial Highlights
	1/1/18– 6/30/18*	1/1/17– 12/31/17	5/17/16 [1]– 12/31/16
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	0.01	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	(0.00) [3]
Total from investment operations	0.01	0.01	0.00 [3]
Less distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00
Total return	0.70% [4]	0.70%	0.11% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19% [5]	0.20% [6]	0.20% [5]
Gross operating expenses	0.38% [5]	0.37%	0.43% [5]
Net investment income (loss)	1.41% [5]	0.72%	0.20% [5]
Net assets, end of period (x 1,000,000)	$952	$876	$658

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
Annualized.
6
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
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Schwab Retirement Government Money Fund  |  Semiannual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 47.5% of net assets
U.S. Government Agency Debt 42.4%
FEDERAL HOME LOAN BANKS		1.80%		07/03/18	19,000,000	18,999,050
		1.73%		07/05/18	3,500,000	3,499,497
		1.75%		07/05/18	10,000,000	9,998,543
		1.86%		07/05/18	2,300,000	2,299,644
		1.72%		07/06/18	61,000,000	60,988,337
		1.80%		07/06/18	14,000,000	13,997,200
		1.73%		07/11/18	50,000,000	49,978,450
		1.86%		07/11/18	6,500,000	6,496,977
		1.87%		07/12/18	7,000,000	6,996,374
		1.72%		07/13/18	6,000,000	5,996,847
		1.75%		07/13/18	24,000,000	23,987,203
		1.85%		07/13/18	10,680,000	10,673,946
		1.87%		07/13/18	27,100,000	27,084,553
		1.85%		07/16/18	15,000,000	14,989,208
		1.82%		07/20/18	31,000,000	30,971,821
		1.87%		07/20/18	5,918,000	5,912,467
		1.88%		07/20/18	1,500,000	1,498,590
		1.86%		07/25/18	9,000,000	8,989,316
		1.81%		07/26/18	9,000,000	8,989,140
		1.88%		07/27/18	100,000	99,869
		1.90%		08/01/18	7,300,000	7,288,446
		1.90%		08/03/18	100,000	99,831
		1.89%		08/08/18	400,000	399,223
		1.91%		08/08/18	400,000	399,215
		1.89%		08/10/18	9,000,000	8,981,572
		1.93%		08/14/18	100,000	99,770
		1.93%		08/15/18	120,000	119,717
		1.91%		08/17/18	1,070,000	1,067,389
		1.92%		08/17/18	200,000	199,508
		1.93%		08/17/18	100,000	99,753
		1.93%		08/30/18	200,000	199,371
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Schwab Retirement Government Money Fund  |  Semiannual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		1.92%		08/31/18	100,000	99,678
		1.93%		08/31/18	300,000	299,040
		1.92%		09/04/18	100,000	99,659
		1.94%		09/04/18	100,000	99,656
		1.94%		09/05/18	5,300,000	5,281,483
		1.95%		09/05/18	300,000	298,944
		1.93%		09/07/18	700,000	697,492
		1.92%		09/12/18	333,000	331,719
		1.93%		09/14/18	14,000,000	13,944,603
		1.96%		09/17/18	100,000	99,581
		1.94%		09/19/18	50,000,000	49,788,346
		1.94%		09/21/18	300,000	298,691
		1.99%		10/09/18	100,000	99,453
		2.08%		12/06/18	100,000	99,093
						402,938,265
U.S. Treasury Debt 5.1%
UNITED STATES TREASURY		0.75%		07/31/18	9,000,000	8,992,075
		0.75%		10/31/18	40,000,000	39,842,760
						48,834,835
Total Fixed-Rate Obligations
(Cost $451,773,100)						451,773,100

Variable-Rate Obligations 24.1% of net assets
U.S. Government Agency Debt 24.1%
FEDERAL HOME LOAN BANKS
(1 mo. USD-LIBOR - 0.14%)		1.86%		07/03/18	3,000,000	3,000,000
(1 mo. USD-LIBOR - 0.15%)		1.95%		07/24/18	3,000,000	3,000,000
(1 mo. USD-LIBOR - 0.15%)		1.96%		07/27/18	5,000,000	5,000,000
(1 mo. USD-LIBOR - 0.13%)		1.85%	07/02/18	08/30/18	15,000,000	15,000,000
(1 mo. USD-LIBOR - 0.12%)		1.94%	07/14/18	09/14/18	24,000,000	24,000,000
(3 mo. USD-LIBOR - 0.12%)		2.21%		09/20/18	2,300,000	2,300,549
(3 mo. USD-LIBOR - 0.27%)		2.05%	07/05/18	10/05/18	2,500,000	2,500,000
(1 mo. USD-LIBOR - 0.13%)		1.92%	07/10/18	10/10/18	3,500,000	3,500,000
(1 mo. USD-LIBOR - 0.11%)		1.94%	07/11/18	10/11/18	5,000,000	5,000,000
(1 mo. USD-LIBOR - 0.14%)		1.91%	07/12/18	10/12/18	10,000,000	9,999,893
(1 mo. USD-LIBOR - 0.13%)		1.94%	07/15/18	11/15/18	9,000,000	9,000,000
(1 mo. USD-LIBOR - 0.13%)		1.96%	07/16/18	11/16/18	7,500,000	7,500,000
(1 mo. USD-LIBOR - 0.14%)		1.94%	07/20/18	11/20/18	20,000,000	20,000,594
(1 mo. USD-LIBOR - 0.14%)		1.86%	07/02/18	01/02/19	15,000,000	14,998,702
(1 mo. USD-LIBOR - 0.11%)		1.89%	07/04/18	01/04/19	1,700,000	1,700,013
(1 mo. USD-LIBOR - 0.09%)		1.97%	07/14/18	01/14/19	12,600,000	12,600,151
(1 mo. USD-LIBOR - 0.13%)		1.96%	07/25/18	01/25/19	10,000,000	10,000,000
(1 mo. USD-LIBOR - 0.07%)		1.98%	07/11/18	02/11/19	10,000,000	10,000,000
(1 mo. USD-LIBOR - 0.13%)		1.92%	07/12/18	02/12/19	10,000,000	10,000,000
(1 mo. USD-LIBOR - 0.11%)		1.97%	07/22/18	02/22/19	15,000,000	15,000,000
(1 mo. USD-LIBOR - 0.07%)		2.02%	07/25/18	02/25/19	7,500,000	7,500,000
(1 mo. USD-LIBOR - 0.08%)		2.01%	07/19/18	03/19/19	15,000,000	15,001,427
9
Schwab Retirement Government Money Fund  |  Semiannual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(1 mo. USD-LIBOR - 0.06%)		2.04%	07/28/18	03/28/19	10,000,000	10,000,000
(3 mo. USD-LIBOR - 0.16%)		2.16%	09/05/18	06/05/19	13,000,000	13,003,195
Total Variable-Rate Obligations
(Cost $229,604,524)						229,604,524
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 32.2% of net assets
U.S. Government Agency Repurchase Agreements* 29.5%
BANK OF NOVA SCOTIA
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $100,907,987, 3.50% - 4.50%, due 04/01/26 - 06/01/48)		2.12%		07/02/18	97,968,920	97,951,615
BNP PARIBAS SA
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $7,140,028, 0.00% - 4.13%, due 01/03/19 - 10/20/46)		2.12%		07/02/18	7,001,237	7,000,000
GOLDMAN SACHS & CO LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $6,120,000, 3.00% - 5.50%, due 12/01/24 - 02/01/48)		2.07%		07/02/18	6,001,035	6,000,000
JP MORGAN SECURITIES LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $32,642,921, 1.63% - 3.50%, due 06/30/20 - 02/15/45)		2.12%		07/02/18	32,005,653	32,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $10,300,000, 11.60%, due 09/25/27)		2.12%		07/02/18	10,001,767	10,000,000
MIZUHO SECURITIES USA LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $6,180,000, 4.00%, due 01/01/48)		2.12%		07/02/18	6,001,060	6,000,000
RBC DOMINION SECURITIES INC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $49,988,903, 0.00% - 5.50%, due 12/27/18 - 08/15/45)		2.12%		07/02/18	49,008,657	49,000,000
ROYAL BANK OF CANADA
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $24,724,368, 2.06% - 4.50%, due 12/01/35 - 05/20/68)		2.12%		07/02/18	24,004,240	24,000,000
Issued 06/28/18, repurchase date 07/05/18 (Collateralized by U.S. Government Agency Securities valued at $25,759,663, 3.00% - 6.50%, due 01/01/23 - 06/20/48)		1.93%		07/05/18	25,009,382	25,000,000
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Schwab Retirement Government Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO SECURITIES LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $24,964,410, 3.50% - 4.00%, due 06/01/33 - 05/01/48)		2.12%		07/02/18	24,004,240	24,000,000
						280,951,615
U.S. Treasury Repurchase Agreements 2.7%
BARCLAYS BANK PLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $10,201,872, 1.50%, due 08/15/20)		2.10%		07/02/18	10,001,750	10,000,000
WELLS FARGO SECURITIES LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $15,302,722, 1.63% - 3.00%, due 05/15/26 - 11/15/45)		2.10%		07/02/18	15,002,625	15,000,000
						25,000,000
Total Repurchase Agreements
(Cost $305,951,615)						305,951,615
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.

LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.

At June 30, 2018, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2018. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Retirement Government Money Fund
Statement of Assets and Liabilities

As of June 30, 2018; unaudited
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$681,377,624
Repurchase agreements, at cost and value (Note 2a)		305,951,615
Receivables:
Interest		360,753
Fund shares sold		288,045
Prepaid expenses	+	20,569
Total assets		987,998,606
Liabilities
Payables:
Investment adviser and administrator fees		134,184
Fund shares redeemed		35,542,592
Distributions to shareholders		648,197
Accrued expenses	+	51,437
Total liabilities		36,376,410
Net Assets
Total assets		987,998,606
Total liabilities	–	36,376,410
Net assets		$951,622,196
Net Assets by Source
Capital received from investors		951,618,426
Net realized capital gains		3,770

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$951,622,196		951,618,426		$1.00

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Schwab Retirement Government Money Fund
Statement of Operations

For the period January 1, 2018 through June 30, 2018; unaudited
Investment Income
Interest		$7,397,597
Expenses
Investment adviser and administrator fees		1,620,884
Portfolio accounting fees		46,299
Professional fees		20,171
Independent trustees’ fees		16,442
Registration fees		12,838
Custodian fees		9,467
Shareholder reports		7,232
Transfer agent fees		5,272
Other expenses	+	6,721
Total expenses		1,745,326
Expense reduction by CSIM and its affiliates	–	865,417
Net expenses	–	879,909
Net investment income		6,517,688
Realized Gains (Losses)
Net realized gains on investments		4,063
Increase in net assets resulting from operations		$6,521,751
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Schwab Retirement Government Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/18-6/30/18		1/1/17-12/31/17
Net investment income		$6,517,688	$5,774,962
Net realized gains	+	4,063	1,688
Increase in net assets from operations		6,521,751	5,776,650
Distributions to Shareholders
Distributions from net investment income		(6,517,688)	(5,774,962)
Transactions in Fund Shares*
Shares sold		204,217,604	461,451,824
Shares reinvested		2,468,037	2,257,581
Shares redeemed	+	(130,772,998)	(245,974,384)
Net transactions in fund shares		75,912,643	217,735,021
Net Assets
Beginning of period		875,705,490	657,968,781
Total increase	+	75,916,706	217,736,709
End of period		$951,622,196	$875,705,490
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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See financial notes

Schwab Retirement Government Money Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Retirement Government Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund™	Schwab Investor Money Fund®
Schwab U.S. Treasury Money Fund™	Schwab Variable Share Price Money Fund™
Schwab Treasury Obligations Money Fund™	Schwab Retirement Government Money Fund
Schwab Advisor Cash Reserves	Schwab Municipal Money Fund™
Schwab Cash Reserves™	Schwab AMT Tax-Free Money Fund™
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund™
Schwab Retirement Advantage Money Fund®	Schwab New York Municipal Money Fund™
Schwab Retirement Government Money Fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2018, the fund had investments in repurchase agreements with a gross value of $305,951,615 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
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Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Standards:
In March 2017, the FASB issued Accounting Standards Update “Premium Amortization on Purchased Callable Debt Securities” which amends the amortization period for a callable debt security held at a premium from the maturity date to the earliest call date. The guidance is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management believes these changes will have no impact to the fund.

3. Risk Factors:
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. A change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. The fund is currently subject to heightened levels of interest rate risk because of the continued economic recovery, along with the fact that the Federal Reserve Board ended its quantitative easing program in 2014, and has begun, and may continue, to raise interest
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Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
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Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2018, the aggregate advisory fee paid to CSIM by the fund was 0.35%, as a percentage of the fund’s average daily net assets.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the Schwab Retirement Government Money Fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.19%.
Shareholder Concentration
Certain accounts may from time to time own (beneficially or of record) or control a significant percentage of a fund’s shares. Redemptions by these shareholders of their holdings in a fund may impact the fund’s liquidity and NAV. These redemptions may also force the fund to sell securities, which may negatively impact the fund’s brokerage costs. Please refer to note 3 for more information on redemption risk. As of June 30, 2018, one shareholder of the fund owned 20% of the fund’s outstanding shares.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $605 million line of credit (the Syndicated Credit Facility), maturing on October 4, 2018. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which matures on November 30, 2018. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
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Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)

7. Federal Income Taxes:
As of June 30, 2018, the tax basis cost of the fund’s investments was $987,329,239.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2017, the fund had capital loss carryforwards of ($293) with no expiration.
As of December 31, 2017, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2017, the fund did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Retirement Government Money Fund
Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Retirement Government Money Fund (the Fund), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives extensive data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 26, 2018, and June 5, 2018, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 5, 2018. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered information provided by CSIM relating to the Fund’s portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s infrastructure. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Fund and certain of its shareholders. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Fund’s shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the

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peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap as well as using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, which may include exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The
Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and its affiliates have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the contractual investment advisory fee schedules with respect to the Fund that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and its affiliates that are designed to pass along potential economies of scale to the Fund’s shareholders. Specifically, the Board considered recent expense cap reductions effective October 3, 2017, as well as CSIM and its affiliates previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, and (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and its affiliates as discussed above, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Schwab Retirement Government Money Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 107 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	107	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (public policy think tank) (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	107	Director, Gilead Sciences, Inc. (2005 – present)
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman, TIAA Charitable (financial services) (2014 – 2016); Senior Managing Director, TIAA (financial services) (2003 – 2016).	107	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	107	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	107	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	107	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	107	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	107	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Co-CEO, Colgin Cellars, LLC (vineyards) (Feb. 1998 – present).	107	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director (May 2008 – present), President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	107	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).	107	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present), Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President, Charles Schwab & Co., Inc. (July 2015 – present); Chief Financial Officer (July 2015 – Aug. 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	107	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (investment management firm) (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (investment management firm) (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of CSIM. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Notes

Notes

Notes

Schwab Retirement Government Money Fund
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab® U.S. Large-Cap Growth Index Fund
Schwab® U.S. Large-Cap Value Index Fund
Schwab® U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Funds
Bond Funds
Schwab Intermediate-Term Bond Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Investor or Ultra fund share classes.

Investment Adviser
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[1]	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR92571-02
00213103

Semiannual Report  |  June 30, 2018
Schwab Variable Share Price Money Fund™

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
fund covered in this report.
Dear Shareholder,
As an investor, sometimes it can be difficult to differentiate between what news is important and what isn’t. This year has brought no shortage of domestic and international developments for the markets to digest, and stock prices have moved between peaks and valleys frequently as a result.
All of the headline noise has distracted from one of the biggest stories for money market investors in recent months: rising yields. So far this year through June, the Federal Reserve has increased short-term rates twice, meaning it has now hiked rates seven times since it started the current cycle in December 2015. This has boosted the appeal of money market funds, one of the portfolio tools that investors turn to for cash management and also during periods of increased volatility. Yields for such funds are now much higher than they were just a year ago. Also, we believe that as a result of the expense reductions that occurred in October of last year, investors in Schwab Variable Share Price Money Fund may benefit even more.
At Charles Schwab Investment Management, we encourage investors not only to pay attention to their costs of investing but also to periodically check in on their investments to ensure they are continuing to meet their needs as part of a long-term plan. We believe this is an important exercise for all types of investments, particularly in an environment of rising interest rates, when allocations to cash and money market funds may be more attractive. The prolonged period of near-record-low yields that followed the global financial crisis may have discouraged some investors from using money market funds for their short-term cash needs. With rates now rising, investors might now benefit from giving them another look.
The portfolio managers who oversee the Schwab Variable Share Price Money Fund are constantly undertaking their own reassessments. Through a disciplined investment process, the fund’s portfolio is regularly analyzed in light of market conditions. When interest rates are rising or are expected to, our portfolio managers will often adjust the fund’s holdings in pursuit of their goals of stability of capital, liquidity and current income, within the limits of the fund’s investment objective and policies.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Variable Share Price Money Fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ So far this year through June, the Federal Reserve has increased short-term rates twice, meaning it has now hiked rates seven times since it started the current cycle in December 2015.”
Management views may have changed since the report date.
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund
Fund Management

Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund

The Schwab Variable Share Price Money Fund (the fund) seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, promissory notes, certificates of deposit and time deposits, variable- and floating-rate debt securities, bank notes and bankers’ acceptances, repurchase agreements, and obligations issued by the U.S. government, its agencies or instrumentalities. Unlike a traditional stable share price money market fund, the fund will not use the amortized cost method of valuation or round the per share net asset value (NAV) to the nearest whole cent and does not seek to maintain a stable share price. As a result, the fund’s share price, which is its NAV, will vary and reflect the effects of unrealized appreciation and depreciation and realized losses and gains. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Over the six-month reporting period ended June 30, 2018, yields on taxable money market funds rose. Following three 0.25% rate hikes in 2017, the Federal Reserve (Fed) instituted two more during the reporting period—in March and June—citing continued strength in the labor market and solid economic growth. Short term yields, which are directly influenced by central bank policy, rose in response. The federal funds rate ended the reporting period in a range of 1.75% to 2.00%.
In the minutes from its June meeting, however, the Fed noted that uncertainty and risks associated with trade policy had intensified, which could eventually have a negative effect on business sentiment and investment spending. As a result, the U.S. bond yield curve flattened, and yields remained low relative to historical averages. The yield on the benchmark 10-year U.S. Treasury note rose for a fourth straight quarter, briefly surpassing 3% before investors’ concerns drove them to the relative safety of government debt. Despite steady economic growth over the reporting period, inflation remained benign.
Outside the U.S., monetary policies mostly remained relatively accommodative amid low inflation, though some central banks did take steps toward tighter policies. At its March meeting, the Governing Council of the European Central Bank left interest rates unchanged, announcing that it expects key interest rates to remain at their present levels for an extended period of time and confirming that its net asset purchases are intended to run until at least the end of September 2018. During the reporting period, the Bank of Japan removed the timeframe for achieving its 2% inflation target and maintained its short-term interest rate target at –0.1%.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, while all issuers and regions in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. In anticipation of and in response to the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) remained relatively unchanged, beginning the reporting period at 28 days and ending at 29 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	29 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund
Performance and Fund Facts as of June 30, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Variable Share Price Money Fund
Ultra Shares
Ticker Symbol	SVUXX
Minimum Initial Investment[1]	$1,000,000
Seven-Day Yield (with waivers)[2]	1.99%
Seven-Day Yield (without waivers)[2]	1.83%
Seven-Day Effective Yield (with waivers)[2]	2.00%

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2018 and held through June 30, 2018.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/18	Ending Account Value (Net of Expenses) at 6/30/18	Expenses Paid During Period 1/1/18-6/30/18[2]
Schwab Variable Share Price Money Fund
Ultra Shares
Actual Return	0.19%	$1,000.00	$1,008.50	$0.95
Hypothetical 5% Return	0.19%	$1,000.00	$1,023.86	$0.95

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund
Financial Statements
Financial Highlights
Ultra Shares	1/1/18– 6/30/18*	1/1/17– 12/31/17	2/25/16 [1]– 12/31/16
Per-Share Data
Net asset value at beginning of period	$1.0001	$1.0003	$1.0000
Income (loss) from investment operations:
Net investment income (loss)[2]	0.0085	0.0103	0.0042
Net realized and unrealized gains (losses)	— [3]	(0.0006)	(0.0003)
Total from investment operations	0.0085	0.0097	0.0039
Less distributions:
Distributions from net investment income	(0.0083)	(0.0099)	(0.0036)
Distributions from net realized gains	—	—	— [3]
Total distributions	(0.0083)	(0.0099)	(0.0036)
Net asset value at end of period	$1.0003	$1.0001	$1.0003
Total return	0.85% [4]	0.97%	0.39% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19% [5]	0.20% [6]	0.21% [5]
Gross operating expenses	0.36% [5]	0.40%	0.44% [5]
Net investment income (loss)	1.71% [5]	1.03%	0.49% [5]
Net assets, end of period (x 1,000,000)	$2,888	$1,327	$578

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per share amount was less than $0.00005.
4
Not annualized.
5
Annualized.
6
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
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Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 55.7% of net assets
Asset-Backed Commercial Paper 17.2%
ALPINE SECURITIZATION LLC	a,b	2.33%		07/31/18	1,500,000	1,497,191
	a,b	2.31%		09/05/18	20,000,000	19,915,492
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	2.36%		07/25/18	4,500,000	4,493,233
	a,b	2.31%		09/10/18	1,000,000	995,350
	a,b	2.31%		09/17/18	5,000,000	4,974,244
CAFCO LLC	a,b	2.08%		07/13/18	5,000,000	4,996,025
	a,b	2.25%		09/04/18	21,000,000	20,915,971
CANCARA ASSET SECURITISATION LLC	a,b	2.28%		08/06/18	7,000,000	6,984,543
CHARIOT FUNDING LLC	a,b	1.97%		07/13/18	4,000,000	3,996,903
	a,b	2.37%		10/17/18	24,000,000	23,827,301
CHARTA LLC	a,b	1.94%		07/23/18	4,000,000	3,994,547
	a,b	2.28%		08/06/18	5,000,000	4,988,990
	a,b	2.28%		09/26/18	10,000,000	9,943,707
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	2.38%		08/20/18	4,500,000	4,486,103
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	2.38%		08/20/18	13,000,000	12,959,853
CRC FUNDING LLC	a,b	2.33%		07/06/18	10,000,000	9,996,238
	a,b	2.24%		08/27/18	11,000,000	10,961,565
CROWN POINT CAPITAL COMPANY LLC	a,b	2.00%		07/02/18	5,000,000	4,999,150
	a,b	2.38%		07/09/18	800,000	799,545
	a,b	2.39%		07/09/18	7,000,000	6,996,016
	a,b	2.39%		07/10/18	3,000,000	2,998,121
	a,b	2.36%		08/03/18	4,000,000	4,001,047
	a,b	2.31%		08/20/18	2,000,000	1,993,766
	a,b	2.33%		09/10/18	6,500,000	6,470,396
	a,b	2.34%		09/18/18	1,000,000	994,863
FAIRWAY FINANCE CO LLC	a,b	2.28%		07/25/18	2,925,000	2,920,631
	a,b	2.28%		08/02/18	4,000,000	3,992,074
	a,b	2.26%		08/22/18	3,700,000	3,688,018
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Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
KELLS FUNDING LLC	a,b	2.31%		07/11/18	3,000,000	2,998,877
	a,b	2.24%		08/24/18	47,000,000	46,851,440
	a,b	2.24%		08/28/18	3,000,000	2,990,155
LEXINGTON PARKER CAPITAL COMPANY LLC	a,b	2.00%		07/02/18	3,000,000	2,999,509
	a,b	2.00%		07/03/18	3,000,000	2,999,340
	a,b	2.16%		08/13/18	8,000,000	7,978,600
LMA AMERICAS LLC	a,b	2.29%		08/17/18	5,000,000	4,985,518
	a,b	2.31%		09/25/18	10,000,000	9,943,656
	a,b	2.35%		10/01/18	14,000,000	13,914,972
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	2.08%		07/23/18	29,000,000	28,960,270
METLIFE SHORT TERM FUNDING LLC	a,b	2.11%		08/01/18	300,000	299,430
	a,b	2.26%		08/20/18	18,000,000	17,944,933
	a,b	2.24%		08/21/18	3,000,000	2,990,628
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	2.20%		07/10/18	3,000,000	2,998,135
	a,b	2.14%		08/06/18	20,000,000	19,955,540
RIDGEFIELD FUNDING COMPANY LLC	a,b	2.08%		07/16/18	1,500,000	1,498,561
	a,b	2.40%		07/31/18	1,000,000	998,131
	a,b	2.36%		08/02/18	12,000,000	11,976,076
	a,b	2.31%		08/14/18	1,500,000	1,495,868
	a,b	2.31%		08/16/18	4,000,000	3,988,496
	a,b	2.34%		09/04/18	2,300,000	2,290,583
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	2.28%		09/04/18	15,000,000	14,938,221
	a,b	2.34%		09/18/18	17,000,000	16,913,212
	a,b	2.33%		10/02/18	10,000,000	9,938,778
THUNDER BAY FUNDING LLC	a,b	2.26%		07/30/18	17,000,000	16,969,726
VERSAILLES COMMERCIAL PAPER LLC	a,b	2.40%		07/02/18	1,000,000	999,830
	a,b	2.34%		09/04/18	1,000,000	995,691
	a,b	2.33%		09/05/18	4,000,000	3,982,509
	a,b	2.33%		09/06/18	4,000,000	3,982,252
VICTORY RECEIVABLES CORP	a,b	2.31%		08/02/18	6,000,000	5,988,298
	a,b	2.31%		08/15/18	2,000,000	1,994,574
	a,b	2.33%		10/01/18	38,000,000	37,771,194
						495,313,886
Financial Company Commercial Paper 8.1%
ABN AMRO FUNDING USA LLC	a,b	2.31%		07/26/18	10,500,000	10,484,014
BPCE SA	b	2.29%		08/03/18	15,000,000	14,970,542
	b	2.36%		08/31/18	5,000,000	4,981,327
	b	2.32%		09/12/18	1,000,000	995,396
	b	2.34%		09/12/18	2,000,000	1,990,792
DANSKE CORP	a,b	2.28%		08/01/18	1,500,000	1,497,189
DBS BANK LTD	b	2.30%		08/16/18	3,000,000	2,991,564
ERSTE ABWICKLUNGSANSTALT	b	2.28%		07/26/18	4,000,000	3,993,892
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Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
HSBC USA INC	b	1.95%		07/25/18	10,000,000	9,985,288
	b	2.13%		08/16/18	1,000,000	997,215
	b	2.45%		11/21/18	2,000,000	1,979,982
ING US FUNDING LLC	a	1.94%		07/26/18	1,900,000	1,897,117
JP MORGAN SECURITIES LLC		2.31%		09/21/18	5,000,000	4,973,377
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		2.00%		07/03/18	6,000,000	5,998,645
		2.01%		07/06/18	21,000,000	20,991,662
MACQUARIE BANK LTD	b	2.31%		07/24/18	8,000,000	7,988,511
	b	2.29%		08/30/18	2,500,000	2,490,553
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)	b	2.32%		08/01/18	1,250,000	1,247,637
	b	2.32%		08/14/18	3,000,000	2,991,981
NATIONWIDE BUILDING SOCIETY	b	2.04%		07/23/18	11,000,000	10,985,010
	b	2.25%		08/13/18	16,000,000	15,957,000
	b	2.25%		08/22/18	2,000,000	1,993,433
NRW BANK	b	2.07%		07/02/18	21,000,000	20,996,487
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.95%		07/30/18	500,000	499,160
SANTANDER UK PLC		1.91%		07/02/18	17,000,000	16,997,345
		1.91%		07/05/18	5,000,000	4,998,425
		2.27%		08/01/18	2,200,000	2,195,932
		2.28%		08/07/18	3,000,000	2,993,435
SUMITOMO MITSUI BANKING CORPORATION	b	2.29%		09/04/18	1,600,000	1,593,607
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)	b	2.27%		08/15/18	6,000,000	5,983,847
SWEDBANK AB		1.93%		07/26/18	5,000,000	4,992,856
TORONTO-DOMINION BANK/THE	b	2.07%		07/23/18	20,000,000	19,973,254
UNITED OVERSEAS BANK LTD	b	2.25%		08/27/18	21,000,000	20,926,313
						234,532,788
Certificates of Deposit 15.5%
BANK OF MONTREAL (CHICAGO BRANCH)		2.25%		08/03/18	5,000,000	5,000,765
		2.25%		08/27/18	13,500,000	13,502,477
		2.24%		08/29/18	10,000,000	10,001,627
BARCLAYS BANK PLC (NEW YORK BRANCH)		2.39%		08/08/18	9,000,000	9,003,272
BMO HARRIS BANK NA		2.39%		08/02/18	3,000,000	3,000,738
CITIBANK NA		1.94%		08/01/18	1,000,000	999,858
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		1.98%		08/06/18	2,000,000	1,999,895
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		2.32%		10/03/18	29,000,000	29,001,039
CREDIT SUISSE AG (NEW YORK BRANCH)		1.89%		07/20/18	5,000,000	4,999,707
		1.98%		08/06/18	12,000,000	11,999,417
		2.06%		08/06/18	1,500,000	1,500,055
DANSKE BANK A/S (LONDON BRANCH)		2.31%		07/24/18	8,000,000	8,001,570
DNB BANK ASA (NEW YORK BRANCH)		2.24%		08/01/18	8,000,000	8,002,109
10
Schwab Variable Share Price Money Fund  |  Semiannual Report
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Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (LONDON BRANCH)		2.26%		09/21/18	10,000,000	10,000,136
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		1.90%		07/06/18	17,000,000	16,999,927
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		2.10%		07/30/18	1,200,000	1,200,023
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		1.94%		07/05/18	13,000,000	12,999,962
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)		2.02%		07/31/18	4,000,000	3,999,797
		2.29%		08/13/18	6,000,000	6,001,447
MIZUHO BANK LTD (NEW YORK BRANCH)		2.34%		07/05/18	3,000,000	3,000,182
		2.25%		08/24/18	8,000,000	8,002,274
		2.28%		09/05/18	24,000,000	24,007,035
MUFG BANK LTD (NEW YORK BRANCH)		2.32%		07/09/18	8,000,000	8,000,771
		2.04%		07/20/18	27,000,000	27,002,471
		1.96%		08/01/18	1,500,000	1,499,789
		2.00%		08/09/18	10,000,000	9,998,653
		2.00%		08/16/18	4,000,000	3,999,339
NATIXIS (NEW YORK BRANCH)		2.32%		08/01/18	17,000,000	17,004,906
		2.34%		08/31/18	3,000,000	3,001,107
NORDEA BANK AB (NEW YORK BRANCH)		1.91%		07/24/18	29,000,000	28,998,933
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		2.05%		07/02/18	8,000,000	8,000,096
		1.92%		07/06/18	13,000,000	13,000,033
ROYAL BANK OF CANADA (NEW YORK BRANCH)		2.00%		08/09/18	8,000,000	7,999,355
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		1.91%		07/26/18	6,000,000	5,999,898
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		2.25%		08/23/18	3,000,000	3,000,719
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		2.25%		08/22/18	10,500,000	10,502,513
		2.30%		09/18/18	3,000,000	3,000,453
		2.32%		10/03/18	20,000,000	20,001,270
SWEDBANK (NEW YORK BRANCH)		1.90%		07/05/18	27,000,000	26,999,976
TORONTO-DOMINION BANK (NEW YORK BRANCH)		2.25%		07/25/18	1,500,000	1,500,234
		2.24%		07/26/18	10,000,000	10,001,512
		1.95%		08/01/18	3,000,000	2,999,678
		2.25%		08/06/18	5,500,000	5,501,050
US BANK NATIONAL ASSOCIATION		2.16%		08/27/18	6,000,000	6,002,095
		2.16%		09/04/18	15,000,000	15,004,827
WELLS FARGO BANK NA		1.94%		07/25/18	9,000,000	8,999,359
		2.05%		09/05/18	7,000,000	6,998,464
						448,240,813
Non-Financial Company Commercial Paper 3.2%
CARGILL GLOBAL FUNDING PLC	a,b	1.91%		07/03/18	4,000,000	3,999,145
	a,b	1.92%		07/03/18	6,000,000	5,998,717
11
Schwab Variable Share Price Money Fund  |  Semiannual Report
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Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	a,b	1.91%		07/05/18	6,000,000	5,998,069
	a,b	1.92%		07/06/18	7,000,000	6,997,359
CARGILL INC	b	1.91%		07/03/18	2,000,000	1,999,572
GENERAL ELECTRIC CO		1.92%		07/05/18	4,000,000	3,998,731
TOTAL CAPITAL CANADA LTD	a,b	1.92%		07/03/18	29,000,000	28,993,794
TOYOTA MOTOR CREDIT CORP		2.34%		07/03/18	13,000,000	12,997,260
		1.93%		07/11/18	15,000,000	14,990,411
		2.24%		08/22/18	6,000,000	5,981,379
						91,954,437
Non-Negotiable Time Deposits 11.7%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		1.92%		07/06/18	8,000,000	7,999,818
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.95%		07/05/18	65,000,000	65,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (GRAND CAYMAN BRANCH)		1.88%		07/02/18	22,000,000	21,999,803
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		1.90%		07/02/18	18,000,000	17,999,849
DBS BANK LTD (SINGAPORE BRANCH)		1.94%		07/02/18	9,000,000	8,999,934
DNB BANK ASA (GRAND CAYMAN BRANCH)		1.90%		07/06/18	48,000,000	47,998,800
NATIONAL AUSTRALIA BANK LTD (GRAND CAYMAN BRANCH)		1.82%		07/02/18	10,000,000	9,999,894
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		1.92%		07/05/18	18,000,000	18,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.90%		07/05/18	24,000,000	24,000,000
NORTHERN TRUST CO (CAYMAN ISLANDS BRANCH)		1.87%		07/02/18	35,000,000	34,999,678
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.88%		07/02/18	26,000,000	25,999,767
		1.90%		07/03/18	27,000,000	27,000,000
TORONTO DOMINION BANK (GRAND CAYMAN BRANCH)		1.91%		07/05/18	28,000,000	28,000,000
						337,997,543
Total Fixed-Rate Obligations
(Cost $1,608,078,542)						1,608,039,467

Variable-Rate Obligations 17.9% of net assets
Asset-Backed Commercial Paper 0.9%
BEDFORD ROW FUNDING CORP
(1 mo. USD-LIBOR + 0.18%)	a,b	2.27%		07/30/18	7,000,000	7,001,470
(1 mo. USD-LIBOR + 0.24%)	a,b	2.34%	07/27/18	08/27/18	3,200,000	3,201,194
(1 mo. USD-LIBOR + 0.30%)	a,b	2.28%	07/02/18	11/01/18	7,500,000	7,503,120
COLLATERALIZED COMMERCIAL PAPER II CO LLC
(1 mo. USD-LIBOR + 0.21%)	a,b	2.26%		07/11/18	3,000,000	3,000,267
(1 mo. USD-LIBOR + 0.21%)	a,b	2.30%		07/24/18	5,000,000	5,000,970
						25,707,021
12
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Financial Company Commercial Paper 3.5%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD
(1 mo. USD-LIBOR + 0.26%)	b	2.31%	07/10/18	09/10/18	16,000,000	16,006,448
HSBC BANK PLC
(1 mo. USD-LIBOR + 0.42%)	b	2.52%	07/30/18	09/28/18	12,200,000	12,209,784
HSBC USA INC
(1 mo. USD-LIBOR + 0.44%)	b	2.44%	07/05/18	10/05/18	2,000,000	2,001,766
ING US FUNDING LLC
(1 mo. USD-LIBOR + 0.17%)	a	2.17%		07/05/18	5,000,000	5,000,165
(1 mo. USD-LIBOR + 0.24%)	a	2.33%	07/31/18	08/31/18	7,000,000	7,002,569
(3 mo. USD-LIBOR + 0.04%)	a	2.37%	09/19/18	12/19/18	18,000,000	18,001,201
JP MORGAN SECURITIES LLC
(1 mo. USD-LIBOR + 0.20%)		2.29%		07/30/18	2,000,000	2,000,456
(3 mo. USD-LIBOR + 0.06%)	b	2.42%	08/08/18	11/08/18	7,000,000	7,000,090
TORONTO-DOMINION BANK/THE
(1 mo. USD-LIBOR + 0.17%)	b	2.26%		07/25/18	3,000,000	3,000,528
(1 mo. USD-LIBOR + 0.17%)	b	2.26%		07/30/18	1,000,000	1,000,190
(1 mo. USD-LIBOR + 0.22%)	b	2.31%	07/23/18	08/23/18	5,000,000	5,000,855
(1 mo. USD-LIBOR + 0.33%)	b	2.42%	07/23/18	10/23/18	5,000,000	5,002,650
(3 mo. USD-LIBOR + 0.02%)	b	2.35%	08/28/18	11/26/18	16,500,000	16,500,238
WESTPAC BANKING CORP
(1 mo. USD-LIBOR + 0.18%)	b	2.27%	07/17/18	08/17/18	3,000,000	3,000,756
						102,727,696
Certificates of Deposit 10.2%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.18%)		2.27%	07/17/18	08/17/18	4,500,000	4,499,914
BANK OF NOVA SCOTIA (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.08%)		2.42%	09/21/18	03/21/19	35,000,000	35,001,124
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.22%)		2.30%	07/23/18	08/22/18	1,000,000	1,000,317
(1 mo. USD-LIBOR + 0.43%)		2.51%	07/20/18	09/20/18	10,000,000	10,008,000
CITIBANK NA
(1 mo. USD-LIBOR + 0.27%)		2.36%	07/17/18	08/17/18	15,000,000	15,005,610
(1 mo. USD-LIBOR + 0.33%)		2.38%	07/12/18	09/12/18	18,000,000	18,009,846
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.16%)		2.14%	07/02/18	08/01/18	13,000,000	13,002,418
(1 mo. USD-LIBOR + 0.22%)		2.22%	07/05/18	09/04/18	11,000,000	11,003,553
HSBC BANK USA NA
(1 mo. USD-LIBOR + 0.28%)		2.30%	07/09/18	09/07/18	10,000,000	10,004,370
(1 mo. USD-LIBOR + 0.43%)		2.41%	07/02/18	10/01/18	2,500,000	2,502,110
(1 mo. USD-LIBOR + 0.28%)		2.28%	07/05/18	11/05/18	1,000,000	1,000,346
ING BANK NV (AMSTERDAM BRANCH)
(1 mo. USD-LIBOR + 0.45%)		2.50%	07/10/18	10/10/18	16,000,000	16,002,923
13
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.21%)		2.26%		07/09/18	4,000,000	4,000,300
(1 mo. USD-LIBOR + 0.21%)		2.30%		07/23/18	8,000,000	8,001,496
(1 mo. USD-LIBOR + 0.26%)		2.36%	07/27/18	11/27/18	5,500,000	5,500,242
NATIONAL AUSTRALIA BANK LTD (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.28%)		2.28%	07/02/18	11/02/18	4,000,000	4,001,748
NATIONAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.28%)		2.28%	07/05/18	11/05/18	9,000,000	9,003,069
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.20%)		2.29%	07/16/18	08/16/18	1,000,000	1,000,050
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.17%)		2.26%		07/16/18	1,000,000	1,000,119
(1 mo. USD-LIBOR + 0.23%)		2.23%	07/05/18	11/05/18	7,500,000	7,501,260
(1 mo. USD-LIBOR + 0.30%)		2.40%	07/27/18	11/27/18	2,500,000	2,501,123
(3 mo. USD-LIBOR + 0.08%)		2.42%	09/17/18	03/15/19	16,000,000	16,001,621
(3 mo. USD-LIBOR + 0.15%)		2.48%	08/20/18	05/20/19	1,000,000	1,000,038
(3 mo. USD-LIBOR + 0.13%)		2.46%	08/28/18	05/28/19	6,000,000	6,000,234
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.29%)		2.38%	07/25/18	10/25/18	2,000,000	2,000,844
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.21%)		2.29%		07/19/18	4,000,000	4,000,596
(1 mo. USD-LIBOR + 0.21%)		2.30%		07/24/18	8,000,000	8,001,240
(1 mo. USD-LIBOR + 0.21%)		2.30%		07/25/18	3,000,000	3,000,459
(1 mo. USD-LIBOR + 0.30%)		2.30%	07/05/18	11/05/18	8,000,000	8,001,296
(1 mo. USD-LIBOR + 0.25%)		2.35%	07/26/18	11/26/18	1,000,000	1,000,131
(3 mo. USD-LIBOR + 0.03%)		2.36%	08/28/18	11/26/18	17,350,000	17,350,241
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.23%)		2.31%	07/17/18	09/17/18	8,000,000	8,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.22%)		2.32%	07/26/18	09/26/18	7,500,000	7,502,355
(3 mo. USD-LIBOR + 0.03%)		2.37%	08/15/18	11/15/18	3,000,000	2,999,491
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.18%)		2.19%	07/06/18	08/06/18	1,000,000	1,000,212
(1 mo. USD-LIBOR + 0.32%)		2.37%	07/12/18	09/12/18	5,000,000	5,002,630
US BANK NATIONAL ASSOCIATION
(1 mo. USD-LIBOR + 0.18%)		2.28%	07/27/18	08/27/18	16,000,000	16,004,400
WELLS FARGO BANK NA
(1 mo. USD-LIBOR + 0.24%)		2.32%	07/23/18	09/05/18	1,000,000	1,000,369
(1 mo. USD-LIBOR + 0.42%)		2.47%	07/09/18	10/09/18	1,000,000	1,000,807
(3 mo. USD-LIBOR + 0.10%)		2.42%	09/07/18	03/07/19	5,000,000	5,000,824
						293,417,726
Variable Rate Demand Notes 0.8%
CELLMARK, INC
TAXABLE NOTES SERIES 2018A (LOC: SWEDBANK AB)	c	2.07%		07/06/18	2,000,000	2,000,000
14
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GFRE HOLDINGS, LLC
VARIABLE RATE DEMAND NOTES SERIES 2009A (LOC: FEDERAL HOME LOAN BANKS)	c	2.10%		07/06/18	1,085,000	1,085,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	1.98%		07/06/18	3,000,000	3,000,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	2.08%		07/06/18	2,000,000	2,000,000
TAXABLE HOUSING RB (606 W 57TH ST) SERIES 2017A (LOC: WELLS FARGO BANK NA)	c	2.05%		07/06/18	10,000,000	10,000,000
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)	c	2.02%		07/06/18	1,000,000	1,000,000
SAN FRANCISCO
TAXABLE M/F HOUSING RB (1601 MARIPOSA APTS) SERIES 2017B (LOC: BANK OF AMERICA NA)	c	1.98%		07/06/18	5,000,000	5,000,000
						24,085,000
Other Instruments 1.2%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.22%)		2.27%	07/13/18	08/13/18	5,000,000	5,001,380
(1 mo. USD-LIBOR + 0.18%)		2.27%	07/17/18	08/17/18	19,000,000	18,999,637
(1 mo. USD-LIBOR + 0.26%)		2.32%	07/16/18	11/14/18	10,000,000	10,002,300
						34,003,317
Non-Financial Company Commercial Paper 1.3%
TOYOTA FINANCE AUSTRALIA LTD
(3 mo. USD-LIBOR + 0.08%)		2.41%	08/21/18	02/15/19	15,000,000	15,000,404
(3 mo. USD-LIBOR + 0.09%)		2.43%	09/25/18	03/22/19	10,000,000	10,000,345
TOYOTA MOTOR FINANCE (NETHERLANDS) B.V.
(1 mo. USD-LIBOR + 0.36%)		2.46%	07/27/18	10/29/18	14,000,000	14,008,778
						39,009,527
Total Variable-Rate Obligations
(Cost $518,833,312)						518,950,287
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 25.6% of net assets
U.S. Government Agency Repurchase Agreements* 18.0%
BANK OF NOVA SCOTIA
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $209,609,932, 2.00% - 6.00%, due 11/01/20 - 06/20/48)		2.12%		07/02/18	203,504,788	203,468,842
BNP PARIBAS SA
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $21,423,908, 1.25% - 5.81%, due 07/15/20 - 08/15/47)		2.12%		07/02/18	21,003,710	21,000,000
15
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
GOLDMAN SACHS & CO LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $16,320,000, 3.11% - 3.50%, due 02/01/33 - 03/01/43)		2.07%		07/02/18	16,002,760	16,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $28,840,000, 4.90% - 11.60%, due 02/25/23 - 09/25/27)		2.12%		07/02/18	28,004,947	28,000,000
MIZUHO SECURITIES USA LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $14,420,001, 4.00%, due 01/01/48)		2.12%		07/02/18	14,002,473	14,000,000
RBC DOMINION SECURITIES INC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $101,045,023, 0.38% - 5.00%, due 03/31/20 - 02/15/43)		2.12%		07/02/18	99,017,490	99,000,000
ROYAL BANK OF CANADA
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $35,016,769, 2.25% - 7.25%, due 05/15/21 - 06/20/60)		2.12%		07/02/18	34,006,007	34,000,000
Issued 06/28/18, repurchase date 07/05/18 (Collateralized by U.S. Government Agency Securities valued at $35,033,143, 3.00% - 6.97%, due 09/01/24 - 06/01/48)		1.93%		07/05/18	34,012,759	33,999,850
WELLS FARGO SECURITIES LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Government Agency Securities valued at $71,772,678, 3.50% - 4.00%, due 06/01/38 - 06/01/48)		2.12%		07/02/18	69,012,190	69,000,000
						518,468,692
U.S. Treasury Repurchase Agreement 1.0%
BARCLAYS BANK PLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by U.S. Treasury Securities valued at $30,605,368, 1.63%, due 06/30/20)		2.10%		07/02/18	30,005,250	30,000,000
Other Repurchase Agreements** 6.6%
BNP PARIBAS SA
Issued 06/27/18, repurchase date 07/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $28,509,784, 0.00% - 11.03%, due 10/30/19 - 01/28/70)		2.05%		07/03/18	25,008,542	24,999,473
Issued 06/28/18, repurchase date 07/05/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $27,604,551, 1.39% - 6.44%, due 06/15/21 - 09/05/44)		2.02%		07/05/18	24,009,427	23,999,518
Issued 05/01/18, repurchase date 08/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,785,283, 0.00% - 11.03%, due 03/31/20 - 01/28/70)		2.35%		08/03/18	5,030,681	4,999,121
16
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
JP MORGAN SECURITIES LLC
Issued 06/01/18, repurchase date 11/28/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $16,134,437, 1.98% - 5.73%, due 01/25/21 - 11/25/47)		2.75%		09/27/18	14,126,194	13,998,718
Issued 06/27/18, repurchase date 12/24/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $33,355,132, 1.77% - 8.13%, due 10/01/19 - 11/25/60)		2.77%		09/27/18	29,205,288	28,994,130
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 05/02/18, repurchase date 08/06/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $29,900,000, 6.34%, due 01/25/29)		2.25%		08/03/18	26,151,125	25,993,019
RBC CAPITAL MARKETS LLC
Issued 06/27/18, repurchase date 07/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $29,469,047, 0.00% - 10.00%, due 03/28/19 - 06/15/48)		2.00%		07/03/18	28,009,333	27,999,639
WELLS FARGO SECURITIES LLC
Issued 06/29/18, repurchase date 07/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,601,670, 0.88%, due 07/22/19)		2.01%		07/02/18	4,000,670	4,000,000
Issued 06/27/18, repurchase date 07/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $11,504,175, 0.88%, due 07/22/19)		2.05%		07/03/18	10,003,417	9,999,898
Issued 04/10/18, repurchase date 10/05/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $9,331,008, 2.92% - 3.96%, due 01/11/35 - 07/25/47)		2.88%		10/02/18	8,112,000	8,004,786
Issued 05/04/18, repurchase date 10/30/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $21,000,541, 2.86% - 5.19%, due 09/17/46 - 12/25/57)		2.92%		10/02/18	18,220,460	18,012,139
						191,000,441
Total Repurchase Agreements
(Cost $739,468,842)						739,469,133
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $809,738,759 or 28.0% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

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See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

ABS —	Asset-backed securities
ETF —	Exchange-traded fund
HFA —	Housing finance agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
VRDN —	Variable rate demand note

At June 30, 2018, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2018. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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See financial notes

Schwab Variable Share Price Money Fund
Statement of Assets and Liabilities

As of June 30, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $2,126,911,854)		$2,126,989,754
Repurchase agreements, at value (cost $739,468,842)		739,469,133
Receivables:
Fund shares sold		29,702,237
Interest		2,796,587
Prepaid expenses	+	115,159
Total assets		2,899,072,870
Liabilities
Payables:
Investment adviser and administrator fees		353,734
Fund shares redeemed		8,207,858
Distributions to shareholders		2,123,621
Accrued expenses	+	62,006
Total liabilities		10,747,219
Net Assets
Total assets		2,899,072,870
Total liabilities	–	10,747,219
Net assets		$2,888,325,651
Net Assets by Source
Capital received from investors		2,888,247,448
Net realized capital gains		12
Net unrealized capital appreciation		78,191

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Ultra Shares	$2,888,325,651		2,887,533,305		$1.0003

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See financial notes

Schwab Variable Share Price Money Fund
Statement of Operations

For the period January 1, 2018 through June 30, 2018; unaudited
Investment Income
Interest		$16,734,867
Expenses
Investment adviser and administrator fees		2,962,019
Registration fees		64,002
Portfolio accounting fees		56,748
Custodian fees		46,192
Professional fees		21,199
Independent trustees’ fees		17,044
Shareholder reports		10,592
Transfer agent fees		5,633
Other expenses	+	7,786
Total expenses		3,191,215
Expense reduction by CSIM and its affiliates	–	1,521,335
Net expenses	–	1,669,880
Net investment income		15,064,987
Realized and Unrealized Gains (Losses)
Net realized gains on investments		12
Net change in unrealized appreciation (depreciation) on investments	+	214,844
Net realized and unrealized gains		214,856
Increase in net assets resulting from operations		$15,279,843
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Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Statement of Changes in Net Assets

For the current and prior report periods.
Figures for the current period are unaudited.
Operations
	1/1/18-6/30/18		1/1/17-12/31/17
Net investment income		$15,064,987	$9,568,442
Net realized gains		12	272
Net change in unrealized appreciation (depreciation)	+	214,844	(232,672)
Increase in net assets from operations		15,279,843	9,336,042
Distributions to shareholders
Distribution from net investment income
Ultra Shares		(15,065,188)	(9,568,442)

Transactions in Fund Shares
		1/1/18-6/30/18		1/1/17-12/31/17
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Ultra Shares		3,058,727,081	$3,059,423,051	1,849,918,713	$1,850,444,766
Shares Reinvested
Ultra Shares		9,864,847	9,866,953	7,243,477	7,245,420
Shares Redeemed
Ultra Shares	+	(1,507,822,716)	(1,508,119,650)	(1,108,286,467)	(1,108,595,669)
Net transactions in fund shares		1,560,769,212	$1,561,170,354	748,875,723	$749,094,517
Shares Outstanding and Net Assets
		1/1/18-6/30/18		1/1/17-12/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,326,764,093	$1,326,940,642	577,888,370	$578,078,525
Total increase	+	1,560,769,212	1,561,385,009	748,875,723	748,862,117
End of period		2,887,533,305	$2,888,325,651	1,326,764,093	$1,326,940,642
Net investment income not yet distributed			$—		$201
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Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Variable Share Price Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund™	Schwab Investor Money Fund®
Schwab U.S. Treasury Money Fund™	Schwab Variable Share Price Money Fund
Schwab Treasury Obligations Money Fund™	Schwab Retirement Government Money Fund™
Schwab Advisor Cash Reserves®	Schwab Municipal Money Fund™
Schwab Cash Reserves™	Schwab AMT Tax-Free Money Fund™
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund™
Schwab Retirement Advantage Money Fund®	Schwab New York Municipal Money Fund™
Schwab Variable Share Price Money Fund currently offers one class of shares, Ultra Shares. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Short-term investments: Money market investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, discounted cash flow models or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable investments, market trades, projected cash flows, credit reviews and issuer news.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
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Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2018, the fund had investments in repurchase agreements with a gross value of $739,469,133 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
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Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
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Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(k) Recent Accounting Standards:
In March 2017, the FASB issued Accounting Standards Update “Premium Amortization on Purchased Callable Debt Securities” which amends the amortization period for a callable debt security held at a premium from the maturity date to the earliest call date. The guidance is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management believes these changes will have no impact to the fund.

3. Risk Factors:
Investment Risk. You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. A change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. The fund is currently subject to heightened levels of interest rate risk because of the continued economic recovery, along with the fact that the Federal Reserve Board ended its quantitative easing program in 2014, and has begun, and may continue, to raise interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for a purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar-denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could cause the fund to be unable to pay redemption proceeds within a short period of time.
Variable NAV Risk. The fund does not maintain a stable NAV per share. The value of the fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the fund’s portfolio securities. You could lose money by investing in the fund.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
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Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2018, the aggregate advisory fee paid to CSIM by the fund was 0.34%, as a percentage of the fund’s average daily net assets.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the Schwab Variable Share Price Money Fund — Ultra Shares which may only be amended or terminated with the approval of the Board, to limit the total annual class operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.19%.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of the fund that are owned by other funds in the Fund Complex as of June 30, 2018:
Underlying Fund
Schwab Balanced Fund	0.4%
Schwab MarketTrack Balanced Portfolio	0.8%
Schwab MarketTrack Conservative Portfolio	0.4%
Schwab MarketTrack Growth Portfolio	1.3%
Schwab MarketTrack Growth Portfolio II	0.0%*
Schwab Monthly Income Fund — Enhanced Payout	0.0%*
Schwab Monthly Income Fund — Maximum Payout	0.0%*
Schwab Monthly Income Fund — Moderate Payout	0.0%*
Schwab Target 2010 Fund	0.1%
Schwab Target 2015 Fund	0.2%
Schwab Target 2020 Fund	1.0%
Schwab Target 2025 Fund	0.6%
Schwab Target 2030 Fund	0.9%
Schwab Target 2035 Fund	0.3%
Schwab Target 2040 Fund	0.6%
Schwab Target 2045 Fund	0.1%
Schwab Target 2050 Fund	0.1%
Schwab Target 2055 Fund	0.0%*
Schwab Target 2060 Fund	0.0%*
Schwab Target 2010 Index Fund	0.0%*
Schwab Target 2015 Index Fund	0.0%*
Schwab Target 2020 Index Fund	0.1%
Schwab Target 2025 Index Fund	0.1%
Schwab Target 2030 Index Fund	0.1%
Schwab Target 2035 Index Fund	0.0%*
Schwab Target 2040 Index Fund	0.0%*
Schwab Target 2045 Index Fund	0.0%*
Schwab Target 2050 Index Fund	0.0%*
Schwab VIT Balanced Portfolio	0.3%
Schwab VIT Balanced with Growth Portfolio	0.2%
Schwab VIT Growth Portfolio	0.2%
*	Less than 0.05%
Shareholder Concentration
Certain accounts may from time to time own (beneficially or of record) or control a significant percentage of a fund’s shares. Redemptions by these shareholders of their holdings in a fund may impact the fund’s liquidity and NAV. These redemptions may also force the fund to sell securities, which may negatively impact the fund’s brokerage costs. Please refer to note 3 for more information on redemption risk. As of June 30, 2018, one shareholder of the fund owned 13% of the fund’s outstanding shares.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex (for definition refer to Trustees and Officers section) when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2018, the fund’s total aggregate security transactions with other funds in the Fund Complex was $1,085,797 and includes realized gains (losses) of $0.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $605 million line of credit (the Syndicated Credit Facility), maturing on October 4, 2018. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which matures on November 30, 2018. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of June 30, 2018, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
Tax cost	$2,866,380,696
Gross unrealized appreciation	$192,367
Gross unrealized depreciation	(114,176)
Net unrealized appreciation (depreciation)	$78,191
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2017, the fund had no capital loss carryforwards available to offset future net capital gains.
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Financial Notes, unaudited (continued)

7. Federal Income Taxes (continued):
As of December 31, 2017, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2017, the fund did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Variable Share Price Money Fund (the Fund), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives extensive data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 26, 2018, and June 5, 2018, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 5, 2018. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered information provided by CSIM relating to the Fund’s portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s infrastructure. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Fund and certain of its shareholders. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Fund’s shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the

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peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap as well as using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, which may include exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The
Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and its affiliates have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the contractual investment advisory fee schedules with respect to the Fund that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and its affiliates that are designed to pass along potential economies of scale to the Fund’s shareholders. Specifically, the Board considered recent expense cap reductions effective October 3, 2017, as well CSIM and its affiliates previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, and (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and its affiliates as discussed above, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 107 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	107	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (public policy think tank) (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	107	Director, Gilead Sciences, Inc. (2005 – present)
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman, TIAA Charitable (financial services) (2014 – 2016); Senior Managing Director, TIAA (financial services) (2003 – 2016).	107	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	107	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	107	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	107	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	107	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	107	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Co-CEO, Colgin Cellars, LLC (vineyards) (Feb. 1998 – present).	107	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director (May 2008 – present), President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	107	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).	107	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present), Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President, Charles Schwab & Co., Inc. (July 2015 – present); Chief Financial Officer (July 2015 – Aug. 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	107	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (investment management firm) (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (investment management firm) (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of CSIM. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Variable Share Price Money Fund  |  Semiannual Report

Notes

Schwab Variable Share Price Money Fund
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
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Schwab Health Care Fund™
Schwab® International Core Equity Fund
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Schwab Fundamental Emerging Markets Large Company Index Fund
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Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab® U.S. Large-Cap Growth Index Fund
Schwab® U.S. Large-Cap Value Index Fund
Schwab® U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Funds
Bond Funds
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Schwab® Treasury Inflation Protected Securities Index Fund
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Investor or Ultra fund share classes.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2018 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR92570-02
00213104

Item 2:	Code of Ethics.

Not applicable to this semi-annual report.

Item 3:	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4:	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Charles Schwab Family of Funds

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	August 13, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	August 13, 2018

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	August 13, 2018